UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

James E. Ross	Ryan Louvar
President	Vice President and Senior Counsel
SSgA Funds Management Inc.	State Street Bank and Trust Company
State Street Financial Center	One Lincoln Street/CPH0326
One Lincoln Street	Boston, MA 02111
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

SPDR Dow Jones Total Market ETF (TMW)	3
SPDR Dow Jones Large Cap ETF (ELR)	14
SPDR S&P® 500 Growth ETF (SPYG) (formerly SPDR Dow Jones Large Cap Growth ETF (ELG))	22
SPDR S&P 500 Value ETF (SPYV) (formerly SPDR Dow Jones Large Cap Value ETF (ELV))	27
SPDR Dow Jones Mid Cap ETF (EMM)	32
SPDR S&P 400 Mid Cap Growth ETF (MDYG) (formerly SPDR Dow Jones Mid Cap Growth ETF (EMG))	38
SPDR S&P 400 Mid Cap Value ETF (MDYV) (formerly SPDR Dow Jones Mid Cap Value ETF (EMV))	42
SPDR S&P 600 Small Cap ETF (SLY) (formerly SPDR Dow Jones Small Cap ETF (DSC))	46
SPDR S&P 600 Small Cap Growth ETF (SLYG) (formerly SPDR Dow Jones Small Cap Growth ETF (DSG))	53
SPDR S&P 600 Small Cap Value ETF (SLYV) (formerly SPDR Dow Jones Small Cap Value ETF (DSV))	58
SPDR DJ Global Titans ETF (DGT)	64
SPDR Dow Jones REIT ETF (RWR)	65
SPDR KBW Bank ETF (KBE)	67
SPDR KBW Capital Markets ETF (KCE)	68
SPDR KBW Insurance ETF (KIE)	69
SPDR KBW Mortgage Finance(sm) ETF (KME)	70
SPDR KBW Regional Banking(sm) ETF (KRE)	71
SPDR Morgan Stanley Technology ETF (MTK)	72
SPDR S&P Dividend ETF (SDY)	73
SPDR S&P Biotech ETF (XBI)	75
SPDR S&P Health Care Equipment ETF (XHE)	76
SPDR S&P Homebuilders ETF (XHB)	77
SPDR S&P Metals & Mining ETF (XME)	78
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	79
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	80
SPDR S&P Pharmaceuticals ETF (XPH)	81
SPDR S&P Retail ETF (XRT)	82
SPDR S&P Semiconductor ETF (XSD)	84
SPDR S&P Telecom ETF (XTL)	85
SPDR S&P Transportation ETF (XTN)	86
SPDR Wells Fargo® Preferred Stock ETF (PSK)	87
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	90
SPDR Barclays Capital TIPS ETF (IPE)	91
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	92
SPDR Barclays Capital Long Term Treasury ETF (TLO)	94
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)	95
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR) (formerly SPDR Barclays Capital Intermediate Term Credit Bond ETF)	103
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC) (formerly SPDR Barclays Capital Long Term Credit Bond ETF)	111

SPDR Barclays Capital Convertible Securities ETF (CWB)	116
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	119
SPDR Barclays Capital Aggregate Bond ETF (LAG)	120
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	128
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	135
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	138
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	140
SPDR Nuveen S&P® VRDO Municipal Bond ETF (VRD)	147
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	149
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	153
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	155
SPDR Barclays Capital International Treasury Bond ETF (BWX)	157
SPDR Barclays Capital International Corporate Bond ETF (IBND)	160
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	165
SPDR Barclays Capital High Yield Bond ETF (JNK)	168
Notes to Schedules of Investments	173

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.4%
BE Aerospace, Inc. (a)	2,641	$93,835
Ceradyne, Inc. (a)	455	20,511
General Dynamics Corp.	4,141	317,035
Goodrich Corp.	2,384	203,904
Honeywell International, Inc.	9,160	546,944
Huntington Ingalls Industries, Inc. (a)	779	32,329
ITT Corp.	3,063	183,933
L-3 Communications Holdings, Inc.	1,888	147,849
Lockheed Martin Corp.	4,263	342,745
National Presto Industries, Inc. (b)	612	68,960
Northrop Grumman Corp.	4,679	293,420
Precision Castparts Corp.	1,612	237,254
Raytheon Co.	6,016	306,034
Rockwell Collins, Inc.	2,993	194,036
Textron, Inc. (b)	3,774	103,370
The Boeing Co.	8,964	662,709
United Technologies Corp.	11,499	973,390

		4,728,258

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (b)	2,172	161,010
Expeditors International of Washington, Inc.	3,186	159,746
FedEx Corp.	3,927	367,371
Forward Air Corp. (b)	2,909	89,103
United Parcel Service, Inc. (Class B)	10,023	744,909
UTI Worldwide, Inc.	3,175	64,262

		1,586,401

AIRLINES — 0.2%
AMR Corp. (a)(b)	4,393	28,379
Delta Air Lines, Inc. (a)	8,392	82,242
JetBlue Airways Corp. (a)(b)	4,576	28,691
Southwest Airlines Co.	9,927	125,378
United Continental Holdings, Inc. (a)(b)	4,294	98,719
US Airways Group, Inc. (a)(b)	2,536	22,089

		385,498

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(b)	666	8,385
BorgWarner, Inc. (a)(b)	1,291	102,880
Gentex Corp.	4,648	140,602
Johnson Controls, Inc.	9,070	377,040
Modine Manufacturing Co. (a)(b)	2,868	46,289
Shiloh Industries, Inc.	2,391	27,927
The Goodyear Tire & Rubber Co. (a)	4,552	68,189

		771,312

AUTOMOBILES — 0.4%
Ford Motor Co. (a)	41,261	615,202
Harley-Davidson, Inc.	4,083	173,487
Thor Industries, Inc. (b)	477	15,917

		804,606

BEVERAGES — 1.9%
Central European Distribution Corp. (a)	717	8,138
Coca-Cola Enterprises, Inc.	5,192	141,742
Constellation Brands, Inc. (Class A) (a)	3,705	75,137
Dr. Pepper Snapple Group, Inc.	3,466	128,797
Hansen Natural Corp. (a)	1,089	65,590
Molson Coors Brewing Co. (Class B)	1,937	90,826
PepsiCo, Inc.	20,381	1,312,740
The Coca-Cola Co.	26,823	1,779,706

		3,602,676

BIOTECHNOLOGY — 1.7%
Acorda Therapeutics, Inc. (a)(b)	1,173	27,214
Alexion Pharmaceuticals, Inc. (a)	1,109	109,436
Alkermes, Inc. (a)	2,176	28,179
Alnylam Pharmaceuticals, Inc. (a)(b)	996	9,532
AMAG Pharmaceuticals, Inc. (a)(b)	274	4,576
Amgen, Inc. (a)	14,010	748,834
Amylin Pharmaceuticals, Inc. (a)	2,394	27,220
AP Pharma, Inc. (a)(b)	15,200	3,496
AVI BioPharma, Inc. (a)(b)	4,480	8,378
Biogen Idec, Inc. (a)	4,023	295,248
BioMarin Pharmaceutical, Inc. (a)(b)	1,750	43,978
Celgene Corp. (a)	6,399	368,134
Cephalon, Inc. (a)(b)	1,208	91,542
Chelsea Therapeutics International, Ltd. (a)(b)	6,203	24,192
Cubist Pharmaceuticals, Inc. (a)(b)	1,183	29,859
Dendreon Corp. (a)(b)	3,628	135,796
Genzyme Corp. (a)	3,473	264,469
Gilead Sciences, Inc. (a)	12,389	525,789
Human Genome Sciences, Inc. (a)(b)	5,667	155,559
Incyte Corp. (a)(b)	1,332	21,112
InterMune, Inc. (a)	523	24,680
Isis Pharmaceuticals, Inc. (a)(b)	2,087	18,866
Medivation, Inc. (a)	1,454	27,103
Myriad Genetics, Inc. (a)	1,275	25,691
Neurocrine Biosciences, Inc. (a)(b)	1,782	13,525
Novavax, Inc. (a)(b)	3,272	8,474
Onyx Pharmaceuticals, Inc. (a)	1,031	36,271
PDL BioPharma, Inc. (b)	3,240	18,792
Pharmasset, Inc. (a)(b)	336	26,447
SIGA Technologies, Inc. (a)(b)	6,836	82,716
Spectrum Pharmaceuticals, Inc. (a)(b)	2,835	25,203
Talecris Biotherapeutics Holdings Corp. (a)	286	7,665
Vertex Pharmaceuticals, Inc. (a)	2,154	103,241

		3,341,217

BUILDING PRODUCTS — 0.1%
Masco Corp. (b)	5,423	75,488
Quanex Building Products Corp. (b)	514	10,090
Simpson Manufacturing Co., Inc. (b)	1,285	37,856
USG Corp. (a)(b)	2,903	48,364

		171,798

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	610	66,716
Ameriprise Financial, Inc.	3,371	205,901
BlackRock, Inc.	340	68,343
Diamond Hill Investment Group, Inc. (b)	112	8,960
E*TRADE Financial Corp. (a)	2,778	43,420
Eaton Vance Corp. (b)	1,742	56,162
Federated Investors, Inc. (Class B) (b)	816	21,828
Franklin Resources, Inc.	2,037	254,788
Intl. FCStone, Inc. (a)(b)	2,412	61,313

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Invesco, Ltd.	5,921	$151,341
Janus Capital Group, Inc. (b)	5,014	62,525
Jefferies Group, Inc.	1,950	48,633
KBW, Inc. (b)	708	18,543
Knight Capital Group, Inc. (Class A) (a)(b)	636	8,522
Legg Mason, Inc.	2,948	106,393
Medallion Financial Corp. (b)	892	7,841
Morgan Stanley	15,529	424,252
Northern Trust Corp.	3,141	159,406
Raymond James Financial, Inc.	1,494	57,131
SEI Investments Co.	4,764	113,764
State Street Corp. (c)	6,713	301,682
T. Rowe Price Group, Inc.	3,547	235,592
TD Ameritrade Holding Corp. (b)	3,620	75,549
The Bank of New York Mellon Corp.	15,016	448,528
The Charles Schwab Corp.	13,292	239,655
The Goldman Sachs Group, Inc.	5,801	919,284
Waddell & Reed Financial, Inc. (Class A)	2,661	108,063

		4,274,135

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	2,588	233,386
Airgas, Inc.	1,177	78,176
Ashland, Inc.	1,466	84,676
Cabot Corp.	1,686	78,045
Calgon Carbon Corp. (a)(b)	1,451	23,042
Celanese Corp. (Series A)	2,466	109,416
CF Industries Holdings, Inc.	1,006	137,611
E. I. du Pont de Nemours and Co.	12,209	671,129
Eastman Chemical Co.	1,721	170,930
Ecolab, Inc.	3,271	166,886
FMC Corp.	1,016	86,289
Monsanto Co.	7,599	549,104
Nalco Holding Co.	3,033	82,831
PPG Industries, Inc.	2,639	251,259
Praxair, Inc.	4,590	466,344
Sigma-Aldrich Corp.	1,434	91,260
The Dow Chemical Co.	14,093	532,011
The Mosaic Co.	2,420	190,575
The Sherwin-Williams Co.	1,077	90,457

		4,093,427

COMMERCIAL BANKS — 2.9%
Arrow Financial Corp.	3,638	90,004
Bank of Hawaii Corp.	691	33,044
BB&T Corp. (b)	8,813	241,917
CapitalSource, Inc.	1,474	10,377
Cathay General Bancorp (b)	966	16,470
Centerstate Banks, Inc. (b)	1,966	13,762
CIT Group, Inc. (a)	2,685	114,247
Columbia Banking System, Inc. (b)	3,773	72,328
Comerica, Inc. (b)	1,957	71,861
CVB Financial Corp. (b)	5,924	55,153
East West Bancorp, Inc.	1,712	37,596
F.N.B. Corp. (b)	5,361	56,505
Farmers Capital Bank Corp. (a)(b)	1,742	13,117
Fifth Third Bancorp	10,304	143,020
First Bancorp (b)	2,217	29,397
First Commonwealth Financial Corp. (b)	5,263	36,052
First Horizon National Corp.	3,344	37,486
First Merchants Corp. (b)	4,239	35,057
Green Bankshares, Inc. (a)(b)	2,594	7,237
Huntington Bancshares, Inc.	5,583	37,071
Independent Bank Corp.	2,729	73,710
International Bancshares Corp. (b)	1,300	23,842
Keycorp (b)	5,795	51,460
Lakeland Financial Corp. (b)	3,852	87,363
M&T Bank Corp.	1,138	100,679
Marshall & Ilsley Corp.	2,877	22,987
National Penn Bancshares, Inc. (b)	5,838	45,186
Old National Bancorp (b)	1,131	12,124
PacWest Bancorp (b)	1,584	34,452
Patriot National Bancorp, Inc. (a)(b)	16,628	36,580
PNC Financial Services Group, Inc.	7,884	496,613
Popular, Inc. (a)	4,505	13,110
Regions Financial Corp.	11,075	80,405
Renasant Corp. (b)	4,638	78,753
Royal Bancshares of Pennsylvania, Inc. (a)(b)	1,007	1,833
Sandy Spring Bancorp, Inc. (b)	2,967	54,771
Simmons First National Corp. (b)	2,838	76,881
StellarOne Corp. (b)	4,892	69,466
Summit Financial Group, Inc. (a)(b)	120	467
SunTrust Banks, Inc.	6,780	195,535
Susquehanna Bancshares, Inc. (b)	5,103	47,713
Trustmark Corp. (b)	1,077	25,223
U.S. Bancorp	22,925	605,908
Umpqua Holdings Corp. (b)	4,518	51,686
United Bankshares, Inc.	833	22,091
United Community Banks, Inc. (a)(b)	14,451	34,249
Wells Fargo & Co.	65,369	2,072,197
Zions Bancorporation (b)	2,799	64,545

		5,631,530

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	2,114	88,704
Cintas Corp.	2,900	87,783
Courier Corp. (b)	2,505	34,970
Covanta Holding Corp. (b)	2,060	35,185
Ennis, Inc. (b)	4,688	79,837
Herman Miller, Inc. (b)	2,727	74,965
Iron Mountain, Inc.	3,618	112,990
Kimball International, Inc. (Class B) (b)	7,284	50,988
Pitney Bowes, Inc.	3,497	89,838
R.R. Donnelley & Sons Co.	4,433	83,872
Republic Services, Inc.	3,773	113,341
Stericycle, Inc. (a)(b)	996	88,315
Waste Connections, Inc. (b)	2,004	57,695
Waste Management, Inc. (b)	6,591	246,108

		1,244,591

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)	3,565	45,418
Brocade Communications Systems, Inc. (a)	3,768	23,173
Ciena Corp. (a)	4,171	108,279
Cisco Systems, Inc.	77,242	1,324,700
Comtech Telecommunications Corp. (b)	717	19,488
EchoStar Corp. (Class A) (a)	859	32,513
Emulex Corp. (a)(b)	509	5,431

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

F5 Networks, Inc. (a)	1,355	$138,982
Finisar Corp. (a)	834	20,516
Harmonic, Inc. (a)(b)	1,982	18,591
Harris Corp.	2,517	124,843
InterDigital, Inc. (b)	1,064	50,764
JDS Uniphase Corp. (a)	4,825	100,553
Juniper Networks, Inc. (a)	8,049	338,702
Motorola Mobility Holdings, Inc. (a)	3,823	93,281
Motorola Solutions, Inc. (a)	4,369	195,251
Plantronics, Inc. (b)	691	25,305
Polycom, Inc. (a)	1,611	83,530
QUALCOMM, Inc.	21,937	1,202,806
Riverbed Technology, Inc. (a)	2,600	97,890
Tellabs, Inc.	8,836	46,301

		4,096,317

COMPUTERS & PERIPHERALS — 3.9%
Apple, Inc. (a)	11,980	4,174,431
Avid Technology, Inc. (a)(b)	1,157	25,801
Dell, Inc. (a)	23,985	348,022
EMC Corp. (a)	27,450	728,798
Hewlett-Packard Co.	32,673	1,338,613
Icad, Inc. (a)(b)	6,204	8,375
Lexmark International, Inc. (Class A) (a)	1,465	54,264
NCR Corp. (a)	3,227	60,797
NetApp, Inc. (a)	6,000	289,080
Novatel Wireless, Inc. (a)(b)	1,283	7,005
QLogic Corp. (a)	4,025	74,664
SanDisk Corp. (a)	4,675	215,471
Seagate Technology PLC (a)	7,021	101,102
Western Digital Corp. (a)	4,021	149,943

		7,576,366

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	1,179	32,694
EMCOR Group, Inc. (a)(b)	1,144	35,430
Fluor Corp.	2,646	194,904
Goldfield Corp. (a)	40,024	15,209
Jacobs Engineering Group, Inc. (a)	1,744	89,694
KBR, Inc.	2,162	81,659
Quanta Services, Inc. (a)	2,575	57,757
The Shaw Group, Inc. (a)	1,244	44,050
URS Corp. (a)	1,105	50,885

		602,282

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (b)	1,144	34,618
Martin Marietta Materials, Inc. (b)	818	73,350
Vulcan Materials Co. (b)	1,714	78,158

		186,126

CONSUMER FINANCE — 0.6%
American Express Co.	14,701	664,485
Capital One Financial Corp.	6,340	329,427
Discover Financial Services	6,326	152,583
SLM Corp. (a)	6,950	106,335

		1,252,830

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	3,600	138,888
Owens-Illinois, Inc. (a)	2,962	89,423
Sealed Air Corp.	4,032	107,493
Temple-Inland, Inc. (b)	2,010	47,034

		382,838

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,320	70,805
LKQ Corp. (a)	2,505	60,371
Pool Corp.	2,568	61,914

		193,090

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc. (a)	2,053	85,631
Capella Education Co. (a)	636	31,666
Career Education Corp. (a)(b)	2,255	51,234
Corinthian Colleges, Inc. (a)(b)	1,728	7,638
DeVry, Inc.	875	48,186
H&R Block, Inc. (b)	4,394	73,555
ITT Educational Services, Inc. (a)(b)	707	51,010
Service Corp. International	9,368	103,610
Sotheby’s (b)	946	49,760
Strayer Education, Inc. (b)	248	32,361

		534,651

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.	134,873	1,797,857
Citigroup, Inc. (a)	284,201	1,256,168
CME Group, Inc.	932	281,045
IntercontinentalExchange, Inc. (a)	1,131	139,724
JPMorgan Chase & Co.	53,669	2,474,141
Leucadia National Corp.	3,462	129,964
Moody’s Corp. (b)	3,299	111,869
MSCI, Inc. (Class A) (a)	1,451	53,426
NYSE Euronext	4,514	158,757
PHH Corp. (a)(b)	933	20,311
The NASDAQ OMX Group, Inc. (a)	2,723	70,362

		6,493,624

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	78,259	2,394,725
CenturyLink, Inc.	4,134	171,768
Cogent Communications Group, Inc. (a)	2,412	34,419
Frontier Communications Corp. (b)	17,187	141,277
Level 3 Communications, Inc. (a)(b)	12,065	17,735
Qwest Communications International, Inc.	23,354	159,508
SureWest Communications (a)	2,455	35,303
tw telecom, Inc. (a)	3,220	61,824
Verizon Communications, Inc.	37,013	1,426,481
Windstream Corp. (b)	7,226	92,999

		4,536,039

ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	5,709	200,614
Central Vermont Public Service Corp. (b)	3,948	91,949
Duke Energy Corp.	14,647	265,843
Edison International	4,643	169,887
Entergy Corp.	2,492	167,487
Exelon Corp.	8,853	365,098
FirstEnergy Corp.	6,442	238,934
Hawaiian Electric Industries, Inc. (b)	190	4,712
MGE Energy, Inc. (b)	2,705	109,526
NextEra Energy, Inc.	4,949	272,789
Northeast Utilities	2,004	69,339

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Pepco Holdings, Inc. (b)	5,762	$107,461
Pinnacle West Capital Corp.	1,560	66,752
PNM Resources, Inc. (b)	3,862	57,621
PPL Corp.	5,175	130,928
Progress Energy, Inc.	2,809	129,607
Southern Co.	10,854	413,646
Unitil Corp. (b)	2,177	51,290

		2,913,483

ELECTRICAL EQUIPMENT — 0.7%
Capstone Turbine Corp. (a)(b)	8,187	14,818
Cooper Industries PLC	878	56,982
Emerson Electric Co.	10,432	609,542
General Cable Corp. (a)	1,456	63,045
GrafTech International, Ltd. (a)(b)	2,360	48,687
Hubbell, Inc. (Class B)	1,834	130,269
PowerSecure International, Inc. (a)	2,761	23,745
Rockwell Automation, Inc.	2,463	233,123
Roper Industries, Inc. (b)	2,077	179,577
The Babcock & Wilcox Co. (a)	2,001	66,793

		1,426,581

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilent Technologies, Inc. (a)	5,918	265,008
Amphenol Corp. (Class A)	3,272	177,964
Arrow Electronics, Inc. (a)	3,148	131,838
Avnet, Inc. (a)	3,620	123,406
Benchmark Electronics, Inc. (a)	2,659	50,441
Corning, Inc.	20,725	427,557
Dolby Laboratories, Inc. (Class A) (a)	954	46,946
FLIR Systems, Inc.	2,301	79,638
Itron, Inc. (a)	597	33,695
Jabil Circuit, Inc.	3,554	72,608
L-1 Identity Solutions, Inc. (a)(b)	2,009	23,666
Lightpath Technologies, Inc. (Class A) (a)(b)	13,497	28,074
Molex, Inc. (b)	3,379	84,880
National Instruments Corp.	1,990	65,212
Power-One, Inc. (a)(b)	1,142	9,993
Sanmina-SCI Corp. (a)(b)	2,150	24,101
TE Connectivity, Ltd.	2,578	89,766
Tech Data Corp. (a)	2,286	116,266
Trimble Navigation, Ltd. (a)	3,216	162,537
Vishay Intertechnology, Inc. (a)	5,047	89,534
Vishay Precision Group, Inc. (a)	360	5,641

		2,108,771

ENERGY EQUIPMENT & SERVICES — 2.6%
Baker Hughes, Inc.	6,667	489,558
Cameron International Corp. (a)	3,454	197,223
Complete Production Services, Inc. (a)	856	27,229
Diamond Offshore Drilling, Inc. (b)	691	53,691
Dresser-Rand Group, Inc. (a)(b)	196	10,509
Exterran Holdings, Inc. (a)	1,710	40,578
FMC Technologies, Inc. (a)	1,819	171,859
Halliburton Co.	13,097	652,754
Helix Energy Solutions Group, Inc. (a)(b)	686	11,799
Helmerich & Payne, Inc.	1,772	121,719
McDermott International, Inc. (a)	4,007	101,738
Nabors Industries, Ltd. (a)	4,984	151,414
National Oilwell Varco, Inc.	6,473	513,115
Noble Corp.	1,269	57,892
Oceaneering International, Inc. (a)	196	17,532
Patterson-UTI Energy, Inc.	4,081	119,941
Pride International, Inc. (a)	3,002	128,936
Rowan Cos., Inc. (a)	3,280	144,910
Schlumberger, Ltd.	18,883	1,761,028
Superior Energy Services, Inc. (a)	3,222	132,102
TGC Industries, Inc. (a)	5,162	40,109
Tidewater, Inc. (b)	988	59,132
Weatherford International, Ltd. (a)	4,811	108,729

		5,113,497

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	5,996	439,627
CVS Caremark Corp.	20,039	687,739
Safeway, Inc. (b)	6,409	150,868
SUPERVALU, Inc. (b)	3,626	32,380
Sysco Corp.	8,713	241,350
The Kroger Co.	8,009	191,976
Wal-Mart Stores, Inc.	24,758	1,288,654
Walgreen Co.	12,560	504,158
Whole Foods Market, Inc.	2,007	132,261

		3,669,013

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	8,105	291,861
Bunge, Ltd.	1,991	144,009
Campbell Soup Co. (b)	4,453	147,439
ConAgra Foods, Inc.	8,034	190,808
Dean Foods Co. (a)	3,157	31,570
Flowers Foods, Inc. (b)	2,923	79,593
General Mills, Inc.	9,671	353,475
H.J. Heinz Co.	4,186	204,361
Kellogg Co.	2,879	155,408
Kraft Foods, Inc. (Class A)	19,179	601,453
McCormick & Co., Inc. (b)	1,551	74,184
Mead Johnson Nutrition Co.	2,685	155,542
Sanderson Farms, Inc. (b)	162	7,439
Sara Lee Corp.	11,478	202,816
Smithfield Foods, Inc. (a)	2,224	53,509
The Hershey Co.	2,433	132,234
The J.M. Smucker Co.	1,377	98,304
TreeHouse Foods, Inc. (a)(b)	1,300	73,931
Tyson Foods, Inc. (Class A)	5,198	99,750

		3,097,686

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	3,339	138,969
Delta Natural Gas Co., Inc.	224	7,063
Gas Natural, Inc. (b)	446	5,240
Questar Corp.	2,071	36,139

		187,411

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
ABIOMED, Inc. (a)	1,630	23,684
Alere, Inc. (a)	1,552	60,745
American Medical Systems Holdings, Inc. (a)(b)	3,172	68,642
Angeion Corp. (a)(b)	5,473	27,310
Baxter International, Inc.	8,294	445,968
Becton, Dickinson and Co.	3,399	270,628
Boston Scientific Corp. (a)	19,178	137,890

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

C.R. Bard, Inc.	1,780	$176,772
CareFusion Corp. (a)	2,638	74,392
Covidien PLC	3,050	158,417
DENTSPLY International, Inc.	1,667	61,662
Edwards Lifesciences Corp. (a)	2,707	235,509
Escalon Medical Corp. (a)	27,760	33,312
Gen-Probe, Inc. (a)(b)	832	55,203
Hologic, Inc. (a)	4,896	108,691
Immucor, Inc. (a)	1,344	26,584
Intuitive Surgical, Inc. (a)	469	156,393
Kinetic Concepts, Inc. (a)(b)	1,235	67,209
MAKO Surgical Corp. (a)(b)	556	13,455
Masimo Corp. (a)(b)	1,089	36,046
Medtronic, Inc.	15,571	612,719
NuVasive, Inc. (a)(b)	794	20,104
ResMed, Inc. (a)(b)	2,190	65,700
St. Jude Medical, Inc.	4,884	250,354
Stryker Corp.	3,809	231,587
Thoratec Corp. (a)(b)	962	24,945
Varian Medical Systems, Inc. (a)	2,209	149,417
Vascular Solutions, Inc. (a)(b)	1,004	10,954
Zimmer Holdings, Inc. (a)	3,030	183,406

		3,787,698

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	6,043	226,189
Amedisys, Inc. (a)(b)	647	22,645
AmerisourceBergen Corp.	3,697	146,253
athenahealth, Inc. (a)(b)	636	28,703
Cardinal Health, Inc.	5,276	217,002
CIGNA Corp.	4,382	194,035
Community Health Systems, Inc. (a)	908	36,311
Coventry Health Care, Inc. (a)	2,598	82,850
DaVita, Inc. (a)	1,949	166,659
Express Scripts, Inc. (Class A) (a)	6,709	373,087
Health Management Associates, Inc. (Class A) (a)	4,004	43,644
Health Net, Inc. (a)	2,608	85,282
HEALTHSOUTH Corp. (a)(b)	2,691	67,221
Healthways, Inc. (a)(b)	346	5,318
Henry Schein, Inc. (a)	2,203	154,585
Humana, Inc. (a)	2,722	190,377
Laboratory Corp. of America Holdings (a)	1,409	129,811
Lincare Holdings, Inc.	3,206	95,090
McKesson Corp.	4,273	337,781
Medco Health Solutions, Inc. (a)	6,775	380,484
Omnicare, Inc. (b)	2,244	67,298
Patterson Cos., Inc.	2,247	72,331
PSS World Medical, Inc. (a)(b)	2,036	55,277
Quest Diagnostics, Inc.	1,827	105,454
Tenet Healthcare Corp. (a)	8,190	61,015
UnitedHealth Group, Inc.	15,888	718,138
VCA Antech, Inc. (a)(b)	2,370	59,677
WellCare Health Plans, Inc. (a)	304	12,753
WellPoint, Inc.	6,950	485,040

		4,620,310

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)(b)	336	8,064

HOTELS, RESTAURANTS & LEISURE — 2.0%
Biglari Holdings, Inc. (a)(b)	178	75,392
Bob Evans Farms, Inc.	3,718	121,207
Brinker International, Inc.	1,970	49,841
Carnival Corp.	5,696	218,499
Darden Restaurants, Inc.	2,406	118,207
Gaylord Entertainment Co. (a)	514	17,825
International Game Technology	5,492	89,135
Interval Leisure Group, Inc. (a)(b)	770	12,589
Las Vegas Sands Corp. (a)	6,290	265,564
Marriott International, Inc. (Class A) (b)	5,484	195,121
McDonald’s Corp.	13,259	1,008,877
MGM Resorts International (a)(b)	3,735	49,115
Panera Bread Co. (Class A) (a)(b)	618	78,486
Penn National Gaming, Inc. (a)(b)	1,792	66,411
Royal Caribbean Cruises, Ltd. (a)	1,681	69,358
Scientific Games Corp. (Class A) (a)	2,730	23,860
Starbucks Corp.	9,987	369,020
Starwood Hotels & Resorts Worldwide, Inc.	3,280	190,634
The Cheesecake Factory, Inc. (a)(b)	2,823	84,944
Wendy’s/Arby’s Group, Inc. (Class A)	8,022	40,351
Wyndham Worldwide Corp.	4,990	158,732
Wynn Resorts, Ltd.	1,644	209,199
Yum! Brands, Inc.	7,210	370,450

		3,882,817

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A) (b)	2,862	67,543
Bassett Furniture Industries, Inc. (a)(b)	4,589	36,024
Brookfield Homes Corp. (a)(b)	1,224	11,506
D.R. Horton, Inc.	4,885	56,910
Fortune Brands, Inc.	2,050	126,875
Garmin, Ltd. (b)	2,320	78,555
Harman International Industries, Inc.	1,507	70,558
KB HOME (b)	2,692	33,489
Leggett & Platt, Inc.	3,920	96,040
Lennar Corp. (Class A)	3,270	59,252
Mohawk Industries, Inc. (a)	691	42,255
Newell Rubbermaid, Inc.	5,362	102,575
NVR, Inc. (a)(b)	117	88,452
Pulte Group, Inc. (a)	7,148	52,895
Ryland Group, Inc. (b)	1,119	17,792
Stanley Black & Decker, Inc.	1,753	134,280
Toll Brothers, Inc. (a)(b)	2,259	44,660
Whirlpool Corp.	1,237	105,590

		1,225,251

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc. (b)	1,963	155,744
Clorox Co. (b)	1,832	128,368
Colgate-Palmolive Co.	6,451	520,983
Energizer Holdings, Inc. (a)	1,173	83,471
Kimberly-Clark Corp.	4,937	322,238
The Procter & Gamble Co.	37,320	2,298,912

		3,509,716

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)(b)	4,762	75,573
Constellation Energy Group, Inc.	2,769	86,199
GenOn Energy, Inc. (a)	16,701	63,631

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

NRG Energy, Inc. (a)	4,957	$106,773
The AES Corp. (a)	10,014	130,182

		462,358

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	8,555	799,892
General Electric Co.	141,936	2,845,817
Tyco International, Ltd.	2,279	102,031

		3,747,740

INSURANCE — 3.8%
ACE, Ltd.	1,491	96,468
Aflac, Inc.	6,552	345,815
American International Group, Inc. (a)(b)	4,301	151,137
AON Corp.	3,696	195,740
Arthur J. Gallagher & Co.	1,444	43,912
Assurant, Inc.	2,027	78,060
Assured Guaranty, Ltd.	2,092	31,171
Berkshire Hathaway, Inc. (Class B) (a)	25,581	2,139,339
Chubb Corp.	5,152	315,869
Cincinnati Financial Corp. (b)	2,218	72,750
Donegal Group, Inc. (Class A) (b)	1,896	25,349
Eastern Insurance Holdings, Inc.	892	11,596
Everest Re Group, Ltd.	914	80,596
Fidelity National Financial, Inc. (Class A)	3,680	51,998
Genworth Financial, Inc. (Class A) (a)	6,767	91,084
Hartford Financial Services Group, Inc.	5,971	160,799
Lincoln National Corp.	5,996	180,120
Loews Corp.	6,302	271,553
Marsh & McLennan Cos., Inc.	6,427	191,589
MBIA, Inc. (a)(b)	2,756	27,670
MetLife, Inc.	6,940	310,426
Old Republic International Corp. (b)	5,647	71,660
PartnerRe, Ltd.	999	79,161
Principal Financial Group, Inc.	5,554	178,339
ProAssurance Corp. (a)	1,702	107,856
Protective Life Corp.	412	10,939
Prudential Financial, Inc.	6,307	388,385
Reinsurance Group of America, Inc.	1,048	65,793
RenaissanceRe Holdings, Ltd.	1,128	77,821
Seabright Holdings, Inc. (b)	2,215	22,704
Selective Insurance Group, Inc.	3,492	60,412
The Allstate Corp.	7,866	249,981
The Hanover Insurance Group, Inc. (b)	1,547	70,002
The Phoenix Cos., Inc. (a)(b)	6,257	17,019
The Progressive Corp.	8,749	184,866
The Travelers Cos., Inc.	8,334	495,706
Torchmark Corp.	1,169	77,715
Transatlantic Holdings, Inc.	858	41,759
Unum Group	6,139	161,149
Validus Holdings, Ltd.	2,073	69,093
W.R. Berkley Corp. (b)	1,956	63,003
XL Group PLC	4,366	107,404

		7,473,808

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	4,375	788,069
Expedia, Inc. (b)	4,551	103,126
HSN, Inc. (a)(b)	770	24,663
Liberty Media Corp. — Interactive (Class A) (a)	8,781	140,847
Netflix, Inc. (a)(b)	544	129,107
Priceline.com, Inc. (a)	479	242,585

		1,428,397

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (a)	2,992	113,696
AOL, Inc. (a)(b)	1,597	31,190
EarthLink, Inc.	5,245	41,068
eBay, Inc. (a)	13,839	429,563
Equinix, Inc. (a)(b)	561	51,107
Google, Inc. (Class A) (a)	3,040	1,782,078
IAC/InterActiveCorp. (a)	2,015	62,243
Internap Network Services Corp. (a)(b)	4,025	26,444
Local.com Corp. (a)(b)	4,307	16,754
Monster Worldwide, Inc. (a)(b)	2,932	46,619
VeriSign, Inc. (b)	3,066	111,020
WebMD Health Corp. (a)	799	42,683
Yahoo!, Inc. (a)	15,843	263,786

		3,018,251

IT SERVICES — 3.0%
Accenture PLC (Class A)	3,481	191,351
Alliance Data Systems Corp. (a)(b)	900	77,301
Automatic Data Processing, Inc.	7,350	377,128
Broadridge Financial Solutions, Inc.	2,557	58,018
Cognizant Technology Solutions Corp. (Class A) (a)	4,799	390,639
Computer Sciences Corp.	2,736	133,325
Fidelity National Information Services, Inc.	6,209	202,972
Fiserv, Inc. (a)	3,116	195,436
International Business Machines Corp.	15,944	2,599,988
Jack Henry & Associates, Inc. (b)	1,946	65,950
Lender Processing Services, Inc.	1,836	59,101
Mastercard, Inc. (Class A)	1,084	272,864
Paychex, Inc.	5,125	160,720
Rainmaker Systems, Inc. (a)	7,500	9,675
SAIC, Inc. (a)	2,512	42,503
Teradata Corp. (a)	3,213	162,899
The Western Union Co.	9,000	186,930
Total System Services, Inc. (b)	2,880	51,898
Unisys Corp. (a)	1,111	34,685
VeriFone Systems, Inc. (a)(b)	386	21,211
Visa, Inc. (Class A)	6,163	453,720

		5,748,314

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	2,382	60,574
Eastman Kodak Co. (a)(b)	4,787	15,462
Hasbro, Inc.	3,091	144,783
Mattel, Inc.	7,181	179,022

		399,841

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	1,488	7,752
Charles River Laboratories International, Inc. (a)	950	36,461
Covance, Inc. (a)	871	47,661
Illumina, Inc. (a)	1,800	126,126
Life Technologies Corp. (a)	2,955	154,901
PerkinElmer, Inc.	3,288	86,376

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Pharmaceutical Product Development, Inc.	1,088	$30,148
PURE Bioscience, Inc. (a)(b)	12,054	18,804
Sequenom, Inc. (a)(b)	1,152	7,292
Techne Corp. (b)	1,366	97,806
Thermo Fisher Scientific, Inc. (a)	6,214	345,188
Waters Corp. (a)	1,842	160,070

		1,118,585

MACHINERY — 2.8%
AGCO Corp. (a)	1,047	57,554
Bucyrus International, Inc.	1,447	132,328
Caterpillar, Inc.	8,207	913,849
CLARCOR, Inc. (b)	963	43,268
Crane Co.	1,871	90,613
Cummins, Inc.	2,423	265,609
Danaher Corp.	6,220	322,818
Deere & Co.	5,659	548,301
Donaldson Co., Inc. (b)	1,075	65,887
Dover Corp.	2,452	161,194
Eaton Corp.	4,672	259,016
Federal Signal Corp. (b)	4,896	31,873
Flowserve Corp.	710	91,448
Graco, Inc. (b)	286	13,010
Harsco Corp.	1,921	67,792
IDEX Corp.	3,354	146,402
Illinois Tool Works, Inc.	8,364	449,314
Ingersoll-Rand PLC (b)	1,545	74,639
John Bean Technologies Corp. (b)	391	7,519
Joy Global, Inc.	1,977	195,347
Lincoln Electric Holdings, Inc.	872	66,202
Meritor, Inc. (a)(b)	1,046	17,751
Mueller Water Products, Inc. (Class A) (b)	3,986	17,857
Navistar International Corp. (a)	1,080	74,876
Oshkosh Corp. (a)	2,123	75,112
PACCAR, Inc.	4,517	236,465
Pall Corp.	3,326	191,611
Parker Hannifin Corp.	2,764	261,696
Pentair, Inc.	2,260	85,405
SPX Corp.	1,207	95,824
Terex Corp. (a)(b)	1,753	64,931
The Manitowoc Co., Inc.	2,100	45,948
Timken Co.	2,558	133,783
WABCO Holdings, Inc. (a)	1,344	82,844
Watts Water Technologies, Inc. (b)	2,243	85,660

		5,473,746

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	380	4,093

MEDIA — 3.3%
Ascent Media Corp. (Class A) (a)	191	9,330
Cablevision Systems Corp. (Class A)	3,827	132,452
CBS Corp.	9,397	235,301
Comcast Corp. (Class A)	37,156	918,496
DIRECTV (Class A) (a)	13,560	634,608
Discovery Communications, Inc. (Series A) (a)	4,265	170,173
DISH Network Corp. (Class A) (a)	4,307	104,919
Gannett Co., Inc. (b)	5,763	87,770
Journal Communications, Inc. (Class A) (a)	5,012	30,072
Knology, Inc. (a)(b)	3,446	44,488
Lamar Advertising Co. (Class A) (a)(b)	1,723	63,648
Liberty Global, Inc. (Series A) (a)(b)	5,525	228,790
Liberty Media — Starz (Series A) (a)	703	54,553
Liberty Media Corp. — Capital (Class A) (a)	1,755	129,291
Live Nation Entertainment, Inc. (a)(b)	2,099	20,990
News Corp. (Class A)	30,360	533,122
Omnicom Group, Inc.	4,158	203,991
Scripps Networks Interactive, Inc. (Class A)	964	48,287
Sirius XM Radio, Inc. (a)(b)	47,565	78,958
The Interpublic Group of Cos., Inc.	8,015	100,749
The Madison Square Garden Co. (Class A) (a)	956	25,802
The McGraw-Hill Cos., Inc.	5,295	208,623
The New York Times Co. (Class A) (a)	1,595	15,105
The Walt Disney Co.	24,314	1,047,690
Time Warner Cable, Inc.	4,216	300,769
Time Warner, Inc.	17,356	619,609
Valassis Communications, Inc. (a)(b)	190	5,537
Viacom, Inc. (Class B)	7,225	336,107
Virgin Media, Inc. (b)	4,211	117,024

		6,506,254

METALS & MINING — 1.3%
AK Steel Holding Corp.	3,500	55,230
Alcoa, Inc.	11,709	206,664
Allegheny Technologies, Inc. (b)	1,366	92,505
Allied Nevada Gold Corp. (a)	760	26,965
Century Aluminum Co. (a)	1,355	25,311
Cliffs Natural Resources, Inc.	2,188	215,037
Coeur d’Alene Mines Corp. (a)(b)	476	16,555
Commercial Metals Co. (b)	2,060	35,576
Freeport-McMoRan Copper & Gold, Inc.	12,436	690,820
Molycorp, Inc. (a)	636	38,173
Newmont Mining Corp.	6,522	355,971
Nucor Corp.	3,969	182,653
Reliance Steel & Aluminum Co.	724	41,833
Royal Gold, Inc.	1,184	62,042
Schnitzer Steel Industries, Inc. (Class A) (b)	544	35,365
Southern Copper Corp.	3,181	128,099
Steel Dynamics, Inc.	2,945	55,278
Titanium Metals Corp. (a)	2,016	37,457
United States Steel Corp.	2,640	142,402
Walter Energy, Inc.	1,053	142,608
Worthington Industries, Inc. (b)	784	16,401

		2,602,945

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	390	15,183
Ameren Corp. (b)	2,757	77,389
CMS Energy Corp. (b)	5,437	106,783
Consolidated Edison, Inc.	3,618	183,505
Dominion Resources, Inc.	8,301	371,055
DTE Energy Co.	1,657	81,127
NiSource, Inc.	3,891	74,629
PG&E Corp.	4,754	210,032
Public Service Enterprise Group, Inc.	6,062	191,013

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Sempra Energy	3,190	$170,665
TECO Energy, Inc.	5,744	107,757
Wisconsin Energy Corp.	2,730	83,265
Xcel Energy, Inc.	7,573	180,919

		1,853,322

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)	2,459	106,794
Dillard’s, Inc. (Class A) (b)	860	34,503
Dollar Tree, Inc. (a)	2,688	149,238
Family Dollar Stores, Inc.	2,307	118,395
J.C. Penney Co., Inc.	3,156	113,332
Kohl’s Corp.	4,004	212,372
Macy’s, Inc.	7,044	170,888
Nordstrom, Inc.	3,538	158,785
Sears Holdings Corp. (a)(b)	1,150	95,048
Target Corp.	8,663	433,237

		1,592,592

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	23,138	246,420
Zebra Technologies Corp. (Class A) (a)	2,043	80,167

		326,587

OIL, GAS & CONSUMABLE FUELS — 10.0%
Abraxas Petroleum Corp. (a)(b)	5,169	30,239
Adams Resources & Energy, Inc.	336	9,610
Alpha Natural Resources, Inc. (a)(b)	2,768	164,336
Anadarko Petroleum Corp.	7,094	581,140
Apache Corp.	5,002	654,862
Approach Resources, Inc. (a)(b)	446	14,986
Arch Coal, Inc.	2,762	99,542
Atlas Energy LP	156	3,485
Blue Dolphin Energy Co. (a)(b)	3,655	27,047
BPZ Resources, Inc. (a)(b)	1,116	5,926
Brigham Exploration Co. (a)	1,660	61,719
Cabot Oil & Gas Corp.	1,098	58,161
Chesapeake Energy Corp.	8,060	270,171
Chevron Corp.	26,776	2,876,546
Cimarex Energy Co.	816	94,036
Clayton Williams Energy, Inc. (a)(b)	112	11,838
Concho Resources, Inc. (a)(b)	1,472	157,946
ConocoPhillips	17,813	1,422,546
CONSOL Energy, Inc.	2,790	149,628
Contango Oil & Gas Co. (a)	224	14,166
Contango ORE, Inc. (a)(b)	24	444
Denbury Resources, Inc. (a)	5,353	130,613
Devon Energy Corp.	5,917	543,003
El Paso Corp.	11,150	200,700
EOG Resources, Inc.	3,541	419,644
EXCO Resources, Inc.	2,900	59,914
Exxon Mobil Corp.	67,668	5,692,909
Forest Oil Corp. (a)	1,686	63,781
Frontier Oil Corp.	2,179	63,888
Goodrich Petroleum Corp. (a)(b)	1,104	24,531
Hess Corp.	3,893	331,722
Holly Corp.	1,054	64,041
Houston American Energy Corp. (b)	6,666	102,723
Marathon Oil Corp.	9,976	531,821
Massey Energy Co. (b)	2,322	158,732
Murphy Oil Corp.	2,722	199,849
Newfield Exploration Co. (a)	1,834	139,402
Noble Energy, Inc.	2,826	273,133
Occidental Petroleum Corp.	11,061	1,155,764
Panhandle Oil & Gas, Inc. (b)	336	10,634
Patriot Coal Corp. (a)	3,118	80,538
Peabody Energy Corp.	3,731	268,483
Petrohawk Energy Corp. (a)	4,229	103,780
Pioneer Natural Resources Co.	2,475	252,252
Plains Exploration & Production Co. (a)	3,018	109,342
QEP Resources, Inc.	2,072	83,999
Quicksilver Resources, Inc. (a)	664	9,502
Range Resources Corp. (b)	2,852	166,728
Rex Energy Corp. (a)(b)	1,290	15,028
SandRidge Energy, Inc. (a)	6,031	77,197
SM Energy Co.	2,622	194,526
Southwestern Energy Co. (a)	5,133	220,565
Spectra Energy Corp.	8,346	226,844
Sunoco, Inc.	2,141	97,608
Tesoro Corp. (a)	3,085	82,771
The Williams Cos., Inc.	8,535	266,121
Toreador Resources Corp. (a)	892	9,616
Ultra Petroleum Corp. (a)(b)	1,884	92,787
Valero Energy Corp.	7,471	222,785
Zion Oil & Gas, Inc. (a)(b)	2,237	10,782

		19,466,432

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	175	16,061
International Paper Co.	7,317	220,827
Louisiana-Pacific Corp. (a)(b)	1,236	12,978
MeadWestvaco Corp.	4,543	137,789
Weyerhaeuser Co.	7,331	180,343

		567,998

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	6,427	173,786
Herbalife, Ltd.	1,268	103,165
The Estee Lauder Cos., Inc. (Class A)	2,401	231,360

		508,311

PHARMACEUTICALS — 4.5%
Abbott Laboratories	19,607	961,723
Allergan, Inc.	4,124	292,887
Auxilium Pharmaceuticals, Inc. (a)(b)	827	17,756
Bristol-Myers Squibb Co.	25,045	661,939
Eli Lilly & Co.	12,441	437,550
Endo Pharmaceuticals Holdings, Inc. (a)	1,792	68,383
Forest Laboratories, Inc. (a)	4,730	152,779
Hospira, Inc. (a)	2,979	164,441
Johnson & Johnson	34,901	2,067,884
Merck & Co., Inc.	40,733	1,344,596
Mylan, Inc. (a)	5,246	118,927
Nektar Therapeutics (a)(b)	1,038	9,830
Perrigo Co.	1,499	119,200
Pfizer, Inc.	106,416	2,161,309
Questcor Pharmaceuticals, Inc. (a)(b)	1,225	17,652
ViroPharma, Inc. (a)(b)	1,812	36,059
VIVUS, Inc. (a)(b)	3,562	22,049
Watson Pharmaceuticals, Inc. (a)	2,370	132,744

		8,787,708

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,298	104,152
Equifax, Inc.	2,818	109,479

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

IHS, Inc. (Class A) (a)	838	$74,373
Manpower, Inc.	1,272	79,983
Robert Half International, Inc. (b)	3,810	116,586

		484,573

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Agree Realty Corp. (b)	3,200	71,840
AMB Property Corp.	1,396	50,214
American Campus Communities, Inc.	1,611	53,163
Annaly Capital Management, Inc.	8,285	144,573
Apartment Investment & Management Co. (Class A)	3,140	79,976
Ashford Hospitality Trust, Inc. (b)	7,780	85,736
AvalonBay Communities, Inc.	1,220	146,498
BioMed Realty Trust, Inc. (b)	2,642	50,251
Boston Properties, Inc. (b)	2,991	283,696
BRE Properties, Inc.	1,003	47,322
Camden Property Trust	430	24,433
CBL & Associates Properties, Inc. (b)	2,261	39,387
Cedar Shopping Centers, Inc. (b)	2,311	13,935
Cogdell Spencer, Inc.	1,601	9,510
Colonial Properties Trust	476	9,163
Corporate Office Properties Trust (b)	2,188	79,074
Developers Diversified Realty Corp. (b)	2,395	33,530
Digital Realty Trust, Inc. (b)	1,025	59,593
Duke Realty Corp. (b)	2,652	37,155
Equity Residential	4,832	272,573
Extra Space Storage, Inc. (b)	1,982	41,047
Glimcher Realty Trust (b)	4,080	37,740
HCP, Inc.	4,044	153,429
Health Care REIT, Inc.	1,171	61,407
Home Properties, Inc. (b)	700	41,265
Hospitality Properties Trust	2,157	49,935
Host Hotels & Resorts, Inc.	9,752	171,733
Investors Real Estate Trust (b)	8,992	85,424
Kimco Realty Corp.	4,542	83,300
LaSalle Hotel Properties	3,184	85,968
Lexington Realty Trust (b)	2,072	19,373
Liberty Property Trust (b)	1,530	50,337
Monmouth Real Estate Investment Corp. (b)	5,774	47,405
National Retail Properties, Inc.	3,894	101,750
Nationwide Health Properties, Inc.	1,375	58,479
Pennsylvania Real Estate Investment Trust	2,910	41,526
Pittsburgh & West Virginia Railroad (b)	3,130	31,989
Plum Creek Timber Co., Inc.	3,109	135,583
Post Properties, Inc. (b)	514	20,174
ProLogis	5,916	94,538
Public Storage	1,399	155,163
Realty Income Corp. (b)	1,982	69,271
Regency Centers Corp.	268	11,653
Senior Housing Properties Trust	1,732	39,905
Simon Property Group, Inc.	3,588	384,490
SL Green Realty Corp. (b)	938	70,538
Strategic Hotels & Resorts, Inc. (a)	3,369	21,730
Sunstone Hotel Investors, Inc. (a)	750	7,643
Tanger Factory Outlet Centers, Inc. (b)	3,612	94,779
The Macerich Co.	2,423	120,011
Transcontinental Realty Investors, Inc. (a)(b)	764	2,712
UDR, Inc. (b)	2,535	61,778
Urstadt Biddle Properties, Inc. (Class A) (b)	4,920	93,578
Ventas, Inc.	2,014	109,360
Vestin Realty Mortgage II, Inc. (a)(b)	524	833
Vornado Realty Trust	4,034	352,975
Walter Investment Management Corp. (b)	380	6,129
Weingarten Realty Investors (b)	1,552	38,893

		4,645,465

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Brookfield Office Properties, Inc. (b)	2,168	38,417
CB Richard Ellis Group, Inc. (Class A) (a)	5,477	146,236
Forestar Group, Inc. (a)	734	13,961
Jones Lang LaSalle, Inc.	890	88,768
The St. Joe Co. (a)(b)	1,275	31,964

		319,346

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)(b)	1,332	23,856
Con-way, Inc.	380	14,930
CSX Corp.	5,935	466,491
Dollar Thrifty Automotive Group, Inc. (a)(b)	1,407	93,889
J.B. Hunt Transport Services, Inc.	3,608	163,876
Kansas City Southern (a)	1,676	91,258
Landstar System, Inc.	2,295	104,836
Norfolk Southern Corp.	5,764	399,272
Union Pacific Corp.	6,460	635,212

		1,993,620

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Micro Devices, Inc. (a)(b)	7,687	66,108
Aetrium, Inc. (a)(b)	7,992	13,746
Altera Corp.	4,509	198,486
Anadigics, Inc. (a)(b)	2,245	10,058
Analog Devices, Inc.	4,833	190,324
Applied Materials, Inc.	19,563	305,574
Atheros Communications, Inc. (a)	2,526	112,786
AXT, Inc. (a)(b)	7,410	53,130
Broadcom Corp. (Class A)	7,306	287,710
Cirrus Logic, Inc. (a)	1,522	32,008
Cree, Inc. (a)	290	13,386
Cypress Semiconductor Corp. (a)(b)	2,319	44,942
Energy Conversion Devices, Inc. (a)(b)	1,088	2,459
FEI Co. (a)(b)	1,883	63,495
First Solar, Inc. (a)(b)	756	121,595
Intel Corp.	74,151	1,495,626
International Rectifier Corp. (a)	1,592	52,631
Intersil Corp. (Class A) (b)	4,195	52,228
KLA-Tencor Corp.	3,791	179,580
Lam Research Corp. (a)	2,999	169,923
Linear Technology Corp. (b)	4,226	142,120
LSI Corp. (a)	8,922	60,670
Marvell Technology Group, Ltd. (a)	6,502	101,106
Maxim Integrated Products, Inc.	2,555	65,408
MEMC Electronic Materials, Inc. (a)	3,894	50,466
Microchip Technology, Inc. (b)	3,495	132,845
Micron Technology, Inc. (a)	10,857	124,421
Microsemi Corp. (a)	2,220	45,976

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

MKS Instruments, Inc. (b)	280	$9,324
National Semiconductor Corp.	5,645	80,949
Novellus Systems, Inc. (a)	3,228	119,856
NVIDIA Corp. (a)	8,790	162,263
ON Semiconductor Corp. (a)	4,122	40,684
Rambus, Inc. (a)	1,979	39,184
Sigma Designs, Inc. (a)(b)	564	7,304
Skyworks Solutions, Inc. (a)	1,187	38,483
SunPower Corp. (Class A) (a)(b)	2,190	37,537
Teradyne, Inc. (a)(b)	4,658	82,959
Texas Instruments, Inc.	17,518	605,422
Xilinx, Inc. (b)	3,830	125,624

		5,538,396

SOFTWARE — 3.8%
Activision Blizzard, Inc. (b)	8,720	95,658
Adobe Systems, Inc. (a)	8,876	294,328
Autodesk, Inc. (a)	4,764	210,140
BMC Software, Inc. (a)	3,324	165,336
CA, Inc.	6,399	154,728
Cadence Design Systems, Inc. (a)	6,561	63,970
Citrix Systems, Inc. (a)	3,911	287,302
Compuware Corp. (a)	7,375	85,181
Concur Technologies, Inc. (a)(b)	1,176	65,209
Electronic Arts, Inc. (a)	4,305	84,077
Intuit, Inc. (a)	5,178	274,952
Microsoft Corp.	104,458	2,649,055
Novell, Inc. (a)	9,697	57,503
Nuance Communications, Inc. (a)(b)	4,089	79,981
Oracle Corp.	52,652	1,756,997
Parametric Technology Corp. (a)	4,429	99,608
Red Hat, Inc. (a)	3,761	170,712
Rovi Corp. (a)(b)	720	38,628
Salesforce.com, Inc. (a)	1,505	201,038
Smith Micro Software, Inc. (a)(b)	1,735	16,240
Solera Holdings, Inc.	1,540	78,694
Symantec Corp. (a)	12,468	231,157
Synopsys, Inc. (a)	3,645	100,784
TiVo, Inc. (a)	2,720	23,827
Versant Corp. (a)(b)	2,205	29,062
VMware, Inc. (Class A) (a)	480	39,139
Websense, Inc. (a)(b)	625	14,356

		7,367,662

SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. (Class A)	1,868	109,652
Advance Auto Parts, Inc.	2,040	133,865
Aeropostale, Inc. (a)	1,088	26,460
American Eagle Outfitters, Inc.	3,765	59,826
AutoNation, Inc. (a)(b)	3,768	133,274
AutoZone, Inc. (a)	601	164,410
Bed Bath & Beyond, Inc. (a)	4,187	202,106
Best Buy Co., Inc.	4,525	129,958
Chico’s FAS, Inc.	2,330	34,717
Dick’s Sporting Goods, Inc. (a)	1,476	59,010
Foot Locker, Inc.	3,345	65,963
GameStop Corp. (Class A) (a)(b)	2,057	46,324
Genesco, Inc. (a)(b)	337	13,547
Home Depot, Inc.	23,303	863,609
Limited Brands, Inc.	5,220	171,634
Lowe’s Cos., Inc.	18,358	485,202
O’Reilly Automotive, Inc. (a)	2,787	160,141
Office Depot, Inc. (a)	5,285	24,470
OfficeMax, Inc. (a)	950	12,293
PetSmart, Inc.	3,109	127,314
Pier 1 Imports, Inc. (a)(b)	856	8,688
RadioShack Corp. (b)	3,037	45,585
Rent-A-Center, Inc. (b)	2,125	74,184
Ross Stores, Inc.	2,622	186,477
Staples, Inc.	10,012	194,433
The Gap, Inc.	7,773	176,136
The Men’s Wearhouse, Inc. (b)	691	18,698
Tiffany & Co.	2,303	141,496
TJX Cos., Inc.	5,434	270,233
Urban Outfitters, Inc. (a)	2,441	72,815
Williams-Sonoma, Inc.	1,892	76,626

		4,289,146

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (a)	1,352	38,708
Coach, Inc.	4,974	258,847
Crocs, Inc. (a)(b)	476	8,492
Hanesbrands, Inc. (a)	1,884	50,943
Iconix Brand Group, Inc. (a)(b)	618	13,275
Liz Claiborne, Inc. (a)(b)	3,621	19,517
NIKE, Inc. (Class B)	3,845	291,067
Quiksilver, Inc. (a)(b)	4,589	20,283
The Jones Group, Inc.	3,174	43,643
Under Armour, Inc. (Class A) (a)(b)	787	53,555
V.F. Corp.	922	90,845
Wolverine World Wide, Inc. (b)	3,023	112,697

		1,001,872

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp. (b)	1,752	25,176
Berkshire Hills Bancorp, Inc. (b)	2,303	48,018
Hudson City Bancorp, Inc.	4,264	41,276
MGIC Investment Corp. (a)	3,280	29,159
New York Community Bancorp, Inc. (b)	3,992	68,902
NewAlliance Bancshares, Inc. (b)	6,991	103,746
OceanFirst Financial Corp. (b)	4,340	60,543
People’s United Financial, Inc.	4,721	59,390
Radian Group, Inc.	2,459	16,746
TF Financial Corp.	235	4,895
TrustCo Bank Corp. NY	7,968	47,250

		505,101

TOBACCO — 1.4%
Altria Group, Inc.	27,543	716,944
Lorillard, Inc.	1,956	185,840
Philip Morris International, Inc.	25,315	1,661,423
Reynolds American, Inc.	5,558	197,476

		2,761,683

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	2,797	181,330
Kaman Corp. (Class A) (b)	2,433	85,642
W.W. Grainger, Inc.	562	77,376
Willis Lease Finance Corp. (a)(b)	446	5,637

		349,985

WATER UTILITIES — 0.1%
Aqua America, Inc.	1,551	35,502
Artesian Resources Corp. (Class A) (b)	446	8,693
Cadiz, Inc. (a)(b)	778	9,484

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Connecticut Water Service, Inc. (b)	1,088	$28,669
Middlesex Water Co. (b)	5,036	91,605
Pennichuck Corp. (b)	224	6,382
York Water Co. (b)	2,501	43,542

		223,877

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (a)	5,904	305,945
Crown Castle International Corp. (a)	4,062	172,838
Leap Wireless International, Inc. (a)(b)	1,248	19,332
MetroPCS Communications, Inc. (a)	3,134	50,896
NII Holdings, Inc. (a)	2,768	115,343
SBA Communications Corp. (Class A) (a)	1,950	77,376
Sprint Nextel Corp. (a)	35,493	164,687
Telephone & Data Systems, Inc.	2,017	67,973

		974,390

TOTAL COMMON STOCKS —
(Cost $169,273,162)		193,582,308

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,252,069	8,252,069
State Street Institutional Liquid Reserves Fund 0.19% (f)(g)	643,276	643,276

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,895,345)		8,895,345

TOTAL INVESTMENTS — 104.1% (h)
(Cost $178,168,507)		202,477,653
OTHER ASSETS & LIABILITIES — (4.1)%		(7,979,107)

NET ASSETS — 100.0%		$194,498,546

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.	2,291	$169,374
General Dynamics Corp.	1,087	83,221
Goodrich Corp.	455	38,916
Honeywell International, Inc.	2,530	151,066
Huntington Ingalls Industries, Inc. (a)	162	6,723
ITT Corp.	660	39,633
L-3 Communications Holdings, Inc. (b)	435	34,065
Lockheed Martin Corp.	994	79,917
Northrop Grumman Corp.	976	61,205
Precision Castparts Corp.	509	74,915
Raytheon Co.	1,336	67,962
Rockwell Collins, Inc.	578	37,472
Spirit Aerosystems Holdings, Inc. (a)(b)	369	9,472
Textron, Inc. (b)	879	24,076
TransDigm Group, Inc. (a)	100	8,383
United Technologies Corp.	2,828	239,390

		1,125,790

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (b)	621	46,035
Expeditors International Washington, Inc.	776	38,909
FedEx Corp.	1,058	98,976
United Parcel Service, Inc. (Class B)	2,486	184,759

		368,679

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	2,654	26,009
Southwest Airlines Co.	2,676	33,798
United Continental Holdings, Inc. (a)(b)	1,118	25,703

		85,510

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	414	32,991
Gentex Corp. (b)	500	15,125
Johnson Controls, Inc.	2,397	99,643
Lear Corp.	164	8,015
The Goodyear Tire & Rubber Co. (a)	860	12,883
TRW Automotive Holdings Corp. (a)	324	17,846
Visteon Corp. (a)(b)	161	10,061

		196,564

AUTOMOBILES — 0.6%
Ford Motor Co. (a)	12,900	192,339
General Motors Co. (a)	1,932	59,950
Harley-Davidson, Inc.	862	36,626

		288,915

BEVERAGES — 2.2%
Brown-Forman Corp. (Class B) (b)	416	28,413
Coca-Cola Enterprises, Inc.	1,152	31,450
Constellation Brands, Inc. (Class A) (a)	694	14,074
Dr. Pepper Snapple Group, Inc.	841	31,251
Hansen Natural Corp. (a)	264	15,901
Molson Coors Brewing Co. (Class B)	532	24,945
PepsiCo, Inc.	5,614	361,598
The Coca-Cola Co.	7,509	498,222

		1,005,854

BIOTECHNOLOGY — 1.4%
Alexion Pharmaceuticals, Inc. (a)	278	27,433
Amgen, Inc. (a)	3,386	180,982
Biogen Idec, Inc. (a)	820	60,180
Celgene Corp. (a)	1,639	94,292
Cephalon, Inc. (a)(b)	249	18,869
Dendreon Corp. (a)(b)	508	19,014
Genzyme Corp. (a)	884	67,317
Gilead Sciences, Inc. (a)	2,807	119,129
Human Genome Sciences, Inc. (a)(b)	585	16,058
Talecris Biotherapeutics Holdings Corp. (a)(b)	177	4,744
United Therapeutics Corp. (a)(b)	129	8,645
Vertex Pharmaceuticals, Inc. (a)	662	31,730

		648,393

BUILDING PRODUCTS — 0.1%
Masco Corp. (b)	1,343	18,694
Owens Corning, Inc. (a)	422	15,188

		33,882

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc. (a)(b)	151	16,515
Ameriprise Financial, Inc.	877	53,567
BlackRock, Inc.	341	68,544
E*TRADE Financial Corp. (a)	633	9,894
Eaton Vance Corp. (b)	419	13,509
Federated Investors, Inc. (Class B) (b)	337	9,015
Franklin Resources, Inc.	541	67,668
Invesco, Ltd.	1,599	40,870
Jefferies Group, Inc. (b)	427	10,649
Legg Mason, Inc. (b)	511	18,442
LPL Investment Holdings, Inc. (a)(b)	4	143
Morgan Stanley	4,912	134,196
Northern Trust Corp.	894	45,371
Raymond James Financial, Inc.	355	13,575
SEI Investments Co.	494	11,797
State Street Corp. (c)	1,810	81,341
T. Rowe Price Group, Inc.	949	63,033
TD Ameritrade Holding Corp. (b)	879	18,345
The Bank of New York Mellon Corp.	4,346	129,815
The Charles Schwab Corp.	3,410	61,482
The Goldman Sachs Group, Inc.	1,541	244,202

		1,111,973

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	716	64,569
Airgas, Inc.	253	16,804
Albemarle Corp.	331	19,784
Ashland, Inc.	212	12,245
Celanese Corp. (Series A)	544	24,137
CF Industries Holdings, Inc.	246	33,650
E. I. du Pont de Nemours & Co.	3,217	176,839
Eastman Chemical Co. (b)	265	26,320
Ecolab, Inc.	799	40,765
FMC Corp.	270	22,931
Huntsman Corp. (b)	432	7,508
International Flavors & Fragrances, Inc.	287	17,880
Lubrizol Corp.	246	32,954
LyondellBasell Industries NV (a)	1,181	46,709
Monsanto Co.	1,885	136,210
Nalco Holding Co.	398	10,870
PPG Industries, Inc.	597	56,841
Praxair, Inc.	1,037	105,359
Sigma-Aldrich Corp. (b)	391	24,883
The Dow Chemical Co.	4,115	155,341

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

The Mosaic Co.	539	$42,446
The Scotts Miracle-Gro Co. (Class A)	161	9,314
The Sherwin-Williams Co.	323	27,129
The Valspar Corp. (b)	333	13,020

		1,124,508

COMMERCIAL BANKS — 2.7%
BB&T Corp.	2,511	68,927
BOK Financial Corp. (b)	81	4,186
CIT Group, Inc. (a)	649	27,615
City National Corp. (b)	152	8,672
Comerica, Inc. (b)	645	23,684
Commerce Bancshares, Inc.	244	9,867
Cullen/Frost Bankers, Inc. (b)	204	12,040
Fifth Third Bancorp	3,249	45,096
First Horizon National Corp. (b)	799	8,957
First Republic Bank (a)	3	93
Huntington Bancshares, Inc.	3,085	20,484
Keycorp	2,952	26,214
M&T Bank Corp.	398	35,211
Marshall & Ilsley Corp.	1,594	12,736
PNC Financial Services Group, Inc.	1,893	119,240
Regions Financial Corp.	4,514	32,772
SunTrust Banks, Inc.	1,762	50,816
U.S. Bancorp	6,784	179,301
Wells Fargo & Co.	17,658	559,759
Zions Bancorporation	541	12,475

		1,258,145

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	426	17,875
Cintas Corp. (b)	484	14,651
Copart, Inc. (a)(b)	223	9,663
Corrections Corp. of America (a)(b)	463	11,297
Covanta Holding Corp.	444	7,584
Iron Mountain, Inc.	654	20,424
Pitney Bowes, Inc. (b)	768	19,730
R.R. Donnelley & Sons Co. (b)	761	14,398
Republic Services, Inc.	1,126	33,825
Stericycle, Inc. (a)(b)	325	28,818
Waste Connections, Inc. (b)	431	12,408
Waste Management, Inc. (b)	1,628	60,789

		251,462

COMMUNICATIONS EQUIPMENT — 2.0%
Acme Packet, Inc. (a)(b)	200	14,192
Brocade Communications Systems, Inc. (a)	1,285	7,903
Cisco Systems, Inc.	19,692	337,718
F5 Networks, Inc. (a)	243	24,924
Harris Corp. (b)	493	24,453
JDS Uniphase Corp. (a)	800	16,672
Juniper Networks, Inc. (a)	1,921	80,835
Motorola Mobility Holdings, Inc. (a)	960	23,424
Motorola Solutions, Inc. (a)	1,097	49,025
Polycom, Inc. (a)	300	15,555
QUALCOMM, Inc.	5,777	316,753
Riverbed Technology, Inc. (a)	500	18,825

		930,279

COMPUTERS & PERIPHERALS — 4.0%
Apple, Inc. (a)	3,250	1,132,463
Dell, Inc. (a)(b)	6,071	88,090
EMC Corp. (a)	7,214	191,532
Hewlett-Packard Co.	7,655	313,625
NCR Corp. (a)	604	11,379
NetApp, Inc. (a)	1,194	57,527
SanDisk Corp. (a)	824	37,978
Seagate Technology (a)	1,752	25,229
Western Digital Corp. (a)	795	29,646

		1,887,469

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)(b)	350	9,706
Fluor Corp.	656	48,321
Foster Wheeler AG (a)	328	12,339
Jacobs Engineering Group, Inc. (a)	447	22,989
KBR, Inc.	596	22,511
Quanta Services, Inc. (a)	709	15,903
The Shaw Group, Inc. (a)	369	13,066
URS Corp. (a)	308	14,184

		159,019

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	148	13,271
Vulcan Materials Co. (b)	418	19,061

		32,332

CONSUMER FINANCE — 0.7%
American Express Co.	3,831	173,161
Capital One Financial Corp.	1,606	83,448
Discover Financial Services	1,980	47,757
SLM Corp. (a)	1,702	26,041

		330,407

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	237	11,881
Ball Corp.	684	24,521
Bemis Co., Inc.	371	12,173
Crown Holdings, Inc. (a)	583	22,492
Owens-Illinois, Inc. (a)	622	18,778
Sealed Air Corp. (b)	583	15,543
Smurfit-Stone Container Corp. (a)	190	7,344
Sonoco Products Co. (b)	358	12,970

		125,702

DISTRIBUTORS — 0.1%
Genuine Parts Co.	590	31,648

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)	483	20,146
DeVry, Inc.	225	12,391
H&R Block, Inc. (b)	1,225	20,506
Weight Watchers International, Inc. (b)	137	9,604

		62,647

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Bank of America Corp.	35,285	470,349
CBOE Holdings, Inc. (b)	41	1,188
Citigroup, Inc. (a)	103,142	455,888
CME Group, Inc.	242	72,975
Intercontinental Exchange, Inc. (a)	263	32,491
JPMorgan Chase & Co.	13,883	640,006
Leucadia National Corp. (b)	614	23,050
Moody’s Corp. (b)	704	23,873
MSCI, Inc. (Class A) (a)	425	15,648
NYSE Euronext	940	33,060

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

The NASDAQ OMX Group, Inc. (a)	572	$14,780

		1,783,308

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	21,067	644,650
CenturyLink, Inc. (b)	1,086	45,123
Frontier Communications Corp. (b)	3,617	29,732
Qwest Communications International, Inc.	5,193	35,468
Verizon Communications, Inc.	9,998	385,323
Windstream Corp. (b)	1,623	20,888

		1,161,184

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,733	60,898
DPL, Inc. (b)	411	11,266
Duke Energy Corp.	4,729	85,831
Edison International	1,093	39,993
Entergy Corp.	686	46,106
Exelon Corp.	2,327	95,965
FirstEnergy Corp.	1,514	56,154
ITC Holdings Corp. (b)	179	12,512
NextEra Energy, Inc.	1,472	81,137
Northeast Utilities	671	23,217
NV Energy, Inc.	850	12,656
Pepco Holdings, Inc. (b)	785	14,640
Pinnacle West Capital Corp.	371	15,875
PPL Corp. (b)	1,779	45,009
Progress Energy, Inc.	1,053	48,585
The Southern Co.	2,894	110,290
Westar Energy, Inc.	392	10,357

		770,491

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	573	25,138
Babcock & Wilcox Co. (a)	414	13,819
Cooper Industries PLC	539	34,981
Emerson Electric Co.	2,684	156,826
Hubbell, Inc. (Class B)	195	13,851
Rockwell Automation, Inc.	461	43,634
Roper Industries, Inc. (b)	324	28,013

		316,262

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. (a)	1,302	58,304
Amphenol Corp. (Class A)	644	35,027
Arrow Electronics, Inc. (a)	438	18,343
Avnet, Inc. (a)	536	18,272
Corning, Inc.	5,468	112,805
Dolby Laboratories, Inc. (Class A) (a)	192	9,448
FLIR Systems, Inc. (b)	508	17,582
Ingram Micro, Inc. (Class A) (a)	505	10,620
Jabil Circuit, Inc.	592	12,095
Mettler-Toledo International, Inc. (a)	120	20,640
Molex, Inc. (b)	483	12,133
TE Connectivity, Ltd.	1,506	52,439
Trimble Navigation, Ltd. (a)(b)	462	23,350

		401,058

ENERGY EQUIPMENT & SERVICES — 2.6%
Baker Hughes, Inc.	1,475	108,309
Cameron International Corp. (a)	874	49,905
Diamond Offshore Drilling, Inc. (b)	240	18,648
FMC Technologies, Inc. (a)	426	40,249
Halliburton Co.	3,251	162,030
Helmerich & Payne, Inc. (b)	340	23,355
McDermott International, Inc. (a)	830	21,074
Nabors Industries, Ltd. (a)	1,038	31,534
National-Oilwell Varco, Inc.	1,489	118,033
Noble Corp. (b)	861	39,279
Oceaneering International, Inc. (a)	165	14,759
Patterson-UTI Energy, Inc.	567	16,664
Pride International, Inc. (a)	537	23,064
Rowan Cos., Inc. (a)	402	17,760
Schlumberger, Ltd.	4,831	450,539
Tidewater, Inc. (b)	190	11,372
Weatherford International, Ltd. (a)	2,576	58,218

		1,204,792

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,561	114,453
CVS Caremark Corp.	4,892	167,894
Safeway, Inc. (b)	1,367	32,179
Sysco Corp. (b)	2,143	59,361
The Kroger Co.	2,128	51,008
Wal-Mart Stores, Inc.	7,194	374,448
Walgreen Co.	3,296	132,301
Whole Foods Market, Inc.	416	27,414

		959,058

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,133	76,809
Bunge, Ltd.	548	39,637
Campbell Soup Co. (b)	739	24,468
ConAgra Foods, Inc.	1,647	39,116
General Mills, Inc.	2,152	78,656
Green Mountain Coffee Roasters, Inc. (a)	346	22,355
H.J. Heinz Co.	1,142	55,753
Hormel Foods Corp.	538	14,978
Kellogg Co.	872	47,071
Kraft Foods, Inc. (Class A)	5,751	180,351
McCormick & Co., Inc. (b)	420	20,089
Mead Johnson Nutrition Co.	682	39,508
Ralcorp Holdings, Inc. (a)	208	14,233
Sara Lee Corp.	2,181	38,538
Smithfield Foods, Inc. (a)	476	11,453
The Hershey Co.	591	32,121
The J.M. Smucker Co.	432	30,841
Tyson Foods, Inc. (Class A)	1,060	20,341

		786,318

GAS UTILITIES — 0.2%
AGL Resources, Inc.	282	11,235
Atmos Energy Corp. (b)	331	11,287
Energen Corp.	231	14,581
National Fuel Gas Co.	246	18,204
ONEOK, Inc. (b)	359	24,010
Questar Corp. (b)	631	11,011
UGI Corp.	390	12,831

		103,159

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Alere, Inc. (a)	278	10,881
Baxter International, Inc.	2,030	109,153
Beckman Coulter, Inc.	215	17,860

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Becton, Dickinson & Co. (b)	725	$57,725
Boston Scientific Corp. (a)	5,370	38,610
C.R. Bard, Inc. (b)	362	35,950
CareFusion Corp. (a)	657	18,527
Covidien PLC	1,720	89,337
DENTSPLY International, Inc.	497	18,384
Edwards Lifesciences Corp. (a)	410	35,670
Gen-Probe, Inc. (a)(b)	198	13,137
Hologic, Inc. (a)	920	20,424
IDEXX Laboratories, Inc. (a)(b)	222	17,143
Intuitive Surgical, Inc. (a)(b)	137	45,684
Kinetic Concepts, Inc. (a)(b)	182	9,905
Medtronic, Inc.	3,830	150,711
ResMed, Inc. (a)(b)	548	16,440
St. Jude Medical, Inc.	1,159	59,410
Stryker Corp. (b)	1,106	67,245
Varian Medical Systems, Inc. (a)(b)	458	30,979
Zimmer Holdings, Inc. (a)	729	44,126

		907,301

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	1,391	52,065
AmerisourceBergen Corp.	1,017	40,232
Cardinal Health, Inc.	1,290	53,058
CIGNA Corp.	1,002	44,368
Community Health Systems, Inc. (a)	340	13,597
Coventry Health Care, Inc. (a)	540	17,221
DaVita, Inc. (a)	316	27,021
Express Scripts, Inc. (Class A) (a)	1,758	97,762
HCA Holdings, Inc. (a)	400	13,548
Henry Schein, Inc. (a)(b)	338	23,717
Humana, Inc. (a)	620	43,363
Laboratory Corp. of America Holdings (a)(b)	389	35,839
Lincare Holdings, Inc. (b)	396	11,745
McKesson Corp. (b)	897	70,908
Medco Health Solutions, Inc. (a)	1,510	84,802
Omnicare, Inc. (b)	388	11,636
Patterson Cos., Inc.	362	11,653
Quest Diagnostics, Inc.	527	30,418
UnitedHealth Group, Inc.	3,901	176,325
Universal Health Services, Inc. (Class B)	336	16,602
WellPoint, Inc.	1,429	99,730

		975,610

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	231	25,687

HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	1,442	55,315
Chipotle Mexican Grill, Inc. (a)(b)	113	30,778
Darden Restaurants, Inc.	547	26,874
Hyatt Hotels Corp. (Class A) (a)	140	6,026
International Game Technology (b)	1,089	17,674
Las Vegas Sands Corp. (a)	1,557	65,737
Marriott International, Inc. (Class A) (b)	1,121	39,885
McDonald’s Corp.	3,708	282,142
MGM MIRAGE, Inc. (a)(b)	914	12,019
Penn National Gaming, Inc. (a)(b)	312	11,563
Royal Caribbean Cruises, Ltd. (a)	500	20,630
Starbucks Corp.	2,664	98,435
Starwood Hotels & Resorts Worldwide, Inc.	620	36,034
Wyndham Worldwide Corp.	569	18,100
Wynn Resorts, Ltd.	313	39,829
Yum! Brands, Inc.	1,684	86,524

		847,565

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	996	11,603
Fortune Brands, Inc.	556	34,411
Garmin, Ltd. (b)	444	15,034
Harman International Industries, Inc.	196	9,177
Leggett & Platt, Inc. (b)	581	14,235
Lennar Corp. (Class A) (b)	431	7,810
Mohawk Industries, Inc. (a)(b)	196	11,985
Newell Rubbermaid, Inc.	1,008	19,283
NVR, Inc. (a)	23	17,388
Pulte Group, Inc. (a)(b)	1,168	8,643
Stanley Black & Decker, Inc.	577	44,198
Toll Brothers, Inc. (a)(b)	489	9,668
Whirlpool Corp.	270	23,047

		226,482

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc. (b)	253	20,073
Colgate-Palmolive Co.	1,672	135,031
Energizer Holdings, Inc. (a)	197	14,019
Kimberly-Clark Corp.	1,406	91,770
Procter & Gamble Co.	9,869	607,930
The Clorox Co. (b)	505	35,385

		904,208

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)(b)	1,299	20,615
Constellation Energy Group, Inc.	650	20,234
NRG Energy, Inc. (a)(b)	946	20,377
The AES Corp. (a)	2,759	35,867

		97,093

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	2,285	213,648
General Electric Co.	37,927	760,436
Tyco International, Ltd.	1,718	76,915

		1,050,999

INSURANCE — 4.1%
ACE, Ltd.	1,180	76,346
AFLAC, Inc.	1,696	89,515
Alleghany Corp. (a)	17	5,739
Allied World Assurance Company Holdings, Ltd.	126	7,899
American Financial Group, Inc.	281	9,841
American International Group, Inc. (a)(b)	430	15,110
AON Corp.	1,060	56,138
Arch Capital Group, Ltd. (a)(b)	181	17,953
Assurant, Inc.	428	16,482
Assured Guaranty, Ltd.	516	7,688
Axis Capital Holdings, Ltd.	409	14,282
Berkshire Hathaway, Inc. (Class B) (a)	6,794	568,182
Brown & Brown, Inc.	411	10,604
Chubb Corp. (b)	1,097	67,257
Cincinnati Financial Corp. (b)	549	18,007
CNA Financial Corp.	99	2,925

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Everest Re Group, Ltd.	212	$18,694
Fidelity National Financial, Inc. (Class A)	684	9,665
Genworth Financial, Inc. (Class A) (a)	1,845	24,834
Hartford Financial Services Group, Inc.	1,572	42,334
HCC Insurance Holdings, Inc.	420	13,150
Lincoln National Corp.	1,108	33,284
Loews Corp.	1,192	51,363
Markel Corp. (a)	34	14,091
Marsh & McLennan Cos., Inc.	1,865	55,596
MetLife, Inc.	2,908	130,075
Old Republic International Corp. (b)	845	10,723
PartnerRe, Ltd.	259	20,523
Principal Financial Group, Inc. (b)	1,128	36,220
Prudential Financial, Inc.	1,729	106,472
Reinsurance Group of America, Inc. (b)	263	16,511
RenaissanceRe Holdings, Ltd.	220	15,178
The Allstate Corp.	1,765	56,092
The Progressive Corp.	2,304	48,684
The Travelers Cos., Inc. (b)	1,489	88,566
Torchmark Corp.	319	21,207
Transatlantic Holdings, Inc.	194	9,442
Unum Group (b)	1,203	31,579
Validus Holdings, Ltd.	247	8,233
W.R. Berkley Corp. (b)	520	16,749
Wesco Financial Corp. (b)	4	1,557
White Mountains Insurance Group, Ltd.	30	10,926
XL Group PLC (b)	1,147	28,216

		1,903,932

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	1,230	221,560
Expedia, Inc. (b)	752	17,040
Liberty Media Corp. — Interactive (Class A) (a)	2,225	35,689
Netflix, Inc. (a)(b)	166	39,397
Priceline.com, Inc. (a)(b)	172	87,108

		400,794

INTERNET SOFTWARE & SERVICES — 1.7%
Akamai Technologies, Inc. (a)	609	23,142
eBay, Inc. (a)	3,995	124,005
Equinix, Inc. (a)(b)	117	10,659
Google, Inc. (Class A) (a)	878	514,692
IAC/InterActive Corp. (a)	297	9,174
Rackspace Hosting, Inc. (a)	400	17,140
VeriSign, Inc.	600	21,726
Yahoo!, Inc. (a)	4,495	74,842

		795,380

IT SERVICES — 3.2%
Accenture PLC (Class A)	2,447	134,512
Alliance Data Systems Corp. (a)	188	16,147
Automatic Data Processing, Inc. (b)	1,753	89,946
Broadridge Financial Solutions, Inc.	515	11,685
Cognizant Technology Solutions Corp. (Class A) (a)	1,048	85,307
Computer Sciences Corp.	551	26,850
Fidelity National Information Services, Inc.	796	26,021
Fiserv, Inc. (a)	498	31,235
Genpact, Ltd. (a)	236	3,417
Global Payments, Inc. (b)	289	14,138
International Business Machines Corp.	4,287	699,081
Lender Processing Services, Inc.	343	11,041
Mastercard, Inc. (Class A)	353	88,857
Paychex, Inc.	1,182	37,068
SAIC, Inc. (a)	1,297	21,945
Teradata Corp. (a)	555	28,139
The Western Union Co. (b)	2,311	47,999
Total System Services, Inc. (b)	729	13,137
Visa, Inc. (Class A)	1,775	130,676

		1,517,201

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (b)	465	21,781
Mattel, Inc.	1,306	32,558

		54,339

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Covance, Inc. (a)(b)	237	12,969
Illumina, Inc. (a)(b)	448	31,391
Life Technologies Corp. (a)	623	32,658
PerkinElmer, Inc.	436	11,454
Pharmaceutical Product Development, Inc.	372	10,308
Techne Corp. (b)	136	9,738
Thermo Fisher Scientific, Inc. (a)	1,421	78,936
Waters Corp. (a)	296	25,722

		213,176

MACHINERY — 2.4%
AGCO Corp. (a)	327	17,975
Bucyrus International, Inc. (b)	234	21,399
Caterpillar, Inc.	2,022	225,150
Cummins, Inc.	632	69,280
Danaher Corp.	1,793	93,057
Deere & Co.	1,497	145,044
Donaldson Co., Inc. (b)	248	15,200
Dover Corp.	687	45,163
Eaton Corp.	1,198	66,417
Flowserve Corp.	209	26,919
Illinois Tool Works, Inc.	1,503	80,741
Ingersoll-Rand PLC (b)	1,077	52,030
Joy Global, Inc.	388	38,338
Lincoln Electric Holdings, Inc.	149	11,312
Navistar International Corp. (a)	232	16,085
Oshkosh Corp. (a)	262	9,270
PACCAR, Inc.	1,256	65,752
Pall Corp.	436	25,118
Parker-Hannifin Corp.	583	55,198
Pentair, Inc.	354	13,378
SPX Corp.	198	15,719
The Timken Co.	218	11,401

		1,119,946

MEDIA — 3.3%
Cablevision Systems Corp. (Class A)	833	28,830
CBS Corp.	2,229	55,814
Charter Communications, Inc. (Class A) (a)	100	5,063
Clear Channel Outdoor Holdings, Inc. (Class A) (a)(b)	146	2,124
Comcast Corp. (Class A)	10,007	247,373
DIRECTV (Class A) (a)	2,971	139,043

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Discovery Communications, Inc. (Series A) (a)	1,022	$40,778
DISH Network Corp. (Class A) (a)	773	18,830
Gannett Co., Inc. (b)	708	10,783
John Wiley & Sons, Inc. (Class A) (b)	183	9,304
Liberty Global, Inc. (Series A) (a)(b)	794	32,879
Liberty Media — Starz (Series A) (a)	187	14,511
Liberty Media Corp. — Capital (Class A) (a)	218	16,060
News Corp. (Class A)	8,231	144,536
Omnicom Group, Inc.	1,028	50,434
Scripps Networks Interactive (Class A)	297	14,877
Sirius XM Radio, Inc. (a)(b)	12,892	21,401
The Interpublic Group of Cos., Inc.	1,769	22,236
The McGraw-Hill Cos., Inc.	1,170	46,098
The Walt Disney Co.	6,296	271,294
The Washington Post Co. (Class B)	21	9,189
Time Warner Cable, Inc.	1,255	89,532
Time Warner, Inc.	3,914	139,730
Viacom, Inc. (Class B)	1,952	90,807
Virgin Media, Inc. (b)	1,077	29,930

		1,551,456

METALS & MINING — 1.3%
Alcoa, Inc.	3,512	61,987
Allegheny Technologies, Inc. (b)	342	23,160
Cliffs Natural Resources, Inc.	484	47,567
Freeport-McMoRan Copper & Gold, Inc.	3,251	180,593
Molycorp, Inc. (a)(b)	200	12,004
Newmont Mining Corp.	1,730	94,423
Nucor Corp. (b)	1,045	48,091
Reliance Steel & Aluminum Co.	239	13,809
Southern Copper Corp.	812	32,699
Steel Dynamics, Inc. (b)	671	12,595
Titanium Metals Corp. (a)(b)	220	4,088
United States Steel Corp.	515	27,779
Walter Energy, Inc.	192	26,003

		584,798

MULTI-UTILITIES — 1.3%
Alliant Energy Corp.	404	15,728
Ameren Corp. (b)	749	21,024
CenterPoint Energy, Inc.	1,294	22,723
CMS Energy Corp. (b)	803	15,771
Consolidated Edison, Inc.	993	50,365
Dominion Resources, Inc.	2,100	93,870
DTE Energy Co.	599	29,327
Integrys Energy Group, Inc. (b)	281	14,193
MDU Resources Group, Inc. (b)	611	14,035
NiSource, Inc. (b)	987	18,931
NSTAR	386	17,860
OGE Energy Corp.	344	17,393
PG&E Corp.	1,332	58,848
Public Service Enterprise Group, Inc.	1,849	58,262
SCANA Corp. (b)	403	15,866
Sempra Energy	820	43,870
TECO Energy, Inc.	727	13,638
Wisconsin Energy Corp.	858	26,169
Xcel Energy, Inc.	1,628	38,893

		586,766

MULTILINE RETAIL — 0.7%
Dollar General Corp. (a)(b)	125	3,919
Dollar Tree, Inc. (a)	394	21,875
Family Dollar Stores, Inc.	378	19,399
J.C. Penney Co., Inc.	709	25,460
Kohl’s Corp.	944	50,070
Macy’s, Inc.	1,522	36,924
Nordstrom, Inc.	620	27,825
Sears Holdings Corp. (a)(b)	155	12,811
Target Corp.	2,271	113,572

		311,855

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	4,834	51,482

OIL, GAS & CONSUMABLE FUELS — 10.4%
Alpha Natural Resources, Inc. (a)(b)	382	22,679
Anadarko Petroleum Corp.	1,746	143,032
Apache Corp.	1,253	164,043
Arch Coal, Inc.	507	18,272
Brigham Exploration Co. (a)	400	14,872
Cabot Oil & Gas Corp.	389	20,605
Chesapeake Energy Corp.	2,377	79,677
Chevron Corp.	7,074	759,960
Cimarex Energy Co.	295	33,996
Cobalt International Energy, Inc. (a)(b)	340	5,715
Concho Resources, Inc. (a)	322	34,551
ConocoPhillips	4,837	386,283
CONSOL Energy, Inc.	758	40,652
Continental Resources, Inc. (a)(b)	122	8,719
Denbury Resources, Inc. (a)	1,396	34,062
Devon Energy Corp.	1,420	130,313
El Paso Corp.	2,577	46,386
EOG Resources, Inc.	892	105,711
EQT Corp.	472	23,553
EXCO Resources, Inc. (b)	624	12,892
Exxon Mobil Corp.	17,831	1,500,122
Forest Oil Corp. (a)	407	15,397
Hess Corp.	1,076	91,686
Kinder Morgan, Inc. (a)	323	9,574
Marathon Oil Corp.	2,481	132,262
Massey Energy Co. (b)	365	24,951
Murphy Oil Corp.	687	50,440
Newfield Exploration Co. (a)	473	35,953
Noble Energy, Inc.	620	59,923
Occidental Petroleum Corp.	2,883	301,245
Peabody Energy Corp.	984	70,809
Petrohawk Energy Corp. (a)	1,079	26,479
Pioneer Natural Resources Co.	333	33,939
Plains Exploration & Production Co. (a)	467	16,919
QEP Resources, Inc.	631	25,581
Quicksilver Resources, Inc. (a)	406	5,810
Range Resources Corp. (b)	564	32,971
SandRidge Energy, Inc. (a)	1,300	16,640
SM Energy Co. (b)	200	14,838
Southern Union Co. (b)	389	11,133
Southwestern Energy Co. (a)	1,248	53,627
Spectra Energy Corp.	2,380	64,688
Sunoco, Inc.	436	19,877
The Williams Cos., Inc.	2,109	65,759
Ultra Petroleum Corp. (a)(b)	550	27,087
Valero Energy Corp.	1,943	57,940

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Whiting Petroleum Corp. (a)	368	$27,030

		4,878,653

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	1,404	42,373
MeadWestvaco Corp.	608	18,441
Weyerhaeuser Co. (b)	1,886	46,395

		107,209

PERSONAL PRODUCTS — 0.2%
Alberto-Culver Co.	317	11,815
Avon Products, Inc. (b)	1,561	42,209
Herbalife, Ltd.	214	17,411
The Estee Lauder Cos., Inc. (Class A)	430	41,435

		112,870

PHARMACEUTICALS — 5.0%
Abbott Laboratories	5,489	269,236
Allergan, Inc.	1,129	80,182
Bristol-Myers Squibb Co.	6,108	161,434
Eli Lilly & Co.	3,544	124,643
Endo Pharmaceuticals Holdings, Inc. (a)	376	14,348
Forest Laboratories, Inc. (a)	1,024	33,075
Hospira, Inc. (a)	582	32,126
Johnson & Johnson	9,705	575,021
Merck & Co., Inc.	10,935	360,964
Mylan, Inc. (a)	1,531	34,708
Perrigo Co. (b)	311	24,731
Pfizer, Inc.	28,620	581,272
Warner Chilcott PLC	300	6,984
Watson Pharmaceuticals, Inc. (a)	381	21,340

		2,320,064

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	467	18,143
IHS, Inc. (Class A) (a)(b)	171	15,176
Manpower, Inc.	281	17,669
Nielsen Holdings NV (a)	216	5,899
Robert Half International, Inc. (b)	608	18,605
The Dun & Bradstreet Corp.	194	15,567
Towers Watson & Co. (Class A)	155	8,596
Verisk Analytics, Inc. (Class A) (a)	308	10,090

		109,745

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Alexandria Real Estate Equities, Inc.	200	15,594
AMB Property Corp. (b)	566	20,359
Annaly Capital Management, Inc.	2,695	47,028
AvalonBay Communities, Inc.	288	34,583
Boston Properties, Inc. (b)	522	49,512
Chimera Investment Corp. (b)	3,600	14,256
Digital Realty Trust, Inc. (b)	353	20,523
Equity Residential (b)	994	56,072
Federal Realty Investment Trust (b)	207	16,883
General Growth Properties, Inc. (a)	1,427	22,090
HCP, Inc.	1,304	49,474
Health Care REIT, Inc.	497	26,063
Host Hotels & Resorts, Inc.	2,291	40,344
Kimco Realty Corp.	1,480	27,143
Liberty Property Trust (b)	347	11,416
Nationwide Health Properties, Inc.	368	15,651
Piedmont Office Realty Trust, Inc. (Class A)	632	12,267
Plum Creek Timber Co., Inc. (b)	626	27,300
ProLogis	2,055	32,839
Public Storage	468	51,906
Rayonier, Inc.	284	17,696
Realty Income Corp. (b)	380	13,281
Regency Centers Corp. (b)	336	14,609
Simon Property Group, Inc.	1,043	111,768
SL Green Realty Corp. (b)	235	17,672
The Macerich Co. (b)	482	23,873
UDR, Inc. (b)	543	13,233
Ventas, Inc. (b)	613	33,286
Vornado Realty Trust	648	56,700

		893,421

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Properties Corp. (b)	1,002	17,756
CB Richard Ellis Group, Inc. (Class A) (a)	929	24,804
Jones Lang LaSalle, Inc.	100	9,974

		52,534

ROAD & RAIL — 0.9%
CSX Corp.	1,282	100,765
Hertz Global Holdings, Inc. (a)	843	13,176
J.B. Hunt Transport Services, Inc.	314	14,262
Kansas City Southern (a)	329	17,914
Norfolk Southern Corp.	1,233	85,410
Union Pacific Corp.	1,724	169,521

		401,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a)(b)	2,012	17,303
Altera Corp.	1,094	48,158
Analog Devices, Inc.	1,065	41,940
Applied Materials, Inc.	4,677	73,055
Atmel Corp. (a)	1,600	21,808
Broadcom Corp. (Class A)	1,542	60,724
Cree, Inc. (a)(b)	387	17,864
First Solar, Inc. (a)(b)	166	26,699
Intel Corp.	19,389	391,076
KLA-Tencor Corp.	630	29,843
Lam Research Corp. (a)	464	26,290
Linear Technology Corp.	750	25,223
LSI Corp. (a)	2,329	15,837
Marvell Technology Group, Ltd. (a)	1,759	27,352
Maxim Integrated Products, Inc.	1,073	27,469
MEMC Electronic Materials, Inc. (a)(b)	825	10,692
Microchip Technology, Inc. (b)	669	25,429
Micron Technology, Inc. (a)	3,239	37,119
National Semiconductor Corp.	833	11,945
NVIDIA Corp. (a)	1,944	35,886
ON Semiconductor Corp. (a)(b)	1,463	14,440
Skyworks Solutions, Inc. (a)	700	22,694
Texas Instruments, Inc.	4,108	141,972
Xilinx, Inc. (b)	902	29,586

		1,180,404

SOFTWARE — 3.6%
Activision Blizzard, Inc. (b)	2,158	23,673
Adobe Systems, Inc. (a)	1,802	59,754
Ansys, Inc. (a)	330	17,883
Autodesk, Inc. (a)	827	36,479

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

BMC Software, Inc. (a)	672	$33,425
CA, Inc.	1,491	36,052
Citrix Systems, Inc. (a)	659	48,410
Electronic Arts, Inc. (a)(b)	1,163	22,713
Factset Research Systems, Inc. (b)	161	16,862
Informatica Corp. (a)	300	15,669
Intuit, Inc. (a)	982	52,144
Microsoft Corp.	26,415	669,884
Nuance Communications, Inc. (a)(b)	783	15,316
Oracle Corp.	13,561	452,531
Red Hat, Inc. (a)	693	31,455
Rovi Corp. (a)(b)	324	17,383
Salesforce.com, Inc. (a)	375	50,093
Symantec Corp. (a)	2,806	52,023
Synopsys, Inc. (a)	514	14,212
TIBCO Software, Inc. (a)(b)	600	16,350
VMware, Inc. (Class A) (a)(b)	179	14,596

		1,696,907

SPECIALTY RETAIL — 1.8%
Abercrombie & Fitch Co. (Class A) (b)	313	18,373
Advance Auto Parts, Inc.	340	22,311
American Eagle Outfitters, Inc.	657	10,440
AutoNation, Inc. (a)(b)	239	8,453
AutoZone, Inc. (a)	93	25,441
Bed Bath & Beyond, Inc. (a)	952	45,953
Best Buy Co., Inc.	1,213	34,837
CarMax, Inc. (a)(b)	726	23,305
Dick’s Sporting Goods, Inc. (a)	300	11,994
GameStop Corp. (Class A) (a)(b)	541	12,183
Guess ?, Inc.	228	8,972
Limited Brands, Inc.	896	29,461
Lowe’s Cos., Inc.	4,894	129,348
O’Reilly Automotive, Inc. (a)(b)	491	28,213
PetSmart, Inc.	469	19,206
Ross Stores, Inc.	429	30,511
Staples, Inc.	2,579	50,084
The Gap, Inc.	1,285	29,118
The Home Depot, Inc.	5,820	215,689
The TJX Cos., Inc.	1,424	70,816
Tiffany & Co.	453	27,832
Urban Outfitters, Inc. (a)(b)	416	12,409

		864,949

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Coach, Inc.	1,064	55,371
Fossil, Inc. (a)(b)	200	18,730
NIKE, Inc. (Class B)	1,083	81,983
Phillips-Van Heusen Corp. (b)	214	13,916
Polo Ralph Lauren Corp.	211	26,090
V.F. Corp. (b)	313	30,840

		226,930

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (b)	1,780	17,230
New York Community Bancorp, Inc. (b)	1,496	25,821
People’s United Financial, Inc. (b)	1,286	16,178
TFS Financial Corp. (b)	343	3,643

		62,872

TOBACCO — 1.5%
Altria Group, Inc.	7,473	194,522
Lorillard, Inc. (b)	512	48,645
Philip Morris International, Inc.	6,381	418,785
Reynolds American, Inc. (b)	1,224	43,489

		705,441

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	520	33,711
MSC Industrial Direct Co., Inc. (Class A) (b)	157	10,750
W.W. Grainger, Inc.	207	28,500

		72,961

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	605	16,970
Aqua America, Inc.	486	11,125

		28,095

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
American Tower Corp. (Class A) (a)	1,436	74,414
Clearwire Corp. (Class A) (a)(b)	392	2,191
Crown Castle International Corp. (a)	879	37,402
MetroPCS Communications, Inc. (a)	891	14,470
NII Holdings, Inc. (a)	603	25,127
SBA Communications Corp. (Class A) (a)(b)	421	16,705
Sprint Nextel Corp. (a)(b)	10,347	48,010
Telephone & Data Systems, Inc.	376	12,671
US Cellular Corp. (a)	60	3,089

		234,079

TOTAL COMMON STOCKS —
(Cost $35,526,985)		46,619,060

SHORT TERM INVESTMENTS — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,085,288	2,085,288
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	47,493	47,493

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,132,781)		2,132,781

TOTAL INVESTMENTS — 104.4% (g)
(Cost $37,659,766)		48,751,841
OTHER ASSETS & LIABILITIES — (4.4)%		(2,033,275)

NET ASSETS — 100.0%		$46,718,566

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
General Dynamics Corp.	6,900	$528,264
Goodrich Corp.	4,083	349,219
Honeywell International, Inc.	16,300	973,273
ITT Corp.	3,149	189,097
Precision Castparts Corp.	4,660	685,859
Raytheon Co.	5,700	289,959
Rockwell Collins, Inc.	5,038	326,614
The Boeing Co.	14,300	1,057,199
United Technologies Corp.	19,500	1,650,675

		6,050,159

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	5,307	393,408
Expeditors International of Washington, Inc.	3,821	191,585
United Parcel Service, Inc. (Class B)	16,700	1,241,144

		1,826,137

AIRLINES — 0.1%
Southwest Airlines Co.	12,400	156,612

AUTOMOBILES — 0.6%
Ford Motor Co. (a)	72,600	1,082,466
Harley-Davidson, Inc.	3,400	144,466

		1,226,932

BEVERAGES — 4.6%
Brown-Forman Corp. (Class B)	3,444	235,225
Coca-Cola Enterprises, Inc.	11,000	300,300
Dr. Pepper Snapple Group, Inc.	7,400	274,984
PepsiCo, Inc.	51,538	3,319,563
The Coca-Cola Co.	74,700	4,956,345

		9,086,417

BIOTECHNOLOGY — 2.1%
Amgen, Inc. (a)	16,566	885,453
Biogen Idec, Inc. (a)	7,767	570,020
Celgene Corp. (a)	15,325	881,647
Cephalon, Inc. (a)(b)	958	72,597
Genzyme Corp. (a)	8,448	643,315
Gilead Sciences, Inc. (a)	25,868	1,097,838

		4,150,870

CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	8,100	494,748
Federated Investors, Inc. (Class B) (b)	1,900	50,825
Franklin Resources, Inc.	3,073	384,371
Invesco, Ltd.	7,100	181,476
Janus Capital Group, Inc. (b)	2,900	36,163
Northern Trust Corp.	2,707	137,380
T. Rowe Price Group, Inc. (b)	8,458	561,781
The Charles Schwab Corp.	14,540	262,156

		2,108,900

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	3,800	342,684
Airgas, Inc.	1,631	108,331
CF Industries Holdings, Inc.	2,336	319,541
E. I. du Pont de Nemours and Co.	17,700	972,969
Eastman Chemical Co.	1,200	119,184
Ecolab, Inc.	7,551	385,252
FMC Corp.	2,282	193,810
International Flavors & Fragrances, Inc.	2,600	161,980
Monsanto Co.	9,588	692,829
PPG Industries, Inc.	3,200	304,672
Praxair, Inc.	9,969	1,012,850
Sigma-Aldrich Corp.	3,923	249,660
The Sherwin-Williams Co.	1,452	121,954

		4,985,716

COMMERCIAL BANKS — 1.4%
Huntington Bancshares, Inc.	8,700	57,768
Keycorp	6,000	53,280
Wells Fargo & Co.	84,000	2,662,800

		2,773,848

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp.	1,300	54,548
Iron Mountain, Inc.	3,483	108,774
Republic Services, Inc.	5,503	165,310
Stericycle, Inc. (a)(b)	2,750	243,843
Waste Management, Inc. (b)	6,000	224,040

		796,515

COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	102,761	1,762,351
F5 Networks, Inc. (a)	2,647	271,503
Harris Corp. (b)	2,343	116,213
JDS Uniphase Corp. (a)	7,200	150,048
Juniper Networks, Inc. (a)	17,455	734,506
QUALCOMM, Inc.	53,476	2,932,089

		5,966,710

COMPUTERS & PERIPHERALS — 7.5%
Apple, Inc. (a)	29,971	10,443,395
EMC Corp. (a)	67,292	1,786,603
Hewlett-Packard Co.	38,233	1,566,406
NetApp, Inc. (a)	12,019	579,075
SanDisk Corp. (a)	7,732	356,368
Western Digital Corp. (a)	7,518	280,346

		15,012,193

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,265	240,500

CONSUMER FINANCE — 0.4%
American Express Co.	18,700	845,240

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,802	208,002

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)	4,159	173,472
DeVry, Inc.	1,996	109,920

		283,392

DIVERSIFIED FINANCIAL SERVICES — 0.3%
IntercontinentalExchange, Inc. (a)	2,405	297,114
Leucadia National Corp.	3,886	145,880
Moody’s Corp. (b)	3,589	121,703

		564,697

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	80,700	2,469,420
CenturyLink, Inc. (b)	300	12,465
Frontier Communications Corp. (b)	15,200	124,944
Qwest Communications International, Inc.	56,700	387,261

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Verizon Communications, Inc.	36,800	$1,418,272
Windstream Corp. (b)	9,400	120,978

		4,533,340

ELECTRIC UTILITIES — 0.2%
Southern Co.	10,600	403,966

ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	13,465	786,760
Rockwell Automation, Inc.	4,600	435,390
Roper Industries, Inc. (b)	3,087	266,902

		1,489,052

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. (a)	11,228	502,790
Amphenol Corp. (Class A)	5,677	308,772
Corning, Inc.	32,039	660,965
FLIR Systems, Inc. (b)	5,073	175,576
Molex, Inc. (b)	1,700	42,704

		1,690,807

ENERGY EQUIPMENT & SERVICES — 3.9%
Baker Hughes, Inc.	6,187	454,312
Cameron International Corp. (a)	8,007	457,200
Diamond Offshore Drilling, Inc. (b)	2,301	178,788
FMC Technologies, Inc. (a)	3,842	362,992
Halliburton Co.	15,385	766,788
Helmerich & Payne, Inc.	1,916	131,610
National Oilwell Varco, Inc.	13,673	1,083,859
Noble Corp.	6,300	287,406
Schlumberger, Ltd.	44,363	4,137,293

		7,860,248

FOOD & STAPLES RETAILING — 0.2%
Whole Foods Market, Inc.	4,796	316,056

FOOD PRODUCTS — 1.5%
Campbell Soup Co. (b)	3,300	109,263
General Mills, Inc.	13,100	478,805
H.J. Heinz Co.	6,700	327,094
Hormel Foods Corp.	2,800	77,952
Kellogg Co.	5,000	269,900
Kraft Foods, Inc. (Class A)	27,300	856,128
McCormick & Co., Inc. (b)	2,600	124,358
Mead Johnson Nutrition Co.	6,612	383,033
Sara Lee Corp.	11,000	194,370
The Hershey Co.	3,000	163,050

		2,983,953

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Baxter International, Inc.	12,177	654,757
Becton, Dickinson and Co.	4,754	378,514
C.R. Bard, Inc. (b)	2,755	273,599
DENTSPLY International, Inc.	2,820	104,312
Edwards Lifesciences Corp. (a)	3,700	321,900
Intuitive Surgical, Inc. (a)	1,251	417,158
Medtronic, Inc.	22,508	885,690
St. Jude Medical, Inc.	10,599	543,305
Stryker Corp.	11,128	676,582
Varian Medical Systems, Inc. (a)	3,811	257,776
Zimmer Holdings, Inc. (a)	4,072	246,478

		4,760,071

HEALTH CARE PROVIDERS & SERVICES — 1.6%
AmerisourceBergen Corp.	4,621	182,807
CIGNA Corp.	8,800	389,664
DaVita, Inc. (a)	3,304	282,525
Express Scripts, Inc. (Class A) (a)	17,117	951,876
Laboratory Corp. of America Holdings (a)	3,292	303,292
Medco Health Solutions, Inc. (a)	13,125	737,100
Patterson Cos., Inc.	3,279	105,551
Quest Diagnostics, Inc.	2,566	148,110
Tenet Healthcare Corp. (a)	15,800	117,710

		3,218,635

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,329	258,985

HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival Corp.	7,100	272,356
Darden Restaurants, Inc.	4,464	219,316
International Game Technology (b)	4,187	67,955
Marriott International, Inc. (Class A)	9,391	334,132
McDonald’s Corp.	34,000	2,587,060
Starbucks Corp.	24,098	890,421
Starwood Hotels & Resorts Worldwide, Inc.	6,228	361,972
Wyndham Worldwide Corp.	5,667	180,267
Wynn Resorts, Ltd.	2,465	313,671
Yum! Brands, Inc.	15,263	784,213

		6,011,363

HOUSEHOLD DURABLES — 0.2%
Harman International Industries, Inc.	1,333	62,411
Lennar Corp. (Class A) (b)	2,600	47,112
Stanley Black & Decker, Inc.	2,700	206,820

		316,343

HOUSEHOLD PRODUCTS — 2.4%
Clorox Co. (b)	2,800	196,196
Colgate-Palmolive Co.	16,078	1,298,459
Kimberly-Clark Corp.	8,100	528,687
The Procter & Gamble Co.	43,700	2,691,920

		4,715,262

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	12,800	1,196,800
Tyco International, Ltd.	7,500	335,775

		1,532,575

INSURANCE — 0.3%
Aflac, Inc.	9,300	490,854

INTERNET & CATALOG RETAIL — 1.7%
Amazon.com, Inc. (a)	11,619	2,092,931
Expedia, Inc.	6,534	148,060
Netflix, Inc. (a)	1,418	336,534
Priceline.com, Inc. (a)	1,612	816,381

		3,393,906

INTERNET SOFTWARE & SERVICES — 3.3%
Akamai Technologies, Inc. (a)	6,048	229,824
eBay, Inc. (a)	37,278	1,157,109
Google, Inc. (Class A) (a)	8,162	4,784,646
Monster Worldwide, Inc. (a)	2,200	34,980
VeriSign, Inc. (b)	3,100	112,251

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Yahoo!, Inc. (a)	19,967	$332,451

		6,651,261

IT SERVICES — 5.5%
Automatic Data Processing, Inc.	10,251	525,979
Cognizant Technology Solutions Corp. (Class A) (a)	9,843	801,220
Fiserv, Inc. (a)	2,742	171,978
International Business Machines Corp.	39,700	6,473,879
Mastercard, Inc. (Class A)	3,114	783,856
Paychex, Inc. (b)	6,000	188,160
SAIC, Inc. (a)	4,419	74,769
Teradata Corp. (a)	5,327	270,079
The Western Union Co.	20,906	434,218
Total System Services, Inc. (b)	1,925	34,689
Visa, Inc. (Class A)	15,826	1,165,110

		10,923,937

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	4,400	206,096
Mattel, Inc.	7,400	184,482

		390,578

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Life Technologies Corp. (a)	6,122	320,915
PerkinElmer, Inc.	2,133	56,034
Thermo Fisher Scientific, Inc. (a)	7,788	432,623
Waters Corp. (a)	2,991	259,918

		1,069,490

MACHINERY — 3.4%
Caterpillar, Inc.	11,161	1,242,777
Cummins, Inc.	6,404	702,006
Danaher Corp.	10,595	549,881
Deere & Co.	13,765	1,333,691
Dover Corp.	3,291	216,350
Eaton Corp.	5,200	288,288
Flowserve Corp.	1,778	229,006
Illinois Tool Works, Inc.	8,498	456,513
Ingersoll-Rand PLC (b)	10,700	516,917
Joy Global, Inc.	3,400	335,954
PACCAR, Inc.	5,111	267,561
Pall Corp.	3,637	209,528
Parker Hannifin Corp.	3,100	293,508
Snap-On, Inc.	900	54,054

		6,696,034

MEDIA — 4.3%
Cablevision Systems Corp. (Class A)	7,528	260,544
Comcast Corp. (Class A)	90,705	2,242,228
DIRECTV (Class A) (a)	25,850	1,209,780
Discovery Communications, Inc. (Series A) (a)	9,262	369,554
News Corp. (Class A)	43,100	756,836
Omnicom Group, Inc.	5,700	279,642
Scripps Networks Interactive, Inc. (Class A)	2,933	146,914
The Interpublic Group of Cos., Inc.	15,401	193,590
The McGraw-Hill Cos., Inc.	5,700	224,580
The Walt Disney Co.	33,300	1,434,897
Time Warner Cable, Inc.	7,299	520,711
Viacom, Inc. (Class B)	19,631	913,234

		8,552,510

METALS & MINING — 1.6%
Allegheny Technologies, Inc. (b)	1,244	84,244
Cliffs Natural Resources, Inc.	4,425	434,889
Freeport-McMoRan Copper & Gold, Inc.	30,680	1,704,274
Newmont Mining Corp.	16,049	875,954
Titanium Metals Corp. (a)(b)	1,277	23,727
United States Steel Corp.	1,071	57,770

		3,180,858

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	8,100	362,070
Wisconsin Energy Corp.	3,400	103,700

		465,770

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)	1,400	60,802
Family Dollar Stores, Inc.	4,074	209,078
Kohl’s Corp.	5,664	300,418
Macy’s, Inc.	8,500	206,210
Nordstrom, Inc.	5,384	241,634
Target Corp.	13,165	658,382

		1,676,524

OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum Corp.	5,773	472,924
Apache Corp.	6,100	798,612
Cabot Oil & Gas Corp.	1,441	76,330
Chesapeake Energy Corp.	8,036	269,367
CONSOL Energy, Inc.	7,400	396,862
Denbury Resources, Inc. (a)	13,099	319,616
Devon Energy Corp.	5,200	477,204
El Paso Corp.	13,300	239,400
EOG Resources, Inc.	4,041	478,899
EQT Corp.	2,224	110,978
Massey Energy Co. (b)	3,312	226,408
Murphy Oil Corp.	3,110	228,336
Newfield Exploration Co. (a)	4,389	333,608
Noble Energy, Inc.	2,610	252,256
Occidental Petroleum Corp.	13,168	1,375,924
Peabody Energy Corp.	8,759	630,298
Pioneer Natural Resources Co.	3,768	384,034
Range Resources Corp.	2,501	146,208
Southwestern Energy Co. (a)	11,279	484,659
Spectra Energy Corp.	10,500	285,390

		7,987,313

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (b)	14,000	378,560
The Estee Lauder Cos., Inc. (Class A)	3,837	369,733

		748,293

PHARMACEUTICALS — 5.8%
Abbott Laboratories	50,300	2,467,215
Allergan, Inc.	9,992	709,632
Bristol-Myers Squibb Co.	30,100	795,543
Eli Lilly & Co.	33,000	1,160,610
Forest Laboratories, Inc. (a)	6,100	197,030
Hospira, Inc. (a)	5,460	301,392
Johnson & Johnson	53,600	3,175,800
Merck & Co., Inc.	65,100	2,148,951
Mylan, Inc. (a)	14,273	323,569

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Watson Pharmaceuticals, Inc. (a)	4,058	$227,288

		11,507,030

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,565	125,575
Equifax, Inc.	2,366	91,919
Robert Half International, Inc.	2,036	62,302

		279,796

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Apartment Investment & Management Co. (Class A)	2,100	53,487
AvalonBay Communities, Inc.	2,780	333,822
Boston Properties, Inc. (b)	2,202	208,860
Equity Residential	9,600	541,536
HCP, Inc.	7,300	276,962
Health Care REIT, Inc.	2,400	125,856
Host Hotels & Resorts, Inc.	9,500	167,295
Kimco Realty Corp.	4,100	75,194
Plum Creek Timber Co., Inc.	2,400	104,664
Public Storage (b)	2,692	298,570
Simon Property Group, Inc.	9,642	1,033,237
Ventas, Inc.	5,292	287,355
Vornado Realty Trust	2,400	210,000

		3,716,838

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc. (Class A) (a)	9,331	249,138

ROAD & RAIL — 0.9%
CSX Corp.	7,253	570,086
Norfolk Southern Corp.	4,800	332,496
Union Pacific Corp.	9,798	963,437

		1,866,019

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Micro Devices, Inc. (a)	17,900	153,940
Altera Corp.	10,379	456,884
Analog Devices, Inc.	9,700	381,986
Applied Materials, Inc.	16,900	263,978
Broadcom Corp. (Class A)	15,495	610,193
First Solar, Inc. (a)(b)	1,767	284,204
Intel Corp.	103,600	2,089,612
KLA-Tencor Corp.	2,600	123,162
Linear Technology Corp.	7,300	245,499
LSI Corp. (a)	8,619	58,609
Microchip Technology, Inc. (b)	6,100	231,861
Micron Technology, Inc. (a)	27,827	318,897
National Semiconductor Corp.	3,800	54,492
Novellus Systems, Inc. (a)	1,400	51,982
NVIDIA Corp. (a)	10,801	199,387
Teradyne, Inc. (a)(b)	3,400	60,554
Texas Instruments, Inc.	38,200	1,320,192
Xilinx, Inc.	8,483	278,242

		7,183,674

SOFTWARE — 6.9%
Adobe Systems, Inc. (a)	8,554	283,651
Autodesk, Inc. (a)	7,312	322,532
BMC Software, Inc. (a)	5,759	286,453
CA, Inc.	8,378	202,580
Citrix Systems, Inc. (a)	6,146	451,485
Compuware Corp. (a)	4,600	53,130
Electronic Arts, Inc. (a)	4,529	88,451
Intuit, Inc. (a)	8,824	468,554
Microsoft Corp.	240,719	6,104,634
Oracle Corp.	126,622	4,225,376
Red Hat, Inc. (a)	6,148	279,058
Salesforce.com, Inc. (a)(b)	3,812	509,207
Symantec Corp. (a)	25,013	463,741

		13,738,852

SPECIALTY RETAIL — 1.7%
Abercrombie & Fitch Co. (Class A) (b)	1,700	99,790
AutoZone, Inc. (a)	891	243,742
Bed Bath & Beyond, Inc. (a)	8,275	399,434
Best Buy Co., Inc.	6,167	177,116
CarMax, Inc. (a)(b)	7,314	234,779
Limited Brands, Inc.	8,600	282,768
O’Reilly Automotive, Inc. (a)	4,576	262,937
Ross Stores, Inc.	3,891	276,728
Staples, Inc.	11,779	228,748
The Gap, Inc. (b)	8,000	181,280
Tiffany & Co. (b)	3,987	244,961
TJX Cos., Inc.	12,998	646,391
Urban Outfitters, Inc. (a)(b)	4,197	125,197

		3,403,871

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	9,686	504,060
NIKE, Inc. (Class B)	12,429	940,875
Polo Ralph Lauren Corp.	2,075	256,574
V.F. Corp. (b)	1,600	157,648

		1,859,157

THRIFTS & MORTGAGE FINANCE(c) — 0.0%
Hudson City Bancorp, Inc.	9,426	91,244

TOBACCO — 2.4%
Altria Group, Inc.	23,800	619,514
Lorillard, Inc. (b)	2,200	209,022
Philip Morris International, Inc.	58,500	3,839,355
Reynolds American, Inc.	5,600	198,968

		4,866,859

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	4,768	309,110
W.W. Grainger, Inc.	1,946	267,925

		577,035

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp. (Class A) (a)	12,963	671,742
MetroPCS Communications, Inc. (a)	8,499	138,024

		809,766

TOTAL COMMON STOCKS —
(Cost $170,383,228)		198,750,103

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,675,061	3,675,061

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	426,151	$426,151

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,101,212)		4,101,212

TOTAL INVESTMENTS — 101.8% (g)
(Cost $174,484,440)		202,851,315
OTHER ASSETS & LIABILITIES — (1.8)%		(3,598,108)

NET ASSETS — 100.0%		$199,253,207

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
General Dynamics Corp.	4,893	$374,608
Honeywell International, Inc.	8,269	493,742
Huntington Ingalls Industries, Inc. (a)	1,440	59,760
ITT Corp.	2,550	153,128
L-3 Communications Holdings, Inc. (b)	3,368	263,748
Lockheed Martin Corp.	8,361	672,224
Northrop Grumman Corp.	8,642	541,940
Raytheon Co.	5,597	284,719
Textron, Inc. (b)	8,041	220,243
The Boeing Co.	8,651	639,568
United Technologies Corp.	9,524	806,207

		4,509,887

AIR FREIGHT & LOGISTICS — 1.2%
Expeditors International of Washington, Inc.	2,746	137,684
FedEx Corp.	9,218	862,344
United Parcel Service, Inc. (Class B)	13,994	1,040,034

		2,040,062

AIRLINES — 0.1%
Southwest Airlines Co.	10,809	136,518

AUTO COMPONENTS — 0.5%
Johnson Controls, Inc.	19,810	823,502
The Goodyear Tire & Rubber Co. (a)	7,160	107,257

		930,759

AUTOMOBILES — 0.5%
Ford Motor Co. (a)	45,212	674,111
Harley-Davidson, Inc.	3,873	164,564

		838,675

BEVERAGES — 0.2%
Constellation Brands, Inc. (Class A) (a)	5,204	105,537
Molson Coors Brewing Co. (Class B)	4,675	219,211

		324,748

BIOTECHNOLOGY — 0.4%
Amgen, Inc. (a)	12,449	665,399
Cephalon, Inc. (a)(b)	1,374	104,122

		769,521

BUILDING PRODUCTS — 0.1%
Masco Corp. (b)	9,512	132,407

CAPITAL MARKETS — 3.8%
E*TRADE Financial Corp. (a)	5,885	91,982
Federated Investors, Inc. (Class B) (b)	949	25,386
Franklin Resources, Inc.	1,570	196,376
Invesco, Ltd.	7,209	184,262
Janus Capital Group, Inc. (b)	2,845	35,477
Legg Mason, Inc.	4,486	161,900
Morgan Stanley	45,213	1,235,219
Northern Trust Corp.	4,609	233,907
State Street Corp. (c)	14,810	665,561
The Bank of New York Mellon Corp.	36,503	1,090,345
The Charles Schwab Corp.	16,085	290,012
The Goldman Sachs Group, Inc.	15,297	2,424,116

		6,634,543

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	2,812	253,586
Airgas, Inc.	785	52,140
E. I. du Pont de Nemours and Co.	11,022	605,879
Eastman Chemical Co. (b)	1,034	102,697
Monsanto Co.	7,060	510,156
PPG Industries, Inc.	1,951	185,755
The Dow Chemical Co.	34,115	1,287,841
The Sherwin-Williams Co.	1,275	107,087

		3,105,141

COMMERCIAL BANKS — 4.4%
BB&T Corp.	20,374	559,266
Comerica, Inc. (b)	5,194	190,724
Fifth Third Bancorp	26,994	374,677
First Horizon National Corp.	7,630	85,532
Huntington Bancshares, Inc.	17,454	115,895
Keycorp	19,507	173,222
M&T Bank Corp.	3,513	310,795
Marshall & Ilsley Corp.	15,555	124,284
PNC Financial Services Group, Inc.	15,520	977,605
Regions Financial Corp.	36,990	268,547
SunTrust Banks, Inc.	14,711	424,265
U.S. Bancorp	56,492	1,493,084
Wells Fargo & Co.	78,826	2,498,784
Zions Bancorporation	5,197	119,843

		7,716,523

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	1,960	82,241
Cintas Corp. (b)	3,199	96,833
Iron Mountain, Inc.	2,747	85,789
Pitney Bowes, Inc. (b)	5,549	142,554
R.R. Donnelley & Sons Co. (b)	5,601	105,971
Republic Services, Inc.	4,120	123,765
Waste Management, Inc. (b)	8,514	317,913

		955,066

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	70,122	1,202,592
Harris Corp. (b)	1,667	82,683
Motorola Mobility Holdings, Inc. (a)	8,642	210,865
Motorola Solutions, Inc. (a)	9,877	441,403
Tellabs, Inc.	10,887	57,048

		1,994,591

COMPUTERS & PERIPHERALS — 1.1%
Dell, Inc. (a)	49,429	717,215
Hewlett-Packard Co.	29,197	1,196,201
Lexmark International, Inc. (Class A) (a)	2,355	87,229

		2,000,645

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	2,256	166,177
Jacobs Engineering Group, Inc. (a)	3,727	191,680
Quanta Services, Inc. (a)	6,375	142,991

		500,848

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,752	171,091

CONSUMER FINANCE — 1.1%
American Express Co.	13,868	626,833
Capital One Financial Corp.	13,459	699,330
Discover Financial Services	15,985	385,558

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SLM Corp. (a)	14,282	$218,515

		1,930,236

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc.	2,745	90,063
Owens-Illinois, Inc. (a)	4,419	133,410
Sealed Air Corp.	4,723	125,915

		349,388

DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,604	246,959

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (b)	8,271	138,457

DIVERSIFIED FINANCIAL SERVICES — 8.1%
Bank of America Corp.	296,820	3,956,611
Citigroup, Inc. (a)	854,980	3,779,012
CME Group, Inc.	1,961	591,339
JPMorgan Chase & Co.	117,013	5,394,299
Leucadia National Corp.	2,354	88,369
Moody’s Corp. (b)	2,746	93,117
NYSE Euronext	7,676	269,965
The NASDAQ OMX Group, Inc. (a)	4,114	106,306

		14,279,018

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	100,869	3,086,591
CenturyLink, Inc.	4,431	184,108
Frontier Communications Corp. (b)	15,530	127,657
Verizon Communications, Inc.	49,865	1,921,797
Windstream Corp. (b)	5,653	72,754

		5,392,907

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	14,176	498,145
Duke Energy Corp.	38,961	707,142
Edison International	9,620	351,996
Entergy Corp.	5,282	355,003
Exelon Corp.	19,492	803,850
FirstEnergy Corp.	12,320	456,949
NextEra Energy, Inc.	12,245	674,944
Northeast Utilities	5,147	178,086
Pepco Holdings, Inc.	5,803	108,226
Pinnacle West Capital Corp.	3,221	137,827
PPL Corp.	14,221	359,791
Progress Energy, Inc.	8,629	398,142
Southern Co.	15,037	573,060

		5,603,161

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	10,004	584,534

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	17,066	352,072
Jabil Circuit, Inc.	5,787	118,228
Molex, Inc. (b)	2,240	56,269

		526,569

ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes, Inc.	7,060	518,416
Halliburton Co.	12,848	640,344
Helmerich & Payne, Inc.	1,372	94,243
Nabors Industries, Ltd. (a)	8,435	256,255
Noble Corp.	1,764	80,474
Rowan Cos., Inc. (a)	3,727	164,659

		1,754,391

FOOD & STAPLES RETAILING — 4.4%
Costco Wholesale Corp.	12,750	934,830
CVS Caremark Corp.	40,014	1,373,281
Safeway, Inc. (b)	11,007	259,105
SUPERVALU, Inc. (b)	5,168	46,150
Sysco Corp. (b)	17,235	477,410
The Kroger Co.	18,731	448,982
Wal-Mart Stores, Inc.	57,667	3,001,567
Walgreen Co.	27,265	1,094,417

		7,635,742

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	18,791	676,664
Campbell Soup Co. (b)	2,697	89,298
ConAgra Foods, Inc.	12,914	306,707
Dean Foods Co. (a)	5,395	53,950
General Mills, Inc.	6,923	253,036
H.J. Heinz Co.	3,372	164,621
Hormel Foods Corp.	1,662	46,270
Kellogg Co.	2,931	158,215
Kraft Foods, Inc. (Class A)	26,728	838,190
McCormick & Co., Inc. (b)	1,483	70,932
Sara Lee Corp.	8,817	155,796
The Hershey Co.	1,910	103,808
The J.M. Smucker Co.	3,468	247,581
Tyson Foods, Inc. (Class A)	8,740	167,721

		3,332,789

GAS UTILITIES — 0.2%
Nicor, Inc. (b)	1,374	73,784
ONEOK, Inc. (b)	3,138	209,869

		283,653

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc.	6,179	332,245
Becton, Dickinson and Co.	2,252	179,304
Boston Scientific Corp. (a)	44,721	321,544
CareFusion Corp. (a)	6,571	185,302
Covidien PLC	14,700	763,518
DENTSPLY International, Inc.	1,668	61,700
Medtronic, Inc.	11,475	451,541
Zimmer Holdings, Inc. (a)	2,158	130,624

		2,425,778

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	11,069	414,313
AmerisourceBergen Corp.	4,022	159,110
Cardinal Health, Inc.	10,259	421,953
Coventry Health Care, Inc. (a)	4,414	140,762
Humana, Inc. (a)	5,002	349,840
McKesson Corp.	7,454	589,239
Quest Diagnostics, Inc.	2,059	118,845
UnitedHealth Group, Inc.	31,964	1,444,773
WellPoint, Inc.	10,872	758,757

		4,397,592

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp.	6,180	237,065
International Game Technology (b)	5,002	81,182

		318,247

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	7,298	$85,022
Fortune Brands, Inc.	4,484	277,515
Harman International Industries, Inc.	883	41,342
Leggett & Platt, Inc. (b)	3,996	97,902
Lennar Corp. (Class A) (b)	2,334	42,292
Newell Rubbermaid, Inc.	8,511	162,815
Pulte Group, Inc. (a)	7,798	57,705
Stanley Black & Decker, Inc.	2,401	183,916
Whirlpool Corp.	2,274	194,109

		1,142,618

HOUSEHOLD PRODUCTS — 1.7%
Clorox Co. (b)	1,544	108,188
Kimberly-Clark Corp.	4,664	304,420
The Procter & Gamble Co.	42,837	2,638,759

		3,051,367

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Constellation Energy Group, Inc.	5,840	181,799
NRG Energy, Inc. (a)	7,257	156,316
The AES Corp. (a)	19,517	253,721

		591,836

INDUSTRIAL CONGLOMERATES — 4.3%
3M Co.	9,434	882,079
General Electric Co.	312,047	6,256,543
Tyco International, Ltd.	7,195	322,120

		7,460,742

INSURANCE — 7.5%
ACE, Ltd.	9,691	627,008
Aflac, Inc.	5,391	284,537
American International Group, Inc. (a)(b)	4,126	144,988
AON Corp.	9,733	515,460
Assurant, Inc.	2,770	106,673
Berkshire Hathaway, Inc. (Class B) (a)	50,899	4,256,683
Chubb Corp. (b)	8,531	523,036
Cincinnati Financial Corp. (b)	4,815	157,932
Genworth Financial, Inc. (Class A) (a)	14,438	194,335
Hartford Financial Services Group, Inc.	13,119	353,295
Lincoln National Corp.	9,334	280,393
Loews Corp.	9,331	402,073
Marsh & McLennan Cos., Inc.	15,996	476,841
MetLife, Inc.	30,983	1,385,869
Principal Financial Group, Inc.	9,403	301,930
Prudential Financial, Inc.	14,283	879,547
The Allstate Corp.	15,305	486,393
The Progressive Corp.	19,528	412,627
The Travelers Cos., Inc. (b)	12,631	751,292
Torchmark Corp. (b)	2,224	147,851
Unum Group	9,309	244,361
XL Group PLC (b)	8,724	214,610

		13,147,734

INTERNET SOFTWARE & SERVICES — 0.3%
Monster Worldwide, Inc. (a)	1,864	29,638
VeriSign, Inc. (b)	2,255	81,653
Yahoo!, Inc. (a)	20,300	337,995

		449,286

IT SERVICES — 0.6%
Automatic Data Processing, Inc.	5,197	266,658
Computer Sciences Corp.	4,532	220,845
Fidelity National Information Services, Inc.	7,747	253,250
Fiserv, Inc. (a)	1,863	116,847
Paychex, Inc. (b)	4,028	126,318
SAIC, Inc. (a)	4,708	79,659
Total System Services, Inc.	3,041	54,799

		1,118,376

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc.	3,900	97,227

LIFE SCIENCES TOOLS & SERVICES — 0.2%
PerkinElmer, Inc.	1,569	41,218
Thermo Fisher Scientific, Inc. (a)	4,708	261,529

		302,747

MACHINERY — 1.5%
Caterpillar, Inc.	8,631	961,062
Danaher Corp.	6,179	320,690
Dover Corp.	2,550	167,637
Eaton Corp.	5,068	280,970
Illinois Tool Works, Inc.	6,865	368,788
PACCAR, Inc.	6,080	318,288
Parker Hannifin Corp.	1,976	187,087
Snap-On, Inc.	982	58,979

		2,663,501

MEDIA — 2.3%
CBS Corp.	20,009	501,025
Gannett Co., Inc. (b)	6,984	106,366
News Corp. (Class A)	28,277	496,544
Omnicom Group, Inc.	3,042	149,241
The McGraw-Hill Cos., Inc.	3,849	151,651
The Walt Disney Co.	25,624	1,104,138
The Washington Post Co. (Class B) (b)	141	61,696
Time Warner Cable, Inc.	3,628	258,822
Time Warner, Inc.	31,950	1,140,615

		3,970,098

METALS & MINING — 0.8%
AK Steel Holding Corp. (b)	3,236	51,064
Alcoa, Inc.	30,109	531,424
Allegheny Technologies, Inc. (b)	1,766	119,593
Nucor Corp. (b)	9,317	428,768
Titanium Metals Corp. (a)(b)	1,570	29,171
United States Steel Corp.	3,237	174,604

		1,334,624

MULTI-UTILITIES — 2.3%
Ameren Corp. (b)	7,091	199,044
CenterPoint Energy, Inc.	12,443	218,499
CMS Energy Corp.	7,153	140,485
Consolidated Edison, Inc.	8,538	433,047
Dominion Resources, Inc.	9,696	433,411
DTE Energy Co.	5,002	244,898
Integrys Energy Group, Inc.	2,021	102,081
NiSource, Inc. (b)	7,283	139,688
PG&E Corp.	11,537	509,705
Public Service Enterprise Group, Inc.	14,913	469,909
SCANA Corp. (b)	3,314	130,472
Sempra Energy	7,020	375,570

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

TECO Energy, Inc.	6,353	$119,182
Wisconsin Energy Corp.	3,732	113,826
Xcel Energy, Inc.	13,591	324,689

		3,954,506

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	981	42,605
J.C. Penney Co., Inc. (b)	6,927	248,748
Kohl’s Corp.	3,277	173,812
Macy’s, Inc.	4,699	113,998
Sears Holdings Corp. (a)(b)	1,275	105,379
Target Corp.	8,924	446,289

		1,130,831

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	40,831	434,850

OIL, GAS & CONSUMABLE FUELS — 17.7%
Anadarko Petroleum Corp.	9,317	763,249
Apache Corp.	5,775	756,063
Cabot Oil & Gas Corp.	1,766	93,545
Chesapeake Energy Corp.	11,966	401,100
Chevron Corp.	59,086	6,347,609
ConocoPhillips	41,933	3,348,769
Devon Energy Corp.	7,791	714,980
El Paso Corp.	8,659	155,862
EOG Resources, Inc.	4,021	476,529
EQT Corp.	2,453	122,405
Exxon Mobil Corp.	145,761	12,262,873
Hess Corp.	8,826	752,063
Marathon Oil Corp.	20,914	1,114,925
Murphy Oil Corp.	2,844	208,806
Noble Energy, Inc.	2,844	274,873
Occidental Petroleum Corp.	11,965	1,250,223
QEP Resources, Inc. (b)	5,198	210,727
Range Resources Corp.	2,353	137,556
Spectra Energy Corp.	9,536	259,189
Sunoco, Inc.	3,530	160,933
Tesoro Corp. (a)(b)	4,217	113,142
The Williams Cos., Inc.	17,224	537,044
Valero Energy Corp.	16,650	496,503

		30,958,968

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	12,909	389,593
MeadWestvaco Corp.	4,499	136,455
Weyerhaeuser Co.	15,768	387,893

		913,941

PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	23,214	613,546
Forest Laboratories, Inc. (a)	2,904	93,799
Johnson & Johnson	32,293	1,913,360
Merck & Co., Inc.	31,753	1,048,167
Pfizer, Inc.	234,798	4,768,747

		8,437,619

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	1,471	57,148
Robert Half International, Inc.	2,451	75,001

		132,149

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apartment Investment & Management Co. (Class A)	1,569	39,962
Boston Properties, Inc. (b)	2,157	204,591
HCP, Inc.	4,708	178,622
Health Care REIT, Inc.	2,823	148,038
Host Hotels & Resorts, Inc.	10,954	192,900
Kimco Realty Corp.	8,255	151,397
Plum Creek Timber Co., Inc. (b)	2,614	113,997
ProLogis	16,783	268,192
Public Storage (b)	1,668	184,998
Vornado Realty Trust	2,596	227,150

		1,709,847

ROAD & RAIL — 0.8%
CSX Corp.	4,413	346,862
Norfolk Southern Corp.	6,077	420,954
Ryder Systems, Inc.	1,422	71,953
Union Pacific Corp.	5,689	559,399

		1,399,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Applied Materials, Inc.	23,994	374,786
Intel Corp.	67,434	1,360,144
KLA-Tencor Corp.	2,548	120,699
LSI Corp. (a)	10,297	70,020
MEMC Electronic Materials, Inc. (a)	6,668	86,417
National Semiconductor Corp.	3,551	50,921
Novellus Systems, Inc. (a)	1,373	50,979
NVIDIA Corp. (a)	7,356	135,792
Teradyne, Inc. (a)(b)	2,255	40,162

		2,289,920

SOFTWARE — 0.3%
Adobe Systems, Inc. (a)	7,159	237,393
CA, Inc.	3,727	90,119
Compuware Corp. (a)	2,256	26,057
Electronic Arts, Inc. (a)	5,689	111,106
Novell, Inc. (a)	10,397	61,654

		526,329

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. (Class A)	1,044	61,283
AutoNation, Inc. (a)(b)	1,780	62,959
Best Buy Co., Inc.	4,218	121,141
GameStop Corp. (Class A) (a)(b)	4,412	99,358
Home Depot, Inc.	48,269	1,788,849
Lowe’s Cos., Inc.	40,602	1,073,111
RadioShack Corp. (b)	3,334	50,043
Staples, Inc.	10,691	207,619
The Gap, Inc. (b)	5,664	128,346

		3,592,709

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. (b)	1,106	108,974

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	6,963	67,402
People’s United Financial, Inc.	10,900	137,122

		204,524

TOBACCO — 0.8%
Altria Group, Inc.	39,938	1,039,586

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Lorillard, Inc.	2,259	$214,627
Reynolds American, Inc. (b)	4,858	172,605

		1,426,818

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Sprint Nextel Corp. (a)	87,886	407,791

TOTAL COMMON STOCKS —
(Cost $164,094,928)		174,919,546

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,180,429	4,180,429
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	127,897	127,897

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,308,326)		4,308,326

TOTAL INVESTMENTS — 102.3% (g)
(Cost $168,403,254)		179,227,872
OTHER ASSETS & LIABILITIES — (2.3)%		(3,967,000)

NET ASSETS — 100.0%		$175,260,872

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Alliant Techsystems, Inc.	1,290	$91,164
BE Aerospace, Inc. (a)	4,080	144,963
Spirit Aerosystems Holdings, Inc. (a)	4,230	108,584
Textron, Inc. (b)	11,338	310,548
TransDigm Group, Inc. (a)	1,533	128,511

		783,770

AIR FREIGHT & LOGISTICS — 0.1%
UTI Worldwide, Inc.	4,209	85,190

AIRLINES — 0.6%
AMR Corp. (a)	13,761	88,896
United Continental Holdings, Inc. (a)(b)	13,271	305,100

		393,996

AUTO COMPONENTS — 1.3%
Gentex Corp.	5,798	175,390
Lear Corp.	4,360	213,073
The Goodyear Tire & Rubber Co. (a)	10,138	151,867
TRW Automotive Holdings Corp. (a)	4,231	233,044
Visteon Corp. (a)	1,888	117,981

		891,355

BEVERAGES — 0.5%
Constellation Brands, Inc. (Class A) (a)	7,894	160,091
Hansen Natural Corp. (a)	2,927	176,293

		336,384

BIOTECHNOLOGY — 1.8%
Amylin Pharmaceuticals, Inc. (a)(b)	5,421	61,637
BioMarin Pharmaceutical, Inc. (a)(b)	4,217	105,973
Cephalon, Inc. (a)(b)	3,200	242,496
Dendreon Corp. (a)	6,039	226,040
Human Genome Sciences, Inc. (a)	7,860	215,757
Onyx Pharmaceuticals, Inc. (a)	2,571	90,448
Regeneron Pharmaceuticals, Inc. (a)(b)	2,911	130,820
Talecris Biotherapeutics Holdings Corp. (a)	2,580	69,144
United Therapeutics Corp. (a)(b)	2,060	138,061

		1,280,376

BUILDING PRODUCTS — 0.7%
Armstrong World Industries, Inc. (b)	747	34,564
Lennox International, Inc. (b)	2,126	111,785
Masco Corp. (b)	15,105	210,261
Owens Corning, Inc. (a)	4,531	163,071

		519,681

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	2,147	234,817
E*TRADE Financial Corp. (a)	8,504	132,918
Eaton Vance Corp. (b)	5,004	161,329
Federated Investors, Inc. (Class B) (b)	4,358	116,577
Greenhill & Co., Inc. (b)	1,219	80,198
Jefferies Group, Inc. (b)	4,638	115,672
Legg Mason, Inc.	5,942	214,447
LPL Investment Holdings, Inc. (a)	662	23,706
Raymond James Financial, Inc.	4,193	160,340
SEI Investments Co.	6,387	152,522
Waddell & Reed Financial, Inc. (Class A)	3,563	144,693

		1,537,219

CHEMICALS — 3.4%
Airgas, Inc.	3,000	199,260
Albemarle Corp.	3,840	229,517
Ashland, Inc.	2,984	172,356
Celanese Corp. (Series A)	6,577	291,821
Cytec Industries, Inc.	2,006	109,066
Eastman Chemical Co. (b)	2,868	284,850
Huntsman Corp.	8,060	140,083
International Flavors & Fragrances, Inc.	3,303	205,777
Intrepid Potash, Inc. (a)	1,763	61,388
Nalco Holding Co.	5,435	148,430
Rockwood Holdings, Inc. (a)	2,506	123,345
RPM International, Inc.	5,428	128,806
The Scotts Miracle-Gro Co. (Class A)	1,859	107,543
Valspar Corp.	3,741	146,273
Westlake Chemical Corp.	800	44,960

		2,393,475

COMMERCIAL BANKS — 3.0%
Associated Banc-Corp. (b)	7,157	106,281
Bank of Hawaii Corp. (b)	1,975	94,445
BOK Financial Corp. (b)	1,130	58,398
City National Corp.	1,977	112,788
Commerce Bancshares, Inc.	3,212	129,893
Cullen/Frost Bankers, Inc.	2,350	138,697
East West Bancorp, Inc.	6,223	136,657
First Citizens BancShares, Inc. (Class A)	241	48,340
First Horizon National Corp. (b)	10,923	122,447
First Republic Bank (a)(b)	444	13,724
FirstMerit Corp.	4,460	76,088
Fulton Financial Corp. (b)	8,317	92,402
Huntington Bancshares, Inc.	35,906	238,416
Marshall & Ilsley Corp.	21,888	174,885
Popular, Inc. (a)	42,700	124,257
Prosperity Bancshares, Inc. (b)	1,907	81,562
TCF Financial Corp. (b)	5,613	89,022
Valley National Bancorp (b)	6,710	93,672
Zions Bancorporation	7,589	175,002

		2,106,976

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Avery Dennison Corp.	4,358	182,862
Cintas Corp. (b)	5,250	158,917
Clean Harbors, Inc. (a)(b)	948	93,530
Copart, Inc. (a)	3,079	133,413
Corrections Corp. of America (a)	4,672	113,997
Covanta Holding Corp.	5,389	92,044
Iron Mountain, Inc.	7,700	240,471
KAR Auction Services, Inc. (a)	997	15,294
Pitney Bowes, Inc.	8,519	218,853
Quad Graphics, Inc. (a)	1,059	45,050
R.R. Donnelley & Sons Co.	8,623	163,147
Rollins, Inc. (b)	3,205	65,061
Waste Connections, Inc. (b)	4,920	141,647

		1,664,286

COMMUNICATIONS EQUIPMENT — 1.5%
Acme Packet, Inc. (a)	2,100	149,016
Brocade Communications Systems, Inc. (a)	19,083	117,360
EchoStar Corp. (Class A) (a)	1,733	65,594
Finisar Corp. (a)	3,400	83,640

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

JDS Uniphase Corp. (a)	9,122	$190,103
Polycom, Inc. (a)	3,537	183,393
Riverbed Technology, Inc. (a)	6,104	229,816
Tellabs, Inc.	14,139	74,088

		1,093,010

COMPUTERS & PERIPHERALS — 0.6%
Diebold, Inc. (b)	2,782	98,650
Lexmark International, Inc. (Class A) (a)	3,297	122,121
NCR Corp. (a)	6,685	125,945
QLogic Corp. (a)	4,522	83,883

		430,599

CONSTRUCTION & ENGINEERING — 1.6%
Aecom Technology Corp. (a)	4,276	118,573
EMCOR Group, Inc. (a)	2,774	85,911
Foster Wheeler AG (a)	4,841	182,118
KBR, Inc.	6,270	236,818
Quanta Services, Inc. (a)	8,818	197,788
The Shaw Group, Inc. (a)	3,532	125,068
URS Corp. (a)	3,457	159,195

		1,105,471

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	1,907	171,001

CONSUMER FINANCE — 0.0% (c)
Green Dot Corp. (Class A) (a)(b)	449	19,267

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	2,603	130,488
Bemis Co., Inc.	4,571	149,975
Greif, Inc. (Class A)	1,413	92,424
Owens-Illinois, Inc. (a)	6,928	209,156
Packaging Corp. of America	4,338	125,325
Rock-Tenn Co. (Class A) (b)	1,604	111,237
Sealed Air Corp. (b)	6,649	177,262
Silgan Holdings, Inc.	2,098	80,018
Smurfit-Stone Container Corp. (a)	3,782	146,174
Sonoco Products Co.	4,215	152,710
Temple-Inland, Inc.	4,452	104,177

		1,478,946

DISTRIBUTORS — 0.2%
LKQ Corp. (a)	5,999	144,576

DIVERSIFIED CONSUMER SERVICES — 1.4%
Career Education Corp. (a)(b)	2,784	63,252
DeVry, Inc.	2,563	141,144
Education Management Corp. (a)(b)	1,784	37,357
H&R Block, Inc.	12,700	212,598
ITT Educational Services, Inc. (a)(b)	1,320	95,238
Service Corp. International	10,216	112,989
Sotheby’s	2,800	147,280
Strayer Education, Inc. (b)	581	75,815
Weight Watchers International, Inc. (b)	1,435	100,594

		986,267

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc. (b)	426	12,341
MSCI, Inc. (Class A) (a)(b)	4,943	182,001
The NASDAQ OMX Group, Inc. (a)	5,696	147,185

		341,527

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Level 3 Communications, Inc. (a)(b)	70,013	102,919
tw telecom, Inc. (a)	6,329	121,517

		224,436

ELECTRIC UTILITIES — 1.8%
Cleco Corp.	2,498	85,656
DPL, Inc.	5,058	138,640
Great Plains Energy, Inc. (b)	5,595	112,012
Hawaiian Electric Industries, Inc. (b)	4,007	99,374
IDACORP, Inc.	2,004	76,352
ITC Holdings Corp. (b)	2,086	145,811
NV Energy, Inc.	9,873	147,009
Pepco Holdings, Inc.	9,361	174,583
Pinnacle West Capital Corp.	4,554	194,866
Westar Energy, Inc. (b)	4,586	121,162

		1,295,465

ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc. (b)	1,780	104,112
AMETEK, Inc.	6,676	292,876
Brady Corp. (Class A) (b)	1,938	69,167
Hubbell, Inc. (Class B)	2,391	169,833
Regal-Beloit Corp. (b)	1,654	122,115
The Babcock & Wilcox Co. (a)	4,878	162,828
Thomas & Betts Corp. (a)	2,182	129,763
Woodward, Inc.	2,402	83,013

		1,133,707

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Anixter International, Inc.	1,208	84,427
Arrow Electronics, Inc. (a)	4,775	199,977
Avnet, Inc. (a)	6,356	216,676
AVX Corp.	2,204	32,862
FLIR Systems, Inc. (b)	6,644	229,949
Ingram Micro, Inc. (Class A) (a)	6,585	138,483
Itron, Inc. (a)	1,655	93,408
Jabil Circuit, Inc.	8,349	170,570
Mettler-Toledo International, Inc. (a)	1,371	235,812
Molex, Inc. (b)	5,531	138,939
National Instruments Corp.	3,863	126,590
Trimble Navigation, Ltd. (a)(b)	5,050	255,227

		1,922,920

ENERGY EQUIPMENT & SERVICES — 3.3%
Dresser-Rand Group, Inc. (a)	3,392	181,879
Dril-Quip, Inc. (a)	1,275	100,763
Helmerich & Payne, Inc. (b)	4,065	279,225
McDermott International, Inc. (a)	9,753	247,629
Oceaneering International, Inc. (a)	2,241	200,458
Oil States International, Inc. (a)	2,074	157,914
Patterson-UTI Energy, Inc.	6,499	191,006
Pride International, Inc. (a)	6,673	286,605
Rowan Cos., Inc. (a)	5,259	232,343
SEACOR Holdings, Inc. (b)	878	81,180
Superior Energy Services, Inc. (a)	3,290	134,890
Tidewater, Inc. (b)	2,133	127,660
Unit Corp. (a)	1,952	120,926

		2,342,478

FOOD & STAPLES RETAILING — 0.2%
BJ’s Wholesale Club, Inc. (a)	2,222	108,478

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 1.4%
Corn Products International, Inc.	3,142	$162,819
Dean Foods Co. (a)	7,465	74,650
Flowers Foods, Inc. (b)	3,797	103,392
Green Mountain Coffee Roasters, Inc. (a)(b)	5,274	340,753
Ralcorp Holdings, Inc. (a)	2,266	155,062
Smithfield Foods, Inc. (a)	6,502	156,438
Tootsie Roll Industries, Inc.	—	14

		993,128

GAS UTILITIES — 1.7%
AGL Resources, Inc.	3,229	128,643
Atmos Energy Corp. (b)	3,832	130,671
Energen Corp.	2,995	189,045
National Fuel Gas Co.	2,909	215,266
Nicor, Inc.	1,859	99,828
Piedmont Natural Gas Co., Inc. (b)	2,788	84,616
Questar Corp.	7,444	129,898
UGI Corp.	4,530	149,037
WGL Holdings, Inc.	2,074	80,886

		1,207,890

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Alere, Inc. (a)	3,480	136,207
Beckman Coulter, Inc.	2,870	238,411
DENTSPLY International, Inc.	6,000	221,940
Gen-Probe, Inc. (a)(b)	2,015	133,695
Hill-Rom Holdings, Inc.	2,590	98,368
Hologic, Inc. (a)	10,860	241,092
IDEXX Laboratories, Inc. (a)(b)	2,420	186,873
Kinetic Concepts, Inc. (a)	2,628	143,016
ResMed, Inc. (a)(b)	6,355	190,650
STERIS Corp.	2,234	77,162
Teleflex, Inc.	1,642	95,203

		1,762,617

HEALTH CARE PROVIDERS & SERVICES — 2.6%
AMERIGROUP Corp. (a)(b)	2,067	132,805
Brookdale Senior Living, Inc. (a)	3,800	106,400
Community Health Systems, Inc. (a)	3,849	153,922
Coventry Health Care, Inc. (a)	6,230	198,675
Health Net, Inc. (a)	4,132	135,116
LifePoint Hospitals, Inc. (a)(b)	2,167	87,070
Lincare Holdings, Inc.	4,095	121,458
MEDNAX, Inc. (a)	1,946	129,623
Omnicare, Inc.	4,891	146,681
Owens & Minor, Inc. (b)	2,585	83,961
Patterson Cos., Inc. (b)	4,250	136,807
Tenet Healthcare Corp. (a)	20,264	150,967
Universal Health Services, Inc. (Class B)	3,827	189,092
VCA Antech, Inc. (a)(b)	3,595	90,522

		1,863,099

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	7,750	162,673

HOTELS, RESTAURANTS & LEISURE — 1.8%
Bally Technologies, Inc. (a)	2,249	85,125
Brinker International, Inc.	3,689	93,332
Choice Hotels International, Inc. (b)	1,376	53,458
International Game Technology	12,400	201,252
MGM Resorts International (a)(b)	13,424	176,525
Panera Bread Co. (Class A) (a)	1,288	163,576
Penn National Gaming, Inc. (a)(b)	2,749	101,878
Wendy’s/Arby’s Group, Inc. (Class A) (b)	13,596	68,388
WMS Industries, Inc. (a)	2,430	85,900
Wyndham Worldwide Corp.	7,298	232,149

		1,261,583

HOUSEHOLD DURABLES — 2.4%
D.R. Horton, Inc.	11,687	136,154
Harman International Industries, Inc.	2,870	134,373
Jarden Corp. (b)	3,916	139,292
Leggett & Platt, Inc.	6,161	150,945
Lennar Corp. (Class A)	6,661	120,697
Mohawk Industries, Inc. (a)	2,286	139,789
Newell Rubbermaid, Inc.	12,157	232,564
NVR, Inc. (a)	235	177,660
Pulte Group, Inc. (a)(b)	13,903	102,882
Tempur-Pedic International, Inc. (a)	2,717	137,643
Toll Brothers, Inc. (a)(b)	5,604	110,791
Tupperware Brands Corp.	2,592	154,768

		1,737,558

HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc. (b)	2,900	230,086
Energizer Holdings, Inc. (a)	2,915	207,431

		437,517

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
GenOn Energy, Inc. (a)	31,800	121,158
NRG Energy, Inc. (a)	10,300	221,862

		343,020

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,526	112,533
Seaboard Corp. (b)	15	36,195

		148,728

INSURANCE — 5.2%
Alleghany Corp. (a)	305	100,942
Allied World Assurance Company Holdings, Ltd.	1,684	105,570
American Financial Group, Inc.	3,248	113,745
American National Insurance Co.	606	47,977
Arch Capital Group, Ltd. (a)	2,088	207,109
Arthur J. Gallagher & Co.	4,432	134,777
Aspen Insurance Holdings, Ltd.	3,000	82,680
Assurant, Inc.	4,476	172,371
Assured Guaranty, Ltd.	6,976	103,942
Axis Capital Holdings, Ltd.	5,042	176,067
Brown & Brown, Inc.	4,860	125,388
Endurance Specialty Holdings, Ltd.	1,824	89,048
Erie Indemnity Co. (Class A)	1,184	84,194
Everest Re Group, Ltd.	2,200	193,996
Fidelity National Financial, Inc. (Class A)	9,689	136,906
HCC Insurance Holdings, Inc.	4,860	152,167
Markel Corp. (a)(b)	407	168,681
Mercury General Corp.	1,125	44,021
Old Republic International Corp. (b)	10,157	128,892
ProAssurance Corp. (a)	1,317	83,458
Reinsurance Group of America, Inc.	3,061	192,170

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

RenaissanceRe Holdings, Ltd.	2,270	$156,607
StanCorp Financial Group, Inc. (b)	1,958	90,303
The Hanover Insurance Group, Inc.	1,856	83,984
Torchmark Corp. (b)	3,396	225,766
Transatlantic Holdings, Inc.	2,661	129,511
Validus Holdings, Ltd.	2,659	88,624
W.R. Berkley Corp. (b)	5,256	169,296
Wesco Financial Corp.	59	22,963
White Mountains Insurance Group, Ltd.	287	104,525

		3,715,680

INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc. (a)(b)	4,393	85,795
Equinix, Inc. (a)(b)	1,901	173,181
IAC/InterActiveCorp. (a)	3,700	114,293
Rackspace Hosting, Inc. (a)	4,388	188,026
WebMD Health Corp. (a)	2,435	130,078

		691,373

IT SERVICES — 2.2%
Alliance Data Systems Corp. (a)(b)	2,179	187,154
Booz Allen Hamilton Holding Corp. (a)	658	11,851
Broadridge Financial Solutions, Inc.	5,170	117,307
CoreLogic, Inc. (a)	4,619	85,452
DST Systems, Inc.	1,542	81,448
FleetCor Technologies, Inc. (a)	524	17,114
Gartner, Inc. (a)(b)	3,492	145,512
Genpact, Ltd. (a)	4,344	62,901
Global Payments, Inc.	3,299	161,387
Jack Henry & Associates, Inc.	3,468	117,531
Lender Processing Services, Inc.	3,852	123,996
NeuStar, Inc. (Class A) (a)	3,073	78,607
Total System Services, Inc. (b)	8,146	146,791
VeriFone Systems, Inc. (a)	3,700	203,315

		1,540,366

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (a)	805	96,713
Bruker Corp. (a)	3,024	63,050
Charles River Laboratories International, Inc. (a)	2,436	93,494
Covance, Inc. (a)	2,678	146,540
PerkinElmer, Inc.	4,930	129,511
Pharmaceutical Product Development, Inc.	4,660	129,129
Techne Corp.	1,550	110,980

		769,417

MACHINERY — 4.5%
AGCO Corp. (a)	3,894	214,053
CLARCOR, Inc.	2,109	94,757
Crane Co.	2,100	101,703
Donaldson Co., Inc.	2,952	180,928
Gardner Denver, Inc.	2,140	166,984
Graco, Inc. (b)	2,485	113,043
Harsco Corp.	3,424	120,833
IDEX Corp.	3,340	145,791
Kennametal, Inc. (b)	3,427	133,653
Lincoln Electric Holdings, Inc.	1,775	134,758
Navistar International Corp. (a)	2,297	159,251
Nordson Corp. (b)	1,262	145,206
Oshkosh Corp. (a)(b)	3,808	134,727
Pall Corp.	4,804	276,759
Pentair, Inc. (b)	4,068	153,730
Snap-On, Inc.	2,381	143,003
SPX Corp.	2,075	164,734
Terex Corp. (a)(b)	4,571	169,310
Timken Co.	3,197	167,203
WABCO Holdings, Inc. (a)	2,649	163,284
Wabtec Corp.	1,989	134,914

		3,218,624

MARINE — 0.2%
Kirby Corp. (a)(b)	2,223	127,356

MEDIA — 2.3%
Charter Communications, Inc. (Class A) (a)	1,623	82,172
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,725	25,099
DreamWorks Animation SKG, Inc. (Class A) (a)	2,565	71,640
Gannett Co., Inc.	9,977	151,950
John Wiley & Sons, Inc. (Class A) (b)	2,224	113,068
Lamar Advertising Co. (Class A) (a)	2,386	88,139
Liberty Media — Starz (Series A) (a)	2,158	167,461
Liberty Media Corp. — Capital (Class A) (a)	3,146	231,766
Morningstar, Inc. (b)	940	54,877
Regal Entertainment Group	3,332	44,982
Sirius XM Radio, Inc. (a)(b)	161,984	268,893
The Interpublic Group of Cos., Inc. (b)	20,409	256,541
The Washington Post Co. (Class B) (b)	217	94,951

		1,651,539

METALS & MINING — 2.5%
Allegheny Technologies, Inc. (b)	3,903	264,311
Allied Nevada Gold Corp. (a)	3,300	117,084
Coeur d’Alene Mines Corp. (a)	3,700	128,686
Commercial Metals Co.	4,650	80,305
Compass Minerals International, Inc.	1,354	126,640
Molycorp, Inc. (a)	2,300	138,046
Reliance Steel & Aluminum Co.	3,070	177,385
Royal Gold, Inc.	2,184	114,442
Steel Dynamics, Inc.	8,959	168,160
Titanium Metals Corp. (a)(b)	3,609	67,055
Walter Energy, Inc.	2,665	360,921

		1,743,035

MULTI-UTILITIES — 2.5%
Alliant Energy Corp.	4,636	180,480
CMS Energy Corp. (b)	10,248	201,271
Integrys Energy Group, Inc. (b)	3,211	162,188
MDU Resources Group, Inc.	7,288	167,405
NiSource, Inc. (b)	11,622	222,910
NSTAR	4,353	201,413
OGE Energy Corp.	4,084	206,487
SCANA Corp.	4,800	188,976
TECO Energy, Inc.	8,428	158,109
Vectren Corp.	3,352	91,174

		1,780,413

MULTILINE RETAIL — 0.2%
Big Lots, Inc. (a)	3,135	136,153

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)(b)	2,389	$93,744

OIL, GAS & CONSUMABLE FUELS — 4.0%
Arch Coal, Inc.	6,825	245,973
Brigham Exploration Co. (a)	4,900	182,182
Cabot Oil & Gas Corp.	4,301	227,824
Cobalt International Energy, Inc. (a)	4,182	70,299
EXCO Resources, Inc.	7,172	148,173
Forest Oil Corp. (a)	4,747	179,579
Holly Corp.	2,200	133,672
Massey Energy Co. (b)	4,262	291,350
Oasis Petroleum, Inc. (a)(b)	1,800	56,916
Plains Exploration & Production Co. (a)(b)	5,857	212,199
Quicksilver Resources, Inc. (a)	4,945	70,763
SandRidge Energy, Inc. (a)	15,807	202,330
SM Energy Co.	2,641	195,936
Southern Union Co.	4,911	140,553
Sunoco, Inc.	5,065	230,913
Teekay Corp. (b)	1,748	64,554
Tesoro Corp. (a)	5,913	158,646

		2,811,862

PAPER & FOREST PRODUCTS — 0.6%
AbitibiBowater Inc. (a)	3,140	84,372
Domtar Corp.	1,736	159,330
MeadWestvaco Corp.	6,977	211,612

		455,314

PERSONAL PRODUCTS — 0.5%
Alberto-Culver Co.	3,627	135,178
Herbalife, Ltd.	2,433	197,949

		333,127

PHARMACEUTICALS — 0.7%
Endo Pharmaceuticals Holdings, Inc. (a)	4,372	166,835
Perrigo Co. (b)	3,517	279,672
Salix Pharmaceuticals, Ltd. (a)	2,120	74,264

		520,771

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	2,118	169,948
Equifax, Inc.	5,109	198,485
IHS, Inc. (Class A) (a)	1,960	173,950
Manpower, Inc.	3,441	216,370
Robert Half International, Inc. (b)	6,204	189,842
Towers Watson & Co. (Class A)	2,251	124,841
Verisk Analytics, Inc. (Class A) (a)	4,800	157,248

		1,230,684

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Alexandria Real Estate Equities, Inc. (b)	2,290	178,551
AMB Property Corp.	7,064	254,092
Apartment Investment & Management Co. (Class A)	4,935	125,695
BRE Properties, Inc.	2,739	129,226
Camden Property Trust	2,879	163,585
Chimera Investment Corp. (b)	42,002	166,328
Corporate Office Properties Trust (b)	2,796	101,047
Developers Diversified Realty Corp. (b)	8,139	113,946
Digital Realty Trust, Inc. (b)	3,765	218,897
Douglas Emmett, Inc. (b)	5,234	98,138
Duke Realty Corp.	10,636	149,010
Essex Property Trust, Inc. (b)	1,320	163,680
Federal Realty Investment Trust	2,558	208,631
Highwoods Properties, Inc. (b)	3,003	105,135
Hospitality Properties Trust	5,207	120,542
Liberty Property Trust (b)	4,763	156,703
Mack-Cali Realty Corp. (b)	3,591	121,735
MFA Financial, Inc.	14,404	118,113
National Retail Properties, Inc. (b)	3,490	91,194
Nationwide Health Properties, Inc.	5,240	222,857
OMEGA Healthcare Investors, Inc.	4,069	90,902
Piedmont Office Realty Trust, Inc. (Class A) (b)	7,157	138,917
Rayonier, Inc.	3,339	208,053
Realty Income Corp. (b)	4,865	170,032
Regency Centers Corp.	3,398	147,745
Senior Housing Properties Trust	5,956	137,226
SL Green Realty Corp.	3,272	246,054
Taubman Centers, Inc.	2,259	121,037
The Macerich Co.	5,444	269,641
UDR, Inc. (b)	7,589	184,944
Washington Real Estate Investment Trust (b)	2,647	82,295
Weingarten Realty Investors (b)	5,052	126,603

		4,930,554

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	1,742	173,747
The St. Joe Co. (a)(b)	3,795	95,141

		268,888

ROAD & RAIL — 1.0%
Hertz Global Holdings, Inc. (a)	7,718	120,632
J.B. Hunt Transport Services, Inc.	3,825	173,732
Kansas City Southern (a)	4,278	232,937
Landstar System, Inc. (b)	1,980	90,446
Ryder Systems, Inc.	2,165	109,549

		727,296

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Advanced Micro Devices, Inc. (a)	23,584	202,822
Atmel Corp. (a)	19,372	264,040
Cypress Semiconductor Corp. (a)	6,900	133,722
Lam Research Corp. (a)	5,092	288,513
LSI Corp. (a)	25,770	175,236
MEMC Electronic Materials, Inc. (a)(b)	9,611	124,559
National Semiconductor Corp. (b)	9,995	143,328
Novellus Systems, Inc. (a)	3,805	141,280
ON Semiconductor Corp. (a)	17,698	174,679
Rambus, Inc. (a)	4,636	91,793
Silicon Laboratories, Inc. (a)(b)	1,847	79,809
Skyworks Solutions, Inc. (a)	7,732	250,671
Teradyne, Inc. (a)	7,500	133,575
Varian Semiconductor Equipment Associates, Inc. (a)	3,077	149,758

		2,353,785

SOFTWARE — 3.4%
Ansys, Inc. (a)	3,799	205,868
Cadence Design Systems, Inc. (a)	11,359	110,750
Compuware Corp. (a)	9,397	108,535
Concur Technologies, Inc. (a)(b)	1,865	103,414

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Factset Research Systems, Inc. (b)	1,767	$185,058
Fortinet, Inc. (a)	1,900	83,600
Informatica Corp. (a)	3,864	201,817
MICROS Systems, Inc. (a)	3,398	167,963
Novell, Inc. (a)	14,318	84,906
Nuance Communications, Inc. (a)	9,488	185,585
Parametric Technology Corp. (a)	4,802	107,997
Quality Systems, Inc. (b)	769	64,088
Quest Software, Inc. (a)(b)	2,577	65,430
Rovi Corp. (a)	4,329	232,251
Solera Holdings, Inc.	2,967	151,614
Synopsys, Inc. (a)	6,292	173,974
TIBCO Software, Inc. (a)	6,994	190,587

		2,423,437

SPECIALTY RETAIL — 3.3%
Aaron’s, Inc. (b)	3,086	78,261
Abercrombie & Fitch Co. (Class A) (b)	3,652	214,372
Advance Auto Parts, Inc.	3,500	229,670
Aeropostale, Inc. (a)	3,699	89,960
American Eagle Outfitters, Inc.	8,164	129,726
AutoNation, Inc. (a)(b)	1,971	69,714
Chico’s FAS, Inc.	7,458	111,124
Dick’s Sporting Goods, Inc. (a)	3,612	144,408
Foot Locker, Inc.	6,423	126,662
GameStop Corp. (Class A) (a)(b)	6,425	144,691
Guess?, Inc.	2,696	106,088
PetSmart, Inc.	4,969	203,480
Signet Jewelers, Ltd. (a)	3,528	162,358
Tractor Supply Co.	3,001	179,640
Urban Outfitters, Inc. (a)	5,490	163,767
Williams-Sonoma, Inc.	3,890	157,545

		2,311,466

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Deckers Outdoor Corp. (a)	1,600	137,840
Fossil, Inc. (a)	1,953	182,899
Hanesbrands, Inc. (a)	3,880	104,915
Phillips-Van Heusen Corp.	2,566	166,867
Under Armour, Inc. (Class A) (a)	1,600	108,880

		701,401

THRIFTS & MORTGAGE FINANCE — 0.8%
BankUnited, Inc. (b)	1,100	31,581
Capitol Federal Financial, Inc.	6,966	78,507
First Niagara Financial Group, Inc. (b)	8,829	119,898
People’s United Financial, Inc.	14,600	183,668
TFS Financial Corp. (b)	3,942	41,864
Washington Federal, Inc. (b)	4,648	80,596

		536,114

TRADING COMPANIES & DISTRIBUTORS — 0.2%
MSC Industrial Direct Co., Inc. (Class A)	1,820	124,615

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	7,336	205,775
Aqua America, Inc.	5,769	132,052

		337,827

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Clearwire Corp. (Class A) (a)(b)	4,200	23,478
MetroPCS Communications, Inc. (a)	10,548	171,300
SBA Communications Corp. (Class A) (a)(b)	4,813	190,980
Telephone & Data Systems, Inc. (b)	3,919	132,070
US Cellular Corp. (a)	668	34,395

		552,223

TOTAL COMMON STOCKS —
(Cost $58,243,202)		70,795,733

SHORT TERM INVESTMENTS — 8.4%
MONEY MARKET FUNDS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,789,590	5,789,590
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	144,742	144,742

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,934,332)		5,934,332

TOTAL INVESTMENTS — 108.2% (g)
(Cost $64,177,534)		76,730,065
OTHER ASSETS & LIABILITIES — (8.2)%		(5,802,625)

NET ASSETS — 100.0%		$70,927,440

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
BE Aerospace, Inc. (a)	13,494	$479,442
Huntington Ingalls Industries, Inc. (a)	3,800	157,700

		637,142

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	2,800	177,576

AUTO COMPONENTS — 1.6%
BorgWarner, Inc. (a)(b)	8,650	689,318
Gentex Corp.	18,700	565,675

		1,254,993

BEVERAGES — 0.7%
Hansen Natural Corp. (a)	9,152	551,225

BIOTECHNOLOGY — 1.4%
United Therapeutics Corp. (a)(b)	6,699	448,967
Vertex Pharmaceuticals, Inc. (a)	12,687	608,088

		1,057,055

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	2,400	126,192

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)	3,898	426,324
Eaton Vance Corp. (b)	9,595	309,343
Greenhill & Co., Inc.	1,670	109,870
Jefferies Group, Inc.	6,051	150,912
SEI Investments Co.	9,258	221,081
Waddell & Reed Financial, Inc. (Class A)	11,284	458,243

		1,675,773

CHEMICALS — 3.1%
Albemarle Corp.	12,044	719,870
Intrepid Potash, Inc. (a)(b)	5,758	200,493
Lubrizol Corp.	8,476	1,135,445
NewMarket Corp. (b)	1,245	196,984
The Scotts Miracle-Gro Co. (Class A)	3,100	179,335

		2,432,127

COMMERCIAL BANKS — 0.4%
Bank of Hawaii Corp.	2,200	105,204
SVB Financial Group (a)(b)	1,900	108,167
Westamerica Bancorporation (b)	1,600	82,192

		295,563

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)(b)	1,311	129,343
Copart, Inc. (a)	7,828	339,187
Corrections Corp. of America (a)	8,160	199,104
Deluxe Corp.	2,600	69,004
Herman Miller, Inc. (b)	2,700	74,223
Rollins, Inc. (b)	8,195	166,359
Waste Connections, Inc. (b)	8,861	255,108

		1,232,328

COMMUNICATIONS EQUIPMENT — 2.6%
ADTRAN, Inc.	8,500	360,910
Ciena Corp. (a)	6,000	155,760
Plantronics, Inc. (b)	4,100	150,142
Polycom, Inc. (a)	11,576	600,216
Riverbed Technology, Inc. (a)	19,867	747,992

		2,015,020

COMPUTERS & PERIPHERALS — 0.3%
QLogic Corp. (a)	13,700	254,135

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,027	181,761

CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	4,625	231,851
Packaging Corp. of America	6,700	193,563
Rock-Tenn Co. (Class A)	2,800	194,180
Silgan Holdings, Inc.	3,200	122,048

		741,642

DISTRIBUTORS — 0.6%
LKQ Corp. (a)	19,190	462,479

DIVERSIFIED CONSUMER SERVICES — 1.4%
ITT Educational Services, Inc. (a)	3,100	223,665
Service Corp. International	16,500	182,490
Sotheby’s (b)	8,800	462,880
Strayer Education, Inc. (b)	1,729	225,617

		1,094,652

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MSCI, Inc. (Class A) (a)	15,769	580,615

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, Inc. (a)	19,666	377,587

ELECTRIC UTILITIES — 0.3%
DPL, Inc.	7,400	202,834

ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	2,109	123,355
AMETEK, Inc.	13,354	585,840
Hubbell, Inc. (Class B)	4,200	298,326
Regal-Beloit Corp.	2,121	156,594
Thomas & Betts Corp. (a)	4,300	255,721
Woodward, Inc.	7,773	268,635

		1,688,471

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Itron, Inc. (a)	3,755	211,932
Mettler-Toledo International, Inc. (a)	4,274	735,128
National Instruments Corp.	6,248	204,747
Trimble Navigation, Ltd. (a)	10,149	512,931
Vishay Intertechnology, Inc. (a)	12,500	221,750

		1,886,488

ENERGY EQUIPMENT & SERVICES — 2.3%
Atwood Oceanics, Inc. (a)	7,400	343,582
Dril-Quip, Inc. (a)	4,556	360,061
Oceaneering International, Inc. (a)	7,153	639,836
Superior Energy Services, Inc. (a)	10,336	423,776

		1,767,255

FOOD PRODUCTS — 2.0%
Corn Products International, Inc.	5,500	285,010
Flowers Foods, Inc. (b)	5,182	141,106
Green Mountain Coffee Roasters, Inc. (a)	15,323	990,019
Lancaster Colony Corp. (b)	1,400	84,840
Tootsie Roll Industries, Inc. (b)	1,442	40,895

		1,541,870

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.5%
National Fuel Gas Co.	5,600	$414,400

HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
Beckman Coulter, Inc.	3,789	314,752
Gen-Probe, Inc. (a)	6,301	418,071
Hill-Rom Holdings, Inc.	3,252	123,511
Hologic, Inc. (a)	11,653	258,697
IDEXX Laboratories, Inc. (a)(b)	7,547	582,779
Immucor, Inc. (a)	5,400	106,812
Kinetic Concepts, Inc. (a)(b)	8,226	447,659
Masimo Corp. (a)(b)	4,666	154,445
ResMed, Inc. (a)	20,151	604,530
STERIS Corp.	3,900	134,706
The Cooper Cos., Inc.	6,100	423,554
Thoratec Corp. (a)(b)	7,593	196,886

		3,766,402

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Health Management Associates, Inc. (Class A) (a)	33,100	360,790
Henry Schein, Inc. (a)	6,500	456,105
Lincare Holdings, Inc.	12,661	375,525
MEDNAX, Inc. (a)	6,260	416,979
Universal Health Services, Inc. (Class B)	12,865	635,660
VCA Antech, Inc. (a)(b)	5,636	141,914
WellCare Health Plans, Inc. (a)	2,800	117,460

		2,504,433

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	24,855	521,706

HOTELS, RESTAURANTS & LEISURE — 3.6%
Bally Technologies, Inc. (a)	7,047	266,729
Brinker International, Inc.	5,900	149,270
Chipotle Mexican Grill, Inc. (a)(b)	4,117	1,121,347
Life Time Fitness, Inc. (a)(b)	5,500	205,205
Panera Bread Co. (Class A) (a)(b)	4,138	525,526
The Cheesecake Factory, Inc. (a)(b)	7,900	237,711
WMS Industries, Inc. (a)	7,491	264,807

		2,770,595

HOUSEHOLD DURABLES — 0.6%
Tupperware Brands Corp.	8,300	495,593

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc. (b)	4,700	372,898
Energizer Holdings, Inc. (a)	3,979	283,146

		656,044

INSURANCE — 0.6%
Arthur J. Gallagher & Co.	6,100	185,501
Aspen Insurance Holdings, Ltd. (b)	4,000	110,240
Brown & Brown, Inc.	6,987	180,265

		476,006

INTERNET SOFTWARE & SERVICES — 1.8%
Digital River, Inc. (a)(b)	5,200	194,636
Equinix, Inc. (a)(b)	6,022	548,604
Rackspace Hosting, Inc. (a)(b)	12,941	554,522
ValueClick, Inc. (a)	6,800	98,328

		1,396,090

IT SERVICES — 3.9%
Acxiom Corp. (a)	4,500	64,575
Alliance Data Systems Corp. (a)	6,739	578,813
Broadridge Financial Solutions, Inc.	8,300	188,327
DST Systems, Inc.	2,366	124,972
Gartner, Inc. (a)(b)	11,186	466,121
Global Payments, Inc.	10,457	511,556
Jack Henry & Associates, Inc.	11,362	385,058
Lender Processing Services, Inc.	11,600	373,404
ManTech International Corp. (Class A) (a)	1,500	63,600
NeuStar, Inc. (Class A) (a)	9,642	246,642

		3,003,068

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc. (b)	4,504	391,938

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,486	178,528
Charles River Laboratories International, Inc. (a)	3,410	130,876
Covance, Inc. (a)	4,440	242,957
Pharmaceutical Product Development, Inc.	5,981	165,733
Techne Corp.	2,820	201,912

		920,006

MACHINERY — 5.9%
AGCO Corp. (a)	6,486	356,535
Bucyrus International, Inc.	10,700	978,515
Crane Co.	3,600	174,348
Donaldson Co., Inc. (b)	5,433	332,989
Gardner Denver, Inc.	6,861	535,364
Graco, Inc. (b)	3,800	172,862
IDEX Corp.	6,000	261,900
Kennametal, Inc.	3,500	136,500
Lincoln Electric Holdings, Inc.	1,923	145,994
Nordson Corp.	2,564	295,014
Oshkosh Corp. (a)	6,566	232,305
SPX Corp.	3,214	255,159
Timken Co.	5,242	274,157
Valmont Industries, Inc.	1,880	196,216
Wabtec Corp.	3,647	247,376

		4,595,234

MARINE — 0.3%
Kirby Corp. (a)	3,936	225,493

MEDIA — 1.0%
DreamWorks Animation SKG, Inc. (Class A) (a)	9,402	262,598
John Wiley & Sons, Inc. (Class A) (b)	3,702	188,209
Lamar Advertising Co. (Class A) (a)(b)	7,471	275,979
Meredith Corp. (b)	2,000	67,840

		794,626

METALS & MINING — 0.6%
Carpenter Technology Corp. (b)	2,100	89,691
Compass Minerals International, Inc.	4,299	402,085

		491,776

MULTI-UTILITIES — 0.1%
Black Hills Corp. (b)	2,500	83,600

MULTILINE RETAIL — 1.2%
99 Cents Only Stores (a)	3,000	58,800
Dollar Tree, Inc. (a)	16,500	916,080

		974,880

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

OFFICE ELECTRONICS — 0.4%
Zebra Technologies Corp. (Class A) (a)	7,362	$288,885

OIL, GAS & CONSUMABLE FUELS — 3.2%
Arch Coal, Inc.	9,778	352,399
Bill Barrett Corp. (a)(b)	6,159	245,806
Cimarex Energy Co.	6,550	754,822
Forest Oil Corp. (a)	6,500	245,895
Northern Oil and Gas, Inc. (a)(b)	7,100	189,570
Patriot Coal Corp. (a)	5,900	152,397
Quicksilver Resources, Inc. (a)	15,746	225,325
SM Energy Co.	4,866	361,009

		2,527,223

PERSONAL PRODUCTS — 0.3%
Alberto-Culver Co.	6,169	229,919

PHARMACEUTICALS — 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	15,470	590,335
Medicis Pharmaceutical Corp. (Class A)	7,700	246,708
Perrigo Co.	10,973	872,573

		1,709,616

PROFESSIONAL SERVICES — 0.5%
FTI Consulting, Inc. (a)(b)	3,159	121,085
The Corporate Executive Board Co.	2,600	104,962
Towers Watson & Co. (Class A)	2,340	129,776

		355,823

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Alexandria Real Estate Equities, Inc.	2,986	232,819
AMB Property Corp.	7,500	269,775
BRE Properties, Inc.	4,200	198,156
Camden Property Trust	4,500	255,690
Corporate Office Properties Trust (b)	8,778	317,237
Duke Realty Corp. (b)	11,500	161,115
Essex Property Trust, Inc. (b)	2,178	270,072
Federal Realty Investment Trust	4,420	360,495
Highwoods Properties, Inc.	3,800	133,038
Liberty Property Trust (b)	6,000	197,400
Mack-Cali Realty Corp.	3,700	125,430
Nationwide Health Properties, Inc.	9,500	404,035
OMEGA Healthcare Investors, Inc.	6,800	151,912
Potlatch Corp. (b)	1,700	68,340
Rayonier, Inc.	5,100	317,781
Realty Income Corp. (b)	10,600	370,470
Regency Centers Corp.	4,500	195,660
Senior Housing Properties Trust	8,400	193,536
SL Green Realty Corp. (b)	10,352	778,470
Taubman Centers, Inc.	5,400	289,332
The Macerich Co.	17,100	846,963
UDR, Inc.	11,000	268,070
Weingarten Realty Investors (b)	5,200	130,312

		6,536,108

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc.	5,659	564,429

ROAD & RAIL — 0.9%
J.B. Hunt Transport Services, Inc.	6,119	277,925
Kansas City Southern (a)	6,107	332,526
Landstar System, Inc.	2,306	105,338

		715,789

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Atmel Corp. (a)	60,145	819,776
Cree, Inc. (a)	14,406	664,981
Cypress Semiconductor Corp. (a)	22,800	441,864
Fairchild Semiconductor International, Inc. (a)	9,500	172,900
International Rectifier Corp. (a)	4,200	138,852
Lam Research Corp. (a)	8,236	466,652
RF Micro Devices, Inc. (a)(b)	36,300	232,683
Semtech Corp. (a)	8,300	207,666
Silicon Laboratories, Inc. (a)(b)	5,773	249,451
Skyworks Solutions, Inc. (a)	24,445	792,507
Varian Semiconductor Equipment Associates, Inc. (a)	4,900	238,483

		4,425,815

SOFTWARE — 7.6%
ACI Worldwide, Inc. (a)	4,300	141,040
Advent Software, Inc. (a)(b)	4,236	121,446
Ansys, Inc. (a)	12,080	654,615
Cadence Design Systems, Inc. (a)	15,967	155,678
Concur Technologies, Inc. (a)(b)	6,130	339,909
Factset Research Systems, Inc. (b)	6,102	639,063
Fair Isaac Corp. (b)	1,900	60,059
Informatica Corp. (a)	12,454	650,472
Mentor Graphics Corp. (a)	4,900	71,687
MICROS Systems, Inc. (a)	10,616	524,749
Parametric Technology Corp. (a)	7,770	174,747
Quest Software, Inc. (a)	8,272	210,026
Rovi Corp. (a)	14,902	799,492
Solera Holdings, Inc.	9,317	476,099
Synopsys, Inc. (a)	10,500	290,325
TIBCO Software, Inc. (a)	21,687	590,971

		5,900,378

SPECIALTY RETAIL — 5.9%
Advance Auto Parts, Inc.	10,500	689,010
Aeropostale, Inc. (a)	11,609	282,331
American Eagle Outfitters, Inc.	10,900	173,201
ANN, Inc. (a)	7,100	206,681
Ascena Retail Group, Inc. (a)(b)	9,100	294,931
Chico’s FAS, Inc.	23,387	348,466
Dick’s Sporting Goods, Inc. (a)	11,669	466,527
Guess?, Inc.	8,342	328,258
PetSmart, Inc.	15,517	635,421
Tractor Supply Co.	9,542	571,184
Williams-Sonoma, Inc.	13,800	558,900

		4,554,910

TEXTILES, APPAREL & LUXURY GOODS — 3.2%
Deckers Outdoor Corp. (a)(b)	5,100	439,365
Fossil, Inc. (a)	6,697	627,174
Hanesbrands, Inc. (a)	4,500	121,680
Phillips-Van Heusen Corp.	8,800	572,264
The Timberland Co. (Class A) (a)	2,500	103,225
The Warnaco Group, Inc. (a)(b)	5,700	325,983
Under Armour, Inc. (Class A) (a)	4,600	313,030

		2,502,721

TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. (Class A)	3,362	230,196

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

United Rentals, Inc. (a)(b)	3,200	$106,496
Watsco, Inc.	1,300	90,623

		427,315

WATER UTILITIES — 0.3%
Aqua America, Inc.	9,300	212,877

TOTAL COMMON STOCKS —
(Cost $71,419,995)		77,668,481

SHORT TERM INVESTMENTS — 10.2%
MONEY MARKET FUNDS — 10.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,751,255	7,751,255
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	140,282	140,282

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,891,537)		7,891,537

TOTAL INVESTMENTS — 110.0% (f)
(Cost $79,311,532)		85,560,018
OTHER ASSETS & LIABILITIES — (10.0)%		(7,745,442)

NET ASSETS — 100.0%		$77,814,576

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of theFund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Alliant Techsystems, Inc. (a)	1,432	$101,199
Huntington Ingalls Industries, Inc. (b)	800	33,200

		134,399

AIRLINES — 0.5%
AirTran Holdings, Inc. (a)(b)	5,848	43,568
Alaska Air Group, Inc. (b)	627	39,764
JetBlue Airways Corp. (a)(b)	8,629	54,104

		137,436

AUTO COMPONENTS — 0.6%
BorgWarner, Inc. (a)(b)	1,977	157,547

AUTOMOBILES — 0.2%
Thor Industries, Inc. (a)	1,796	59,933

BIOTECHNOLOGY — 0.8%
Vertex Pharmaceuticals, Inc. (b)	4,641	222,443

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	1,134	59,626

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc. (b)	959	104,886
Apollo Investment Corp. (a)	8,361	100,833
Eaton Vance Corp. (a)	1,978	63,771
Greenhill & Co., Inc. (a)	574	37,763
Jefferies Group, Inc. (a)	3,519	87,764
Raymond James Financial, Inc. (a)	4,324	165,350
SEI Investments Co.	3,182	75,986

		636,353

CHEMICALS — 3.8%
Ashland, Inc.	3,410	196,962
Cabot Corp.	2,825	130,769
Cytec Industries, Inc.	2,166	117,765
Minerals Technologies, Inc. (a)	811	55,570
Olin Corp. (a)	3,417	78,318
RPM International, Inc. (a)	5,650	134,075
Sensient Technologies Corp. (a)	2,161	77,450
The Scotts Miracle-Gro Co. (Class A)	964	55,767
Valspar Corp. (a)	4,109	160,662

		1,007,338

COMMERCIAL BANKS — 6.3%
Associated Banc-Corp. (a)	7,456	110,722
BancorpSouth, Inc. (a)	3,146	48,606
Bank of Hawaii Corp. (a)	1,352	64,653
Cathay General Bancorp (a)	3,322	56,640
City National Corp. (a)	2,011	114,727
Commerce Bancshares, Inc.	3,367	136,161
Cullen/Frost Bankers, Inc. (a)	2,664	157,229
East West Bancorp, Inc.	6,387	140,258
FirstMerit Corp. (a)	4,785	81,632
Fulton Financial Corp. (a)	8,488	94,302
International Bancshares Corp. (a)	2,246	41,192
PacWest Bancorp (a)	1,348	29,319
Prosperity Bancshares, Inc. (a)	2,002	85,625
SVB Financial Group (a)(b)	1,169	66,551
Synovus Financial Corp. (a)	33,619	80,686
TCF Financial Corp. (a)	6,728	106,706
Trustmark Corp. (a)	2,426	56,817
Valley National Bancorp (a)	6,883	96,087
Webster Financial Corp. (a)	3,147	67,440
Westamerica Bancorporation (a)	707	36,319

		1,671,672

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)(b)	583	57,519
Corrections Corp. of America (b)	2,072	50,557
Deluxe Corp. (a)	1,349	35,802
Herman Miller, Inc. (a)	1,524	41,895
HNI Corp. (a)	1,983	62,584
Mine Safety Appliances Co.	1,351	49,541
The Brink’s Co.	1,977	65,458
Waste Connections, Inc. (a)	2,073	59,682

		423,038

COMMUNICATIONS EQUIPMENT — 0.3%
Ciena Corp. (b)	2,070	53,737
Plantronics, Inc. (a)	717	26,257

		79,994

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (a)	2,890	102,479
NCR Corp. (b)	6,833	128,734

		231,213

CONSTRUCTION & ENGINEERING — 2.7%
Aecom Technology Corp. (a)(b)	5,129	142,227
Granite Construction, Inc. (a)	1,436	40,352
KBR, Inc.	6,491	245,165
The Shaw Group, Inc. (b)	3,691	130,698
URS Corp. (b)	3,451	158,919

		717,361

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc. (a)	1,295	116,123

CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc.	1,348	67,575
Greif, Inc. (Class A)	1,371	89,677
Packaging Corp. of America	2,234	64,540
Rock-Tenn Co. (Class A) (a)	756	52,429
Silgan Holdings, Inc. (a)	1,048	39,971
Sonoco Products Co. (a)	4,301	155,825
Temple-Inland, Inc. (a)	4,601	107,664

		577,681

DIVERSIFIED CONSUMER SERVICES — 0.8%
Career Education Corp. (b)	2,657	60,367
Matthews International Corp. (Class A) (a)	1,258	48,496
Regis Corp. (a)	2,423	42,984
Service Corp. International	5,013	55,444

		207,291

ELECTRIC UTILITIES — 3.0%
Cleco Corp. (a)	2,604	89,291
DPL, Inc. (a)	2,652	72,691
Great Plains Energy, Inc. (a)	5,837	116,857
Hawaiian Electric Industries, Inc. (a)	4,042	100,242
IDACORP, Inc. (a)	2,095	79,819
NV Energy, Inc.	10,131	150,851
PNM Resources, Inc. (a)	3,683	54,950
Westar Energy, Inc.	4,919	129,960

		794,661

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	1,176	$68,784
AMETEK, Inc.	2,565	112,527
Hubbell, Inc. (Class B)	1,216	86,372
Regal-Beloit Corp. (a)	990	73,092
Thomas & Betts Corp. (b)	835	49,657

		390,432

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (b)	4,960	207,725
Avnet, Inc. (b)	6,529	222,574
Ingram Micro, Inc. (Class A) (b)	6,845	143,950
Itron, Inc. (b)	542	30,591
National Instruments Corp. (a)	1,751	57,364
Tech Data Corp. (a)(b)	2,012	102,330
Trimble Navigation, Ltd. (a)(b)	1,986	100,372
Vishay Intertechnology, Inc. (a)(b)	2,966	52,617

		917,523

ENERGY EQUIPMENT & SERVICES — 3.4%
Exterran Holdings, Inc. (a)(b)	2,696	63,976
Helix Energy Solutions Group, Inc. (a)(b)	4,492	77,262
Patterson-UTI Energy, Inc.	6,642	195,208
Pride International, Inc. (b)	7,603	326,549
Tidewater, Inc. (a)	2,203	131,850
Unit Corp. (b)	1,704	105,563

		900,408

FOOD & STAPLES RETAILING — 0.7%
BJ’s Wholesale Club, Inc. (a)(b)	2,357	115,069
Ruddick Corp. (a)	1,891	72,973

		188,042

FOOD PRODUCTS — 1.9%
Corn Products International, Inc. (a)	1,462	75,761
Flowers Foods, Inc. (a)	1,529	41,635
Lancaster Colony Corp. (a)	374	22,665
Ralcorp Holdings, Inc. (b)	2,372	162,316
Smithfield Foods, Inc. (a)(b)	7,156	172,173
Tootsie Roll Industries, Inc. (a)	603	17,088

		491,638

GAS UTILITIES — 3.7%
AGL Resources, Inc.	3,373	134,380
Atmos Energy Corp.	3,891	132,683
Energen Corp.	3,109	196,240
National Fuel Gas Co. (a)	1,714	126,836
Questar Corp.	7,532	131,434
UGI Corp.	4,832	158,973
WGL Holdings, Inc. (a)	2,174	84,786

		965,332

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Beckman Coulter, Inc.	1,760	146,203
Hill-Rom Holdings, Inc.	1,628	61,831
Hologic, Inc. (b)	7,374	163,703
Immucor, Inc. (a)(b)	1,165	23,044
Masimo Corp. (a)(b)	987	32,670
STERIS Corp. (a)	1,319	45,558
Teleflex, Inc. (a)	1,758	101,929

		574,938

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Community Health Systems, Inc. (b)	4,002	160,040
Health Net, Inc. (b)	3,993	130,571
Henry Schein, Inc. (a)(b)	1,824	127,990
Kindred Healthcare, Inc. (b)	1,710	40,835
LifePoint Hospitals, Inc. (a)(b)	2,221	89,240
Omnicare, Inc.	4,981	149,380
Owens & Minor, Inc. (a)	2,791	90,652
VCA Antech, Inc. (a)(b)	1,892	47,640
WellCare Health Plans, Inc. (a)(b)	900	37,755

		874,103

HOTELS, RESTAURANTS & LEISURE — 0.9%
Bob Evans Farms, Inc. (a)	1,358	44,271
Boyd Gaming Corp. (a)(b)	2,430	22,769
Brinker International, Inc. (a)	1,946	49,234
International Speedway Corp. (Class A) (a)	1,259	37,518
Scientific Games Corp. (Class A) (a)(b)	2,696	23,563
Wendy’s/Arby’s Group, Inc. (Class A) (a)	13,750	69,162

		246,517

HOUSEHOLD DURABLES — 2.3%
American Greetings Corp. (Class A) (a)	1,707	40,285
KB HOME (a)	3,052	37,967
M.D.C. Holdings, Inc. (a)	1,618	41,016
Mohawk Industries, Inc. (a)(b)	2,429	148,533
NVR, Inc. (a)(b)	254	192,024
Ryland Group, Inc. (a)	1,888	30,019
Toll Brothers, Inc. (a)(b)	6,181	122,199

		612,043

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc. (a)	1,529	121,311
Energizer Holdings, Inc. (a)(b)	1,762	125,384

		246,695

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc. (a)	2,637	117,478

INSURANCE — 7.3%
American Financial Group, Inc.	3,274	114,655
Arthur J. Gallagher & Co. (a)	2,635	80,130
Aspen Insurance Holdings, Ltd. (a)	1,693	46,659
Brown & Brown, Inc.	2,696	69,557
Everest Re Group, Ltd.	2,349	207,135
Fidelity National Financial, Inc. (Class A) (a)	9,771	138,064
First American Financial Corp. (a)	4,486	74,019
HCC Insurance Holdings, Inc.	4,969	155,579
Mercury General Corp. (a)	1,531	59,908
Old Republic International Corp. (a)	11,137	141,329
Protective Life Corp.	3,687	97,890
Reinsurance Group of America, Inc. (a)	3,370	211,569
StanCorp Financial Group, Inc. (a)	1,990	91,779
The Hanover Insurance Group, Inc. (a)	1,941	87,830
Transatlantic Holdings, Inc.	2,667	129,803
Unitrin, Inc.	2,160	66,701
W.R. Berkley Corp. (a)	5,012	161,436

		1,934,043

INTERNET SOFTWARE & SERVICES — 0.4%
AOL, Inc. (a)(b)	4,616	90,151

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ValueClick, Inc. (a)(b)	1,164	$16,831

		106,982

IT SERVICES — 1.3%
Acxiom Corp. (a)(b)	1,884	27,035
Broadridge Financial Solutions, Inc.	2,634	59,765
Convergys Corp. (b)	5,213	74,859
CoreLogic, Inc. (b)	4,466	82,621
DST Systems, Inc.	764	40,355
ManTech International Corp. (Class A) (b)	447	18,953
SRA International, Inc. (Class A) (b)	1,794	50,878

		354,466

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Eastman Kodak Co. (a)(b)	11,505	37,161

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (b)	361	43,371
Charles River Laboratories International, Inc. (b)	1,347	51,698
Covance, Inc. (a)(b)	1,163	63,639
Pharmaceutical Product Development, Inc.	3,051	84,543
Techne Corp. (a)	675	48,330

		291,581

MACHINERY — 5.9%
AGCO Corp. (b)	1,963	107,906
Crane Co.	821	39,761
Donaldson Co., Inc. (a)	1,531	93,835
Graco, Inc. (a)	1,371	62,367
Harsco Corp. (a)	3,438	121,327
IDEX Corp.	1,544	67,396
Kennametal, Inc. (a)	2,419	94,341
Lincoln Electric Holdings, Inc. (a)	1,168	88,674
Nordson Corp. (a)	631	72,603
Oshkosh Corp. (a)(b)	1,753	62,021
Pentair, Inc. (a)	4,273	161,477
SPX Corp.	1,129	89,631
Terex Corp. (a)(b)	4,676	173,199
Timken Co.	1,802	94,245
Trinity Industries, Inc.	3,416	125,265
Valmont Industries, Inc.	306	31,937
Wabtec Corp. (a)	869	58,944

		1,544,929

MARINE — 0.5%
Alexander & Baldwin, Inc. (a)	1,801	82,216
Kirby Corp. (b)	987	56,545

		138,761

MEDIA — 0.6%
Harte-Hanks, Inc. (a)	1,713	20,385
John Wiley & Sons, Inc. (Class A) (a)	811	41,231
Meredith Corp. (a)	898	30,460
Scholastic Corp.	986	26,661
The New York Times Co. (Class A) (a)(b)	5,031	47,644

		166,381

METALS & MINING — 2.1%
Carpenter Technology Corp. (a)	1,167	49,843
Commercial Metals Co. (a)	4,875	84,191
Reliance Steel & Aluminum Co. (a)	3,241	187,265
Steel Dynamics, Inc. (a)	9,355	175,593
Worthington Industries, Inc. (a)	2,333	48,806

		545,698

MULTI-UTILITIES — 3.5%
Alliant Energy Corp.	4,798	186,786
Black Hills Corp. (a)	805	26,919
MDU Resources Group, Inc. (a)	8,129	186,723
NSTAR (a)	4,462	206,457
OGE Energy Corp.	4,220	213,363
Vectren Corp. (a)	3,529	95,989

		916,237

MULTILINE RETAIL — 0.4%
99 Cents Only Stores (a)(b)	987	19,345
Saks, Inc. (a)(b)	6,925	78,322

		97,667

OIL, GAS & CONSUMABLE FUELS — 4.4%
Arch Coal, Inc. (a)	3,777	136,123
Cimarex Energy Co. (a)	1,549	178,507
Comstock Resources, Inc. (a)(b)	2,072	64,108
Forest Oil Corp. (a)(b)	2,789	105,508
Frontier Oil Corp.	4,591	134,608
Overseas Shipholding Group, Inc. (a)	1,171	37,636
Patriot Coal Corp. (b)	2,007	51,841
Plains Exploration & Production Co. (b)	6,025	218,286
SM Energy Co. (a)	1,172	86,950
Southern Union Co. (a)	5,354	153,231

		1,166,798

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a)(b)	5,665	59,482

PERSONAL PRODUCTS — 0.2%
Alberto-Culver Co.	1,659	61,831

PROFESSIONAL SERVICES — 1.5%
FTI Consulting, Inc. (a)(b)	984	37,717
Korn/Ferry International (a)(b)	1,977	44,028
Manpower, Inc. (a)	3,557	223,664
The Corporate Executive Board Co. (a)	631	25,473
Towers Watson & Co. (Class A)	1,169	64,833

		395,715

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Alexandria Real Estate Equities, Inc.	1,413	110,172
AMB Property Corp. (a)	4,800	172,656
BRE Properties, Inc. (a)	1,408	66,429
Camden Property Trust (a)	1,522	86,480
Cousins Properties, Inc. (a)	4,402	36,757
Duke Realty Corp.	7,072	99,079
Equity One, Inc. (a)	1,978	37,127
Essex Property Trust, Inc. (a)	666	82,584
Federal Realty Investment Trust (a)	1,214	99,014
Highwoods Properties, Inc. (a)	1,810	63,368
Hospitality Properties Trust	5,301	122,718
Liberty Property Trust (a)	3,013	99,128
Mack-Cali Realty Corp. (a)	2,501	84,784
Nationwide Health Properties, Inc.	2,346	99,775
OMEGA Healthcare Investors, Inc. (a)	2,023	45,194
Potlatch Corp. (a)	1,171	47,074
Rayonier, Inc.	1,790	111,535
Realty Income Corp. (a)	1,985	69,376

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Regency Centers Corp. (a)	2,057	$89,438
Senior Housing Properties Trust	3,366	77,553
Taubman Centers, Inc. (a)	632	33,862
UDR, Inc. (a)	4,201	102,378
Weingarten Realty Investors (a)	3,450	86,457

		1,922,938

ROAD & RAIL — 1.6%
Con-way, Inc.	2,336	91,781
J.B. Hunt Transport Services, Inc. (a)	1,799	81,711
Kansas City Southern (a)(b)	2,428	132,205
Landstar System, Inc. (a)	1,349	61,622
Werner Enterprises, Inc. (a)	1,857	49,155

		416,474

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Fairchild Semiconductor International, Inc. (b)	2,244	40,841
Integrated Device Technology, Inc. (a)(b)	6,561	48,355
International Rectifier Corp. (b)	1,620	53,557
Intersil Corp. (Class A) (a)	5,301	65,997
Lam Research Corp. (b)	2,610	147,883
Varian Semiconductor Equipment Associates, Inc. (a)(b)	1,600	77,872

		434,505

SOFTWARE — 1.1%
Cadence Design Systems, Inc. (a)(b)	6,205	60,498
Fair Isaac Corp. (a)	1,077	34,044
Mentor Graphics Corp. (a)(b)	3,057	44,724
Parametric Technology Corp. (b)	2,522	56,720
Synopsys, Inc. (a)(b)	3,029	83,752

		279,738

SPECIALTY RETAIL — 2.0%
Aaron’s, Inc.	3,149	79,859
American Eagle Outfitters, Inc.	4,814	76,494
Barnes & Noble, Inc. (a)	1,711	15,724
Collective Brands, Inc. (b)	2,690	58,050
Foot Locker, Inc. (a)	6,714	132,400
Office Depot, Inc. (b)	11,866	54,940
Rent-A-Center, Inc.	2,791	97,434

		514,901

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. (a)(b)	2,671	72,224
The Timberland Co. (Class A) (a)(b)	807	33,321

		105,545

THRIFTS & MORTGAGE FINANCE — 2.5%
Astoria Financial Corp. (a)	3,504	50,352
First Niagara Financial Group, Inc. (a)	9,160	124,393
New York Community Bancorp, Inc. (a)	18,856	325,455
NewAlliance Bancshares, Inc. (a)	4,494	66,691
Washington Federal, Inc. (a)	4,822	83,613

		650,504

TOBACCO — 0.2%
Universal Corp. (a)	964	41,973

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (a)	1,977	76,431
MSC Industrial Direct Co., Inc. (Class A) (a)	808	55,324
United Rentals, Inc. (a)(b)	1,528	50,852
Watsco, Inc. (a)	772	53,816

		236,423

WATER UTILITIES — 0.3%
Aqua America, Inc.	2,982	68,258

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Telephone & Data Systems, Inc. (a)	3,952	133,182

TOTAL COMMON STOCKS —
(Cost $23,576,770)		26,381,431

SHORT TERM INVESTMENTS — 28.2%
MONEY MARKET FUNDS — 28.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,423,974	7,423,974
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	19,507	19,507

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,443,481)		7,443,481

TOTAL INVESTMENTS — 128.0% (f)
(Cost $31,020,251)		33,824,912
OTHER ASSETS & LIABILITIES — (28.0)%		(7,408,473)

NET ASSETS — 100.0%		$26,416,439

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 3.1%
AAR Corp. (a)(b)	5,926	$164,269
Aerovironment, Inc. (a)(b)	2,227	77,878
American Science & Engineering, Inc. (a)	1,339	123,670
Ceradyne, Inc. (a)(b)	3,733	168,284
Cubic Corp.	2,425	139,438
Curtiss-Wright Corp. (a)	6,989	245,593
Esterline Technologies Corp. (a)(b)	4,610	326,019
GenCorp, Inc. (a)(b)	8,877	53,084
Moog, Inc. (Class A) (b)	6,861	314,989
National Presto Industries, Inc. (a)	788	88,792
Orbital Sciences Corp. (a)(b)	8,855	167,537
Teledyne Technologies, Inc. (a)(b)	5,554	287,197
Triumph Group, Inc. (a)	2,458	217,410

		2,374,160

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a)	4,423	135,476
HUB Group, Inc. (Class A) (b)	5,641	204,148

		339,624

AIRLINES — 0.3%
Allegiant Travel Co. (a)	2,241	98,178
SkyWest, Inc. (a)	8,249	139,573

		237,751

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)	2,909	64,958
Spartan Motors, Inc. (a)	4,866	33,381
Standard Motor Products, Inc.	2,899	40,093
Superior Industries International, Inc. (a)	3,475	89,099

		227,531

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	4,349	58,146

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	1,348	124,852

BIOTECHNOLOGY — 1.2%
ArQule, Inc. (a)(b)	6,603	47,278
Cubist Pharmaceuticals, Inc. (a)(b)	8,947	225,822
Emergent Biosolutions, Inc. (a)(b)	3,257	78,689
Regeneron Pharmaceuticals, Inc. (a)(b)	11,113	499,418
Savient Pharmaceuticals, Inc. (b)	10,693	113,346

		964,553

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp. (a)	5,035	223,252
AAON, Inc. (a)	1,809	59,516
Apogee Enterprises, Inc. (a)	4,199	55,385
Gibraltar Industries, Inc. (a)(b)	4,507	53,768
Griffon Corp. (a)(b)	7,017	92,133
NCI Building Systems, Inc. (a)(b)	2,545	32,245
Quanex Building Products Corp. (a)	5,608	110,085
Simpson Manufacturing Co., Inc. (a)	5,986	176,348
Universal Forest Products, Inc. (a)	2,923	107,128

		909,860

CAPITAL MARKETS — 1.2%
Investment Technology Group, Inc. (b)	6,241	113,524
LaBranche & Cos., Inc. (a)(b)	5,373	21,116
optionsXpress Holdings, Inc.	6,380	116,818
Piper Jaffray Co., Inc. (a)(b)	2,189	90,690
Prospect Capital Corp. (a)	13,303	162,429
Stifel Financial Corp. (a)(b)	5,129	368,211
SWS Group, Inc. (a)	4,344	26,368
TradeStation Group, Inc. (a)(b)	5,982	41,994

		941,150

CHEMICALS — 2.2%
A. Schulman, Inc. (a)	4,747	117,346
American Vanguard Corp. (a)	3,214	27,898
Arch Chemicals, Inc. (a)	3,745	155,755
Balchem Corp. (a)	4,289	160,923
Calgon Carbon Corp. (a)(b)	8,478	134,631
H.B. Fuller Co.	7,391	158,759
Koppers Holdings, Inc.	3,100	132,323
LSB Industries, Inc. (a)(b)	2,422	96,008
OM Group, Inc. (a)(b)	4,626	169,034
PolyOne Corp. (a)	14,228	202,180
Quaker Chemical Corp. (a)	1,734	69,655
Stepan Co. (a)	1,169	84,752
STR Holdings, Inc. (a)(b)	6,144	117,842
Zep, Inc.	3,218	56,025

		1,683,131

COMMERCIAL BANKS — 5.6%
Bank of the Ozarks, Inc. (a)	2,026	88,556
Boston Private Financial Holdings, Inc. (a)	11,432	80,824
City Holding Co. (a)	2,312	81,752
Columbia Banking System, Inc. (a)	5,909	113,275
Community Bank System, Inc. (a)	4,996	121,253
First BanCorp- Puerto Rico (a)(b)	3,191	15,955
First Commonwealth Financial Corp. (a)	14,183	97,154
First Financial Bancorp. (a)	8,708	145,336
First Financial Bankshares, Inc. (a)	3,213	165,052
First Midwest Bancorp, Inc. (a)	11,253	132,673
Glacier Bancorp, Inc. (a)	10,771	162,104
Hancock Holding Co. (a)	5,194	170,571
Hanmi Financial Corp. (a)(b)	22,694	28,141
Home Bancshares, Inc. (a)	3,296	74,984
Independent Bank Corp.- Massachusetts (a)	3,221	86,999
Nara Bancorp, Inc. (a)(b)	5,646	54,314
National Penn Bancshares, Inc. (a)	18,339	141,944
NBT Bancorp, Inc. (a)	5,200	118,508
Old National Bancorp (a)	14,134	151,516
Pinnacle Financial Partners, Inc. (a)(b)	5,066	83,792
PrivateBancorp, Inc. (a)	8,731	133,497
S&T Bancorp, Inc. (a)	3,681	79,399
Signature Bank (a)(b)	6,172	348,101
Simmons First National Corp. (a)	2,548	69,025
Sterling Bancorp (a)	4,588	45,926
Sterling Bancshares, Inc.	15,283	131,587
Susquehanna Bancshares, Inc. (a)	19,448	181,839
Texas Capital Bancshares, Inc. (a)(b)	5,521	143,491
Tompkins Financial Corp. (a)	1,277	53,059
UMB Financial Corp. (a)	4,557	170,227
Umpqua Holdings Corp. (a)	17,187	196,619

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

United Bankshares, Inc.	5,763	$152,835
United Community Banks, Inc. (a)(b)	14,157	33,552
Whitney Holding Corp. (a)	14,467	197,040
Wilmington Trust Corp. (a)	13,759	62,191
Wilshire Bancorp, Inc. (a)(b)	2,942	14,416
Wintrust Financial Corp. (a)	5,309	195,106

		4,322,613

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc. (a)	7,196	182,706
Consolidated Graphics, Inc. (a)(b)	1,568	85,660
G & K Services, Inc. (Class A) (a)	2,783	92,535
Healthcare Services Group, Inc. (a)	10,029	176,310
Interface, Inc. (Class A) (a)	9,595	177,411
Mobile Mini, Inc. (a)(b)	5,539	133,047
Sykes Enterprises, Inc. (a)(b)	6,128	121,151
Tetra Tech, Inc. (a)(b)	9,381	231,617
The Geo Group, Inc. (b)	9,711	248,990
The Standard Register Co. (a)	1,861	6,178
UniFirst Corp.	2,207	116,993
United Stationers, Inc. (a)	3,495	248,320
Viad Corp.	3,036	72,682

		1,893,600

COMMUNICATIONS EQUIPMENT — 2.1%
Arris Group, Inc. (a)(b)	18,514	235,868
Bel Fuse, Inc. (Class B) (a)	1,742	38,342
Black Box Corp. (a)	2,632	92,515
Blue Coat Systems, Inc. (a)(b)	6,497	182,956
Comtech Telecommunications Corp. (a)	4,090	111,166
DG Fastchannel, Inc. (a)(b)	3,615	116,475
Digi International, Inc. (a)(b)	3,729	39,378
EMS Technologies, Inc. (b)	2,318	45,560
Harmonic, Inc. (a)(b)	14,949	140,222
Netgear, Inc. (a)(b)	5,511	178,777
Network Equipment Technologies, Inc. (a)(b)	4,515	17,022
Oplink Communications, Inc. (a)(b)	2,931	57,125
PC-Tel, Inc. (a)(b)	2,778	21,307
Symmetricom, Inc. (a)(b)	6,463	39,618
Tekelec (b)	10,307	83,693
Tollgrade Communications, Inc. (b)	1,614	16,269
ViaSat, Inc. (a)(b)	6,305	251,191

		1,667,484

COMPUTERS & PERIPHERALS — 0.8%
Avid Technology, Inc. (a)(b)	4,357	97,161
Hutchinson Technology, Inc. (a)(b)	3,478	9,808
Intermec, Inc. (a)(b)	7,175	77,418
Intevac, Inc. (a)(b)	3,389	42,125
Novatel Wireless, Inc. (a)(b)	4,778	26,088
Stratasys, Inc. (b)	3,162	148,614
Super Micro Computer, Inc. (b)	3,763	60,359
Synaptics, Inc. (b)	5,087	137,451

		599,024

CONSTRUCTION & ENGINEERING — 0.9%
Comfort Systems USA, Inc.	5,634	79,270
Dycom Industries, Inc. (b)	5,279	91,538
EMCOR Group, Inc. (b)	10,049	311,218
Insituform Technologies, Inc. (Class A) (a)(b)	5,938	158,841
Orion Marine Group, Inc. (a)(b)	3,986	42,810

		683,677

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	6,670	201,834
Headwaters, Inc. (a)(b)	9,024	53,242
Texas Industries, Inc. (a)	4,184	189,242

		444,318

CONSUMER FINANCE — 1.0%
Cash America International, Inc. (a)	4,497	207,087
Ezcorp, Inc. (b)	7,466	234,357
First Cash Financial Services, Inc. (a)(b)	4,678	180,571
World Acceptance Corp. (a)(b)	2,359	153,807

		775,822

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc. (a)	5,313	52,758

DISTRIBUTORS — 0.3%
Audiovox Corp. (Class A) (a)(b)	2,749	21,992
Pool Corp. (a)	7,488	180,536

		202,528

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	2,761	111,682
Capella Education Co. (a)(b)	2,502	124,575
Coinstar, Inc. (a)(b)	4,813	221,013
Corinthian Colleges, Inc. (a)(b)	12,627	55,811
Hillenbrand, Inc. (a)	9,379	201,649
Pre-Paid Legal Services, Inc. (b)	1,487	98,142
Universal Technical Institute, Inc. (a)	3,136	60,995

		873,867

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	6,328	100,552
Portfolio Recovery Associates, Inc. (a)(b)	2,537	215,975

		316,527

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc. (a)	1,334	49,612
Cbeyond, Inc. (a)(b)	4,647	54,231
Cincinnati Bell, Inc. (a)(b)	30,252	81,075
General Communication, Inc. (Class A) (a)(b)	5,794	63,386
Neutral Tandem, Inc. (b)	4,916	72,511

		320,815

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc. (a)	4,726	184,172
Central Vermont Public Service Corp. (a)	1,985	46,231
El Paso Electric Co. (a)(b)	6,364	193,466
UIL Holdings Corp. (a)	7,588	231,586
Unisource Energy Corp. (a)	5,526	199,654

		855,109

ELECTRICAL EQUIPMENT — 1.3%
AZZ, Inc. (a)	1,921	87,598
Belden CDT, Inc.	7,089	266,192
Brady Corp. (Class A) (a)	7,946	283,593

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Encore Wire Corp. (a)	2,883	$70,172
II-VI, Inc. (a)(b)	3,820	190,045
Powell Industries, Inc. (a)(b)	1,362	53,717
Vicor Corp. (a)	2,911	48,002

		999,319

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)(b)	2,902	16,657
Anixter International, Inc. (a)	4,257	297,522
Benchmark Electronics, Inc. (b)	9,282	176,079
Brightpoint, Inc. (b)	10,118	109,679
Checkpoint Systems, Inc. (a)(b)	5,948	133,711
Cognex Corp.	6,171	174,331
CTS Corp. (a)	5,131	55,415
Daktronics, Inc. (a)	5,306	57,039
DTS Inc. (a)(b)	2,598	121,145
Electro Scientific Industries, Inc. (b)	3,616	62,774
FARO Technologies, Inc. (a)(b)	2,475	99,000
Gerber Scientific, Inc. (a)(b)	3,814	35,699
Insight Enterprises, Inc. (a)(b)	6,938	118,154
Littelfuse, Inc.	3,440	196,424
LoJack Corp. (b)	2,775	13,015
Mercury Computer System, Inc. (a)(b)	4,545	96,172
Methode Electronics, Inc. (Class A) (a)	5,533	66,839
MTS Systems Corp.	2,333	106,268
Newport Corp. (a)(b)	5,485	97,798
OSI Systems, Inc. (b)	2,875	107,899
Park Electrochemical Corp. (a)	3,108	100,233
Plexus Corp. (a)(b)	6,064	212,604
Pulse Electronics Corp.	6,192	37,462
RadiSys Corp. (b)	3,598	31,159
Rofin-Sinar Technologies, Inc. (a)(b)	4,349	171,785
Rogers Corp. (a)(b)	2,437	109,811
Scansource, Inc. (a)(b)	4,082	155,075
SYNNEX Corp. (a)(b)	3,569	116,813
TTM Technologies, Inc. (a)(b)	6,501	118,058

		3,194,620

ENERGY EQUIPMENT & SERVICES — 3.7%
Basic Energy Services, Inc. (a)(b)	3,448	87,959
Bristow Group, Inc. (b)	5,493	259,819
CARBO Ceramics, Inc. (a)	2,830	399,370
Gulf Island Fabrication, Inc. (a)	2,144	68,973
Hornbeck Offshore Services, Inc. (a)(b)	3,541	109,240
ION Geophysical Corp. (a)(b)	23,073	292,796
Lufkin Industries, Inc. (a)	4,669	436,411
Matrix Service Co. (a)(b)	3,918	54,460
Oil States International, Inc. (b)	7,626	580,644
Pioneer Drilling Co. (a)(b)	8,069	111,352
SEACOR Holdings, Inc. (a)	3,187	294,670
Tetra Technologies, Inc. (a)(b)	11,581	178,347

		2,874,041

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc. (a)	5,736	223,704
Nash Finch Co. (a)	1,817	68,937
Spartan Stores, Inc. (a)	3,372	49,872
The Andersons, Inc. (a)	2,838	138,267
United Natural Foods, Inc. (a)(b)	7,316	327,903

		808,683

FOOD PRODUCTS — 2.1%
B&G Foods, Inc. (a)	7,300	137,021
Cal-Maine Foods, Inc. (a)	1,999	58,970
Calavo Growers, Inc. (a)	1,825	39,876
Darling International, Inc. (a)(b)	17,478	268,637
Diamond Foods, Inc.	3,327	185,647
Hain Celestial Group, Inc. (a)(b)	6,437	207,786
J&J Snack Foods Corp. (a)	2,140	100,730
Sanderson Farms, Inc. (a)	2,878	132,158
Seneca Foods Corp. (a)(b)	1,343	40,115
Snyders-Lance, Inc. (a)	7,084	140,617
TreeHouse Foods, Inc. (a)(b)	5,357	304,653

		1,616,210

GAS UTILITIES — 1.8%
Laclede Group, Inc. (a)	3,360	128,016
New Jersey Resources Corp. (a)	6,264	269,039
Northwest Natural Gas Co. (a)	4,076	188,026
Piedmont Natural Gas Co., Inc.	10,905	330,967
South Jersey Industries, Inc. (a)	4,559	255,167
Southwest Gas Corp. (a)	6,858	267,256

		1,438,471

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abaxis, Inc. (a)(b)	3,346	96,499
Align Technology, Inc. (b)	10,384	212,664
American Medical Systems Holdings, Inc. (a)(b)	11,507	249,012
Analogic Corp. (a)	1,940	109,707
Cantel Medical Corp. (a)	1,883	48,487
CONMED Corp. (a)(b)	4,228	111,112
CryoLife, Inc. (a)(b)	4,258	25,974
Cyberonics, Inc. (a)(b)	3,663	116,520
Greatbatch, Inc. (a)(b)	3,519	93,113
Haemonetics Corp. (a)(b)	3,791	248,462
ICU Medical, Inc. (a)(b)	1,848	80,905
Integra LifeSciences Holdings Corp. (b)	3,146	149,183
Invacare Corp.	4,828	150,247
Kensey Nash Corp. (a)(b)	1,311	32,657
Meridian Bioscience, Inc. (a)	6,105	146,459
Merit Medical Systems, Inc. (a)(b)	4,218	82,757
Natus Medical, Inc. (a)(b)	4,355	73,164
Neogen Corp. (a)(b)	3,443	142,471
Palomar Medical Technologies, Inc. (a)(b)	2,759	40,971
SurModics, Inc. (a)(b)	2,640	33,000
Symmetry Medical, Inc. (b)	5,345	52,381
West Pharmaceutical Services, Inc. (a)	5,045	225,865
Zoll Medical Corp. (a)(b)	3,311	148,366

		2,669,976

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Air Methods Corp. (a)(b)	1,728	116,208
Almost Family, Inc. (a)(b)	1,296	48,781
Amedisys, Inc. (a)(b)	4,453	155,855
AMERIGROUP Corp. (a)(b)	7,515	482,839
AMN Healthcare Services, Inc. (a)(b)	5,890	51,007
AmSurg Corp. (a)(b)	4,784	121,705

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Bio-Reference Laboratories, Inc. (a)(b)	3,650	$81,906
Catalyst Health Solutions, Inc. (a)(b)	5,892	329,539
Centene Corp. (a)(b)	7,472	246,426
Chemed Corp. (a)	3,234	215,417
Corvel Corp. (a)(b)	1,017	54,084
Cross Country Healthcare, Inc. (b)	4,679	36,637
Gentiva Health Services, Inc. (b)	4,456	124,902
Hanger Orthopedic Group, Inc. (a)(b)	5,034	131,035
Healthspring, Inc. (a)(b)	9,868	368,767
Healthways, Inc. (a)(b)	5,143	79,048
HMS Holdings Corp. (b)	4,216	345,080
IPC The Hospitalist Co. (a)(b)	2,500	113,525
Landauer, Inc. (a)	1,433	88,158
LCA-Vision, Inc. (b)	2,784	18,792
LHC Group, Inc. (a)(b)	2,333	69,990
Magellan Health Services, Inc. (b)	5,028	246,774
Medcath Corp. (a)(b)	3,107	43,343
Molina Healthcare, Inc. (b)	2,624	104,960
MWI Veterinary Supply, Inc. (a)(b)	1,883	151,920
PharMerica Corp. (a)(b)	4,397	50,302
PSS World Medical, Inc. (a)(b)	8,344	226,540
RehabCare Group, Inc. (b)	3,731	137,562
The Ensign Group, Inc. (a)	2,006	64,052

		4,305,154

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc.	1,644	105,676
Omnicell, Inc. (a)(b)	4,951	75,453

		181,129

HOTELS, RESTAURANTS & LEISURE — 2.9%
Biglari Holdings, Inc. (b)	215	91,063
BJ’s Restaurants, Inc. (a)(b)	3,451	135,728
Buffalo Wild Wings, Inc. (b)	2,741	149,193
California Pizza Kitchen, Inc. (b)	3,705	62,540
CEC Entertainment, Inc. (a)	3,076	116,058
Cracker Barrel Old Country Store, Inc. (a)	3,531	173,513
DineEquity, Inc. (b)	2,359	129,698
Interval Leisure Group, Inc. (a)(b)	6,064	99,147
Jack in the Box, Inc. (a)(b)	7,877	178,650
Marcus Corp.	3,227	35,174
Monarch Casino & Resort, Inc. (a)(b)	1,731	18,002
Multimedia Games, Inc. (a)(b)	4,165	23,866
O’Charleys, Inc. (a)(b)	2,887	17,235
P F Chang’s China Bistro, Inc.	3,445	159,125
Papa John’s International, Inc. (a)(b)	2,972	94,123
Peet’s Coffee & Tea, Inc. (a)(b)	1,967	94,593
Pinnacle Entertainment, Inc. (a)(b)	9,386	127,837
Red Robin Gourmet Burgers, Inc. (a)(b)	2,353	63,296
Ruby Tuesday, Inc. (b)	9,669	126,761
Ruth’s Hospitality Group, Inc. (a)(b)	4,633	23,906
Shuffle Master, Inc. (a)(b)	8,053	86,006
Sonic Corp. (a)(b)	9,243	83,649
Texas Roadhouse, Inc. (Class A) (a)	8,918	151,517

		2,240,680

HOUSEHOLD DURABLES — 0.8%
Blyth, Inc. (a)	849	27,584
Ethan Allen Interiors, Inc. (a)	4,282	93,776
Helen of Troy, Ltd. (b)	4,583	134,740
Kid Brands, Inc. (a)(b)	3,241	23,821
La-Z-Boy, Inc. (a)(b)	7,805	74,538
M/I Homes, Inc. (a)(b)	2,767	41,477
Meritage Homes Corp. (a)(b)	4,814	116,162
Skyline Corp.	990	19,850
Standard Pacific Corp. (a)(b)	14,925	55,670
Universal Electronics, Inc. (b)	2,189	64,707

		652,325

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	8,245	75,936
WD-40 Co. (a)	2,559	108,348

		184,284

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	1,910	72,370
Tredegar Corp. (a)	3,455	74,559

		146,929

INSURANCE — 2.5%
AMERISAFE, Inc. (a)(b)	2,727	60,294
Delphi Financial Group (a)	8,202	251,883
eHealth, Inc. (a)(b)	3,345	44,488
Employers Holdings, Inc. (a)	5,952	122,968
Horace Mann Educators Corp. (a)	5,947	99,910
Infinity Property & Casualty Corp.	1,881	111,901
Meadowbrook Insurance Group, Inc.	8,000	82,800
National Financial Partners Corp. (b)	6,575	96,981
Presidential Life Corp.	3,235	30,830
ProAssurance Corp. (a)(b)	4,602	291,629
RLI Corp. (a)	2,554	147,238
Safety Insurance Group, Inc. (a)	2,228	102,733
Selective Insurance Group, Inc.	8,054	139,334
Stewart Information Services Corp.	2,795	29,292
The Navigators Group, Inc. (b)	1,891	97,386
Tower Group, Inc. (a)	6,208	149,178
United Fire & Casualty Co.	3,137	63,399

		1,922,244

INTERNET & CATALOG RETAIL — 0.5%
Blue Nile, Inc. (a)(b)	2,247	121,316
HSN, Inc. (a)(b)	5,814	186,223
NutriSystem, Inc. (a)	4,017	58,206
PetMed Express, Inc.	3,390	53,765
Vitacost.com, Inc. (a)(b)(c)	857	0

		419,510

INTERNET SOFTWARE & SERVICES — 1.3%
comScore, Inc. (a)(b)	3,820	112,728
DealerTrack Holdings, Inc. (a)(b)	6,137	140,906
InfoSpace, Inc. (a)(b)	5,430	47,024
j2 Global Communications, Inc. (a)(b)	6,852	202,203
Liquidity Services, Inc. (b)	2,568	45,864
LogMeIn, Inc. (a)(b)	2,494	105,147
Perficient, Inc. (a)(b)	4,439	53,312
RightNow Technologies, Inc. (a)(b)	3,545	110,958
Stamps.com, Inc. (a)	1,773	23,670
The Knot, Inc. (a)(b)	4,845	58,382
United Online, Inc. (a)	13,376	84,336

		984,530

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 1.9%
CACI International, Inc. (Class A) (a)(b)	4,584	$281,091
Cardtronics, Inc. (a)(b)	4,600	93,610
CIBER, Inc. (a)(b)	10,488	70,269
CSG Systems International, Inc. (b)	5,286	105,403
Forrester Research, Inc. (a)	2,239	85,731
Heartland Payment Systems, Inc. (a)	5,732	100,482
iGate Corp. (a)	4,379	82,194
Integral Systems Inc. (a)(b)	2,587	31,484
MAXIMUS, Inc. (a)	2,570	208,607
NCI, Inc. (Class A) (a)(b)	1,130	27,538
StarTek, Inc. (a)(b)	1,743	8,785
TeleTech Holdings, Inc. (b)	4,308	83,489
Wright Express Corp. (a)(b)	5,836	302,538

		1,481,221

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)(b)	1,849	28,752
Brunswick Corp. (a)	13,415	341,143
Callaway Golf Co. (a)	9,603	65,492
JAKKS Pacific, Inc. (a)(b)	4,173	80,748
RC2 Corp. (b)	3,233	90,847
Sturm Ruger & Co, Inc. (a)	2,784	63,949

		670,931

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Affymetrix, Inc. (a)(b)	10,600	55,226
Cambrex Corp. (a)(b)	4,403	24,217
Dionex Corp. (b)	2,582	304,805
Enzo Biochem, Inc. (a)(b)	5,111	21,415
eResearch Technology, Inc. (a)(b)	6,444	43,626
Kendle International, Inc. (a)(b)	2,209	23,658
PAREXEL International Corp. (a)(b)	8,762	218,174

		691,121

MACHINERY — 4.1%
Actuant Corp. (Class A) (a)	10,254	297,366
Albany International Corp. (Class A)	4,206	104,729
Astec Industries, Inc. (a)(b)	2,985	111,311
Badger Meter, Inc. (a)	2,291	94,412
Barnes Group, Inc. (a)	6,751	140,961
Briggs & Stratton Corp. (a)	7,560	171,234
Cascade Corp. (a)	1,427	63,616
CIRCOR International, Inc. (a)	2,562	120,465
CLARCOR, Inc. (a)	7,569	340,075
EnPro Industries, Inc. (a)(b)	3,152	114,481
ESCO Technologies, Inc.	3,955	150,883
Federal Signal Corp. (a)	9,362	60,947
John Bean Technologies Corp. (a)	4,276	82,227
Kaydon Corp. (a)	5,046	197,753
Lindsay Corp. (a)	1,877	148,320
Lydall, Inc. (a)(b)	2,549	22,661
Mueller Industries, Inc.	5,718	209,393
Robbins & Myers, Inc.	6,836	314,388
The Toro Co. (a)	4,700	311,234
Watts Water Technologies, Inc. (a)	4,452	170,022

		3,226,478

MEDIA — 0.6%
Arbitron, Inc. (a)	4,035	161,521
Live Nation, Inc. (a)(b)	23,527	235,270
The E.W. Scripps Co. (Class A) (a)(b)	4,633	45,867

		442,658

METALS & MINING — 1.0%
A.M. Castle & Co. (a)(b)	2,493	47,068
AMCOL International Corp. (a)	3,862	138,955
Century Aluminum Co. (a)(b)	8,504	158,854
Kaiser Aluminum Corp. (a)	2,229	109,778
Materion Corp. (a)(b)	3,056	124,685
Olympic Steel, Inc. (a)	1,333	43,736
RTI International Metals, Inc. (b)	4,541	141,452

		764,528

MULTI-UTILITIES — 0.6%
Avista Corp.	8,675	200,653
CH Energy Group, Inc. (a)	2,340	118,263
NorthWestern Corp. (a)	5,439	164,802

		483,718

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (a)	5,879	78,308
Tuesday Morning Corp. (a)(b)	5,448	26,695

		105,003

OIL, GAS & CONSUMABLE FUELS — 2.7%
Contango Oil & Gas Co. (a)(b)	1,970	124,583
Contango ORE, Inc. (b)	—	0
GeoResources, Inc. (a)(b)	2,800	87,556
Gulfport Energy Corp. (a)(b)	5,624	203,308
Holly Corp.	6,632	402,960
Penn Virginia Corp. (a)	6,852	116,210
Petroleum Development Corp. (a)(b)	3,589	172,308
Petroquest Energy, Inc. (b)	8,316	77,838
Stone Energy Corp. (b)	7,370	245,937
Swift Energy Co. (a)(b)	6,361	271,487
World Fuel Services Corp. (a)	10,441	424,009

		2,126,196

PAPER & FOREST PRODUCTS — 1.0%
Buckeye Technologies, Inc.	5,908	160,875
Clearwater Paper Corp. (a)(b)	1,705	138,787
Deltic Timber Corp. (a)	1,604	107,211
KapStone Paper and Packaging Corp. (a)(b)	5,741	98,573
Neenah Paper, Inc. (a)	2,234	49,081
Schweitzer-Mauduit International, Inc.	2,611	132,143
Wausau Paper Corp. (a)	7,395	56,498

		743,168

PERSONAL PRODUCTS — 0.2%
Medifast, Inc. (a)(b)	2,058	40,645
Prestige Brands Holdings, Inc. (a)(b)	7,500	86,250

		126,895

PHARMACEUTICALS — 1.1%
Hi-Tech Pharmacal Co., Inc. (a)(b)	1,570	31,604
Par Pharmaceutical Cos., Inc. (b)	5,393	167,614
Questcor Pharmaceuticals, Inc. (a)(b)	9,300	134,013
Salix Pharmaceuticals, Ltd. (a)(b)	8,732	305,882
ViroPharma, Inc. (a)(b)	11,765	234,124

		873,237

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.1%
CDI Corp. (a)	1,962	$29,018
Dolan Media Co. (b)	4,594	55,771
Exponent, Inc. (a)(b)	2,106	93,949
Heidrick & Struggles International, Inc. (a)	2,578	71,746
Insperity, Inc. (a)	3,394	103,110
Kelly Services, Inc. (Class A) (a)(b)	4,184	90,835
Navigant Consulting, Inc. (b)	7,800	77,922
On Assignment, Inc. (a)(b)	5,474	51,784
School Specialty, Inc. (a)(b)	2,428	34,720
SFN Group, Inc. (b)	7,933	111,776
TrueBlue, Inc. (b)	6,602	110,847

		831,478

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust (a)	6,028	114,050
BioMed Realty Trust, Inc. (a)	19,802	376,634
Cedar Shopping Centers, Inc. (a)	7,033	42,409
Colonial Properties Trust (a)	12,196	234,773
DiamondRock Hospitality Co.	25,063	279,954
EastGroup Properties, Inc. (a)	4,091	179,881
Entertainment Properties Trust	7,041	329,660
Extra Space Storage, Inc. (a)	13,261	274,635
Franklin Street Properties Corp. (a)	10,704	150,605
Getty Realty Corp. (a)	3,700	84,656
Healthcare Realty Trust, Inc.	10,114	229,588
Home Properties, Inc. (a)	5,751	339,021
Inland Real Estate Corp. (a)	11,612	110,778
Kilroy Realty Corp. (a)	7,879	305,942
Kite Realty Group Trust (a)	9,530	50,604
LaSalle Hotel Properties	11,346	306,342
Lexington Realty Trust	19,130	178,865
LTC Properties, Inc.	4,520	128,097
Medical Properties Trust, Inc. (a)	16,665	192,814
Mid-America Apartment Communities, Inc. (a)	5,413	347,515
National Retail Properties, Inc. (a)	12,605	329,369
Parkway Properties, Inc. (a)	3,332	56,644
Pennsylvania Real Estate Investment Trust	8,266	117,956
Post Properties, Inc. (a)	7,386	289,900
PS Business Parks, Inc.	2,802	162,348
Saul Centers, Inc. (a)	1,785	79,522
Sovran Self Storage, Inc.	4,211	166,545
Tanger Factory Outlet Centers, Inc. (a)	12,256	321,597
Universal Health Realty Income Trust (a)	1,961	79,479
Urstadt Biddle Properties (Class A) (a)	3,477	66,133

		5,926,316

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Real Estate Group, Inc. (a)(b)	5,280	100,426

ROAD & RAIL — 0.8%
Arkansas Best Corp. (a)	3,819	98,989
Heartland Express, Inc. (a)	7,643	134,211
Knight Transportation, Inc. (a)	9,293	178,890
Old Dominion Freight Line, Inc. (a)(b)	6,335	222,295

		634,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Energy Industries, Inc. (a)(b)	5,812	95,026
ATMI, Inc. (b)	4,693	88,604
Brooks Automation, Inc. (a)(b)	9,830	134,966
Cabot Microelectronics Corp. (a)(b)	3,488	182,248
CEVA, Inc. (a)(b)	3,275	87,541
Cohu, Inc. (a)	3,575	54,912
Cymer, Inc. (a)(b)	4,521	255,798
Diodes, Inc. (a)(b)	5,506	187,534
DSP Group, Inc. (b)	3,535	27,220
Exar Corp. (b)	6,593	39,690
FEI Co. (a)(b)	5,835	196,756
Hittite Microwave Corp. (b)	3,771	240,477
Kopin Corp. (a)(b)	9,747	44,739
Kulicke & Soffa Industries, Inc. (a)(b)	10,824	101,204
Micrel, Inc. (a)	7,453	100,466
Microsemi Corp. (b)	12,871	266,558
MKS Instruments, Inc. (a)	7,765	258,574
Monolithic Power Systems, Inc. (a)(b)	5,407	76,725
Pericom Semiconductor Corp. (b)	3,771	39,105
Power Integrations, Inc. (a)	4,322	165,662
Rudolph Technologies, Inc. (a)(b)	4,733	51,779
Sigma Designs, Inc. (a)(b)	4,162	53,898
Standard Microsystems Corp. (b)	3,383	83,425
Supertex, Inc. (a)(b)	1,915	42,666
Tessera Technologies, Inc. (b)	7,756	141,625
TriQuint Semiconductor, Inc. (a)(b)	24,453	315,688
Ultratech, Inc. (b)	3,829	112,573
Veeco Instruments, Inc. (a)(b)	6,133	311,802
Volterra Semiconductor Corp. (a)(b)	3,672	91,176

		3,848,437

SOFTWARE — 4.0%
Blackbaud, Inc. (a)	6,706	182,671
Bottomline Technologies, Inc. (a)(b)	5,031	126,479
Commvault Systems, Inc. (a)(b)	6,620	264,006
Ebix, Inc. (a)(b)	5,798	137,123
Epicor Software Corp. (a)(b)	6,932	76,737
EPIQ Systems, Inc. (a)	4,909	70,493
Interactive Intelligence, Inc. (a)(b)	2,035	78,775
JDA Software Group, Inc. (b)	6,397	193,573
Manhattan Associates, Inc. (b)	3,310	108,303
MicroStrategy, Inc. (a)(b)	1,216	163,528
Netscout Systems, Inc. (a)(b)	5,241	143,184
Progress Software Corp. (b)	10,044	292,180
Quality Systems, Inc. (a)	2,893	241,103
Radiant Systems, Inc. (b)	4,989	88,305
Smith Micro Software, Inc. (a)(b)	4,557	42,654
Sourcefire, Inc. (a)(b)	4,197	115,459
Synchronoss Technologies, Inc. (a)(b)	3,782	131,425
Take-Two Interactive Software, Inc. (a)(b)	12,925	198,657
Taleo Corp. (Class A) (a)(b)	6,169	219,925
THQ, Inc. (a)(b)	10,149	46,279
Tyler Technologies, Inc. (a)(b)	3,756	89,055

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Websense, Inc. (a)(b)	6,210	$142,644

		3,152,558

SPECIALTY RETAIL — 3.8%
Big 5 Sporting Goods Corp. (a)	3,237	38,585
Brown Shoe Co., Inc. (a)	6,554	80,090
Cabela’s, Inc. (a)(b)	6,019	150,535
Christopher & Banks Corp. (a)	5,417	35,102
Coldwater Creek, Inc. (a)(b)	8,982	23,712
Genesco, Inc. (a)(b)	3,648	146,650
Group 1 Automotive, Inc. (a)	3,556	152,197
Haverty Furniture Cos., Inc. (a)	2,802	37,155
Hibbett Sports, Inc. (a)(b)	4,192	150,115
Hot Topic, Inc. (a)	6,641	37,854
Jos. A. Bank Clothiers, Inc. (a)(b)	4,135	210,389
Kirkland’s, Inc. (a)(b)	2,305	35,589
Lithia Motors, Inc. (Class A)	3,244	47,297
Lumber Liquidators Holdings, Inc. (a)(b)	3,499	87,440
MarineMax, Inc. (a)(b)	3,589	35,388
Midas, Inc. (b)	2,091	16,038
Monro Muffler Brake, Inc. (a)	4,562	150,455
OfficeMax, Inc. (a)(b)	12,731	164,739
Sonic Automotive, Inc. (Class A) (a)	5,302	74,281
Stage Stores, Inc. (a)	5,465	105,037
Stein Mart, Inc. (a)	4,028	40,723
The Buckle, Inc. (a)	3,911	158,004
The Cato Corp. (Class A) (a)	4,386	107,457
The Children’s Place Retail Stores, Inc. (a)(b)	3,885	193,590
The Finish Line, Inc. (Class A) (a)	8,017	159,137
The Men’s Wearhouse, Inc. (a)	8,013	216,832
The Pep Boys — Manny, Moe & Jack (a)	7,904	100,460
Vitamin Shoppe, Inc. (a)(b)	3,800	128,554
Zale Corp. (b)	3,474	13,861
Zumiez, Inc. (a)(b)	3,167	83,704

		2,980,970

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter’s, Inc. (a)(b)	8,682	248,566
Crocs, Inc. (a)(b)	13,362	238,378
Iconix Brand Group, Inc. (a)(b)	11,000	236,280
K-Swiss, Inc. (Class A) (a)(b)	4,107	46,286
Liz Claiborne, Inc. (a)(b)	14,204	76,560
Maidenform Brands, Inc. (a)(b)	3,481	99,452
Movado Group, Inc. (b)	2,607	38,271
Oxford Industries, Inc. (a)	2,099	71,765
Perry Ellis International, Inc. (a)(b)	1,869	51,435
Quiksilver, Inc. (a)(b)	19,396	85,730
Skechers USA, Inc. (a)(b)	5,070	104,138
Steven Madden, Ltd. (a)(b)	3,563	167,212
True Religion Apparel, Inc. (a)(b)	3,784	88,810
Volcom, Inc. (a)	2,525	46,788
Wolverine World Wide, Inc.	7,462	278,183

		1,877,854

THRIFTS & MORTGAGE FINANCE — 0.5%
Bank Mutual Corp. (a)	6,883	29,115
Brookline Bancorp, Inc. (a)	8,809	92,759
Dime Community Bancshares (a)	4,133	61,003
Provident Financial Services, Inc. (a)	7,765	114,922
TrustCo Bank Corp. NY	11,587	68,711

		366,510

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	13,015	52,320

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc. (a)	5,684	189,050
Kaman Corp. (Class A) (a)	3,957	139,287
Lawson Products, Inc. (a)	634	14,607

		342,944

WATER UTILITIES — 0.1%
American States Water Co. (a)	2,844	101,986

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp. (a)	4,438	81,704
USA Mobility, Inc.	3,278	47,498

		129,202

TOTAL COMMON STOCKS —
(Cost $73,792,776)		77,587,545

SHORT TERM INVESTMENTS — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	22,129,131	22,129,131
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	251,541	251,541

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,380,672)		22,380,672

TOTAL INVESTMENTS — 128.3% (g)
(Cost $96,173,448)		99,968,217
OTHER ASSETS & LIABILITIES — (28.3)%		(22,051,465)

NET ASSETS — 100.0%		$77,916,752

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.7%
Aerovironment, Inc. (a)(b)	5,098	$178,277
American Science & Engineering, Inc.	6,727	621,306
Cubic Corp.	7,730	444,475
National Presto Industries, Inc. (a)	3,818	430,212
Orbital Sciences Corp. (b)	23,816	450,599
Triumph Group, Inc.	12,248	1,083,335

		3,208,204

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	13,029	399,078
HUB Group, Inc. (Class A) (b)	11,188	404,894

		803,972

AIRLINES — 0.2%
Allegiant Travel Co.	10,975	480,815

AUTO COMPONENTS — 0.1%
Superior Industries International, Inc.	6,091	156,173

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (b)	6,969	645,469

BIOTECHNOLOGY — 2.3%
ArQule, Inc. (a)(b)	31,452	225,196
Cubist Pharmaceuticals, Inc. (a)(b)	44,167	1,114,775
Emergent Biosolutions, Inc. (b)	9,282	224,253
Regeneron Pharmaceuticals, Inc. (a)(b)	54,965	2,470,127
Savient Pharmaceuticals, Inc. (a)(b)	34,611	366,877

		4,401,228

BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	14,535	644,482
AAON, Inc. (a)	5,194	170,883
NCI Building Systems, Inc. (a)(b)	2,996	37,959

		853,324

CAPITAL MARKETS — 1.3%
optionsXpress Holdings, Inc.	32,504	595,148
Stifel Financial Corp. (a)(b)	25,491	1,829,999

		2,425,147

CHEMICALS — 1.8%
Balchem Corp. (a)	21,425	803,866
Calgon Carbon Corp. (a)(b)	19,660	312,201
Koppers Holdings, Inc.	6,300	268,916
LSB Industries, Inc. (b)	6,357	251,991
OM Group, Inc. (b)	13,502	493,363
PolyOne Corp.	41,562	590,596
Quaker Chemical Corp. (a)	8,960	359,923
STR Holdings, Inc. (a)(b)	13,580	260,464

		3,341,320

COMMERCIAL BANKS — 1.8%
Bank of the Ozarks, Inc.	5,782	252,731
Community Bank System, Inc. (a)	8,673	210,494
First Financial Bancorp. (a)	19,410	323,953
First Financial Bankshares, Inc. (a)	6,709	344,641
National Penn Bancshares, Inc. (a)	27,592	213,562
Signature Bank (b)	30,124	1,698,994
Tompkins Financial Corp. (a)	2,477	102,919
UMB Financial Corp. (a)	8,053	300,820

		3,448,114

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Consolidated Graphics, Inc. (b)	7,432	406,010
Healthcare Services Group, Inc.	49,405	868,540
Interface, Inc. (Class A)	27,582	509,991
Mobile Mini, Inc. (a)(b)	14,867	357,105
Sykes Enterprises, Inc. (b)	15,420	304,853
Tetra Tech, Inc. (b)	26,501	654,310
UniFirst Corp.	5,574	295,478

		3,396,287

COMMUNICATIONS EQUIPMENT — 2.3%
Blue Coat Systems, Inc. (b)	32,382	911,877
DG Fastchannel, Inc. (a)(b)	18,380	592,204
Harmonic, Inc. (b)	34,728	325,749
Netgear, Inc. (b)	27,528	893,008
Network Equipment Technologies, Inc. (b)	10,636	40,098
Oplink Communications, Inc. (b)	15,512	302,329
Symmetricom, Inc. (a)(b)	16,105	98,724
Tollgrade Communications, Inc. (b)	3,305	33,314
ViaSat, Inc. (a)(b)	31,115	1,239,621

		4,436,924

COMPUTERS & PERIPHERALS — 1.0%
Intevac, Inc. (a)(b)	6,497	80,758
Novatel Wireless, Inc. (a)(b)	23,057	125,891
Stratasys, Inc. (b)	15,980	751,060
Super Micro Computer, Inc. (b)	10,068	161,491
Synaptics, Inc. (a)(b)	25,751	695,792

		1,814,992

CONSTRUCTION & ENGINEERING — 0.1%
Orion Marine Group, Inc. (a)(b)	19,581	210,300

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (a)	10,013	302,993

CONSUMER FINANCE — 2.0%
Cash America International, Inc. (a)	22,035	1,014,712
Ezcorp, Inc. (b)	37,065	1,163,470
First Cash Financial Services, Inc. (b)	23,538	908,567
World Acceptance Corp. (b)	11,757	766,556

		3,853,305

DIVERSIFIED CONSUMER SERVICES — 1.8%
American Public Education, Inc. (a)(b)	14,008	566,624
Capella Education Co. (b)	11,976	596,285
Coinstar, Inc. (a)(b)	23,564	1,082,059
Hillenbrand, Inc. (a)	21,640	465,260
Pre-Paid Legal Services, Inc. (b)	7,523	496,518
Universal Technical Institute, Inc.	15,205	295,737

		3,502,483

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Portfolio Recovery Associates, Inc. (b)	12,697	1,080,896

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc.	6,607	245,714
Cbeyond, Inc. (a)(b)	22,438	261,851
General Communication, Inc. (Class A) (b)	16,491	180,412
Neutral Tandem, Inc. (b)	24,145	356,139

		1,044,116

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

ELECTRIC UTILITIES — 0.2%
El Paso Electric Co. (b)	14,738	$448,035

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc. (a)	6,020	274,512
Belden, Inc.	16,588	622,879
II-VI, Inc. (b)	18,918	941,170
Vicor Corp. (a)	14,248	234,950

		2,073,511

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Cognex Corp.	17,427	492,313
Daktronics, Inc. (a)	11,041	118,691
DTS Inc. (b)	13,042	608,148
Electro Scientific Industries, Inc. (b)	6,104	105,965
FARO Technologies, Inc. (b)	5,893	235,720
Littelfuse, Inc.	17,073	974,868
LoJack Corp. (b)	4,750	22,278
Mercury Computer Systems, Inc. (a)(b)	22,856	483,633
MTS Systems Corp. (a)	5,471	249,204
Newport Corp. (b)	14,496	258,464
OSI Systems, Inc. (b)	14,087	528,685
Park Electrochemical Corp.	5,265	169,796
Plexus Corp. (a)(b)	17,697	620,457
Pulse Electronics Corp.	9,913	59,974
RadiSys Corp. (b)	7,433	64,370
Rofin-Sinar Technologies, Inc. (a)(b)	8,053	318,093
Rogers Corp. (b)	3,984	179,519
TTM Technologies, Inc. (b)	32,621	592,397

		6,082,575

ENERGY EQUIPMENT & SERVICES — 4.2%
Basic Energy Services, Inc. (b)	6,530	166,580
CARBO Ceramics, Inc.	14,258	2,012,089
ION Geophysical Corp. (a)(b)	56,171	712,810
Lufkin Industries, Inc.	12,618	1,179,405
Oil States International, Inc. (b)	38,123	2,902,685
SEACOR Holdings, Inc.	10,896	1,007,444

		7,981,013

FOOD & STAPLES RETAILING — 0.7%
The Andersons, Inc. (a)	7,123	347,033
United Natural Foods, Inc. (b)	21,543	965,557

		1,312,590

FOOD PRODUCTS — 2.7%
B&G Foods, Inc. (a)	21,500	403,555
Cal-Maine Foods, Inc. (a)	6,092	179,714
Calavo Growers, Inc.	8,774	191,712
Darling International, Inc. (b)	86,706	1,332,671
Diamond Foods, Inc.	9,904	552,643
Hain Celestial Group, Inc. (a)(b)	12,982	419,059
J&J Snack Foods Corp. (a)	6,104	287,315
Snyders-Lance, Inc.	18,338	364,010
TreeHouse Foods, Inc. (a)(b)	26,295	1,495,397

		5,226,076

GAS UTILITIES — 0.8%
Northwest Natural Gas Co.	7,019	323,786
Piedmont Natural Gas Co., Inc.	19,893	603,753
South Jersey Industries, Inc. (a)	9,793	548,114

		1,475,653

HEALTH CARE EQUIPMENT & SUPPLIES — 4.9%
Abaxis, Inc. (a)(b)	16,462	474,764
Align Technology, Inc. (b)	51,768	1,060,209
American Medical Systems Holdings, Inc. (a)(b)	58,028	1,255,726
Analogic Corp.	5,470	309,329
Cantel Medical Corp.	6,391	164,568
CryoLife, Inc. (b)	8,118	49,520
Cyberonics, Inc. (b)	18,325	582,918
Greatbatch, Inc. (a)(b)	9,629	254,783
Haemonetics Corp. (b)	19,007	1,245,719
ICU Medical, Inc. (b)	4,218	184,664
Integra LifeSciences Holdings Corp. (a)(b)	15,267	723,961
Kensey Nash Corp. (a)(b)	6,171	153,720
Meridian Bioscience, Inc. (a)	18,337	439,905
Merit Medical Systems, Inc. (b)	12,186	239,089
Natus Medical, Inc. (b)	12,233	205,514
Neogen Corp. (a)(b)	17,037	704,991
Palomar Medical Technologies, Inc. (a)(b)	3,963	58,851
SurModics, Inc. (b)	6,953	86,913
West Pharmaceutical Services, Inc. (a)	10,490	469,637
Zoll Medical Corp. (a)(b)	16,061	719,693

		9,384,474

HEALTH CARE PROVIDERS & SERVICES — 6.7%
Air Methods Corp. (b)	8,192	550,912
Almost Family, Inc. (a)(b)	6,030	226,969
AMERIGROUP Corp. (a)(b)	22,469	1,443,633
Bio-Reference Laboratories, Inc. (a)(b)	17,886	401,362
Catalyst Health Solutions, Inc. (b)	29,429	1,645,964
Chemed Corp.	15,956	1,062,829
Corvel Corp. (b)	4,804	255,477
Healthspring, Inc. (b)	49,174	1,837,632
HMS Holdings Corp. (b)	20,757	1,698,961
IPC The Hospitalist Co. (b)	12,234	555,546
Landauer, Inc. (a)	7,082	435,685
LCA-Vision, Inc. (b)	4,854	32,765
LHC Group, Inc. (a)(b)	7,504	225,120
Magellan Health Services, Inc. (b)	16,273	798,679
MWI Veterinary Supply, Inc. (a)(b)	9,319	751,857
PSS World Medical, Inc. (a)(b)	22,523	611,499
The Ensign Group, Inc. (a)	9,523	304,069

		12,838,959

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc.	8,369	537,959
Omnicell, Inc. (b)	11,986	182,667

		720,626

HOTELS, RESTAURANTS & LEISURE — 4.1%
Biglari Holdings, Inc. (b)	1,079	457,011
BJ’s Restaurants, Inc. (a)(b)	17,055	670,773
Buffalo Wild Wings, Inc. (b)	13,817	752,059
California Pizza Kitchen, Inc. (b)	17,885	301,899
CEC Entertainment, Inc.	15,489	584,400
Cracker Barrel Old Country Store, Inc. (a)	17,403	855,183

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

DineEquity, Inc. (b)	11,950	$657,011
Interval Leisure Group, Inc. (a)(b)	31,051	507,684
Monarch Casino & Resort, Inc. (b)	2,893	30,087
P.F. Chang’s China Bistro, Inc. (a)	17,139	791,650
Papa John’s International, Inc. (a)(b)	8,005	253,518
Peet’s Coffee & Tea, Inc. (a)(b)	10,018	481,766
Pinnacle Entertainment, Inc. (a)(b)	19,725	268,655
Shuffle Master, Inc. (b)	21,513	229,759
Sonic Corp. (a)(b)	17,005	153,895
Texas Roadhouse, Inc. (Class A) (a)	43,422	737,740

		7,733,090

HOUSEHOLD DURABLES — 0.2%
Kid Brands, Inc. (b)	15,692	115,336
Skyline Corp. (a)	1,550	31,077
Universal Electronics, Inc. (b)	10,851	320,756

		467,169

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (a)	7,206	305,102

INSURANCE — 0.5%
eHealth, Inc. (a)(b)	16,152	214,822
Meadowbrook Insurance Group, Inc.	13,100	135,585
National Financial Partners Corp. (a)(b)	14,659	216,220
Tower Group, Inc. (a)	17,544	421,582

		988,209

INTERNET & CATALOG RETAIL — 1.0%
Blue Nile, Inc. (a)(b)	10,885	587,681
HSN, Inc. (b)	28,830	923,425
NutriSystem, Inc. (a)	9,576	138,756
PetMed Express, Inc. (a)	16,549	262,467
Vitacost.com, Inc. (a)(b)(c)	4,573	0

		1,912,329

INTERNET SOFTWARE & SERVICES — 1.9%
comScore, Inc. (b)	18,649	550,332
DealerTrack Holdings, Inc. (b)	19,238	441,704
j2 Global Communications, Inc. (a)(b)	33,959	1,002,130
Liquidity Services, Inc. (b)	12,488	223,036
LogMeIn, Inc. (a)(b)	6,456	272,185
Perficient, Inc. (b)	21,666	260,209
RightNow Technologies, Inc. (a)(b)	17,867	559,237
Stamps.com, Inc.	8,608	114,917
The Knot, Inc. (a)(b)	9,792	117,993

		3,541,743

IT SERVICES — 2.5%
Cardtronics, Inc. (b)	22,610	460,114
CSG Systems International, Inc. (b)	26,178	521,989
Forrester Research, Inc.	10,607	406,142
iGate Corp.	22,563	423,508
Integral Systems Inc. (b)	5,800	70,586
MAXIMUS, Inc.	12,820	1,040,599
NCI, Inc. (Class A) (b)	3,517	85,709
TeleTech Holdings, Inc. (b)	13,916	269,692
Wright Express Corp. (b)	28,926	1,499,524

		4,777,863

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp. (a)	33,111	842,013
JAKKS Pacific, Inc. (a)(b)	7,640	147,834
RC2 Corp. (b)	6,298	176,974
Sturm Ruger & Co, Inc. (a)	13,730	315,378

		1,482,199

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Dionex Corp. (b)	12,708	1,500,179
Enzo Biochem, Inc. (a)(b)	24,862	104,172
eResearch Technology, Inc. (a)(b)	14,710	99,587
PAREXEL International Corp. (b)	44,318	1,103,518

		2,807,456

MACHINERY — 2.7%
Badger Meter, Inc. (a)	5,994	247,013
Cascade Corp. (a)	2,374	105,833
CIRCOR International, Inc.	5,874	276,195
CLARCOR, Inc.	18,168	816,288
EnPro Industries, Inc. (a)(b)	15,770	572,766
ESCO Technologies, Inc.	8,490	323,894
John Bean Technologies Corp.	11,510	221,337
Kaydon Corp.	8,567	335,741
Lindsay Corp. (a)	9,554	754,957
Robbins & Myers, Inc.	13,501	620,911
The Toro Co.	13,418	888,540

		5,163,475

MEDIA — 0.5%
Arbitron, Inc.	20,102	804,683
The E.W. Scripps Co. (Class A) (a)(b)	8,673	85,863

		890,546

METALS & MINING — 0.7%
AMCOL International Corp. (a)	9,476	340,947
Century Aluminum Co. (b)	15,278	285,393
Materion Corp. (b)	10,213	416,690
RTI International Metals, Inc. (b)	7,913	246,490

		1,289,520

OIL, GAS & CONSUMABLE FUELS — 1.9%
Contango Oil & Gas Co. (a)(b)	9,788	618,993
Contango ORE, Inc. (a)(b)	240	4,438
GeoResources, Inc. (a)(b)	10,473	327,491
Gulfport Energy Corp. (b)	28,130	1,016,899
Petroleum Development Corp. (a)(b)	5,835	280,138
Petroquest Energy, Inc. (b)	17,353	162,424
Stone Energy Corp. (b)	20,832	695,164
Swift Energy Co. (b)	11,576	494,064

		3,599,611

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	28,791	783,979
Deltic Timber Corp. (a)	3,332	222,711
KapStone Paper and Packaging Corp. (b)	29,272	502,600
Schweitzer-Mauduit International, Inc. (a)	12,960	655,906

		2,165,196

PERSONAL PRODUCTS — 0.2%
Medifast, Inc. (a)(b)	9,817	193,886
Prestige Brands Holdings, Inc. (b)	16,000	184,000

		377,886

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 2.3%
Hi-Tech Pharmacal Co., Inc. (a)(b)	7,372	$148,398
Par Pharmaceutical Cos., Inc. (b)	26,713	830,240
Questcor Pharmaceuticals, Inc. (a)(b)	46,587	671,319
Salix Pharmaceuticals, Ltd. (b)	43,830	1,535,365
ViroPharma, Inc. (a)(b)	58,082	1,155,832

		4,341,154

PROFESSIONAL SERVICES — 0.6%
Exponent, Inc. (b)	10,751	479,602
Insperity, Inc.	8,159	247,870
The Dolan Co. (b)	22,221	269,763
TrueBlue, Inc. (b)	13,519	226,984

		1,224,219

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust (a)	17,342	328,111
BioMed Realty Trust, Inc.	46,204	878,800
Colonial Properties Trust	24,467	470,990
DiamondRock Hospitality Co.	56,088	626,503
EastGroup Properties, Inc. (a)	11,251	494,706
Entertainment Properties Trust	17,021	796,923
Extra Space Storage, Inc.	34,301	710,374
Getty Realty Corp.	11,900	272,272
Healthcare Realty Trust, Inc.	18,329	416,068
Home Properties, Inc. (a)	16,664	982,343
Inland Real Estate Corp. (a)	18,171	173,351
Kilroy Realty Corp. (a)	16,914	656,771
LaSalle Hotel Properties	21,369	576,963
Lexington Realty Trust	38,240	357,544
LTC Properties, Inc.	11,099	314,546
Medical Properties Trust, Inc. (a)	51,975	601,351
Mid-America Apartment Communities, Inc.	15,726	1,009,609
National Retail Properties, Inc.	37,937	991,294
Pennsylvania Real Estate Investment Trust	19,307	275,511
Post Properties, Inc.	16,501	647,664
PS Business Parks, Inc.	7,191	416,647
Saul Centers, Inc.	5,057	225,289
Sovran Self Storage, Inc.	7,846	310,309
Tanger Factory Outlet Centers, Inc.	61,187	1,605,547
Universal Health Realty Income Trust	4,128	167,308
Urstadt Biddle Properties, Inc. (Class A)	8,569	162,982

		14,469,776

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (b)	15,693	298,481

ROAD & RAIL — 0.7%
Heartland Express, Inc. (a)	15,942	279,941
Knight Transportation, Inc. (a)	22,143	426,253
Old Dominion Freight Line, Inc. (b)	15,991	561,124

		1,267,318

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Advanced Energy Industries, Inc. (b)	10,129	165,609
ATMI, Inc. (b)	8,196	154,740
Cabot Microelectronics Corp. (b)	11,581	605,107
CEVA, Inc. (a)(b)	16,884	451,309
Cohu, Inc.	5,369	82,468
Cymer, Inc. (a)(b)	9,477	536,209
Diodes, Inc. (a)(b)	26,966	918,462
Exar Corp. (b)	18,657	112,315
FEI Co. (b)	12,458	420,084
Hittite Microwave Corp. (b)	18,734	1,194,667
Kopin Corp. (a)(b)	47,230	216,786
Kulicke & Soffa Industries, Inc. (b)	53,208	497,495
Micrel, Inc. (a)	37,934	511,350
Microsemi Corp. (b)	32,013	662,989
MKS Instruments, Inc.	14,125	470,362
Monolithic Power Systems, Inc. (a)(b)	26,087	370,175
Pericom Semiconductor Corp. (b)	10,463	108,501
Power Integrations, Inc. (a)	21,547	825,897
Rudolph Technologies, Inc. (b)	9,402	102,858
Sigma Designs, Inc. (a)(b)	13,306	172,313
Standard Microsystems Corp. (b)	6,897	170,080
Supertex, Inc. (a)(b)	3,453	76,933
Tessera Technologies, Inc. (b)	23,176	423,194
TriQuint Semiconductor, Inc. (a)(b)	121,387	1,567,106
Ultratech, Inc. (b)	9,493	279,094
Veeco Instruments, Inc. (a)(b)	30,328	1,541,876
Volterra Semiconductor Corp. (a)(b)	18,500	459,355

		13,097,334

SOFTWARE — 7.6%
Blackbaud, Inc. (a)	32,875	895,515
Bottomline Technologies, Inc. (b)	25,074	630,360
Commvault Systems, Inc. (b)	32,834	1,309,420
Ebix, Inc. (b)	28,520	674,498
Epicor Software Corp. (b)	21,700	240,219
Interactive Intelligence, Inc. (b)	9,722	376,339
JDA Software Group, Inc. (b)	31,603	956,307
Manhattan Associates, Inc. (b)	16,761	548,420
MicroStrategy, Inc. (b)	6,078	817,369
Netscout Systems, Inc. (b)	26,297	718,434
Progress Software Corp. (b)	50,115	1,457,845
Quality Systems, Inc. (a)	14,215	1,184,678
Radiant Systems, Inc. (b)	25,425	450,023
Smith Micro Software, Inc. (a)(b)	21,993	205,855
Sourcefire, Inc. (a)(b)	21,123	581,094
Synchronoss Technologies, Inc. (b)	18,863	655,489
Take-Two Interactive Software, Inc. (a)(b)	29,573	454,537
Taleo Corp. (Class A) (b)	30,842	1,099,517
Tyler Technologies, Inc. (a)(b)	18,338	434,794
Websense, Inc. (a)(b)	30,509	700,792

		14,391,505

SPECIALTY RETAIL — 4.1%
Big 5 Sporting Goods Corp.	8,364	99,699
Cabela’s, Inc. (a)(b)	29,900	747,799
Genesco, Inc. (b)	10,013	402,523
Hibbett Sports, Inc. (a)(b)	21,283	762,144
Jos. A. Bank Clothiers, Inc. (a)(b)	20,574	1,046,805
Kirkland’s, Inc. (a)(b)	11,459	176,927
Lumber Liquidators Holdings, Inc. (a)(b)	18,037	450,745
Monro Muffler Brake, Inc.	22,560	744,029
The Buckle, Inc. (a)	19,596	791,678
The Cato Corp. (Class A) (a)	13,317	326,266
The Children’s Place Retail Stores, Inc. (a)(b)	8,773	437,158

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

The Finish Line, Inc. (Class A)	27,828	$552,386
The Men’s Wearhouse, Inc. (a)	22,162	599,704
Vitamin Shoppe, Inc. (a)(b)	7,220	244,253
Zumiez, Inc. (a)(b)	15,205	401,868

		7,783,984

TEXTILES, APPAREL & LUXURY GOODS — 3.6%
Carter’s, Inc. (b)	42,740	1,223,646
Crocs, Inc. (b)	66,269	1,182,239
Iconix Brand Group, Inc. (a)(b)	53,927	1,158,352
Liz Claiborne, Inc. (a)(b)	22,712	122,418
Maidenform Brands, Inc. (a)(b)	17,933	512,346
Oxford Industries, Inc. (a)	5,368	183,532
Perry Ellis International, Inc. (b)	5,128	141,122
Steven Madden, Ltd. (b)	17,326	813,109
True Religion Apparel, Inc. (a)(b)	18,516	434,570
Volcom, Inc. (a)	12,405	229,865
Wolverine World Wide, Inc.	20,935	780,457

		6,781,656

THRIFTS & MORTGAGE FINANCE — 0.2%
Dime Community Bancshares	8,878	131,039
Provident Financial Services, Inc. (a)	12,491	184,867

		315,906

WATER UTILITIES — 0.1%
American States Water Co. (a)	7,225	259,089

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	11,872	218,564
USA Mobility, Inc.	6,296	91,229

		309,793

TOTAL COMMON STOCKS —
(Cost $177,699,329)		188,991,183

SHORT TERM INVESTMENTS — 16.8%
MONEY MARKET FUNDS — 16.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	31,174,783	31,174,783
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	651,454	651,454

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,826,237)		31,826,237

TOTAL INVESTMENTS — 116.2% (g)
(Cost $209,525,566)		220,817,420
OTHER ASSETS & LIABILITIES — (16.2)%		(30,739,009)

NET ASSETS — 100.0%		$190,078,411

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.4%
AAR Corp. (a)	21,400	$593,208
Aerovironment, Inc. (a)(b)	4,400	153,868
Ceradyne, Inc. (a)	13,482	607,769
Cubic Corp.	3,081	177,157
Curtiss-Wright Corp.	25,190	885,177
Esterline Technologies Corp. (a)	16,493	1,166,385
GenCorp, Inc. (a)(b)	32,400	193,752
Moog, Inc. (Class A) (a)	24,700	1,133,977
Orbital Sciences Corp. (a)	14,900	281,908
Teledyne Technologies, Inc. (a)	19,900	1,029,029

		6,222,230

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	6,700	205,221
HUB Group, Inc. (Class A) (a)	12,000	434,280

		639,501

AIRLINES — 0.3%
SkyWest, Inc.	29,297	495,705

AUTO COMPONENTS — 0.5%
Drew Industries, Inc. (b)	10,400	232,232
Spartan Motors, Inc. (b)	17,900	122,794
Standard Motor Products, Inc.	10,700	147,981
Superior Industries International, Inc.	8,175	209,607

		712,614

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	15,897	212,543

BIOTECHNOLOGY — 0.2%
Emergent Biosolutions, Inc. (a)	4,800	115,968
Savient Pharmaceuticals, Inc. (a)(b)	14,248	151,029

		266,997

BUILDING PRODUCTS — 1.9%
A.O. Smith Corp.	7,827	347,049
AAON, Inc. (b)	2,600	85,540
Apogee Enterprises, Inc.	15,439	203,640
Gibraltar Industries, Inc. (a)(b)	16,711	199,362
Griffon Corp. (a)(b)	25,495	334,749
NCI Building Systems, Inc. (a)(b)	6,900	87,423
Quanex Building Products Corp.	20,398	400,413
Simpson Manufacturing Co., Inc.	21,623	637,014
Universal Forest Products, Inc. (b)	10,503	384,935

		2,680,125

CAPITAL MARKETS — 1.2%
Investment Technology Group, Inc. (a)	22,591	410,930
LaBranche & Co., Inc. (a)(b)	19,797	77,802
Piper Jaffray Co., Inc. (a)	7,954	329,534
Prospect Capital Corp. (b)	48,379	590,708
SWS Group, Inc.	16,044	97,387
TradeStation Group, Inc. (a)(b)	22,000	154,440

		1,660,801

CHEMICALS — 2.6%
A. Schulman, Inc.	17,204	425,283
American Vanguard Corp. (b)	11,800	102,424
Arch Chemicals, Inc.	13,669	568,493
Calgon Carbon Corp. (a)(b)	16,100	255,668
H.B. Fuller Co.	26,527	569,800
Koppers Holdings, Inc.	6,800	290,258
LSB Industries, Inc. (a)	4,100	162,524
OM Group, Inc. (a)	7,281	266,048
PolyOne Corp.	21,000	298,410
Stepan Co. (b)	4,184	303,340
STR Holdings, Inc. (a)(b)	12,400	237,832
Zep, Inc.	11,710	203,871

		3,683,951

COMMERCIAL BANKS — 9.2%
Bank of the Ozarks, Inc.	2,748	120,115
Boston Private Financial Holdings, Inc. (b)	41,586	294,013
City Holding Co. (b)	8,380	296,317
Columbia Banking System, Inc. (b)	21,442	411,043
Community Bank System, Inc. (b)	11,667	283,158
First BanCorp (a)(b)	11,714	58,570
First Commonwealth Financial Corp.	51,336	351,652
First Financial Bancorp. (b)	17,103	285,449
First Financial Bankshares, Inc. (b)	6,398	328,665
First Midwest Bancorp, Inc.	40,311	475,267
Glacier Bancorp, Inc. (b)	39,181	589,674
Hancock Holding Co. (b)	18,757	615,980
Hanmi Financial Corp. (a)	83,100	103,044
Home Bancshares, Inc.	11,997	272,932
Independent Bank Corp. (b)	11,505	310,750
Nara Bancorp, Inc. (a)	20,700	199,134
National Penn Bancshares, Inc.	46,180	357,433
NBT Bancorp, Inc.	18,763	427,609
Old National Bancorp (b)	51,582	552,959
Pinnacle Financial Partners, Inc. (a)(b)	18,400	304,336
PrivateBancorp, Inc. (b)	31,800	486,222
S&T Bancorp, Inc. (b)	13,461	290,354
Simmons First National Corp. (b)	9,467	256,461
Sterling Bancorp (b)	16,577	165,936
Sterling Bancshares, Inc.	55,584	478,578
Susquehanna Bancshares, Inc. (b)	70,768	661,681
Texas Capital Bancshares, Inc. (a)(b)	20,000	519,800
Tompkins Financial Corp. (b)	2,671	110,980
UMB Financial Corp. (b)	10,318	385,429
Umpqua Holdings Corp. (b)	62,453	714,462
United Bankshares, Inc.	20,919	554,772
United Community Banks, Inc. (a)(b)	51,999	123,238
Whitney Holding Corp.	52,573	716,044
Wilmington Trust Corp. (b)	49,761	224,920
Wilshire Bancorp, Inc. (a)	10,746	52,655
Wintrust Financial Corp. (b)	18,870	693,472

		13,073,104

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc. (b)	25,915	657,982
G & K Services, Inc. (Class A)	10,198	339,083
Interface, Inc. (Class A)	15,300	282,897
Mobile Mini, Inc. (a)(b)	9,600	230,592
Sykes Enterprises, Inc. (a)	10,700	211,539
Tetra Tech, Inc. (a)	14,400	355,536
The Geo Group, Inc. (a)	35,100	899,964
The Standard Register Co. (b)	7,000	23,240
UniFirst Corp.	3,827	202,869
United Stationers, Inc.	12,541	891,038

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Viad Corp.	10,939	$261,880

		4,356,620

COMMUNICATIONS EQUIPMENT — 2.0%
Arris Group, Inc. (a)	66,000	840,840
Bel Fuse, Inc. (Class B) (b)	6,450	141,964
Black Box Corp.	9,635	338,670
Comtech Telecommunications Corp. (b)	14,900	404,982
Digi International, Inc. (a)(b)	13,800	145,728
EMS Technologies, Inc. (a)	8,395	165,004
Harmonic, Inc. (a)	29,300	274,834
Network Equipment Technologies, Inc. (a)	8,400	31,668
PC-Tel, Inc. (a)(b)	10,200	78,234
Symmetricom, Inc. (a)(b)	11,638	71,341
Tekelec (a)	37,200	302,064
Tollgrade Communications, Inc. (a)	3,200	32,256

		2,827,585

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)(b)	15,838	353,187
Hutchinson Technology, Inc. (a)(b)	12,900	36,378
Intermec, Inc. (a)	26,100	281,619
Intevac, Inc. (a)(b)	7,400	91,982
Super Micro Computer, Inc. (a)	6,200	99,448

		862,614

CONSTRUCTION & ENGINEERING — 1.6%
Comfort Systems USA, Inc.	20,587	289,659
Dycom Industries, Inc. (a)	19,255	333,882
EMCOR Group, Inc. (a)	36,100	1,118,017
Insituform Technologies, Inc. (Class A) (a)(b)	21,400	572,450

		2,314,008

CONSTRUCTION MATERIALS — 1.0%
Eagle Materials, Inc. (b)	16,592	502,074
Headwaters, Inc. (a)	33,300	196,470
Texas Industries, Inc. (b)	15,074	681,797

		1,380,341

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	19,416	192,801

DISTRIBUTORS — 0.5%
Audiovox Corp. (Class A) (a)	10,200	81,600
Pool Corp. (b)	26,558	640,313

		721,913

DIVERSIFIED CONSUMER SERVICES — 0.4%
Corinthian Colleges, Inc. (a)(b)	46,400	205,088
Hillenbrand, Inc. (b)	18,756	403,254

		608,342

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Interactive Brokers Group, Inc. (Class A)	22,900	363,881

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Cincinnati Bell, Inc. (a)(b)	108,100	289,708
General Communication, Inc. (Class A) (a)	9,000	98,460

		388,168

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc. (b)	16,944	660,308
Central Vermont Public Service Corp. (b)	7,150	166,523
El Paso Electric Co. (a)	12,800	389,120
UIL Holdings Corp. (b)	27,451	837,805
Unisource Energy Corp. (b)	19,761	713,965

		2,767,721

ELECTRICAL EQUIPMENT — 1.5%
AZZ, Inc. (b)	2,300	104,880
Belden, Inc.	13,900	521,945
Brady Corp. (Class A)	28,504	1,017,308
Encore Wire Corp. (b)	10,311	250,970
Powell Industries, Inc. (a)(b)	4,900	193,256

		2,088,359

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Agilysys, Inc. (a)(b)	10,800	61,992
Anixter International, Inc. (b)	15,400	1,076,306
Benchmark Electronics, Inc. (a)	33,207	629,937
Brightpoint, Inc. (a)	36,900	399,996
Checkpoint Systems, Inc. (a)	21,772	489,435
Cognex Corp.	9,700	274,025
CTS Corp.	18,736	202,349
Daktronics, Inc. (b)	11,000	118,250
Electro Scientific Industries, Inc. (a)	8,500	147,560
FARO Technologies, Inc. (a)	4,400	176,000
Gerber Scientific, Inc. (a)(b)	13,800	129,168
Insight Enterprises, Inc. (a)	25,200	429,156
LoJack Corp. (a)	6,400	30,016
Methode Electronics, Inc. (Class A)	20,230	244,378
MTS Systems Corp. (b)	4,219	192,175
Newport Corp. (a)	9,300	165,819
Park Electrochemical Corp.	7,286	234,974
Plexus Corp. (a)(b)	9,300	326,058
Pulse Electronics Corp.	15,253	92,281
RadiSys Corp. (a)	7,700	66,682
Rofin-Sinar Technologies, Inc. (a)(b)	9,491	374,894
Rogers Corp. (a)	5,600	252,336
Scansource, Inc. (a)	14,621	555,452
SYNNEX Corp. (a)(b)	12,910	422,544

		7,091,783

ENERGY EQUIPMENT & SERVICES — 3.2%
Basic Energy Services, Inc. (a)	7,700	196,427
Bristow Group, Inc. (a)	19,746	933,986
Gulf Island Fabrication, Inc.	7,871	253,210
Hornbeck Offshore Services, Inc. (a)	12,687	391,394
ION Geophysical Corp. (a)(b)	42,600	540,594
Lufkin Industries, Inc.	7,500	701,025
Matrix Service Co. (a)	14,500	201,550
Pioneer Drilling Co. (a)	29,500	407,100
SEACOR Holdings, Inc.	3,801	351,440
Tetra Technologies, Inc. (a)	41,700	642,180

		4,618,906

FOOD & STAPLES RETAILING — 1.4%
Casey’s General Stores, Inc. (b)	20,613	803,907
Nash Finch Co. (b)	6,576	249,494
Spartan Stores, Inc.	12,437	183,943
The Andersons, Inc. (b)	4,695	228,740

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

United Natural Foods, Inc. (a)	10,500	$470,610

		1,936,694

FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	10,900	204,593
Cal-Maine Foods, Inc. (b)	2,680	79,060
Diamond Foods, Inc.	4,800	267,840
Hain Celestial Group, Inc. (a)(b)	14,137	456,342
J&J Snack Foods Corp.	3,200	150,624
Sanderson Farms, Inc. (b)	10,180	467,466
Seneca Foods Corp. (a)(b)	4,985	148,902
Snyders-Lance, Inc.	12,300	244,155

		2,018,982

GAS UTILITIES — 2.9%
New Jersey Resources Corp. (b)	22,537	967,964
Northwest Natural Gas Co. (b)	9,305	429,240
Piedmont Natural Gas Co., Inc.	25,169	763,879
South Jersey Industries, Inc. (b)	9,213	515,652
Southwest Gas Corp.	24,893	970,080
The Laclede Group, Inc.	12,143	462,648

		4,109,463

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Analogic Corp.	2,894	163,655
Cantel Medical Corp.	2,200	56,650
CONMED Corp. (a)(b)	15,432	405,553
CryoLife, Inc. (a)	9,300	56,730
Greatbatch, Inc. (a)(b)	5,500	145,530
ICU Medical, Inc. (a)	3,300	144,474
Invacare Corp.	17,665	549,735
Meridian Bioscience, Inc.	9,400	225,506
Merit Medical Systems, Inc. (a)	6,400	125,568
Natus Medical, Inc. (a)	6,700	112,560
Palomar Medical Technologies, Inc. (a)(b)	7,300	108,405
SurModics, Inc. (a)	4,300	53,750
Symmetry Medical, Inc. (a)	19,600	192,080
West Pharmaceutical Services, Inc. (b)	10,300	461,131

		2,801,327

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Amedisys, Inc. (a)(b)	16,000	560,000
AMERIGROUP Corp. (a)(b)	10,500	674,625
AMN Healthcare Services, Inc. (a)(b)	21,500	186,190
AmSurg Corp. (a)	16,900	429,936
Centene Corp. (a)	26,900	887,162
Cross Country Healthcare, Inc. (a)	17,154	134,316
Gentiva Health Services, Inc. (a)	16,210	454,366
Hanger Orthopedic Group, Inc. (a)	17,827	464,037
Healthways, Inc. (a)	18,500	284,345
LCA-Vision, Inc. (a)	6,600	44,550
LHC Group, Inc. (a)(b)	2,900	87,000
Magellan Health Services, Inc. (a)	6,249	306,701
Medcath Corp. (a)(b)	11,091	154,719
Molina Healthcare, Inc. (a)	9,325	373,000
PharMerica Corp. (a)	16,100	184,184
PSS World Medical, Inc. (a)(b)	13,900	377,385
RehabCare Group, Inc. (a)	13,531	498,888

		6,101,404

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	9,100	138,684

HOTELS, RESTAURANTS & LEISURE — 1.7%
Jack in the Box, Inc. (a)(b)	27,658	627,283
Marcus Corp.	11,844	129,100
Monarch Casino & Resort, Inc. (a)	4,000	41,600
Multimedia Games Holding Co., Inc. (a)	14,700	84,231
O’Charleys, Inc. (a)(b)	10,400	62,088
Papa John’s International, Inc. (a)	4,900	155,183
Pinnacle Entertainment, Inc. (a)(b)	18,900	257,418
Red Robin Gourmet Burgers, Inc. (a)(b)	8,500	228,650
Ruby Tuesday, Inc. (a)	35,248	462,101
Ruth’s Hospitality Group, Inc. (a)(b)	17,000	87,720
Shuffle Master, Inc. (a)	13,300	142,044
Sonic Corp. (a)(b)	21,000	190,050

		2,467,468

HOUSEHOLD DURABLES — 1.4%
Blyth, Inc.	2,999	97,437
Ethan Allen Interiors, Inc. (b)	15,600	341,640
Helen of Troy, Ltd. (a)	16,694	490,804
La-Z-Boy, Inc. (a)(b)	28,367	270,905
M/I Homes, Inc. (a)(b)	10,171	152,463
Meritage Homes Corp. (a)(b)	17,462	421,358
Skyline Corp. (b)	2,561	51,348
Standard Pacific Corp. (a)(b)	53,612	199,973

		2,025,928

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)	28,587	263,286
WD-40 Co. (b)	4,155	175,923

		439,209

INDUSTRIAL CONGLOMERATES — 0.4%
Standex International Corp.	6,841	259,205
Tredegar Corp.	12,517	270,117

		529,322

INSURANCE — 4.3%
AMERISAFE, Inc. (a)	9,849	217,761
Delphi Financial Group, Inc.	29,522	906,621
Employers Holdings, Inc.	20,972	433,282
Horace Mann Educators Corp.	21,402	359,554
Infinity Property & Casualty Corp.	6,711	399,237
Meadowbrook Insurance Group, Inc.	20,000	207,000
National Financial Partners Corp. (a)(b)	12,924	190,629
Presidential Life Corp.	11,757	112,044
ProAssurance Corp. (a)	16,513	1,046,429
RLI Corp. (b)	9,053	521,906
Safety Insurance Group, Inc.	8,193	377,779
Selective Insurance Group, Inc.	29,177	504,762
Stewart Information Services Corp.	10,084	105,680
The Navigators Group, Inc. (a)	6,718	345,977
Tower Group, Inc. (b)	9,400	225,882
United Fire & Casualty Co.	11,559	233,607

		6,188,150

INTERNET & CATALOG RETAIL — 0.1%
NutriSystem, Inc. (b)	7,500	108,675

INTERNET SOFTWARE & SERVICES — 0.7%
DealerTrack Holdings, Inc. (a)	8,700	199,752

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

InfoSpace, Inc. (a)	19,833	$171,754
LogMeIn, Inc. (a)	4,100	172,856
The Knot, Inc. (a)(b)	9,400	113,270
United Online, Inc.	47,868	301,808

		959,440

IT SERVICES — 1.3%
CACI International, Inc. (Class A) (a)	16,551	1,014,908
CIBER, Inc. (a)	38,346	256,918
Heartland Payment Systems, Inc. (b)	20,900	366,377
Integral Systems Inc. (a)(b)	5,200	63,284
NCI, Inc. (Class A) (a)	1,700	41,429
StarTek, Inc. (a)(b)	6,600	33,264
TeleTech Holdings, Inc. (a)	5,200	100,776

		1,876,956

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)	6,700	104,185
Brunswick Corp. (b)	24,200	615,406
Callaway Golf Co.	34,969	238,489
JAKKS Pacific, Inc. (a)(b)	9,061	175,330
RC2 Corp. (a)	7,109	199,763

		1,333,173

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	38,800	202,148
Cambrex Corp. (a)	16,200	89,100
eResearch Technology, Inc. (a)(b)	12,600	85,302
Kendle International, Inc. (a)	8,200	87,822

		464,372

MACHINERY — 5.5%
Actuant Corp. (Class A)	37,100	1,075,900
Albany International Corp. (Class A)	15,102	376,040
Astec Industries, Inc. (a)(b)	10,700	399,003
Badger Meter, Inc. (b)	3,700	152,477
Barnes Group, Inc. (b)	24,484	511,226
Briggs & Stratton Corp. (b)	27,433	621,357
Cascade Corp. (b)	3,217	143,414
CIRCOR International, Inc.	4,900	230,398
CLARCOR, Inc.	14,100	633,513
ESCO Technologies, Inc.	8,100	309,015
Federal Signal Corp. (b)	33,854	220,389
John Bean Technologies Corp.	6,800	130,764
Kaydon Corp.	11,559	452,997
Lydall, Inc. (a)(b)	9,400	83,566
Mueller Industries, Inc.	20,574	753,420
Robbins & Myers, Inc.	14,735	677,663
The Toro Co.	7,254	480,360
Watts Water Technologies, Inc. (b)	15,932	608,443

		7,859,945

MEDIA — 0.7%
Live Nation Entertainment, Inc. (a)	85,000	850,000
The E.W. Scripps Co. (Class A) (a)(b)	10,343	102,396

		952,396

METALS & MINING — 1.3%
A.M. Castle & Co. (a)	9,200	173,696
AMCOL International Corp. (b)	7,150	257,257
Century Aluminum Co. (a)(b)	19,338	361,234
Kaiser Aluminum Corp. (b)	7,999	393,951
Materion Corp. (a)	3,900	159,120
Olympic Steel, Inc. (b)	4,956	162,606
RTI International Metals, Inc. (a)	10,500	327,075

		1,834,939

MULTI-UTILITIES — 1.2%
Avista Corp.	30,953	715,943
CH Energy Group, Inc. (b)	8,478	428,478
NorthWestern Corp.	19,696	596,789

		1,741,210

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (b)	21,520	286,646
Tuesday Morning Corp. (a)(b)	20,100	98,490

		385,136

OIL, GAS & CONSUMABLE FUELS — 3.5%
GeoResources, Inc. (a)(b)	2,100	65,667
Holly Corp.	23,993	1,457,815
Penn Virginia Corp. (b)	24,800	420,608
Petroleum Development Corp. (a)(b)	8,400	403,284
Petroquest Energy, Inc. (a)	17,400	162,864
Stone Energy Corp. (a)	11,452	382,153
Swift Energy Co. (a)	14,600	623,128
World Fuel Services Corp.	37,700	1,530,997

		5,046,516

PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp. (a)	6,200	504,680
Deltic Timber Corp. (b)	3,300	220,572
Neenah Paper, Inc.	8,127	178,550
Wausau Paper Corp.	26,942	205,837

		1,109,639

PERSONAL PRODUCTS — 0.1%
Prestige Brands Holdings, Inc. (a)	16,200	186,300

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	7,159	105,882
Heidrick & Struggles International, Inc.	9,619	267,697
Insperity, Inc.	6,100	185,318
Kelly Services, Inc. (Class A) (a)	15,421	334,790
Navigant Consulting, Inc. (a)	28,100	280,719
On Assignment, Inc. (a)	20,100	190,146
School Specialty, Inc. (a)(b)	8,812	126,011
SFN Group, Inc. (a)	27,800	391,702
TrueBlue, Inc. (a)	13,800	231,702

		2,113,967

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust (b)	9,049	171,207
BioMed Realty Trust, Inc.	37,832	719,565
Cedar Shopping Centers, Inc.	25,856	155,912
Colonial Properties Trust	26,373	507,680
DiamondRock Hospitality Co.	49,892	557,294
EastGroup Properties, Inc. (b)	6,340	278,770
Entertainment Properties Trust	12,889	603,463
Extra Space Storage, Inc.	23,000	476,330
Franklin Street Properties Corp. (b)	38,071	535,659
Getty Realty Corp.	4,800	109,824
Healthcare Realty Trust, Inc.	23,395	531,066
Home Properties, Inc. (b)	8,672	511,214
Inland Real Estate Corp. (b)	27,852	265,708
Kilroy Realty Corp. (b)	16,105	625,357

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Kite Realty Group Trust	34,829	$184,942
LaSalle Hotel Properties	26,000	702,000
Lexington Realty Trust	41,593	388,895
LTC Properties, Inc.	8,140	230,688
Medical Properties Trust, Inc. (b)	23,174	268,123
Mid-America Apartment Communities, Inc.	7,900	507,180
National Retail Properties, Inc.	17,777	464,513
Parkway Properties, Inc.	12,058	204,986
Pennsylvania Real Estate Investment Trust	15,788	225,295
Post Properties, Inc.	14,593	572,775
PS Business Parks, Inc.	5,014	290,511
Saul Centers, Inc.	2,523	112,400
Sovran Self Storage, Inc.	9,181	363,109
Universal Health Realty Income Trust	3,784	153,365
Urstadt Biddle Properties, Inc. (Class A)	6,263	119,122

		10,836,953

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	7,536	143,335

ROAD & RAIL — 0.9%
Arkansas Best Corp.	13,894	360,132
Heartland Express, Inc. (b)	15,800	277,448
Knight Transportation, Inc. (b)	17,200	331,100
Old Dominion Freight Line, Inc. (a)	11,000	385,990

		1,354,670

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	13,500	220,725
ATMI, Inc. (a)	11,000	207,680
Brooks Automation, Inc. (a)(b)	35,607	488,884
Cabot Microelectronics Corp. (a)	4,100	214,225
Cohu, Inc.	9,015	138,471
Cymer, Inc. (a)(b)	9,570	541,471
DSP Group, Inc. (a)	12,852	98,960
Exar Corp. (a)	10,200	61,404
FEI Co. (a)	12,100	408,012
Microsemi Corp. (a)	23,800	492,898
MKS Instruments, Inc.	17,681	588,777
Pericom Semiconductor Corp. (a)	5,800	60,146
Rudolph Technologies, Inc. (a)	10,200	111,588
Sigma Designs, Inc. (a)(b)	5,200	67,340
Standard Microsystems Corp. (a)	7,200	177,552
Supertex, Inc. (a)(b)	4,500	100,260
Tessera Technologies, Inc. (a)	11,400	208,164
Ultratech, Inc. (a)	7,000	205,800

		4,392,357

SOFTWARE — 0.6%
Epicor Software Corp. (a)	9,871	109,272
EPIQ Systems, Inc. (b)	17,000	244,120
Take-Two Interactive Software, Inc. (a)(b)	25,602	393,503
THQ, Inc. (a)(b)	37,400	170,544

		917,439

SPECIALTY RETAIL — 3.6%
Big 5 Sporting Goods Corp.	5,652	67,372
Brown Shoe Co., Inc. (b)	23,855	291,508
Christopher & Banks Corp.	19,360	125,453
Coldwater Creek, Inc. (a)(b)	33,000	87,120
Genesco, Inc. (a)	5,574	224,075
Group 1 Automotive, Inc. (b)	12,924	553,147
Haverty Furniture Cos., Inc. (b)	10,194	135,172
Hot Topic, Inc.	24,558	139,981
Lithia Motors, Inc. (Class A)	11,900	173,502
MarineMax, Inc. (a)(b)	12,131	119,612
Midas, Inc. (a)(b)	7,800	59,826
OfficeMax, Inc. (a)	45,940	594,463
Pep Boys-Manny, Moe & Jack (b)	28,515	362,426
Sonic Automotive, Inc. (Class A) (b)	19,382	271,542
Stage Stores, Inc.	19,820	380,940
Stein Mart, Inc.	14,785	149,476
The Cato Corp. (Class A) (b)	6,132	150,234
The Children’s Place Retail Stores, Inc. (a)(b)	7,578	377,612
The Finish Line, Inc. (Class A)	9,367	185,935
The Men’s Wearhouse, Inc. (b)	12,867	348,181
Vitamin Shoppe, Inc. (a)	8,900	301,087
Zale Corp. (a)	12,700	50,673

		5,149,337

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
K-Swiss, Inc. (Class A) (a)(b)	14,900	167,923
Liz Claiborne, Inc. (a)(b)	34,857	187,879
Movado Group, Inc. (a)	9,552	140,223
Oxford Industries, Inc. (b)	3,555	121,545
Perry Ellis International, Inc. (a)	2,967	81,652
Quiksilver, Inc. (a)(b)	71,000	313,820
Skechers U.S.A., Inc. (a)(b)	18,490	379,785
Wolverine World Wide, Inc.	11,542	430,286

		1,823,113

THRIFTS & MORTGAGE FINANCE — 0.8%
Bank Mutual Corp. (b)	25,139	106,338
Brookline Bancorp, Inc.	32,033	337,308
Dime Community Bancshares	8,482	125,194
Provident Financial Services, Inc. (b)	18,780	277,944
TrustCo Bank Corp. NY	42,237	250,465

		1,097,249

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	47,845	192,337

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	20,569	684,125
Kaman Corp. (Class A)	14,205	500,016
Lawson Products, Inc. (b)	2,207	50,849

		1,234,990

WATER UTILITIES — 0.1%
American States Water Co. (b)	4,753	170,443

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	7,329	134,927
USA Mobility, Inc.	7,432	107,690

		242,617

TOTAL COMMON STOCKS —
(Cost $135,952,378)		142,514,748

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfoilio (c)(d)	22,714,127	$22,714,127
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	226,387	226,387

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,940,514)		22,940,514

TOTAL INVESTMENTS — 115.9% (f)
(Cost $158,892,892)		165,455,262
OTHER ASSETS & LIABILITIES — (15.9)%		(22,735,609)

NET ASSETS — 100.0%		$142,719,653

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DJ Global Titans ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.4%
BHP Billiton, Ltd. ADR	38,575	$3,698,571

BRAZIL — 1.1%
Petroleo Brasileiro SA ADR	49,120	1,745,725

FRANCE — 4.3%
BNP Paribas	23,023	1,686,199
Sanofi-Aventis SA ADR	50,738	1,786,992
Total SA ADR	51,337	3,130,017

		6,603,208

GERMANY — 3.6%
Allianz SE	10,427	1,465,342
E.ON AG	46,140	1,411,035
Siemens AG ADR	19,940	2,738,560

		5,614,937

ITALY — 1.0%
Eni SpA ADR (a)	30,301	1,488,688

JAPAN — 2.7%
Mitsubishi UFJ Financial Group, Inc. ADR	324,105	1,490,883
Toyota Motor Corp. ADR	34,375	2,758,594

		4,249,477

NETHERLANDS ANTILLES — 1.9%
Schlumberger, Ltd.	31,469	2,934,799

RUSSIA — 1.5%
Gazprom OAO ADR	69,475	2,248,906

SOUTH KOREA — 1.4%
Samsung Electronics Co., Ltd. GDR (b)	4,935	2,102,803

SPAIN — 2.9%
Banco Santander SA ADR	191,952	2,249,678
Telefonica SA ADR	91,714	2,313,027

		4,562,705

SWITZERLAND — 6.4%
Nestle SA	79,670	4,585,042
Novartis AG ADR	56,551	3,073,547
Roche Holding AG	16,191	2,321,975

		9,980,564

UNITED KINGDOM — 10.4%
BP PLC ADR (a)	72,726	3,210,126
GlaxoSmithKline PLC ADR	59,877	2,299,875
HSBC Holdings PLC ADR	80,925	4,191,915
Royal Dutch Shell PLC ADR	40,934	2,982,451
Vodafone Group PLC ADR	119,452	3,434,245

		16,118,612

UNITED STATES — 60.1%
Abbott Laboratories	35,519	1,742,207
Apple, Inc. (c)	21,063	7,339,402
AT&T, Inc.	137,165	4,197,249
Bank of America Corp.	231,757	3,089,321
Chevron Corp.	46,056	4,947,796
Cisco Systems, Inc.	127,785	2,191,513
ConocoPhillips	31,355	2,504,010
Exxon Mobil Corp.	116,059	9,764,044
General Electric Co.	246,352	4,939,358
Google, Inc. (Class A) (c)	5,734	3,361,328
Hewlett-Packard Co.	49,893	2,044,116
Intel Corp.	126,072	2,542,872
International Business Machines Corp.	28,019	4,569,058
Johnson & Johnson	62,827	3,722,500
JPMorgan Chase & Co.	90,440	4,169,284
Merck & Co., Inc.	70,888	2,340,013
Microsoft Corp.	171,783	4,356,417
Oracle Corp.	88,427	2,950,809
PepsiCo, Inc.	36,691	2,363,267
Pfizer, Inc.	185,170	3,760,803
Philip Morris International, Inc.	41,276	2,708,944
Procter & Gamble Co.	64,314	3,961,742
The Coca-Cola Co.	49,276	3,269,463
The Goldman Sachs Group, Inc.	9,916	1,571,388
Verizon Communications, Inc.	65,189	2,512,384
Wal-Mart Stores, Inc.	46,593	2,425,166

		93,344,454

TOTAL COMMON STOCKS —
(Cost $157,431,577)		154,693,449

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,415,804	2,415,804
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	67,554	67,554

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,483,358)		2,483,358

TOTAL INVESTMENTS — 101.3% (g)
(Cost $159,914,935)		157,176,807
OTHER ASSETS & LIABILITIES — (1.3)%		(1,967,923)

NET ASSETS — 100.0%		$155,208,884

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
DIVERSIFIED REITS — 7.8%
Colonial Properties Trust (a)	369,138	$7,105,906
Cousins Properties, Inc. (a)	429,723	3,588,187
Liberty Property Trust (a)	538,122	17,704,214
PS Business Parks, Inc.	90,373	5,236,212
Vornado Realty Trust	855,942	74,894,925
Washington Real Estate Investment Trust (a)	304,573	9,469,175

		117,998,619

INDUSTRIAL REITS — 6.5%
AMB Property Corp. (a)	799,058	28,742,116
DCT Industrial Trust, Inc. (a)	1,152,198	6,394,699
DuPont Fabros Technology, Inc. (a)	281,416	6,824,338
EastGroup Properties, Inc. (a)	128,027	5,629,347
First Industrial Realty Trust, Inc. (a)(b)	315,572	3,752,151
First Potomac Realty Trust (a)	237,303	3,737,522
ProLogis	2,703,683	43,204,855

		98,285,028

OFFICE REITS — 17.2%
Alexandria Real Estate Equities, Inc.	262,910	20,499,093
BioMed Realty Trust, Inc. (a)	621,666	11,824,087
Boston Properties, Inc.	658,482	62,457,018
Brandywine Realty Trust	638,884	7,756,052
CommonWealth REIT	342,552	8,896,075
Corporate Office Properties Trust (a)	318,087	11,495,664
Digital Realty Trust, Inc. (a)	429,864	24,992,293
Douglas Emmett, Inc. (a)	586,783	11,002,181
Duke Realty Corp. (a)	1,197,965	16,783,490
Franklin Street Properties Corp. (a)	342,194	4,814,670
Highwoods Properties, Inc. (a)	340,116	11,907,461
Kilroy Realty Corp. (a)	248,444	9,647,081
Mack-Cali Realty Corp. (a)	408,096	13,834,454
Parkway Properties, Inc. (a)	104,014	1,768,238
Piedmont Office Realty Trust, Inc. (Class A) (a)	820,335	15,922,702
SL Green Realty Corp. (a)	370,469	27,859,269

		261,459,828

RESIDENTIAL REITS — 17.5%
American Campus Communities, Inc. (a)	317,243	10,469,019
Apartment Investment & Management Co. (Class A)	555,227	14,141,632
AvalonBay Communities, Inc.	404,660	48,591,573
BRE Properties, Inc.	307,624	14,513,700
Camden Property Trust	326,306	18,540,707
Education Realty Trust, Inc. (a)	334,236	2,683,915
Equity Lifestyle Properties, Inc.	146,453	8,443,015
Equity Residential	1,344,376	75,836,250
Essex Property Trust, Inc. (a)	148,906	18,464,344
Home Properties, Inc. (a)	178,168	10,503,004
Mid-America Apartment Communities, Inc. (a)	162,399	10,426,016
Post Properties, Inc.	230,258	9,037,626
Sun Communities, Inc. (a)	91,237	3,252,599
UDR, Inc. (a)	865,361	21,088,848

		265,992,248

RETAIL REITS — 24.7%
Acadia Realty Trust (a)	190,610	3,606,341
Alexander’s, Inc. (a)	16,400	6,673,980
CBL & Associates Properties, Inc. (a)	655,023	11,410,501
Cedar Shopping Centers, Inc. (a)	243,691	1,469,457
Developers Diversified Realty Corp.	921,209	12,896,926
Equity One, Inc. (a)	276,381	5,187,671
Federal Realty Investment Trust	289,470	23,609,173
General Growth Properties, Inc. (b)	1,868,596	28,925,866
Inland Real Estate Corp. (a)	359,133	3,426,129
Kimco Realty Corp.	1,908,887	35,008,987
Kite Realty Group Trust (a)	298,699	1,586,092
Pennsylvania Real Estate Investment Trust	262,782	3,749,899
Ramco-Gershenson Properties Trust (a)	180,079	2,256,390
Regency Centers Corp. (a)	388,623	16,897,328
Saul Centers, Inc. (a)	36,605	1,630,753
Simon Property Group, Inc.	1,391,308	149,092,565
Tanger Factory Outlet Centers, Inc. (a)	382,783	10,044,226
Taubman Centers, Inc. (a)	259,349	13,895,919
The Macerich Co.	616,422	30,531,382
Weingarten Realty Investors (a)	568,280	14,241,097

		376,140,682

SPECIALIZED REITS — 26.1%
Ashford Hospitality Trust, Inc. (a)	278,100	3,064,662
DiamondRock Hospitality Co.	786,641	8,786,780
Extra Space Storage, Inc. (a)	410,689	8,505,369
FelCor Lodging Trust, Inc. (b)	460,405	2,822,283
HCP, Inc.	1,762,789	66,880,215
Health Care REIT, Inc.	817,683	42,879,296
Healthcare Realty Trust, Inc. (a)	306,096	6,948,379
Hersha Hospitality Trust	713,548	4,238,475
Hospitality Properties Trust	586,197	13,570,461
Host Hotels & Resorts, Inc.	3,164,093	55,719,678
LaSalle Hotel Properties	347,086	9,371,322
Nationwide Health Properties, Inc.	599,835	25,510,982
Public Storage	670,040	74,314,136
Senior Housing Properties Trust	674,030	15,529,651
Sovran Self Storage, Inc.	130,585	5,164,637
Sunstone Hotel Investors, Inc. (b)	559,290	5,699,165
U-Store-It Trust (a)	401,596	4,224,790
Universal Health Realty Income Trust (a)	55,388	2,244,876
Ventas, Inc.	773,680	42,010,824

		397,485,981

TOTAL COMMON STOCKS —
(Cost $1,480,661,812)		1,517,362,386

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	155,157,819	155,157,819

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,124,414	$2,124,414

TOTAL SHORT TERM INVESTMENTS —
(Cost $157,282,233)		157,282,233

TOTAL INVESTMENTS — 110.2% (f)
(Cost $1,637,944,045)		1,674,644,619
OTHER ASSETS & LIABILITIES — (10.2)%		(154,351,174)

NET ASSETS — 100.0%		$1,520,293,445

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR KBW Bank ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 8.0%
Northern Trust Corp.	692,020	$35,120,015
State Street Corp. (a)	1,074,044	48,267,537
The Bank of New York Mellon Corp.	2,383,140	71,184,392

		154,571,944

CONSUMER FINANCE — 4.2%
Capital One Financial Corp.	1,558,398	80,974,360

DIVERSIFIED BANKS — 16.5%
Comerica, Inc. (b)	1,806,184	66,323,077
U.S. Bancorp	4,347,456	114,903,262
Wells Fargo & Co.	4,323,472	137,054,062

		318,280,401

OTHER DIVERSIFIED FINANCIAL SERVICES — 22.9%
Bank of America Corp.	10,155,871	135,377,761
Citigroup, Inc. (c)	30,680,202	135,606,493
JPMorgan Chase & Co.	3,679,430	169,621,723

		440,605,977

REGIONAL BANKS — 41.8%
BB&T Corp. (b)	2,547,735	69,935,326
Commerce Bancshares, Inc.	989,380	40,010,527
Cullen/Frost Bankers, Inc. (b)	695,310	41,037,196
Fifth Third Bancorp	6,930,446	96,194,591
Huntington Bancshares, Inc.	13,750,488	91,303,240
Keycorp	7,203,671	63,968,598
M&T Bank Corp. (b)	864,704	76,500,363
PNC Financial Services Group, Inc.	1,227,536	77,322,493
Regions Financial Corp.	11,977,962	86,960,004
SunTrust Banks, Inc.	3,014,543	86,939,420
Zions Bancorporation (b)	3,262,201	75,226,355

		805,398,113

THRIFTS & MORTGAGE FINANCE — 6.4%
First Niagara Financial Group, Inc. (b)	1,961,103	26,631,779
New York Community Bancorp, Inc. (b)	4,010,227	69,216,518
People’s United Financial, Inc.	2,274,435	28,612,392

		124,460,689

TOTAL COMMON STOCKS —
(Cost $2,060,450,978)		1,924,291,484

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	42,801,140	42,801,140
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	1,892,536	1,892,536

TOTAL SHORT TERM INVESTMENTS —
(Cost $44,693,676)		44,693,676

TOTAL INVESTMENTS — 102.1% (g)
(Cost $2,105,144,654)		1,968,985,160
OTHER ASSETS & LIABILITIES — (2.1)%		(41,326,652)

NET ASSETS — 100.0%		$1,927,658,508

(a)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Capital Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 28.2%
Franklin Resources, Inc.	27,399	$3,427,067
Janus Capital Group, Inc. (a)	267,912	3,340,863
Legg Mason, Inc.	80,550	2,907,050
SEI Investments Co.	124,441	2,971,651
State Street Corp. (b)	126,913	5,703,470
T. Rowe Price Group, Inc. (a)	58,246	3,868,699

		22,218,800

INVESTMENT BANKING & BROKERAGE — 53.1%
Greenhill & Co., Inc.	19,455	1,279,944
Investment Technology Group, Inc. (c)	92,355	1,679,937
Jefferies Group, Inc.	134,059	3,343,431
Knight Capital Group, Inc. (Class A) (a)(c)	143,877	1,927,952
Lazard, Ltd. (Class A)	94,551	3,931,431
Morgan Stanley	211,433	5,776,350
optionsXpress Holdings, Inc. (a)	159,744	2,924,913
Piper Jaffray Co., Inc. (a)(c)	25,865	1,071,587
Raymond James Financial, Inc.	96,996	3,709,127
Stifel Financial Corp. (a)(c)	39,081	2,805,625
TD Ameritrade Holding Corp. (a)	158,589	3,309,752
The Charles Schwab Corp.	259,643	4,681,363
The Goldman Sachs Group, Inc.	33,942	5,378,789

		41,820,201

SPECIALIZED FINANCE — 18.5%
CME Group, Inc.	15,609	4,706,894
Interactive Brokers Group, Inc. (Class A)	84,082	1,336,063
Intercontinental Exchange, Inc. (c)	25,015	3,090,353
NYSE Euronext	91,869	3,231,033
The NASDAQ OMX Group, Inc. (c)	84,982	2,195,935

		14,560,278

TOTAL COMMON STOCKS —
(Cost $95,631,022)		78,599,279

SHORT TERM INVESTMENTS — 10.7%
MONEY MARKET FUNDS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,301,142	8,301,142
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	166,507	166,507

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,467,649)		8,467,649

TOTAL INVESTMENTS — 110.5% (g)
(Cost $104,098,671)		87,066,928
OTHER ASSETS & LIABILITIES — (10.5)%		(8,277,494)

NET ASSETS — 100.0%		$78,789,434

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Insurance ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.7%
Ameriprise Financial, Inc.	163,135	$9,964,286

INSURANCE BROKERS — 9.4%
AON Corp.	214,898	11,380,998
Marsh & McLennan Cos., Inc.	282,024	8,407,135

		19,788,133

LIFE & HEALTH INSURANCE — 35.0%
AFLAC, Inc.	268,040	14,147,151
Lincoln National Corp.	291,446	8,755,038
MetLife, Inc.	431,173	19,286,368
Principal Financial Group, Inc.	282,493	9,070,850
Prudential Financial, Inc.	227,523	14,010,867
Unum Group	308,165	8,089,331

		73,359,605

MULTI-LINE INSURANCE — 11.0%
Assurant, Inc.	139,246	5,362,364
Genworth Financial, Inc. (Class A) (a)	678,905	9,138,061
Hartford Financial Services Group, Inc.	315,346	8,492,268

		22,992,693

PROPERTY & CASUALTY INSURANCE — 28.5%
Axis Capital Holdings, Ltd.	177,039	6,182,202
Chubb Corp. (b)	120,697	7,399,933
Cincinnati Financial Corp. (b)	190,734	6,256,075
Fidelity National Financial, Inc. (Class A) (b)	254,523	3,596,410
MBIA, Inc. (a)(b)	557,326	5,595,553
The Allstate Corp.	225,236	7,158,000
The Progressive Corp.	347,302	7,338,492
The Travelers Cos., Inc.	273,921	16,292,821

		59,819,486

REINSURANCE — 7.7%
Arch Capital Group, Ltd. (a)	35,603	3,531,461
Everest Re Group, Ltd.	52,755	4,651,936
XL Group PLC	322,161	7,925,161

		16,108,558

THRIFTS & MORTGAGE FINANCE — 3.5%
MGIC Investment Corp. (a)	823,951	7,324,924

TOTAL COMMON STOCKS —
(Cost $213,120,632)		209,357,685

SHORT TERM INVESTMENTS — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,702,110	10,702,110
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	234,190	234,190

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,936,300)		10,936,300

TOTAL INVESTMENTS — 105.0% (f)
(Cost $224,056,932)		220,293,985
OTHER ASSETS & LIABILITIES — (5.0)%		(10,512,979)

NET ASSETS — 100.0%		$209,781,006

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
COMMERCIAL BANKS — 9.2%
Popular, Inc. (a)	94,805	$275,882
United Community Banks, Inc. (a)(b)	43,532	103,171

		379,053

DIVERSIFIED FINANCIAL SERVICES — 3.9%
PHH Corp. (a)(b)	7,450	162,187

HOUSEHOLD DURABLES — 35.4%
D.R. Horton, Inc. (b)	25,199	293,569
KB HOME (b)	9,422	117,210
Lennar Corp. (Class A) (b)	11,102	201,168
M.D.C. Holdings, Inc. (b)	4,601	116,635
Meritage Homes Corp. (a)(b)	7,231	174,484
Pulte Group, Inc. (a)	26,732	197,817
Ryland Group, Inc. (b)	5,259	83,618
Toll Brothers, Inc. (a)(b)	13,804	272,905

		1,457,406

INSURANCE — 13.9%
Fidelity National Financial, Inc. (Class A) (b)	10,591	149,651
First American Financial Corp. (b)	12,417	204,880
Old Republic International Corp. (b)	17,237	218,738

		573,269

IT SERVICES — 4.0%
Lender Processing Services, Inc. (b)	5,113	164,588

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
Avatar Holdings, Inc. (a)(b)	5,551	109,854

THRIFTS & MORTGAGE FINANCE — 30.9%
Astoria Financial Corp. (b)	10,152	145,884
Capitol Federal Financial, Inc.	13,951	157,228
Hudson City Bancorp, Inc. (b)	33,014	319,575
MGIC Investment Corp. (a)(b)	17,091	151,939
Ocwen Financial Corp. (a)(b)	15,046	165,807
Radian Group, Inc.	16,507	112,413
TFS Financial Corp. (b)	7,377	78,344
Washington Federal, Inc.	8,034	139,309

		1,270,499

TOTAL COMMON STOCKS —
(Cost $4,348,596)		4,116,856

SHORT TERM INVESTMENTS — 29.0%
MONEY MARKET FUNDS — 29.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,193,246	1,193,246
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,192	2,192

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,195,438)		1,195,438

TOTAL INVESTMENTS — 129.0% (f)
(Cost $5,544,034)		5,312,294
OTHER ASSETS & LIABILITIES — (29.0)%		(1,193,558)

NET ASSETS — 100.0%		$4,118,736

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR KBW Regional Banking ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 92.0%
Associated Banc-Corp.	1,231,148	$18,282,548
BancorpSouth, Inc. (a)	508,855	7,861,810
Bank of Hawaii Corp.	295,222	14,117,516
BOK Financial Corp.	219,829	11,360,763
Boston Private Financial Holdings, Inc. (a)	2,393,223	16,920,087
Cathay General Bancorp (a)	848,004	14,458,468
City Holding Co. (a)	326,602	11,548,647
City National Corp.	263,805	15,050,075
Columbia Banking System, Inc. (a)	703,577	13,487,571
Community Bank System, Inc. (a)	609,272	14,787,031
CVB Financial Corp. (a)	1,796,525	16,725,648
East West Bancorp, Inc.	577,896	12,690,596
F.N.B. Corp. (a)	1,268,909	13,374,301
First Commonwealth Financial Corp. (a)	1,570,354	10,756,925
First Financial Bancorp. (a)	917,113	15,306,616
First Horizon National Corp. (a)	904,567	10,140,196
First Midwest Bancorp, Inc. (a)	1,331,671	15,700,401
FirstMerit Corp.	847,988	14,466,675
Fulton Financial Corp.	1,193,469	13,259,441
Glacier Bancorp, Inc. (a)	753,795	11,344,615
Hancock Holding Co.	257,541	8,457,646
IBERIABANK Corp. (a)	194,681	11,706,169
MB Financial, Inc. (a)	766,394	16,063,618
National Penn Bancshares, Inc. (a)	1,652,021	12,786,643
Old National Bancorp (a)	1,281,438	13,737,015
PacWest Bancorp (a)	703,558	15,302,387
Pinnacle Financial Partners, Inc. (a)(b)	942,246	15,584,749
PrivateBancorp, Inc. (a)	653,277	9,988,605
Prosperity Bancshares, Inc. (a)	307,834	13,166,060
S&T Bancorp, Inc. (a)	496,264	10,704,414
Signature Bank (b)	270,094	15,233,302
Sterling Bancshares, Inc.	1,859,294	16,008,521
Susquehanna Bancshares, Inc. (a)	1,482,438	13,860,795
SVB Financial Group (b)	320,351	18,237,582
Synovus Financial Corp. (a)	5,590,486	13,417,166
TCF Financial Corp. (a)	797,768	12,652,601
Texas Capital Bancshares, Inc. (a)(b)	521,309	13,548,821
Trustmark Corp. (a)	540,226	12,652,093
UMB Financial Corp. (a)	232,466	8,683,767
Umpqua Holdings Corp. (a)	1,243,708	14,228,020
United Bankshares, Inc. (a)	458,561	12,161,038
Valley National Bancorp (a)	979,947	13,680,060
Westamerica Bancorporation (a)	175,879	9,034,904
Whitney Holding Corp.	1,337,979	18,223,274
Wilmington Trust Corp. (a)	1,092,924	4,940,016
Wintrust Financial Corp. (a)	496,288	18,238,584

		613,937,780

THRIFTS & MORTGAGE FINANCE — 7.8%
Brookline Bancorp, Inc.	1,212,348	12,766,025
Hudson City Bancorp, Inc.	760,081	7,357,584
Provident Financial Services, Inc. (a)	1,036,415	15,338,942
Webster Financial Corp.	760,062	16,288,129

		51,750,680

TOTAL COMMON STOCKS —
(Cost $790,277,891)		665,688,460

SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	111,059,477	111,059,477
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	531,452	531,452

TOTAL SHORT TERM INVESTMENTS —
(Cost $111,590,929)		111,590,929

TOTAL INVESTMENTS — 116.5% (f)
(Cost $901,868,820)		777,279,389
OTHER ASSETS & LIABILITIES — (16.5)%		(110,132,158)

NET ASSETS — 100.0%		$667,147,231

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 16.8%
Cisco Systems, Inc.	316,670	$5,430,891
Juniper Networks, Inc. (a)	169,238	7,121,535
Nokia Oyj ADR (b)	620,721	5,282,336
QUALCOMM, Inc.	125,258	6,867,896
Research In Motion, Ltd. (a)(b)	102,538	5,800,575
Telefonaktiebolaget LM Ericsson (Class B) ADR	547,947	7,046,598

		37,549,831

COMPUTERS & PERIPHERALS — 17.0%
Apple, Inc. (a)	19,228	6,699,997
Dell, Inc. (a)	452,692	6,568,561
EMC Corp. (a)(b)	268,914	7,139,667
Hewlett-Packard Co.	147,150	6,028,735
NetApp, Inc. (a)	114,495	5,516,369
Seagate Technology (a)	420,095	6,049,368

		38,002,697

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Flextronics International, Ltd. (a)	807,239	6,030,075

HOUSEHOLD DURABLES — 2.5%
Sony Corp, ADR (b)	174,507	5,554,558

INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc. (a)	34,741	6,257,896

INTERNET SOFTWARE & SERVICES — 8.5%
eBay, Inc. (a)	207,359	6,436,423
Google, Inc. (Class A) (a)	10,484	6,145,826
Yahoo!, Inc. (a)	378,352	6,299,561

		18,881,810

IT SERVICES — 11.8%
Accenture PLC (Class A)	122,742	6,747,128
Automatic Data Processing, Inc. (b)	131,352	6,739,671
Infosys Technologies, Ltd. ADR	83,644	5,997,275
International Business Machines Corp.	42,591	6,945,314

		26,429,388

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.7%
Analog Devices, Inc.	165,026	6,498,724
Applied Materials, Inc.	453,764	7,087,794
Broadcom Corp. (Class A)	140,892	5,548,327
Intel Corp.	287,789	5,804,704
NVIDIA Corp. (a)	430,526	7,947,510
Texas Instruments, Inc.	189,869	6,561,872

		39,448,931

SOFTWARE — 20.2%
Activision Blizzard, Inc. (b)	508,207	5,575,031
Adobe Systems, Inc. (a)	214,528	7,113,748
Intuit, Inc. (a)	124,662	6,619,552
Microsoft Corp.	222,172	5,634,282
Oracle Corp.	196,761	6,565,915
Salesforce.com, Inc. (a)(b)	45,209	6,039,018
SAP AG ADR	123,547	7,580,844

		45,128,390

TOTAL COMMON STOCKS —
(Cost $216,261,615)		223,283,576

SHORT TERM INVESTMENTS — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	15,415,469	15,415,469
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	54,918	54,918

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,470,387)		15,470,387

TOTAL INVESTMENTS — 106.9% (f)
(Cost $231,732,002)		238,753,963
OTHER ASSETS & LIABILITIES — (6.9)%		(15,340,684)

NET ASSETS — 100.0%		$223,413,279

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 4.8%
Brown-Forman Corp. (Class B)	895,938	$61,192,566
PepsiCo, Inc.	1,597,817	102,915,393
The Coca-Cola Co.	1,540,158	102,189,483

		266,297,442

CAPITAL MARKETS — 1.4%
Eaton Vance Corp. (a)	2,459,886	79,306,725

CHEMICALS — 7.0%
Air Products & Chemicals, Inc.	775,115	69,899,871
PPG Industries, Inc. (a)	942,744	89,758,656
RPM International, Inc. (a)	4,138,760	98,212,775
The Sherwin-Williams Co.	724,642	60,862,682
The Valspar Corp. (a)	1,667,205	65,187,715

		383,921,699

COMMERCIAL BANKS — 2.4%
Commerce Bancshares, Inc. (a)	1,909,300	77,212,092
Westamerica Bancorporation (a)	1,119,160	57,491,249

		134,703,341

COMMERCIAL SERVICES & SUPPLIES — 3.6%
Pitney Bowes, Inc. (a)	7,813,053	200,717,332

COMPUTERS & PERIPHERALS — 1.4%
Diebold, Inc. (a)	2,143,611	76,012,446

CONTAINERS & PACKAGING — 3.3%
Bemis Co., Inc.	2,977,598	97,694,990
Sonoco Products Co. (a)	2,297,963	83,255,200

		180,950,190

DISTRIBUTORS — 2.1%
Genuine Parts Co.	2,170,082	116,403,198

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
CenturyLink, Inc. (a)	5,304,693	220,409,994

ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	1,297,730	75,826,364

FOOD & STAPLES RETAILING — 2.3%
Wal-Mart Stores, Inc.	1,498,987	78,022,273
Walgreen Co.	1,247,408	50,070,957

		128,093,230

FOOD PRODUCTS — 3.6%
Archer-Daniels-Midland Co.	1,549,691	55,804,373
Hormel Foods Corp. (a)	2,273,774	63,301,868
McCormick & Co., Inc. (a)	1,651,079	78,971,109

		198,077,350

GAS UTILITIES — 9.6%
Atmos Energy Corp.	2,224,036	75,839,628
National Fuel Gas Co. (a)	869,157	64,317,618
Northwest Natural Gas Co. (a)	959,079	44,242,314
Piedmont Natural Gas Co., Inc. (a)	2,120,970	64,371,439
Questar Corp.	6,393,627	111,568,791
UGI Corp.	3,291,271	108,282,816
WGL Holdings, Inc. (a)	1,638,849	63,915,111

		532,537,717

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Becton, Dickinson & Co.	857,659	68,286,810

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	1,505,683	61,928,742

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp.	1,425,941	108,499,851

HOUSEHOLD DURABLES — 4.3%
Leggett & Platt, Inc. (a)	6,797,953	166,549,848
Stanley Black & Decker, Inc.	954,643	73,125,654

		239,675,502

HOUSEHOLD PRODUCTS — 8.2%
Colgate-Palmolive Co.	1,259,545	101,720,854
Kimberly-Clark Corp.	2,158,046	140,855,662
Procter & Gamble Co.	1,622,523	99,947,417
The Clorox Co. (a)	1,603,794	112,377,846

		454,901,779

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	865,719	80,944,726

INSURANCE — 6.2%
AFLAC, Inc.	1,159,357	61,190,863
Chubb Corp.	1,418,088	86,942,975
Cincinnati Financial Corp. (a)	4,619,115	151,506,972
Mercury General Corp. (a)	1,100,853	43,076,378

		342,717,188

IT SERVICES — 1.8%
Automatic Data Processing, Inc.	1,927,953	98,923,268

MACHINERY — 2.4%
Dover Corp.	891,938	58,636,004
Pentair, Inc. (a)	1,947,528	73,597,083

		132,233,087

MEDIA — 1.6%
The McGraw-Hill Cos., Inc.	2,237,112	88,142,213

MULTI-UTILITIES — 5.3%
Black Hills Corp. (a)	1,663,327	55,621,655
Consolidated Edison, Inc. (a)	3,215,852	163,108,014
Vectren Corp. (a)	2,746,452	74,703,494

		293,433,163

OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	895,509	96,204,532
Exxon Mobil Corp.	805,250	67,745,682

		163,950,214

PHARMACEUTICALS — 4.5%
Abbott Laboratories	2,777,715	136,246,921
Johnson & Johnson	1,915,234	113,477,614

		249,724,535

REAL ESTATE INVESTMENT TRUSTS — 5.7%
HCP, Inc.	4,450,478	168,851,135
National Retail Properties, Inc. (a)(b)	5,681,970	148,469,876

		317,321,011

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.	2,150,407	56,835,257

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
V.F. Corp. (a)	921,570	90,802,292

TOBACCO — 1.3%
Universal Corp. (a)(b)	1,627,529	70,862,613

TOTAL COMMON STOCKS —
(Cost $4,943,470,461)		5,512,439,279

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 6.5%
MONEY MARKET FUNDS — 6.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	354,344,924	$354,344,924
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	6,647,647	6,647,647

TOTAL SHORT TERM INVESTMENTS —
(Cost $360,992,571)		360,992,571

TOTAL INVESTMENTS — 106.2% (f)
(Cost $5,304,463,032)		5,873,431,850
OTHER ASSETS & LIABILITIES — (6.2)%		(343,961,360)

NET ASSETS — 100.0%		$5,529,470,490

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
Acorda Therapeutics, Inc. (a)	571,819	$13,266,201
Alexion Pharmaceuticals, Inc. (a)	130,371	12,865,010
Alkermes, Inc. (a)	602,892	7,807,451
Alnylam Pharmaceuticals, Inc. (a)(b)	294,986	2,823,016
Amgen, Inc. (a)	239,310	12,791,119
Amylin Pharmaceuticals, Inc. (a)(b)	1,129,423	12,841,540
Ardea Biosciences, Inc. (a)(b)	99,918	2,866,647
ARIAD Pharmaceuticals, Inc. (a)	2,029,792	15,264,036
Biogen Idec, Inc. (a)	180,428	13,241,611
BioMarin Pharmaceutical, Inc. (a)(b)	519,626	13,058,201
Celera Corp. (a)(b)	354,024	2,871,135
Celgene Corp. (a)	240,836	13,855,295
Cephalon, Inc. (a)(b)	226,852	17,190,845
Cepheid, Inc. (a)(b)	275,335	7,714,887
Clinical Data, Inc. (a)(b)	420,874	12,752,482
Cubist Pharmaceuticals, Inc. (a)(b)	524,039	13,226,744
Dendreon Corp. (a)	380,042	14,224,972
Emergent Biosolutions, Inc. (a)(b)	144,350	3,487,496
Enzon Pharmaceuticals, Inc. (a)(b)	429,414	4,680,613
Exelixis, Inc. (a)(b)	1,139,468	12,875,988
Genzyme Corp. (a)	168,537	12,834,093
Geron Corp. (a)(b)	1,860,902	9,397,555
Gilead Sciences, Inc. (a)	313,641	13,310,924
Halozyme Therapeutics, Inc. (a)(b)	373,806	2,508,238
Human Genome Sciences, Inc. (a)(b)	458,449	12,584,425
ImmunoGen, Inc. (a)	489,544	4,440,164
Incyte Corp. (a)	949,462	15,048,973
InterMune, Inc. (a)	283,318	13,369,776
Isis Pharmaceuticals, Inc. (a)(b)	552,083	4,990,830
Lexicon Pharmaceuticals, Inc. (a)(b)	1,257,846	2,113,181
Medivation, Inc. (a)(b)	307,056	5,723,524
Micromet, Inc. (a)(b)	711,611	3,992,138
Momenta Pharmaceuticals, Inc. (a)(b)	912,242	14,459,036
Myriad Genetics, Inc. (a)	683,454	13,771,598
NPS Pharmaceuticals, Inc. (a)(b)	773,374	7,401,189
Onyx Pharmaceuticals, Inc. (a)	350,512	12,331,012
Pharmasset, Inc. (a)(b)	177,333	13,957,880
Regeneron Pharmaceuticals, Inc. (a)(b)	331,160	14,882,330
Savient Pharmaceuticals, Inc. (a)(b)	1,297,646	13,755,048
Seattle Genetics, Inc. (a)(b)	892,501	13,896,241
SIGA Technologies, Inc. (a)(b)	338,706	4,098,343
Talecris Biotherapeutics Holdings Corp. (a)(b)	487,556	13,066,501
Targacept, Inc. (a)(b)	85,312	2,268,446
Theravance, Inc. (a)(b)	442,218	10,710,520
United Therapeutics Corp. (a)(b)	189,601	12,707,059
Vertex Pharmaceuticals, Inc. (a)	275,707	13,214,637

TOTAL COMMON STOCKS —
(Cost $441,644,684)		470,538,950

SHORT TERM INVESTMENTS — 16.5%
MONEY MARKET FUNDS — 16.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,419,084	77,419,084
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	247,204	247,204

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,666,288)		77,666,288

TOTAL INVESTMENTS — 116.5% (f)
(Cost $519,310,972)		548,205,238
OTHER ASSETS & LIABILITIES — (16.5)%		(77,541,325)

NET ASSETS — 100.0%		$470,663,913

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 83.4%
Abaxis, Inc. (a)	2,164	$62,410
American Medical Systems Holdings, Inc. (a)	10,956	237,088
Analogic Corp.	1,069	60,452
ArthroCare Corp. (a)	3,738	124,625
Baxter International, Inc.	4,384	235,728
Beckman Coulter, Inc.	2,779	230,852
Becton, Dickinson & Co.	2,924	232,809
Boston Scientific Corp. (a)	30,708	220,791
C.R. Bard, Inc.	2,409	239,238
CareFusion Corp. (a)	8,272	233,270
Conceptus, Inc. (a)	5,165	74,634
CONMED Corp. (a)	2,416	63,493
Covidien PLC	4,374	227,186
Cyberonics, Inc. (a)	4,572	145,435
DexCom, Inc. (a)	7,316	113,544
Edwards Lifesciences Corp. (a)	2,583	224,721
Gen-Probe, Inc. (a)	3,547	235,343
Greatbatch, Inc. (a)	2,014	53,290
HeartWare International, Inc. (a)	2,775	237,346
Hill-Rom Holdings, Inc.	6,090	231,298
Hologic, Inc. (a)	10,707	237,695
IDEXX Laboratories, Inc. (a)	2,999	231,583
Insulet Corp. (a)	5,583	115,122
Integra LifeSciences Holdings Corp. (a)	3,282	155,632
Intuitive Surgical, Inc. (a)	709	236,423
Invacare Corp.	3,250	101,140
Kinetic Concepts, Inc. (a)	4,474	243,475
MAKO Surgical Corp. (a)	9,042	218,816
Masimo Corp. (a)	7,512	248,647
Medtronic, Inc.	6,056	238,304
Natus Medical, Inc. (a)	3,268	54,902
NuVasive, Inc. (a)	8,772	222,107
NxStage Medical, Inc. (a)	10,405	228,702
Orthofix International NV (a)	2,470	80,176
ResMed, Inc. (a)	7,406	222,180
Sirona Dental Systems, Inc. (a)	4,655	233,495
SonoSite, Inc. (a)	1,502	50,047
St. Jude Medical, Inc.	4,728	242,357
STERIS Corp.	6,184	213,595
Stryker Corp.	3,659	222,467
Teleflex, Inc.	4,055	235,109
Thoratec Corp. (a)	8,308	215,426
Varian Medical Systems, Inc. (a)	3,426	231,735
Volcano Corp. (a)	8,292	212,275
Wright Medical Group, Inc. (a)	8,505	144,670
Zimmer Holdings, Inc. (a)	3,739	226,322
Zoll Medical Corp. (a)	4,546	203,706

		8,749,661

HEALTH CARE SUPPLIES — 16.6%
Alere, Inc. (a)	6,258	244,938
Align Technology, Inc. (a)	10,961	224,481
DENTSPLY International, Inc.	6,166	228,080
Haemonetics Corp. (a)	3,067	201,011
ICU Medical, Inc. (a)	1,515	66,327
Immucor, Inc. (a)	9,772	193,290
Meridian Bioscience, Inc.	4,002	96,008
Merit Medical Systems, Inc. (a)	3,038	59,606
Neogen Corp. (a)	2,364	97,822
The Cooper Cos., Inc.	3,343	232,172
West Pharmaceutical Services, Inc.	2,219	99,345

		1,743,080

TOTAL COMMON STOCKS —
(Cost $10,129,179)		10,492,741

SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $4,316)	4,316	4,316

TOTAL INVESTMENTS — 100.0% (e)
(Cost $10,133,495)		10,497,057
OTHER ASSETS & LIABILITIES — 0.0% (b)		294

NET ASSETS — 100.0%		$10,497,351

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 26.1%
A.O. Smith Corp. (a)	640,229	$28,387,754
Ameron International Corp. (a)	154,401	10,775,646
Armstrong World Industries, Inc. (a)	432,045	19,990,722
Griffon Corp. (a)(b)	406,523	5,337,647
Lennox International, Inc.	541,207	28,456,664
Masco Corp. (a)	2,012,191	28,009,698
Owens Corning, Inc. (b)	802,218	28,871,826
Quanex Building Products Corp. (a)	530,373	10,411,222
Simpson Manufacturing Co., Inc. (a)	375,367	11,058,312
Universal Forest Products, Inc. (a)	129,980	4,763,767
USG Corp. (a)(b)	1,648,541	27,464,693

		203,527,951

HOME FURNISHINGS — 12.4%
Ethan Allen Interiors, Inc. (a)	398,823	8,734,224
Leggett & Platt, Inc.	1,201,966	29,448,167
Mohawk Industries, Inc. (a)(b)	481,952	29,471,365
Tempur-Pedic International, Inc. (a)(b)	573,157	29,036,133

		96,689,889

HOME FURNISHING RETAIL — 15.3%
Aaron’s, Inc. (a)	739,362	18,750,220
Bed Bath & Beyond, Inc. (b)	609,127	29,402,560
Pier 1 Imports, Inc. (a)(b)	3,001,004	30,460,191
Select Comfort Corp. (b)	725,076	8,744,417
Williams-Sonoma, Inc.	784,223	31,761,032

		119,118,420

HOME IMPROVEMENT RETAIL — 8.9%
Lowe’s Cos., Inc.	1,036,006	27,381,638
Lumber Liquidators Holdings, Inc. (a)(b)	568,216	14,199,718
The Home Depot, Inc.	751,497	27,850,479

		69,431,835

HOMEBUILDING — 27.7%
D.R. Horton, Inc.	2,359,206	27,484,750
KB HOME (a)	2,115,914	26,321,970
Lennar Corp. (Class A)	1,411,753	25,580,964
M.D.C. Holdings, Inc. (a)	1,063,267	26,953,818
NVR, Inc. (b)	36,936	27,923,616
Pulte Group, Inc. (a)(b)	3,981,445	29,462,693
Ryland Group, Inc. (a)	1,611,102	25,616,522
Toll Brothers, Inc. (a)(b)	1,317,689	26,050,712

		215,395,045

HOUSEHOLD APPLIANCES — 9.5%
Helen of Troy, Ltd. (b)	286,133	8,412,310
iRobot Corp. (a)(b)	269,450	8,862,211
Stanley Black & Decker, Inc.	369,480	28,302,168
Whirlpool Corp. (a)	334,863	28,583,905

		74,160,594

TOTAL COMMON STOCKS —
(Cost $791,773,091)		778,323,734

SHORT TERM INVESTMENTS — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	84,368,662	84,368,662
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	690,014	690,014

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,058,676)		85,058,676

TOTAL INVESTMENTS — 110.8% (f)
(Cost $876,831,767)		863,382,410
OTHER ASSETS AND LIABILITIES — (10.8)%		(84,097,689)

NET ASSETS — 100.0%		$779,284,721

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 6.3%
Alcoa, Inc.	2,101,274	$37,087,486
Century Aluminum Co. (a)(b)	1,966,305	36,730,577
Kaiser Aluminum Corp. (a)	304,776	15,010,218

		88,828,281

COAL & CONSUMABLE FUELS — 25.9%
Alpha Natural Resources, Inc. (a)(b)	659,247	39,139,494
Arch Coal, Inc. (a)	1,036,975	37,372,579
Cloud Peak Energy, Inc. (a)(b)	1,678,275	36,233,957
CONSOL Energy, Inc.	692,962	37,163,552
International Coal Group, Inc. (b)	3,444,170	38,919,121
James River Coal Co. (a)(b)	1,643,188	39,715,854
Massey Energy Co. (a)	564,956	38,620,392
Patriot Coal Corp. (b)	1,491,077	38,514,519
Peabody Energy Corp.	533,556	38,394,690
USEC, Inc. (a)(b)	5,133,476	22,587,295

		366,661,453

DIVERSIFIED METALS & MINING — 22.0%
AMCOL International Corp. (a)	243,573	8,763,757
Compass Minerals International, Inc.	386,404	36,140,366
Freeport-McMoRan Copper & Gold, Inc.	680,822	37,819,662
General Moly, Inc. (a)(b)	3,591,949	19,324,686
Globe Specialty Metals, Inc. (a)	1,440,541	32,786,713
Horsehead Holding Corp. (a)(b)	647,965	11,047,803
Materion Corp. (b)	295,616	12,061,133
Molycorp, Inc. (a)(b)	719,459	43,181,929
RTI International Metals, Inc. (b)	1,184,797	36,906,427
Titanium Metals Corp. (a)(b)	1,872,311	34,787,538
Walter Energy, Inc. (a)	284,738	38,562,067

		311,382,081

GOLD — 10.6%
Allied Nevada Gold Corp. (a)(b)	1,092,604	38,765,590
Newmont Mining Corp.	646,256	35,272,652
Royal Gold, Inc.	688,598	36,082,535
US Gold Corp. (a)(b)	4,503,455	39,765,508

		149,886,285

PRECIOUS METALS & MINERALS — 7.4%
Coeur d’Alene Mines Corp. (a)(b)	1,016,728	35,361,800
Hecla Mining Co. (a)(b)	3,742,430	33,981,264
Stillwater Mining Co. (a)(b)	1,536,588	35,233,963

		104,577,027

STEEL — 27.7%
AK Steel Holding Corp. (a)	2,178,803	34,381,511
Allegheny Technologies, Inc. (a)	524,928	35,548,124
Carpenter Technology Corp. (a)	849,722	36,291,627
Cliffs Natural Resources, Inc.	384,135	37,752,788
Commercial Metals Co. (a)	2,118,345	36,583,818
Haynes International, Inc. (a)	197,511	10,951,985
Nucor Corp. (a)	715,310	32,918,566
Reliance Steel & Aluminum Co. (a)	634,465	36,659,388
Schnitzer Steel Industries, Inc. (Class A) (a)	538,733	35,023,032
Steel Dynamics, Inc. (a)	1,815,849	34,083,486
United States Steel Corp.	610,877	32,950,706
Worthington Industries, Inc. (a)	1,364,248	28,540,068

		391,685,099

TOTAL COMMON STOCKS —
(Cost $1,344,481,440)		1,413,020,226

SHORT TERM INVESTMENTS — 15.5%
MONEY MARKET FUNDS — 15.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	217,748,917	217,748,917
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	1,717,044	1,717,044

TOTAL SHORT TERM INVESTMENTS —
(Cost $219,465,961)		219,465,961

TOTAL INVESTMENTS — 115.4% (f)
(Cost $1,563,947,401)		1,632,486,187
OTHER ASSETS & LIABILITIES — (15.4)%		(217,308,951)

NET ASSETS — 100.0%		$1,415,177,236

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 29.1%
Atwood Oceanics, Inc. (a)(b)	351,577	$16,323,720
Diamond Offshore Drilling, Inc. (a)	206,731	16,062,999
Helmerich & Payne, Inc.	248,551	17,072,968
Hercules Offshore, Inc. (b)	2,605,516	17,222,461
Nabors Industries, Ltd. (b)	568,231	17,262,858
Noble Corp. (a)	347,448	15,850,578
Parker Drilling Co. (a)(b)	1,015,150	7,014,686
Patterson-UTI Energy, Inc.	568,312	16,702,689
Pioneer Drilling Co. (a)(b)	780,018	10,764,248
Pride International, Inc. (b)	369,284	15,860,748
Rowan Cos., Inc. (b)	374,656	16,552,302
Transocean, Ltd. (b)	190,404	14,841,992
Unit Corp. (b)	267,146	16,549,695
Vantage Drilling Co. (a)(b)	3,743,894	6,739,009

		204,820,953

OIL & GAS EQUIPMENT & SERVICES — 70.8%
Baker Hughes, Inc.	222,041	16,304,471
Basic Energy Services, Inc. (a)(b)	403,316	10,288,591
Bristow Group, Inc. (b)	276,270	13,067,571
Cal Dive International, Inc. (a)(b)	630,796	4,402,956
Cameron International Corp. (b)	259,476	14,816,080
CARBO Ceramics, Inc.	133,206	18,798,031
Complete Production Services, Inc. (b)	556,956	17,716,770
Core Laboratories NV (a)	156,088	15,947,511
Dresser-Rand Group, Inc. (a)(b)	303,746	16,286,860
Dril-Quip, Inc. (b)	205,301	16,224,938
Exterran Holdings, Inc. (a)(b)	702,780	16,676,969
FMC Technologies, Inc. (b)	168,070	15,879,254
Global Industries, Ltd. (a)(b)	1,046,748	10,247,663
Gulfmark Offshore, Inc. (Class A) (a)(b)	263,532	11,729,809
Halliburton Co.	344,559	17,172,821
Helix Energy Solutions Group, Inc. (a)(b)	1,040,808	17,901,898
Hornbeck Offshore Services, Inc. (a)(b)	539,466	16,642,526
ION Geophysical Corp. (a)(b)	1,323,002	16,788,895
Key Energy Services, Inc. (a)(b)	1,042,180	16,205,899
Lufkin Industries, Inc.	192,216	17,966,429
McDermott International, Inc. (b)	632,003	16,046,556
National-Oilwell Varco, Inc.	201,476	15,971,003
Newpark Resources, Inc. (a)(b)	1,577,729	12,400,950
Oceaneering International, Inc. (b)	190,118	17,006,055
Oil States International, Inc. (b)	210,452	16,023,815
RPC, Inc. (a)	768,372	19,455,179
Schlumberger, Ltd.	177,611	16,564,002
SEACOR Holdings, Inc.	163,085	15,078,839
Superior Energy Services, Inc. (a)(b)	417,448	17,115,368
Tetra Technologies, Inc. (b)	718,364	11,062,806
Tidewater, Inc. (a)	253,625	15,179,456
Weatherford International, Ltd. (b)	739,040	16,702,304
Willbros Group, Inc. (a)(b)	687,318	7,505,513

		497,177,788

TOTAL COMMON STOCKS —
(Cost $563,434,266)		701,998,741

SHORT TERM INVESTMENTS — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	66,031,756	66,031,756
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	835,477	835,477

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,867,233)		66,867,233

TOTAL INVESTMENTS — 109.4% (f)
(Cost $630,301,499)		768,865,974
OTHER ASSETS & LIABILITIES — (9.4)%		(66,148,510)

NET ASSETS — 100.0%		$702,717,464

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 9.7%
Chevron Corp.	197,696	$21,238,481
ConocoPhillips	258,651	20,655,869
Exxon Mobil Corp.	240,484	20,231,919
Hess Corp.	246,240	20,982,111
Marathon Oil Corp.	393,425	20,973,487
Murphy Oil Corp.	283,600	20,821,912
Occidental Petroleum Corp.	199,733	20,870,101

		145,773,880

OIL & GAS EXPLORATION & PRODUCTION — 77.3%
Abraxas Petroleum Corp. (a)(b)	2,905,586	16,997,678
Anadarko Petroleum Corp.	255,651	20,942,930
Apache Corp.	166,230	21,762,832
ATP Oil & Gas Corp. (a)(b)	1,084,525	19,640,748
Berry Petroleum Co. (Class A) (a)	429,521	21,669,334
Bill Barrett Corp. (b)	532,580	21,255,268
BPZ Resources, Inc. (a)(b)	3,153,446	16,744,798
Brigham Exploration Co. (a)(b)	595,795	22,151,658
Cabot Oil & Gas Corp.	448,544	23,759,376
Carrizo Oil & Gas, Inc. (a)(b)	587,285	21,688,435
Chesapeake Energy Corp. (a)	601,553	20,164,057
Cimarex Energy Co.	183,125	21,103,325
Clayton Williams Energy, Inc. (a)(b)	138,680	14,658,476
Cobalt International Energy, Inc. (a)(b)	1,329,245	22,344,608
Comstock Resources, Inc. (a)(b)	776,405	24,021,971
Concho Resources, Inc. (b)	195,271	20,952,578
Contango Oil & Gas Co. (a)(b)	244,420	15,457,121
Continental Resources, Inc. (b)	311,043	22,230,243
Denbury Resources, Inc. (b)	863,726	21,074,914
Devon Energy Corp.	224,268	20,581,074
Energy Partners, Ltd. (a)(b)	496,277	8,932,986
Energy XXI Bermuda Ltd. (a)(b)	621,520	21,193,832
EOG Resources, Inc.	186,970	22,157,815
EQT Corp.	442,050	22,058,295
EXCO Resources, Inc. (a)	962,604	19,887,399
Forest Oil Corp. (b)	579,203	21,911,250
GeoResources, Inc. (a)(b)	762,356	23,838,872
Goodrich Petroleum Corp. (a)(b)	1,018,085	22,621,849
Gulfport Energy Corp. (a)(b)	778,320	28,136,268
Harvest Natural Resources, Inc. (a)(b)	671,601	10,235,199
Hyperdynamics Corp. (a)(b)	3,524,966	16,285,343
Magnum Hunter Resources Corp. (a)(b)	2,776,446	23,794,142
McMoRan Exploration Co. (a)(b)	1,227,001	21,730,188
Newfield Exploration Co. (b)	280,449	21,316,928
Noble Energy, Inc.	220,194	21,281,750
Northern Oil and Gas, Inc. (a)(b)	669,740	17,882,058
Oasis Petroleum, Inc. (a)(b)	627,741	19,849,170
Penn Virginia Corp. (a)	1,309,846	22,214,988
Petrohawk Energy Corp. (a)(b)	958,670	23,525,762
Petroleum Development Corp. (a)(b)	449,020	21,557,450
Petroquest Energy, Inc. (b)	1,818,328	17,019,550
Pioneer Natural Resources Co. (a)	207,729	21,171,740
Plains Exploration & Production Co. (a)(b)	565,030	20,471,037
QEP Resources, Inc.	522,399	21,178,055
Quicksilver Resources, Inc. (a)(b)	1,351,125	19,334,599
Range Resources Corp.	407,101	23,799,124
Rex Energy Corp. (a)(b)	1,763,990	20,550,484
Rosetta Resources, Inc. (a)(b)	480,155	22,826,569
SandRidge Energy, Inc. (a)(b)	1,881,826	24,087,373
SM Energy Co. (a)	280,655	20,821,794
Southwestern Energy Co. (b)	535,039	22,990,626
Stone Energy Corp. (b)	739,163	24,665,869
Swift Energy Co. (a)(b)	513,640	21,922,155
Ultra Petroleum Corp. (a)(b)	451,051	22,214,262
W&T Offshore, Inc. (a)	1,034,185	23,569,076
Whiting Petroleum Corp. (b)	311,208	22,858,228

		1,169,093,509

OIL & GAS REFINING & MARKETING — 12.9%
Clean Energy Fuels Corp. (a)(b)	1,367,825	22,404,973
CVR Energy, Inc. (b)	978,585	22,664,029
Frontier Oil Corp.	741,764	21,748,520
Holly Corp.	356,445	21,657,598
Sunoco, Inc.	455,483	20,765,470
Tesoro Corp. (b)	805,207	21,603,704
Valero Energy Corp.	705,629	21,041,857
Western Refining, Inc. (a)(b)	1,290,328	21,871,060
World Fuel Services Corp. (a)	512,063	20,794,878

		194,552,089

TOTAL COMMON STOCKS —
(Cost $1,421,126,268)		1,509,419,478

SHORT TERM INVESTMENTS — 11.0%
MONEY MARKET FUNDS — 11.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	164,450,002	164,450,002
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	2,168,185	2,168,185

TOTAL SHORT TERM INVESTMENTS —
(Cost $166,618,187)		166,618,187

TOTAL INVESTMENTS — 110.9% (f)
(Cost $1,587,744,455)		1,676,037,665
OTHER ASSETS & LIABILITIES — (10.9)%		(164,459,513)

NET ASSETS — 100.0%		$1,511,578,152

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Abbott Laboratories	186,801	$9,162,589
Allergan, Inc.	126,625	8,992,907
Auxilium Pharmaceuticals, Inc. (a)(b)	235,390	5,053,823
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	1,261,259	5,145,937
Bristol-Myers Squibb Co.	342,764	9,059,253
DepoMed, Inc. (a)(b)	505,693	5,077,158
Eli Lilly & Co.	259,679	9,132,910
Endo Pharmaceuticals Holdings, Inc. (b)	252,579	9,638,415
Forest Laboratories, Inc. (b)	283,508	9,157,308
Hospira, Inc. (b)	164,709	9,091,937
Impax Laboratories, Inc. (b)	272,709	6,940,444
Jazz Pharmaceuticals, Inc. (b)	193,378	6,159,089
Johnson & Johnson	151,658	8,985,737
Medicis Pharmaceutical Corp. (Class A) (a)	290,328	9,302,109
Merck & Co., Inc.	276,579	9,129,873
Mylan, Inc. (b)	405,030	9,182,030
Nektar Therapeutics (a)(b)	611,440	5,790,337
Optimer Pharmaceuticals, Inc. (a)(b)	128,250	1,517,198
Par Pharmaceutical Cos., Inc. (b)	132,062	4,104,487
Perrigo Co. (a)	117,381	9,334,137
Pfizer, Inc.	464,943	9,442,992
Questcor Pharmaceuticals, Inc. (a)(b)	461,745	6,653,746
Salix Pharmaceuticals, Ltd. (b)	271,030	9,494,181
The Medicines Co. (b)	118,787	1,935,040
ViroPharma, Inc. (a)(b)	288,004	5,731,280
VIVUS, Inc. (a)(b)	1,493,796	9,246,597
Warner Chilcott PLC	393,582	9,162,589
Watson Pharmaceuticals, Inc. (b)	159,121	8,912,367

TOTAL COMMON STOCKS —
(Cost $190,151,099)		210,536,470

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	16,121,776	16,121,776
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	5,799	5,799

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,127,575)		16,127,575

TOTAL INVESTMENTS — 107.6% (f)
(Cost $206,278,674)		226,664,045
OTHER ASSETS & LIABILITIES — (7.6)%		(15,941,415)

NET ASSETS — 100.0%		$210,722,630

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 29.9%
Abercrombie & Fitch Co. (Class A)	185,475	$10,887,382
Aeropostale, Inc. (a)	443,167	10,777,821
American Eagle Outfitters, Inc.	638,855	10,151,406
ANN, Inc. (a)	374,324	10,896,572
Ascena Retail Group, Inc. (a)(b)	330,276	10,704,245
Brown Shoe Co., Inc. (b)	653,671	7,987,860
Chico’s FAS, Inc.	742,380	11,061,462
Collective Brands, Inc. (a)	491,363	10,603,614
DSW, Inc. (Class A) (a)(b)	247,333	9,883,427
Foot Locker, Inc. (b)	507,723	10,012,298
Genesco, Inc. (a)(b)	261,466	10,510,933
Guess ?, Inc.	228,485	8,990,885
Jos. A. Bank Clothiers, Inc. (a)	216,710	11,026,205
Limited Brands, Inc.	322,867	10,615,867
Ross Stores, Inc.	142,480	10,133,178
Rue21, Inc. (a)(b)	246,812	7,108,186
Stage Stores, Inc. (b)	378,676	7,278,153
The Buckle, Inc. (b)	264,642	10,691,537
The Cato Corp. (Class A) (b)	227,613	5,576,518
The Children’s Place Retail Stores, Inc. (a)(b)	215,744	10,750,523
The Finish Line, Inc. (Class A) (b)	562,824	11,172,056
The Gap, Inc.	464,998	10,536,855
The Men’s Wearhouse, Inc. (b)	361,725	9,788,278
The Talbots, Inc. (a)	1,758,213	10,619,606
The TJX Cos., Inc.	205,240	10,206,585
The Wet Seal, Inc. (Class A) (a)(b)	2,431,633	10,407,389
Urban Outfitters, Inc. (a)	318,022	9,486,596
Zumiez, Inc. (a)(b)	389,890	10,304,793

		278,170,230

AUTOMOTIVE RETAIL — 12.0%
Advance Auto Parts, Inc.	155,715	10,218,018
Asbury Automotive Group, Inc. (a)	402,393	7,440,247
AutoNation, Inc. (a)(b)	305,107	10,791,635
AutoZone, Inc. (a)	38,414	10,508,534
CarMax, Inc. (a)	305,394	9,803,147
Group 1 Automotive, Inc. (b)	249,767	10,690,028
Monro Muffler Brake, Inc. (b)	327,517	10,801,511
O’Reilly Automotive, Inc. (a)	182,347	10,477,659
Penske Automotive Group, Inc. (a)(b)	492,770	9,865,255
Sonic Automotive, Inc. (Class A) (b)	694,447	9,729,202
The Pep Boys — Manny, Moe & Jack (b)	868,637	11,040,376

		111,365,612

CATALOG RETAIL — 1.1%
HSN, Inc. (a)	333,068	10,668,168

COMPUTER & ELECTRONICS RETAIL — 4.5%
Best Buy Co., Inc.	324,081	9,307,606
GameStop Corp. (Class A) (a)(b)	516,716	11,636,444
RadioShack Corp. (b)	686,979	10,311,555
Rent-A-Center, Inc.	305,018	10,648,179

		41,903,784

DEPARTMENT STORES — 8.2%
Dillard’s, Inc. (Class A) (b)	244,863	9,823,904
J.C. Penney Co., Inc.	271,166	9,737,571
Kohl’s Corp.	187,578	9,949,137
Macy’s, Inc.	430,288	10,438,787
Nordstrom, Inc.	229,767	10,311,943
Retail Ventures, Inc. (a)(b)	391,465	6,752,771
Saks, Inc. (a)(b)	805,614	9,111,494
Sears Holdings Corp. (a)(b)	121,352	10,029,743

		76,155,350

DRUG RETAIL — 3.1%
CVS Caremark Corp.	300,437	10,310,998
Rite Aid Corp. (a)(b)	8,442,350	8,948,891
Walgreen Co.	243,618	9,778,826

		29,038,715

FOOD RETAIL — 7.1%
Casey’s General Stores, Inc. (b)	282,437	11,015,043
Ruddick Corp. (b)	277,509	10,709,072
Safeway, Inc.	446,849	10,518,826
SUPERVALU, Inc. (b)	1,351,209	12,066,296
The Kroger Co.	427,243	10,241,015
Whole Foods Market, Inc.	173,474	11,431,937

		65,982,189

GENERAL MERCHANDISE STORES — 7.3%
99 Cents Only Stores (a)(b)	521,723	10,225,771
Big Lots, Inc. (a)	237,284	10,305,244
Dollar General Corp. (a)(b)	354,444	11,111,819
Dollar Tree, Inc. (a)	191,161	10,613,259
Family Dollar Stores, Inc.	199,250	10,225,510
Fred’s, Inc. (Class A) (b)	387,049	5,155,493
Target Corp.	198,253	9,914,632

		67,551,728

HYPERMARKETS & SUPER CENTERS — 4.2%
BJ’s Wholesale Club, Inc. (a)(b)	208,313	10,169,840
Costco Wholesale Corp.	140,806	10,323,896
PriceSmart, Inc. (b)	245,887	9,009,300
Wal-Mart Stores, Inc.	194,235	10,109,932

		39,612,968

INTERNET RETAIL — 7.3%
Amazon.com, Inc. (a)	60,768	10,946,140
Blue Nile, Inc. (a)(b)	191,809	10,355,768
Expedia, Inc.	468,625	10,619,042
Netflix, Inc. (a)(b)	49,936	11,851,311
Priceline.com, Inc. (a)	22,051	11,167,508
Shutterfly, Inc. (a)(b)	254,302	13,315,253

		68,255,022

SPECIALTY STORES — 15.2%
Barnes & Noble, Inc.	870,127	7,996,467
Cabela’s, Inc. (a)(b)	387,825	9,699,503
Dick’s Sporting Goods, Inc. (a)	248,063	9,917,559
Hibbett Sports, Inc. (a)(b)	313,244	11,217,268
Office Depot, Inc. (a)	1,912,964	8,857,023
OfficeMax, Inc. (a)	768,649	9,946,318
PetSmart, Inc.	248,123	10,160,637
Sally Beauty Holdings, Inc. (a)(b)	780,970	10,941,390
Signet Jewelers, Ltd. (a)	232,069	10,679,815
Staples, Inc.	503,706	9,781,971
Tiffany & Co.	161,673	9,933,189
Tractor Supply Co. (b)	186,813	11,182,626
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	223,093	10,737,466

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

Vitamin Shoppe, Inc. (a)(b)	305,838	$10,346,500

		141,397,732

TOTAL COMMON STOCKS —
(Cost $918,615,220)		930,101,498

SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	66,436,121	66,436,121
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	232,932	232,932

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,669,053)		66,669,053

TOTAL INVESTMENTS — 107.1% (f)
(Cost $985,284,273)		996,770,551
OTHER ASSETS & LIABILITIES — (7.1)%		(66,335,840)

NET ASSETS — 100.0%		$930,434,711

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)	336,141	$2,890,813
Altera Corp.	71,896	3,164,862
Analog Devices, Inc.	76,238	3,002,252
Applied Micro Circuits Corp. (a)(b)	254,688	2,643,661
Atheros Communications, Inc. (a)	64,976	2,901,178
Atmel Corp. (a)	240,507	3,278,110
Broadcom Corp. (Class A)	72,404	2,851,270
Cavium Networks, Inc. (a)	76,972	3,458,352
CEVA, Inc. (a)(b)	75,625	2,021,456
Cirrus Logic, Inc. (a)	138,457	2,911,751
Cree, Inc. (a)	60,093	2,773,893
Cypress Semiconductor Corp. (a)	151,312	2,932,427
Diodes, Inc. (a)(b)	71,877	2,448,131
Entropic Communications, Inc. (a)(b)	357,257	3,018,822
Fairchild Semiconductor International, Inc. (a)	174,351	3,173,188
First Solar, Inc. (a)(b)	20,839	3,351,745
Hittite Microwave Corp. (a)(b)	50,035	3,190,732
Integrated Device Technology, Inc. (a)	410,758	3,027,287
Intel Corp.	139,339	2,810,468
International Rectifier Corp. (a)	92,391	3,054,447
Intersil Corp. (Class A)	244,396	3,042,730
Lattice Semiconductor Corp. (a)(b)	441,738	2,606,254
Linear Technology Corp. (b)	86,833	2,920,194
LSI Corp. (a)	440,576	2,995,917
Marvell Technology Group, Ltd. (a)	185,573	2,885,660
Maxim Integrated Products, Inc.	113,729	2,911,462
Micrel, Inc. (b)	130,567	1,760,043
Microchip Technology, Inc. (b)	81,706	3,105,645
Micron Technology, Inc. (a)	283,924	3,253,769
Microsemi Corp. (a)(b)	140,961	2,919,302
MIPS Technologies, Inc. (a)(b)	262,194	2,750,415
Monolithic Power Systems, Inc. (a)	146,351	2,076,721
National Semiconductor Corp.	197,809	2,836,581
Netlogic Microsystems, Inc. (a)(b)	73,509	3,088,848
NVIDIA Corp. (a)	161,101	2,973,924
OmniVision Technologies, Inc. (a)(b)	95,929	3,408,357
ON Semiconductor Corp. (a)	283,037	2,793,575
PMC-Sierra, Inc. (a)(b)	374,773	2,810,798
Power Integrations, Inc. (b)	76,113	2,917,411
Rambus, Inc. (a)	150,624	2,982,355
RF Micro Devices, Inc. (a)(b)	465,276	2,982,419
Semtech Corp. (a)(b)	117,293	2,934,671
Silicon Image, Inc. (a)(b)	320,791	2,877,495
Silicon Laboratories, Inc. (a)(b)	66,858	2,888,934
Skyworks Solutions, Inc. (a)	91,295	2,959,784
Standard Microsystems Corp. (a)	62,348	1,537,502
SunPower Corp. (Class A) (a)(b)	203,794	3,493,029
Texas Instruments, Inc.	84,511	2,920,700
TriQuint Semiconductor, Inc. (a)(b)	235,454	3,039,711
Volterra Semiconductor Corp. (a)(b)	94,391	2,343,729
Xilinx, Inc.	89,935	2,949,868
Zoran Corp. (a)(b)	223,998	2,327,339

TOTAL COMMON STOCKS —
(Cost $145,081,612)		149,199,987

SHORT TERM INVESTMENTS — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	25,024,798	25,024,798
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	334,865	334,865

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,359,663)		25,359,663

TOTAL INVESTMENTS — 116.7% (f)
(Cost $170,441,275)		174,559,650
OTHER ASSETS & LIABILITIES — (16.7)%		(25,026,598)

NET ASSETS — 100.0%		$149,533,052

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at March 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 9.1%
AboveNet, Inc.	2,574	$166,950
Cogent Communications Group, Inc. (a)	5,936	84,707
Global Crossing, Ltd. (a)	2,837	39,491
Level 3 Communications, Inc. (a)	169,925	249,790
Neutral Tandem, Inc. (a)	9,094	134,136
PAETEC Holding Corp. (a)	13,121	43,824
tw telecom, Inc. (a)	12,905	247,776
Vonage Holdings Corp. (a)	53,394	243,477

		1,210,151

COMMUNICATIONS EQUIPMENT — 60.7%
Acme Packet, Inc. (a)	3,280	232,749
ADTRAN, Inc.	5,321	225,930
Arris Group, Inc. (a)	18,774	239,181
Aruba Networks, Inc. (a)	7,302	247,100
Black Box Corp.	2,173	76,381
Blue Coat Systems, Inc. (a)	8,481	238,825
Brocade Communications Systems, Inc. (a)	38,163	234,702
Ciena Corp. (a)	9,338	242,415
Cisco Systems, Inc.	12,969	222,418
Comtech Telecommunications Corp.	8,919	242,418
DG Fastchannel, Inc. (a)	7,259	233,885
EchoStar Corp. (Class A) (a)	5,853	221,536
Emulex Corp. (a)	22,427	239,296
F5 Networks, Inc. (a)	2,097	215,089
Finisar Corp. (a)	10,030	246,738
Harmonic, Inc. (a)	26,335	247,022
Harris Corp.	5,107	253,307
InterDigital, Inc.	5,444	259,733
Ixia (a)	14,058	223,241
JDS Uniphase Corp. (a)	10,950	228,198
Juniper Networks, Inc. (a)	5,428	228,410
Loral Space & Communications, Inc. (a)	1,507	116,868
Motorola Solutions, Inc. (a)	5,645	252,275
Netgear, Inc. (a)	7,341	238,142
Oclaro, Inc. (a)	18,418	211,991
Oplink Communications, Inc. (a)	7,326	142,784
Plantronics, Inc.	6,734	246,599
Polycom, Inc. (a)	4,857	251,835
Powerwave Technologies, Inc. (a)	62,053	279,859
QUALCOMM, Inc.	4,342	238,072
Riverbed Technology, Inc. (a)	5,557	209,221
Sonus Networks, Inc. (a)	53,596	201,521
Sycamore Networks, Inc.	6,529	159,504
Tekelec (a)	30,631	248,724
Tellabs, Inc.	44,855	235,040
ViaSat, Inc. (a)	5,577	222,188

		8,053,197

INTEGRATED TELECOMMUNICATION SERVICES — 12.6%
Alaska Communications Systems Group, Inc.	13,964	148,716
AT&T, Inc.	8,180	250,308
Cbeyond, Inc. (a)	4,895	57,125
CenturyLink, Inc.	5,755	239,120
Cincinnati Bell, Inc. (a)	61,182	163,968
Consolidated Communications Holdings, Inc.	4,273	80,033
Frontier Communications Corp.	29,394	241,619
Verizon Communications, Inc.	6,494	250,279
Windstream Corp.	18,117	233,166

		1,664,334

WIRELESS TELECOMMUNICATION SERVICES — 17.4%
American Tower Corp. (Class A) (a)	4,582	237,439
Clearwire Corp. (Class A) (a)	40,416	225,925
Crown Castle International Corp. (a)	5,910	251,471
Leap Wireless International, Inc. (a)	17,609	272,763
MetroPCS Communications, Inc. (a)	15,509	251,866
NII Holdings, Inc. (a)	6,001	250,062
NTELOS Holdings Corp.	4,154	76,475
SBA Communications Corp. (Class A) (a)	5,684	225,541
Sprint Nextel Corp. (a)	46,559	216,034
Telephone & Data Systems, Inc.	7,201	242,674
US Cellular Corp. (a)	1,147	59,059

		2,309,309

TOTAL COMMON STOCKS —
(Cost $12,847,781)		13,236,991

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.19% (b)(c) (Cost $20,280)	20,280	20,280

TOTAL INVESTMENTS — 100.0% (d)
(Cost $12,868,061)		13,257,271
OTHER ASSETS & LIABILITIES — 0.0% (e)		471

NET ASSETS — 100.0%		$13,257,742

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 19.5%
Air Transport Services Group, Inc. (a)	8,161	$68,961
Atlas Air Worldwide Holdings, Inc. (a)	5,975	416,577
C.H. Robinson Worldwide, Inc.	5,346	396,299
Expeditors International Washington, Inc.	8,043	403,276
FedEx Corp.	4,288	401,142
Forward Air Corp.	2,681	82,119
HUB Group, Inc. (Class A) (a)	5,456	197,453
United Parcel Service, Inc. (Class B)	5,250	390,180
UTI Worldwide, Inc.	11,513	233,023

		2,589,030

AIRLINES — 26.4%
AirTran Holdings, Inc. (a)	52,207	388,942
Alaska Air Group, Inc. (a)	6,408	406,395
Allegiant Travel Co.	6,374	279,245
AMR Corp. (a)	58,841	380,113
Delta Air Lines, Inc. (a)	34,633	339,403
Hawaiian Holdings, Inc. (a)	17,151	103,078
JetBlue Airways Corp. (a)	63,969	401,086
SkyWest, Inc.	5,286	89,439
Southwest Airlines Co.	30,577	386,187
United Continental Holdings, Inc. (a)	15,727	361,564
US Airways Group, Inc. (a)	42,367	369,017

		3,504,469

AIRPORT SERVICES — 0.7%
Macquarie Infrastructure Co. LLC (a)	3,720	88,759

MARINE — 4.0%
Alexander & Baldwin, Inc.	4,948	225,876
Kirby Corp. (a)	5,293	303,236

		529,112

RAILROADS — 14.2%
CSX Corp.	5,194	408,248
Genesee & Wyoming, Inc. (Class A) (a)	4,458	259,456
Kansas City Southern (a)	7,334	399,336
Norfolk Southern Corp.	5,846	404,953
Union Pacific Corp.	4,104	403,546

		1,875,539

TRUCKING — 35.2%
AMERCO, Inc. (a)	1,560	151,320
Arkansas Best Corp.	6,175	160,056
Avis Budget Group, Inc. (a)	24,916	446,246
Con-way, Inc.	10,975	431,208
Dollar Thrifty Automotive Group, Inc. (a)	7,087	472,915
Heartland Express, Inc.	13,092	229,895
Hertz Global Holdings, Inc. (a)	25,724	402,066
J.B. Hunt Transport Services, Inc.	9,092	412,959
Knight Transportation, Inc.	20,049	385,943
Landstar Systems, Inc.	8,900	406,552
Old Dominion Freight Line, Inc. (a)	9,968	349,777
Ryder Systems, Inc.	8,128	411,277
Werner Enterprises, Inc.	15,434	408,538

		4,668,752

TOTAL COMMON STOCKS —
(Cost $12,774,459)		13,255,661

SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.19% (c)(d) (Cost $4,890)	4,890	4,890

TOTAL INVESTMENTS — 100.0% (e)
(Cost $12,779,349)		13,260,551
OTHER ASSETS AND LIABILITIES — 0.0% (b)		(617)

NET ASSETS — 100.0%		$13,259,934

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.7%
CAPITAL MARKETS — 9.4%
Morgan Stanley Capital Trust III, 6.25%	39,532	$938,885
Morgan Stanley Capital Trust IV, 6.25% (a)	27,873	664,771
Morgan Stanley Capital Trust V, 5.75% (a)	22,506	522,364
Morgan Stanley Capital Trust VI, 6.60%	38,738	947,144
Morgan Stanley Capital Trust VII, 6.60%	49,466	1,201,034
Morgan Stanley Capital Trust VIII, 6.45%	37,124	898,772
The Bank of New York Capital V Series F, 5.95%	15,758	396,944
The Goldman Sachs Group, Inc., 6.13%	59,531	1,449,580
The Goldman Sachs Group, Inc. Series A, 3.75% (a)(b)	33,709	755,756
The Goldman Sachs Group, Inc. Series B, 6.20%	35,983	896,337
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	60,619	1,346,348

		10,017,935

COMMERCIAL BANKS — 38.0%
BAC Capital Trust I, 7.00% (a)	24,885	625,360
BAC Capital Trust II, 7.00%	38,925	976,628
BAC Capital Trust III, 7.00%	21,690	545,504
BAC Capital Trust IV, 5.88%	16,283	367,019
BAC Capital Trust V, 6.00% (a)	22,452	514,151
BAC Capital Trust VIII, 6.00%	21,645	495,454
BAC Capital Trust X Series B, 6.25% (a)	38,925	911,234
BAC Capital Trust XII, 6.88%	37,328	927,228
Bank One Capital Trust VI, 7.20%	23,643	607,389
Barclays Bank PLC Series 2, 6.63%	26,528	639,325
Barclays Bank PLC Series 3, 7.10%	48,617	1,226,121
Barclays Bank PLC Series 4, 7.75%	40,627	1,044,926
Barclays Bank PLC Series 5, 8.13%	93,688	2,463,058
BB&T Capital Trust V, 8.95% (b)	20,207	545,791
BB&T Capital Trust VI, 9.60% (a)	25,827	721,606
BB&T Capital Trust VII, 8.10% (a)	15,758	424,678
Fifth Third Capital Trust V, 7.25% (b)	25,827	654,714
Fifth Third Capital Trust VI, 7.25% (a)(b)	38,739	982,421
Fifth Third Capital Trust VII, 8.88% (b)	18,038	475,842
Fleet Capital Trust VIII, 7.20%	24,056	600,919
HSBC Holdings PLC, 8.00%	79,156	2,159,376
HSBC Holdings PLC, 8.13%	45,815	1,251,666
HSBC Holdings PLC, Series A, 6.20%	30,128	727,591
HSBC USA, Inc. Series F, 3.50% (a)(b)	10,784	235,630
HSBC USA, Inc. Series G, 4.00% (a)(b)	7,778	187,839
KeyCorp Capital IX, 6.75% (a)	14,890	372,995
KeyCorp Capital X, 8.00% (a)	25,512	666,373
Lloyds Banking Group PLC, 7.75%	38,738	1,020,746
M&T Capital Trust IV, 8.50% (a)	15,758	421,527
National City Capital Trust II, 6.63% (a)	33,709	853,175
National City Capital Trust III, 6.63%	22,505	567,576
National City Capital Trust IV, 8.00%	23,300	605,101
PNC Capital Trust D, 6.13% (a)	13,474	336,715
PNC Capital Trust E, 7.75% (a)	20,218	531,329
Santander Finance Preferred SA Unipersonal, 10.50% (a)	37,084	1,055,040
Suntrust Cap IX, 7.88% (a)	30,838	803,330
UBS Preferred Funding Trust IV Series D, 0.96% (b)	13,569	245,056
US Bancorp Capital VI, 5.75%	12,367	308,680
US Bancorp Capital VII, 5.88%	13,469	337,264
US Bancorp Capital VIII Series 1, 6.35%	16,890	422,926
US Bancorp Capital X, 6.50%	22,508	573,954
US Bancorp Capital XI, 6.60%	34,386	878,218
US Bancorp Capital XII, 6.30%	24,101	614,576
US Bancorp Series B, 3.50% (a)(b)	44,911	1,018,132
US Bancorp Series D, 7.88%	22,507	623,219
Wachovia Capital Trust IV, 6.38%	39,306	981,864
Wachovia Capital Trust IX, 6.38%	35,983	901,374
Wachovia Capital Trust X, 7.85%	37,599	979,078
Wells Fargo & Co. Series J, 8.00%	56,233	1,579,023
Wells Fargo Capital IX, 5.63% (a)	13,034	323,504
Wells Fargo Capital Trust IV, 7.00% (a)	33,966	857,641
Wells Fargo Capital VII, 5.85% (a)	13,034	326,371
Wells Fargo Capital XI, 6.25%	26,062	658,847
Wells Fargo Capital XII, 7.88% (a)	41,164	1,079,732
Wells Fargo Capital XIV, 8.63% (a)	17,976	483,195

		40,738,031

CONSUMER FINANCE — 1.4%
Capital One Capital II, 7.50% (a)	15,557	396,392
HSBC Finance Corp., 6.36%	11,903	280,435
HSBC USA, Inc. Series H, 6.50% (a)	7,738	193,450
MBNA Capital D Series D, 8.13%	13,474	341,431
SLM Corp., 6.00% (a)	13,469	283,927

		1,495,635

DIVERSIFIED FINANCIAL SERVICES — 24.1%
Countrywide Capital IV, 6.75% (a)	22,505	557,449
Countrywide Capital V, 7.00% (a)	67,128	1,678,871
Credit Suisse Guernsey, 7.90%	68,497	1,843,939
Deutsche Bank Capital Funding Trust IX, 6.63%	35,962	876,753
Deutsche Bank Capital Funding Trust VIII, 6.38%	18,770	450,105
Deutsche Bank Capital Funding Trust X, 7.35%	25,203	636,628
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	25,045	617,610
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	61,798	1,620,343
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	43,343	1,160,725
General Electric Capital Corp., 6.50%	10,197	269,201
General Electric Capital Corp., 6.00%	40,859	1,065,603
General Electric Capital Corp., 6.05%	24,516	642,074
General Electric Capital Corp., 5.88% (a)	30,620	773,767
General Electric Capital Corp., 6.10% (a)	40,859	1,038,227

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

General Electric Capital Corp., 6.63% (a)	40,859	$1,048,442
General Electric Capital Corp. Series A, 6.45% (a)	20,377	516,761
HSBC Finance Corp., 6.88%	6,277	161,507
HSBC Finance Corp., 6.00% (a)	6,280	157,942
JP Morgan Chase & Co., 8.63%	32,103	895,353
JP Morgan Chase Capital X, 7.00%	17,850	453,033
JP Morgan Chase Capital XI Series K, 5.88% (a)	19,179	474,872
JP Morgan Chase Capital XII, 6.25%	7,135	180,801
JP Morgan Chase Capital XIV, 6.20% (a)	10,615	267,923
JP Morgan Chase Capital XIX Series S, 6.63%	9,955	252,359
JP Morgan Chase Capital XVI, 6.35%	8,889	223,203
JP Morgan Chase Capital XXIV Series X, 6.88%	12,395	320,783
JP Morgan Chase Capital XXIX, 6.70% (a)	26,644	678,889
JP Morgan Chase Capital XXVI, 8.00% (a)(b)	32,371	851,033
JP Morgan Chase Capital XXVIII, 7.20% (b)	26,745	690,021
Merrill Lynch Capital Trust I Series K, 6.45% (a)(b)	47,137	1,090,279
Merrill Lynch Capital Trust II, 6.45% (b)	42,723	987,756
Merrill Lynch Capital Trust III, 7.00%	33,709	826,545
Merrill Lynch Capital Trust III, 7.38%	33,709	855,871
Merrill Lynch Capital Trust IV, 7.12%	18,044	448,213
Merrill Lynch Capital Trust V Series F, 7.28%	38,167	949,595
Tennessee Valley Authority Series A, 4.50% (a)(b)	12,305	309,102

		25,871,578

ELECTRIC UTILITIES — 3.4%
Alabama Power Co. Series B, 5.88% (a)	11,258	309,595
American Electric Power, 8.75% (a)	14,166	391,265
BGE Capital Trust II, 6.20%	11,258	281,225
FPC Capital I Series A, 7.10%	13,474	342,913
FPL Group Capital Trust I, 5.88% (a)	13,474	343,048
Georgia Power Co. Series D, 6.38% (a)	13,474	351,536
NextEra Energy Capital Holdings, Inc., 6.60%	15,758	408,605
NextEra Energy Capital Holdings, Inc., 7.45% (a)	15,758	427,830
NextEra Energy Capital Holdings, Inc., 8.75%	16,890	483,561
PPL Energy Supply LLC, 7.00% (a)	11,257	284,014

		3,623,592

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Tennessee Valley Authority Series D, 4.73% (b)	14,865	373,557

INSURANCE — 11.2%
Aegon NV, 6.88% (a)	24,788	588,467
Aegon NV, 7.25% (a)	47,137	1,166,169
Aegon NV, 6.38%	44,911	1,022,624
Aegon NV, 6.50% (a)	22,505	511,764
Aegon NV Series 1, 4.00% (b)	11,258	247,113
American International Group, Inc., 7.70% (a)(b)	49,468	1,233,237
American International Group, Inc. Series A-4, 6.45% (b)	33,709	738,564
Axis Capital Holdings Series A, 7.25% (a)	11,258	277,960
Everest RE Capital Trust II Series B, 6.20% (a)	14,395	335,547
Lincoln National Corp., 6.75% (a)	12,367	312,885
MetLife, Inc. Series A, 4.00% (b)	26,962	647,627
MetLife, Inc. Series B, 6.50% (a)	67,361	1,674,595
PartnerRe, Ltd. Series C, 6.75%	13,026	318,616
Principal Financial Group, Inc. Series B, 6.52% (b)	11,258	273,007
Prudential Financial, Inc., 9.00%	41,304	1,136,273
Prudential PLC, 6.75% (a)	11,258	281,900
Prudential PLC, 6.50%	13,474	335,907
RenaissanceRe Holdings, Ltd. Series C, 6.08%	11,258	258,371
RenaissanceRe Holdings, Ltd. Series D, 6.60%	13,469	330,799
W.R. Berkley Capital Trust II, 6.75%	11,258	281,337

		11,972,762

MEDIA — 3.8%
CBS Corp., 6.75%	31,421	789,924
Comcast Corp., 7.00%	15,557	400,437
Comcast Corp., 6.63% (a)	25,827	672,277
Comcast Corp. Series B, 7.00% (a)	50,609	1,295,084
Viacom, Inc., 6.85% (a)	33,709	876,097

		4,033,819

MULTI-UTILITIES — 1.3%
Dominion Resources Inc. Series A, 8.38%	30,838	875,491
Xcel Energy, Inc., 7.60% (a)	18,038	502,719

		1,378,210

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Harris Preferred Capital Corp. Series A, 7.38%	11,258	283,026
Hospitality Properties Trust Series C, 7.00%	14,281	347,742
Kimco Realty Corp. Series G, 7.75% (a)	20,679	534,759
Public Storage Series I, 7.25% (a)	23,300	589,956
Public Storage Series K, 7.25%	19,071	486,501
Public Storage Series M, 6.63% (a)	21,436	540,402
Vornado Realty LP, 7.88% (a)	20,679	560,194
Vornado Realty Trust Series I, 6.63%	12,138	294,711
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	33,709	861,265
Weingarten Realty Investors Series F, 6.50% (a)	15,758	373,780

		4,872,336

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc., 6.38% (a)	53,880	1,436,441
Telephone & Data Systems, 7.60% (a)	12,759	320,634
Telephone & Data Systems, 7.00%	13,200	329,736

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value

US Cellular Corp., 7.50% (a)	14,853	$375,038

		2,461,849

TOTAL PREFERRED STOCKS —
(Cost $102,467,299)		106,839,304

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,784,129	10,784,129
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)	398,337	398,337

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,182,466)		11,182,466

TOTAL INVESTMENTS — 110.1% (f)
(Cost $113,649,765)		118,021,770
OTHER ASSETS & LIABILITIES — (10.1)%		(10,870,597)

NET ASSETS — 100.0%		$107,151,173

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.0%
Treasury Bills*
0.07%, 6/9/2011	$89,767,000	$89,754,091
0.07%, 6/2/2011	127,170,000	127,153,570
0.08%, 6/16/2011	89,767,000	89,750,887
0.09%, 6/23/2011	89,767,000	89,748,364
0.09%, 6/30/2011	127,170,000	127,139,797
0.11%, 5/12/2011	89,767,000	89,761,377
0.12%, 5/19/2011	89,767,000	89,760,418
0.12%, 5/5/2011	128,665,000	128,658,315
0.13%, 5/26/2011	89,767,000	89,759,460

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $921,461,111)		921,486,279

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.19% (b)(c)(d) (Cost $239,614)	239,614	239,614

TOTAL INVESTMENTS — 100.0% (e)
(Cost $921,700,725)		921,725,893
OTHER ASSETS & LIABILITIES — 0.0% (a)		43,814

NET ASSETS — 100.0%		$921,769,707

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.50%, 4/15/2015	$12,539,966	$13,029,777
0.63%, 4/15/2013	9,087,098	9,527,277
1.13%, 1/15/2021 (a)	14,488,542	14,719,489
1.25%, 4/15/2014	9,246,301	9,897,888
1.38%, 7/15/2018	8,894,802	9,470,207
1.38%, 1/15/2020	11,236,168	11,797,976
1.63%, 1/15/2015 (a)	12,737,695	13,830,334
1.63%, 1/15/2018	10,032,177	10,840,971
1.88%, 7/15/2013	13,951,250	15,108,785
1.88%, 7/15/2015	11,186,622	12,305,284
1.88%, 7/15/2019	9,107,912	9,994,476
2.00%, 4/15/2012 (a)	10,897,659	11,401,676
2.00%, 1/15/2014	14,556,249	15,882,178
2.00%, 7/15/2014	12,909,005	14,189,836
2.00%, 1/15/2016	10,968,539	12,125,391
2.13%, 1/15/2019	8,803,493	9,825,490
2.38%, 1/15/2017 (a)	10,946,988	12,354,662
2.50%, 7/15/2016	12,673,763	14,392,706
2.63%, 7/15/2017	8,646,874	9,927,735
3.00%, 7/15/2012 (a)	16,384,325	17,564,488
Treasury Inflation Protected Indexed Bonds
1.25%, 7/15/2020	19,009,690	19,654,309
1.75%, 1/15/2028 (a)	9,551,852	9,742,888
2.00%, 1/15/2026	12,895,549	13,758,004
2.13%, 2/15/2040	8,989,362	9,521,712
2.13%, 2/15/2041	5,554,216	5,878,805
2.38%, 1/15/2025	19,022,997	21,362,255
2.38%, 1/15/2027	10,465,478	11,654,252
2.50%, 1/15/2029	8,434,288	9,564,988
3.38%, 4/15/2032	3,613,577	4,658,695
3.63%, 4/15/2028	13,289,792	17,133,465
3.88%, 4/15/2029	15,182,212	20,318,051

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $369,836,853)		391,434,050

	Shares
SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	14,220,280	14,220,280
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)	118,334	118,334

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $14,338,614)		14,338,614

TOTAL INVESTMENTS — 103.1% (f)
(Cost $384,175,467)		405,772,664
OTHER ASSETS & LIABILITIES — (3.1)%		(12,387,455)

NET ASSETS — 100.0%		$393,385,209

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.25%, 5/15/2016 (a)	$924,000	$1,148,578
7.50%, 11/15/2016	884,000	1,120,028
7.88%, 2/15/2021	400,000	551,196
8.13%, 8/15/2019 (a)	445,000	611,007
8.50%, 2/15/2020 (a)	200,000	282,316
8.75%, 5/15/2017	804,000	1,086,268
8.75%, 5/15/2020	172,000	246,872
8.75%, 8/15/2020 (a)	300,000	432,123
8.88%, 8/15/2017 (a)	526,000	718,789
8.88%, 2/15/2019	303,000	428,878
9.00%, 11/15/2018 (a)	241,000	341,507
9.13%, 5/15/2018 (a)	329,000	463,485
9.25%, 2/15/2016 (a)	239,000	318,274
9.88%, 11/15/2015	283,000	381,798
10.63%, 8/15/2015 (a)	176,000	240,752
11.25%, 2/15/2015	534,000	726,133
Treasury Notes
0.38%, 8/31/2012	1,500,000	1,497,480
0.38%, 9/30/2012 (a)	1,963,000	1,958,250
0.38%, 10/31/2012	1,769,000	1,763,410
0.50%, 11/30/2012	1,316,000	1,313,486
0.50%, 10/15/2013	1,332,000	1,313,898
0.50%, 11/15/2013	832,000	819,453
0.63%, 6/30/2012	1,035,000	1,037,753
0.63%, 7/31/2012	1,149,000	1,151,689
0.63%, 12/31/2012	1,500,000	1,498,890
0.63%, 1/31/2013	1,000,000	998,280
0.63%, 2/28/2013 (a)	1,200,000	1,197,000
0.75%, 5/31/2012	1,224,000	1,229,214
0.75%, 3/31/2013	1,200,000	1,198,968
0.75%, 8/15/2013	1,379,000	1,371,995
0.75%, 9/15/2013 (a)	1,789,000	1,777,747
0.75%, 12/15/2013 (a)	600,000	593,928
1.00%, 4/30/2012	1,709,000	1,721,014
1.00%, 7/15/2013	1,270,000	1,271,880
1.00%, 1/15/2014 (a)	1,000,000	995,120
1.13%, 12/15/2012	1,744,000	1,757,900
1.13%, 6/15/2013	1,768,000	1,776,699
1.25%, 2/15/2014 (a)	1,200,000	1,200,888
1.25%, 3/15/2014	1,200,000	1,199,580
1.25%, 8/31/2015 (a)	1,063,000	1,030,345
1.25%, 9/30/2015	1,069,000	1,033,947
1.25%, 10/31/2015	1,469,000	1,417,409
1.38%, 3/15/2012	—	—
1.38%, 4/15/2012	996,000	1,006,737
1.38%, 5/15/2012 (a)	1,777,000	1,796,582
1.38%, 9/15/2012 (a)	2,273,000	2,300,799
1.38%, 10/15/2012	1,344,000	1,360,531
1.38%, 11/15/2012	2,235,000	2,262,423
1.38%, 1/15/2013 (a)	1,940,000	1,963,105
1.38%, 2/15/2013	1,744,000	1,764,649
1.38%, 3/15/2013	1,248,000	1,262,527
1.38%, 5/15/2013	1,762,000	1,781,276
1.38%, 11/30/2015	1,016,000	983,874
1.50%, 7/15/2012 (a)	1,149,000	1,164,982
1.50%, 12/31/2013 (a)	1,748,000	1,764,798
1.75%, 8/15/2012	1,966,000	2,000,169
1.75%, 4/15/2013	1,552,000	1,581,457
1.75%, 1/31/2014	1,141,000	1,159,051
1.75%, 3/31/2014	1,565,000	1,587,739
1.75%, 7/31/2015	1,255,000	1,245,600
1.88%, 6/15/2012	1,842,000	1,874,953
1.88%, 2/28/2014	1,318,000	1,342,554
1.88%, 4/30/2014 (a)	1,602,000	1,629,666
1.88%, 6/30/2015	754,000	753,608
1.88%, 8/31/2017	1,309,000	1,241,456
1.88%, 9/30/2017	809,000	765,443
1.88%, 10/31/2017 (a)	809,000	764,173
2.00%, 11/30/2013	1,372,000	1,404,105
2.00%, 1/31/2016 (a)	1,700,000	1,687,692
2.13%, 11/30/2014 (a)	2,174,000	2,213,741
2.13%, 5/31/2015 (a)	1,589,000	1,606,479
2.13%, 12/31/2015 (a)	800,000	800,208
2.13%, 2/29/2016 (a)	1,200,000	1,196,316
2.25%, 5/31/2014	1,256,000	1,291,218
2.25%, 1/31/2015	1,338,000	1,365,790
2.25%, 3/31/2016	1,000,000	1,001,130
2.25%, 11/30/2017 (a)	848,000	819,041
2.38%, 8/31/2014	1,329,000	1,368,139
2.38%, 9/30/2014	1,344,000	1,382,909
2.38%, 10/31/2014	1,793,000	1,843,222
2.38%, 2/28/2015	2,024,000	2,073,305
2.38%, 3/31/2016	1,370,000	1,379,960
2.38%, 7/31/2017	1,509,000	1,479,273
2.50%, 3/31/2013	835,000	863,766
2.50%, 3/31/2015	1,424,000	1,464,741
2.50%, 4/30/2015	1,924,000	1,976,621
2.50%, 6/30/2017	804,000	795,405
2.63%, 6/30/2014 (a)	1,603,000	1,665,870
2.63%, 7/31/2014	1,726,000	1,792,917
2.63%, 12/31/2014	1,738,000	1,799,595
2.63%, 2/29/2016 (a)	1,001,000	1,021,571
2.63%, 4/30/2016	884,000	899,753
2.63%, 1/31/2018 (a)	1,000,000	986,240
2.63%, 8/15/2020	2,264,000	2,123,949
2.63%, 11/15/2020 (a)	2,572,000	2,400,216
2.75%, 2/28/2013	995,000	1,033,089
2.75%, 10/31/2013 (a)	1,479,000	1,543,307
2.75%, 11/30/2016	1,302,000	1,320,710
2.75%, 5/31/2017 (a)	1,203,000	1,209,388
2.75%, 12/31/2017 (a)	1,200,000	1,194,468
2.75%, 2/28/2018 (a)	1,000,000	992,570
2.75%, 2/15/2019	2,183,000	2,133,097
2.88%, 1/31/2013 (a)	854,000	888,425
2.88%, 3/31/2018	1,000,000	998,590
3.00%, 8/31/2016	782,000	806,438
3.00%, 9/30/2016	1,714,000	1,765,660
3.00%, 2/28/2017	1,213,000	1,241,408
3.13%, 4/30/2013 (a)	894,000	937,127
3.13%, 8/31/2013	1,339,000	1,408,307
3.13%, 9/30/2013	962,000	1,012,091
3.13%, 10/31/2016	803,000	831,482
3.13%, 1/31/2017	1,298,000	1,339,731
3.13%, 4/30/2017	598,000	614,792
3.13%, 5/15/2019 (a)	2,513,000	2,512,900
3.25%, 5/31/2016 (a)	458,000	479,682
3.25%, 6/30/2016 (a)	962,000	1,006,695
3.25%, 7/31/2016 (a)	865,000	904,236
3.25%, 12/31/2016	903,000	938,623
3.25%, 3/31/2017 (a)	1,308,000	1,355,572

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

3.38%, 11/30/2012	$730,000	$763,704
3.38%, 6/30/2013	742,000	783,099
3.38%, 7/31/2013 (a)	457,000	482,958
3.38%, 11/15/2019 (a)	2,809,000	2,840,011
3.50%, 5/31/2013 (a)	1,007,000	1,064,862
3.50%, 2/15/2018 (a)	1,395,000	1,452,307
3.50%, 5/15/2020 (a)	3,614,000	3,663,259
3.63%, 12/31/2012	388,000	408,188
3.63%, 5/15/2013 (a)	315,000	333,494
3.63%, 8/15/2019	2,036,000	2,104,837
3.63%, 2/15/2020	2,859,000	2,936,622
3.63%, 2/15/2021 (a)	2,000,000	2,028,440
3.75%, 11/15/2018 (a)	2,254,000	2,368,278
3.88%, 10/31/2012 (a)	795,000	836,364
3.88%, 2/15/2013	847,000	897,388
3.88%, 5/15/2018 (a)	1,363,000	1,449,278
4.00%, 11/15/2012 (a)	500,000	527,345
4.00%, 2/15/2014	880,000	950,981
4.00%, 2/15/2015	1,623,000	1,763,146
4.00%, 8/15/2018 (a)	1,436,000	1,536,276
4.13%, 8/31/2012 (a)	803,000	843,969
4.13%, 5/15/2015	911,000	995,204
4.25%, 9/30/2012	501,000	528,615
4.25%, 8/15/2013	1,022,000	1,101,205
4.25%, 11/15/2013	645,000	698,741
4.25%, 8/15/2014	899,000	983,254
4.25%, 11/15/2014	708,000	775,458
4.25%, 8/15/2015 (a)	1,307,000	1,434,641
4.25%, 11/15/2017 (a)	1,090,000	1,188,405
4.38%, 8/15/2012	416,000	438,231
4.50%, 3/31/2012	—	—
4.50%, 4/30/2012 (a)	820,000	856,933
4.50%, 11/15/2015	987,000	1,095,254
4.50%, 2/15/2016	1,244,000	1,380,629
4.50%, 5/15/2017	642,000	710,662
4.63%, 7/31/2012	629,000	663,891
4.63%, 11/15/2016	1,000,000	1,114,950
4.63%, 2/15/2017	531,000	591,980
4.75%, 5/31/2012	829,000	870,997
4.75%, 5/15/2014	742,000	821,186
4.75%, 8/15/2017	996,000	1,116,546
4.88%, 6/30/2012	790,000	833,948
4.88%, 8/15/2016	500,000	564,580
5.13%, 5/15/2016	632,000	720,126

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $194,942,359)		197,274,181

	Shares
SHORT TERM INVESTMENTS — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	26,172,021	26,172,021
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)	421,792	421,792

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $26,593,813)		26,593,813

TOTAL INVESTMENTS — 112.7% (f)
(Cost $221,536,172)		223,867,994
OTHER ASSETS & LIABILITIES — (12.7)%		(25,202,723)

NET ASSETS — 100.0%		$198,665,271

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 98.9%
Treasury Bonds
3.50%, 2/15/2039	$1,018,000	$853,461
3.88%, 8/15/2040	1,743,000	1,559,671
4.25%, 5/15/2039	1,250,000	1,198,837
4.25%, 11/15/2040	1,700,000	1,625,540
4.38%, 2/15/2038	626,000	615,715
4.38%, 11/15/2039	1,750,000	1,712,025
4.38%, 5/15/2040	1,780,000	1,740,057
4.50%, 2/15/2036	900,000	908,946
4.50%, 5/15/2038	750,000	752,198
4.50%, 8/15/2039 (a)	1,400,000	1,399,496
4.63%, 2/15/2040 (a)	1,680,000	1,713,146
4.75%, 2/15/2037	600,000	628,104
4.75%, 2/15/2041	1,150,000	1,195,275
5.00%, 5/15/2037	609,000	661,758
5.25%, 11/15/2028	350,000	394,072
5.25%, 2/15/2029 (a)	400,000	450,612
5.38%, 2/15/2031	581,000	664,594
5.50%, 8/15/2028	300,000	347,445
6.00%, 2/15/2026	465,000	566,217
6.13%, 11/15/2027	666,000	822,896
6.13%, 8/15/2029	328,000	407,287
6.25%, 8/15/2023	749,000	930,206
6.25%, 5/15/2030	475,000	598,785
6.38%, 8/15/2027	223,000	282,401
6.50%, 11/15/2026 (a)	304,000	388,561
6.63%, 2/15/2027	251,000	324,920
6.75%, 8/15/2026 (a)	249,000	325,480
6.88%, 8/15/2025 (a)	388,000	510,798
7.13%, 2/15/2023 (a)	400,000	530,672
7.25%, 8/15/2022	309,000	412,809
7.50%, 11/15/2024	313,000	432,068
7.63%, 11/15/2022	164,000	225,288
7.63%, 2/15/2025	312,000	435,749
8.00%, 11/15/2021	600,000	838,038
8.13%, 5/15/2021	251,000	351,721
8.13%, 8/15/2021 (a)	264,000	370,983

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $28,472,594)		27,175,831

	Shares
SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,723,595	1,723,595
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)	7,800	7,800

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,731,395)		1,731,395

TOTAL INVESTMENTS — 105.2% (f)
(Cost $30,203,989)		28,907,226
OTHER ASSETS & LIABILITIES — (5.2)%		(1,435,288)

NET ASSETS — 100.0%		$27,471,938

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.:
4.25%, 5/15/2013	$500,000	$528,678
5.25%, 2/1/2014	950,000	1,048,105
Honeywell International, Inc. 4.25%, 3/1/2013	1,000,000	1,061,667
Lockheed Martin Corp. 4.12%, 3/14/2013	200,000	209,680
The Boeing Co.:
1.88%, 11/20/2012	1,390,000	1,410,967
5.13%, 2/15/2013	350,000	374,047
United Technologies Corp. 6.10%, 5/15/2012	355,000	375,795

		5,008,939

AIR FREIGHT & LOGISTICS — 0.3%
United Parcel Service, Inc. 4.50%, 1/15/2013	1,105,000	1,167,437

AUTO PARTS & EQUIPMENT — 0.1%
Johnson Controls, Inc. 1.75%, 3/1/2014	500,000	497,000

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 6.50%, 11/15/2013	1,500,000	1,673,050
PACCAR Financial Corp. 2.05%, 6/17/2013	300,000	301,333
PACCAR, Inc. 6.88%, 2/15/2014	500,000	559,328

		2,533,711

BEVERAGES — 3.5%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	660,000	672,952
3.00%, 10/15/2012	1,385,000	1,421,963
7.20%, 1/15/2014	500,000	568,526
Bottling Group LLC:
4.63%, 11/15/2012	1,155,000	1,223,283
6.95%, 3/15/2014	1,000,000	1,150,320
Coca-Cola Enterprises, Inc. 1.13%, 11/12/2013	300,000	295,656
Coca-Cola HBC Finance BV 5.13%, 9/17/2013	350,000	372,714
Coca-Cola Refreshments USA, Inc. 7.38%, 3/3/2014	1,000,000	1,157,616
Diageo Capital PLC 5.20%, 1/30/2013	1,500,000	1,599,996
Dr. Pepper Snapple Group, Inc. 2.35%, 12/21/2012	350,000	356,395
PepsiAmericas, Inc. 4.38%, 2/15/2014	250,000	268,213
PepsiCo, Inc.:
0.88%, 10/25/2013	500,000	494,109
4.65%, 2/15/2013	765,000	811,601
5.15%, 5/15/2012	255,000	267,503
The Coca-Cola Co. 0.75%, 11/15/2013	1,000,000	983,485

		11,644,332

BIOTECHNOLOGY — 0.1%
Biogen Idec, Inc. 6.00%, 3/1/2013	300,000	320,144

CAPITAL MARKETS — 5.6%
Morgan Stanley:
2.88%, 1/24/2014	2,000,000	2,007,109
5.25%, 11/2/2012	926,000	978,810
5.30%, 3/1/2013	1,015,000	1,077,787
6.60%, 4/1/2012	1,550,000	1,631,460
Northern Trust Corp. 5.50%, 8/15/2013	500,000	547,739
TD Ameritrade Holding Corp. 2.95%, 12/1/2012	250,000	255,138
The Bank of New York Mellon Corp.:
4.95%, 11/1/2012	1,260,000	1,331,961
5.13%, 8/27/2013	900,000	978,048
6.38%, 4/1/2012	645,000	678,124
The Bear Stearns Cos. LLC 6.95%, 8/10/2012	770,000	828,441
The Goldman Sachs Group, Inc.:
3.63%, 8/1/2012	900,000	927,638
5.15%, 1/15/2014	1,000,000	1,073,382
5.25%, 4/1/2013	550,000	584,947
5.25%, 10/15/2013	2,350,000	2,526,415
5.45%, 11/1/2012	2,690,000	2,858,073
5.70%, 9/1/2012	385,000	407,893

		18,692,965

CHEMICALS — 1.6%
Airgas, Inc. 2.85%, 10/1/2013	250,000	252,754
E.I. du Pont de Nemours & Co.:
5.00%, 1/15/2013	436,000	464,879
5.00%, 7/15/2013	750,000	808,063
ICI Wilmington, Inc. 5.63%, 12/1/2013	500,000	541,482
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/1/2013	250,000	265,178
PPG Industries, Inc. 5.75%, 3/15/2013	250,000	269,675
Praxair, Inc.:
1.75%, 11/15/2012	560,000	567,252
2.13%, 6/14/2013	350,000	354,769
The Dow Chemical Co.:
4.85%, 8/15/2012	1,125,000	1,178,441
6.00%, 10/1/2012	500,000	534,460

		5,236,953

COMMERCIAL BANKS — 17.3%
American Express Bank FSB:
5.50%, 4/16/2013	2,250,000	2,404,720
5.55%, 10/17/2012	385,000	407,840
Bank of Montreal 2.13%, 6/28/2013	750,000	762,060
Bank of Nova Scotia:
2.25%, 1/22/2013	775,000	791,281
2.38%, 12/17/2013	1,250,000	1,273,133
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	1,005,707
2.50%, 1/23/2013	765,000	777,323
5.45%, 9/12/2012	1,300,000	1,376,249

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

BB&T Corp.:
3.38%, 9/25/2013	$500,000	$520,360
3.85%, 7/27/2012	1,000,000	1,034,064
BNP Paribas / BNP Paribas US 2.13%, 12/21/2012	1,525,000	1,543,905
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	850,000	845,659
Charter One Bank NA 6.38%, 5/15/2012	250,000	258,688
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.85%, 1/10/2014	1,000,000	997,783
Credit Suisse of New York, NY:
2.20%, 1/14/2014	1,300,000	1,303,059
3.45%, 7/2/2012	1,050,000	1,080,695
5.00%, 5/15/2013	3,000,000	3,199,374
Deutsche Bank AG:
2.38%, 1/11/2013	1,815,000	1,841,985
4.88%, 5/20/2013	1,850,000	1,964,898
5.38%, 10/12/2012	1,100,000	1,166,090
Fifth Third Bancorp 6.25%, 5/1/2013	350,000	379,872
Golden West Financial Corp. 4.75%, 10/1/2012	1,000,000	1,047,365
HSBC Holdings PLC 5.25%, 12/12/2012	1,270,000	1,332,108
ICICI Bank, Ltd. 6.63%, 10/3/2012 (a)(b)	1,310,000	1,382,050
JPMorgan Chase & Co.:
1.65%, 9/30/2013	500,000	498,255
2.05%, 1/24/2014	1,000,000	995,589
4.75%, 5/1/2013	1,500,000	1,588,683
5.38%, 10/1/2012	3,290,000	3,483,781
5.75%, 1/2/2013	800,000	851,485
KeyBank NA:
5.50%, 9/17/2012	310,000	328,812
5.70%, 8/15/2012	255,000	268,706
M&I Marshall & Ilsley Bank 5.25%, 9/4/2012	60,000	62,400
Mercantile Bankshares Corp. 4.63%, 4/15/2013	250,000	262,822
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	492,036
2.10%, 7/29/2013	1,000,000	1,018,428
2.25%, 3/15/2013	205,000	209,830
SunTrust Banks, Inc. 5.25%, 11/5/2012	255,000	267,758
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013	1,250,000	1,276,159
UFJ Finance Aruba AEC 6.75%, 7/15/2013	505,000	547,925
Union Bank NA 2.13%, 12/16/2013	1,000,000	998,195
US Bancorp:
1.38%, 9/13/2013	750,000	745,182
2.00%, 6/14/2013	1,000,000	1,009,840
US Bank NA/Cincinnati OH 6.30%, 2/4/2014	1,000,000	1,106,123
Wachovia Corp. 5.50%, 5/1/2013	1,350,000	1,454,735
Wells Fargo & Co.:
4.38%, 1/31/2013	515,000	541,211
4.95%, 10/16/2013	1,500,000	1,601,660
5.25%, 10/23/2012	5,045,000	5,348,411
Wells Fargo Capital XIII 7.70%, 12/29/2049	1,515,000	1,560,450
Westpac Banking Corp.:
2.10%, 8/2/2013	1,250,000	1,259,573
2.25%, 11/19/2012	1,060,000	1,076,327

		57,550,644

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	261,914
Block Financial LLC 7.88%, 1/15/2013	155,000	167,012
Pitney Bowes, Inc. 3.88%, 6/15/2013	500,000	517,993
Waste Management, Inc. 6.38%, 11/15/2012	450,000	486,204

		1,433,123

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc. 1.63%, 3/14/2014	1,250,000	1,246,161
Motorola, Inc. 5.38%, 11/15/2012	1,000,000	1,056,500

		2,302,661

COMPUTERS & PERIPHERALS — 3.0%
Dell, Inc.:
1.40%, 9/10/2013	500,000	497,691
4.70%, 4/15/2013	500,000	533,117
Hewlett-Packard Co.:
1.25%, 9/13/2013	1,500,000	1,489,453
4.50%, 3/1/2013	565,000	600,291
6.13%, 3/1/2014	1,000,000	1,117,431
6.50%, 7/1/2012	600,000	641,321
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	600,000	661,763
International Business Machines Corp.:
1.00%, 8/5/2013	1,000,000	992,095
2.10%, 5/6/2013	750,000	763,254
4.75%, 11/29/2012	1,830,000	1,943,579
6.50%, 10/15/2013	800,000	898,347

		10,138,342

CONSUMER FINANCE — 0.3%
SLM Corp. 5.00%, 10/1/2013	950,000	973,750

COSMETICS/PERSONAL CARE — 0.2%
Avon Products, Inc. 5.63%, 3/1/2014	500,000	545,711

DIVERSIFIED FINANCIAL SERVICES — 17.5%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	1,500,000	1,617,210
American Express Credit Corp.:
5.88%, 5/2/2013	300,000	323,032
7.30%, 8/20/2013	2,000,000	2,243,557
Bank of America Corp.:
4.88%, 9/15/2012	515,000	539,597
4.88%, 1/15/2013	1,500,000	1,568,787

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

4.90%, 5/1/2013	$750,000	$791,890
6.25%, 4/15/2012	450,000	472,940
BlackRock, Inc. 2.25%, 12/10/2012	550,000	558,770
Boeing Capital Corp. 5.80%, 1/15/2013	255,000	274,778
BP Capital Markets PLC 5.25%, 11/7/2013	2,000,000	2,161,542
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	381,396
Capital One Financial Corp. 6.25%, 11/15/2013	250,000	275,025
Caterpillar Financial Services Corp.:
1.55%, 12/20/2013	500,000	500,083
1.65%, 4/1/2014	200,000	199,930
1.90%, 12/17/2012	500,000	507,241
2.00%, 4/5/2013	155,000	156,550
4.85%, 12/7/2012	360,000	382,927
4.90%, 8/15/2013	1,000,000	1,078,358
6.13%, 2/17/2014	1,000,000	1,126,386
Citigroup, Inc.:
5.30%, 10/17/2012	1,705,000	1,798,333
5.50%, 8/27/2012	2,000,000	2,108,137
5.50%, 4/11/2013	1,550,000	1,654,283
5.63%, 8/27/2012	—	—
6.00%, 12/13/2013	1,000,000	1,088,233
6.50%, 8/19/2013	2,700,000	2,951,994
CME Group, Inc. 5.75%, 2/15/2014	500,000	552,631
Countrywide Financial Corp. 5.80%, 6/7/2012	1,270,000	1,336,967
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	363,438
General Electric Capital Corp.:
1.88%, 9/16/2013	1,500,000	1,496,467
2.10%, 1/7/2014	1,000,000	998,328
2.80%, 1/8/2013	2,295,000	2,345,924
3.50%, 8/13/2012	2,000,000	2,063,711
4.80%, 5/1/2013	3,750,000	3,983,454
5.25%, 10/19/2012	1,085,000	1,150,658
5.45%, 1/15/2013	790,000	844,226
6.00%, 6/15/2012	3,375,000	3,568,519
Goldman Sachs Capital II 5.79%, 6/1/2043	275,000	235,125
HSBC Finance Corp.:
5.90%, 6/19/2012	105,000	110,621
6.38%, 11/27/2012	1,000,000	1,076,083
7.00%, 5/15/2012	2,190,000	2,326,198
IBM International Group Capital LLC 5.05%, 10/22/2012	360,000	382,756
Merrill Lynch & Co, Inc.:
5.00%, 2/3/2014	500,000	532,448
5.45%, 2/5/2013	1,220,000	1,291,394
6.05%, 8/15/2012	1,000,000	1,059,525
6.15%, 4/25/2013	2,500,000	2,693,473
National Rural Utilities Cooperative Finance Corp.:
1.13%, 11/1/2013	500,000	494,719
5.50%, 7/1/2013	750,000	816,225
NYSE Euronext 4.80%, 6/28/2013	500,000	534,584
SLM Corp. 5.13%, 8/27/2012	610,000	629,825
Toyota Motor Credit Corp. 1.38%, 8/12/2013	1,000,000	994,946
UBS AG of Stamford, CT:
2.25%, 8/12/2013	1,000,000	1,008,193
2.25%, 1/28/2014	500,000	501,192
2.75%, 1/8/2013	255,000	259,449

		58,412,058

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
British Telecommunications PLC 5.15%, 1/15/2013	330,000	350,308
Telefonica Emisiones SAU 5.86%, 2/4/2013	505,000	537,707
Telstra Corp., Ltd. 6.38%, 4/1/2012	155,000	162,007
Verizon Communications, Inc. 4.35%, 2/15/2013	1,250,000	1,318,044

		2,368,066

ELECTRIC UTILITIES — 4.7%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/2012 (a)	705,000	753,534
Appalachian Power Co. Series O 5.65%, 8/15/2012	410,000	433,342
Baltimore Gas & Electric Co. 6.13%, 7/1/2013	250,000	271,634
Carolina Power & Light Co. 6.50%, 7/15/2012	515,000	549,976
CenterPoint Energy Houston Electric LLC, Series J 5.70%, 3/15/2013	500,000	537,867
Commonwealth Edison Co. 1.63%, 1/15/2014	250,000	247,722
Consolidated Edison Co. of New York, Inc. Series 2 4.88%, 2/1/2013	255,000	270,055
Consumers Energy Co., Series D 5.38%, 4/15/2013	114,000	122,614
Dominion Resources, Inc.:
1.80%, 3/15/2014	200,000	199,930
5.00%, 3/15/2013	250,000	265,335
5.70%, 9/17/2012	380,000	404,442
Duke Energy Carolinas LLC 5.63%, 11/30/2012	885,000	948,644
Duke Energy Indiana, Inc. 5.00%, 9/15/2013	750,000	807,513
Exelon Generation Co. LLC 5.35%, 1/15/2014	500,000	536,571
Georgia Power Co. 1.30%, 9/15/2013	500,000	499,476
KCP&L Greater Missouri Operations Co. 11.88%, 7/1/2012	110,000	122,787
NextEra Energy Capital Holdings, Inc. 5.35%, 6/15/2013	500,000	537,145
Nisource Finance Corp. 6.15%, 3/1/2013	255,000	274,830
Northeast Utilities 5.65%, 6/1/2013	500,000	535,259
Ohio Power Co. 5.50%, 2/15/2013	250,000	266,980

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio Power Co., Series L 5.75%, 9/1/2013	$250,000	$272,046
Oncor Electric Delivery Co. LLC:
5.95%, 9/1/2013	500,000	542,731
6.38%, 5/1/2012	275,000	289,368
PPL Electric Utilities Corp. 7.13%, 11/30/2013	250,000	286,179
PPL Energy Supply LLC 6.30%, 7/15/2013	250,000	270,161
Progress Energy, Inc. 6.85%, 4/15/2012	660,000	698,781
PSEG Power LLC:
2.50%, 4/15/2013	605,000	613,964
6.95%, 6/1/2012	210,000	223,960
Public Service Electric & Gas Co. 5.13%, 9/1/2012	295,000	311,027
Public Service of Colorado 7.88%, 10/1/2012	787,000	864,943
Sierra Pacific Power Co., Series Q 5.45%, 9/1/2013	250,000	268,749
Southern Power Co. 6.25%, 7/15/2012	1,030,000	1,094,336
Tampa Electric Co. 6.38%, 8/15/2012	250,000	267,041
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	271,539
The Dayton Power & Light Co. 5.13%, 10/1/2013	200,000	216,730
Virginia Electric and Power Co. 5.10%, 11/30/2012	710,000	755,548

		15,832,759

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 5.63%, 11/15/2013	500,000	549,523
Roper Industries, Inc. 6.63%, 8/15/2013	400,000	441,723

		991,246

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 2.50%, 7/15/2013	250,000	252,816

FOOD & STAPLES RETAILING — 2.1%
CVS Caremark Corp. 6.30%, 6/1/2062 (b)	720,000	705,600
Safeway, Inc. 5.80%, 8/15/2012	255,000	270,395
Target Corp.:
4.00%, 6/15/2013	185,000	196,558
5.13%, 1/15/2013	500,000	535,974
The Kroger Co.:
5.00%, 4/15/2013	1,000,000	1,067,024
6.20%, 6/15/2012	325,000	344,411
6.75%, 4/15/2012	330,000	349,583
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	750,000	742,180
4.25%, 4/15/2013	400,000	424,970
4.55%, 5/1/2013	2,250,000	2,410,708

		7,047,403

FOOD PRODUCTS — 1.8%
Campbell Soup Co. 5.00%, 12/3/2012	250,000	266,481
General Mills, Inc.:
5.25%, 8/15/2013	400,000	433,908
5.65%, 9/10/2012	500,000	531,751
H.J. Heinz Co. 5.35%, 7/15/2013	350,000	379,428
Kellogg Co.:
4.25%, 3/6/2013	205,000	216,316
5.13%, 12/3/2012	480,000	510,979
Kraft Foods, Inc.:
2.63%, 5/8/2013	1,350,000	1,382,909
6.00%, 2/11/2013	500,000	541,195
6.25%, 6/1/2012	580,000	614,566
Sara Lee Corp. 3.88%, 6/15/2013	500,000	513,093
Tyson Foods, Inc. 10.50%, 3/1/2014	500,000	598,750

		5,989,376

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc. 1.80%, 3/15/2013	205,000	207,675
Covidien International Finance SA:
1.88%, 6/15/2013	500,000	504,446
5.45%, 10/15/2012	155,000	165,054

		877,175

HEALTH CARE PRODUCTS — 0.3%
Medtronic, Inc. 4.50%, 3/15/2014	550,000	592,353
St Jude Medical, Inc. 2.20%, 9/15/2013	500,000	507,031

		1,099,384

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Express Scripts, Inc. 5.25%, 6/15/2012	1,000,000	1,047,403
UnitedHealth Group, Inc. 4.88%, 2/15/2013	360,000	381,356
WellPoint, Inc. 6.80%, 8/1/2012	655,000	700,698

		2,129,457

HOTELS, RESTAURANTS & LEISURE — 0.3%
Darden Restaurants, Inc. 5.63%, 10/15/2012	250,000	264,669
McDonald’s Corp. 4.30%, 3/1/2013	500,000	529,833
Yum! Brands, Inc. 7.70%, 7/1/2012	102,000	109,106

		903,608

HOUSEHOLD DURABLES — 0.2%
Stanley Black & Decker, Inc. 6.15%, 10/1/2013	250,000	277,810
Whirlpool Corp. 8.00%, 5/1/2012	315,000	336,582

		614,392

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.:
5.00%, 3/1/2013	250,000	265,766

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.45%, 10/15/2012	$505,000	$535,680
Fortune Brands, Inc.:
3.00%, 6/1/2012	360,000	365,615
4.88%, 12/1/2013	250,000	263,934
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	350,000	373,673

		1,804,668

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	250,000	269,935

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.:
4.38%, 8/15/2013	750,000	808,387
4.65%, 12/15/2012	625,000	663,546
Cooper US, Inc. 5.25%, 11/15/2012	500,000	531,648
General Electric Co. 5.00%, 2/1/2013	1,535,000	1,634,835
Koninklijke Philips Electronics NV 4.63%, 3/11/2013	360,000	380,455
Tyco Electronics Group SA 6.00%, 10/1/2012	205,000	218,337
Tyco International Finance SA 6.00%, 11/15/2013	1,000,000	1,107,257

		5,344,465

INSURANCE — 3.5%
Aegon NV 4.75%, 6/1/2013	350,000	366,546
American International Group, Inc.:
3.65%, 1/15/2014	750,000	762,655
4.25%, 5/15/2013	300,000	308,935
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,250,000	1,242,837
4.00%, 4/15/2012	885,000	916,176
4.60%, 5/15/2013	500,000	534,492
4.75%, 5/15/2012	515,000	538,309
5.00%, 8/15/2013	1,250,000	1,350,239
Berkshire Hathaway, Inc. 2.13%, 2/11/2013	510,000	519,663
Chubb Corp. 5.20%, 4/1/2013	260,000	278,919
MetLife, Inc.:
2.38%, 2/6/2014	500,000	500,170
5.00%, 11/24/2013	500,000	536,553
5.38%, 12/15/2012	300,000	319,268
Nationwide Financial Services 5.90%, 7/1/2012	255,000	265,453
Principal Life Income Funding Trusts:
5.30%, 12/14/2012	520,000	554,054
5.30%, 4/24/2013	500,000	536,945
Prudential Financial, Inc.:
2.75%, 1/14/2013	55,000	55,920
3.63%, 9/17/2012	1,440,000	1,483,133
5.15%, 1/15/2013	155,000	163,561
Travelers Property Casualty Corp. 5.00%, 3/15/2013	255,000	271,149

		11,504,977

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 0.88%, 10/15/2013	200,000	197,669

IT SERVICES — 0.4%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	660,000	701,543
Fiserv, Inc. 6.13%, 11/20/2012	525,000	563,701

		1,265,244

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 5.63%, 3/15/2013	250,000	267,824

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Life Technologies Corp. 3.38%, 3/1/2013	400,000	410,337
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	120,000	121,307
2.15%, 12/28/2012	250,000	254,412

		786,056

LODGING — 0.1%
Marriott International Inc/DE 4.63%, 6/15/2012	250,000	257,186

MACHINERY — 1.0%
Ingersoll-Rand Global Holding Co., Ltd. 6.00%, 8/15/2013	500,000	551,080
John Deere Capital Corp.:
1.88%, 6/17/2013	1,400,000	1,417,680
4.95%, 12/17/2012	925,000	986,110
5.25%, 10/1/2012	500,000	531,377

		3,486,247

MEDIA — 3.0%
CBS Corp. 5.63%, 8/15/2012	269,000	283,392
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/2013	1,236,000	1,395,457
Comcast Cable Communications LLC 7.13%, 6/15/2013	500,000	558,532
Comcast Corp. 5.30%, 1/15/2014	500,000	543,643
Cox Communications, Inc.:
4.63%, 6/1/2013	250,000	266,073
7.13%, 10/1/2012	402,000	435,771
News America, Inc. 9.25%, 2/1/2013	250,000	284,930
Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	250,000	285,043
The McGraw-Hill Companies, Inc. 5.38%, 11/15/2012	110,000	115,368
The Walt Disney Co.:
4.50%, 12/15/2013	500,000	541,787
4.70%, 12/1/2012	810,000	859,772
Thomson Reuters Corp. 5.95%, 7/15/2013	1,000,000	1,097,510
Time Warner Cable, Inc.:
5.40%, 7/2/2012	1,085,000	1,140,865
6.20%, 7/1/2013	1,390,000	1,527,673

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Time Warner, Inc. 6.88%, 5/1/2012	$500,000	$530,479

		9,866,295

METALS & MINING — 1.6%
Alcoa, Inc. 5.38%, 1/15/2013	900,000	955,651
ArcelorMittal 5.38%, 6/1/2013	1,000,000	1,061,463
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	250,000	275,897
Nucor Corp. 5.00%, 12/1/2012	355,000	376,620
Rio Tinto Alcan, Inc.:
4.50%, 5/15/2013	1,050,000	1,113,418
4.88%, 9/15/2012	105,000	110,171
Vale Inco, Ltd. 7.75%, 5/15/2012	105,000	111,793
WMC Finance USA, Ltd. 5.13%, 5/15/2013	750,000	809,132
Xstrata Canada Corp.:
7.25%, 7/15/2012	205,000	219,045
7.35%, 6/5/2012	250,000	265,956

		5,299,146

MULTI-UTILITIES — 0.5%
MidAmerican Energy Holdings Co. 5.88%, 10/1/2012	755,000	805,637
Sempra Energy 2.00%, 3/15/2014	500,000	495,850
Veolia Environnement 5.25%, 6/3/2013	340,000	363,039

		1,664,526

OFFICE ELECTRONICS — 0.4%
Xerox Corp.:
5.50%, 5/15/2012	625,000	654,906
5.65%, 5/15/2013	500,000	539,422

		1,194,328

OIL, GAS & CONSUMABLE FUELS — 5.3%
Apache Corp. 6.00%, 9/15/2013	1,000,000	1,104,417
Atmos Energy Corp. 5.13%, 1/15/2013	255,000	267,805
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	335,000	355,808
Chevron Corp. 3.95%, 3/3/2014	1,000,000	1,068,536
ConocoPhillips:
4.40%, 5/15/2013	500,000	530,780
4.75%, 10/15/2012	1,060,000	1,122,000
4.75%, 2/1/2014	300,000	325,095
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	300,000	324,678
Devon Energy Corp. 5.63%, 1/15/2014	250,000	274,726
EnCana Corp. 4.75%, 10/15/2013	350,000	373,947
Energy Transfer Partners LP 5.65%, 8/1/2012	750,000	789,450
Enterprise Products Operating LLC:
4.60%, 8/1/2012	350,000	364,531
5.65%, 4/1/2013	300,000	322,629
9.75%, 1/31/2014	500,000	598,251
EOG Resources, Inc. 6.13%, 10/1/2013	500,000	552,070
Hess Corp. 7.00%, 2/15/2014	300,000	338,408
Husky Energy, Inc. 6.25%, 6/15/2012	205,000	216,652
Kinder Morgan Energy Partners LP 5.85%, 9/15/2012	275,000	292,390
Nabors Industries, Inc. 5.38%, 8/15/2012	500,000	523,458
Nexen, Inc. 5.05%, 11/20/2013	500,000	538,376
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	267,713
Occidental Petroleum Corp. 1.45%, 12/13/2013	1,100,000	1,100,183
ONEOK Partners LP 5.90%, 4/1/2012	500,000	523,324
Petro-Canada 4.00%, 7/15/2013	500,000	523,243
Plains All American Pipeline LP / PAA Finance Corp.:
4.25%, 9/1/2012	275,000	285,387
5.63%, 12/15/2013	250,000	272,407
Shell International Finance BV 1.88%, 3/25/2013	2,515,000	2,553,457
Spectra Energy Capital LLC 6.25%, 2/15/2013	244,000	262,051
Total Capital Canada, Ltd. 1.63%, 1/28/2014	350,000	349,641
Transcontinental Gas Pipe Line Co. LLC 8.88%, 7/15/2012	250,000	273,630
Transocean, Inc. 5.25%, 3/15/2013	500,000	529,092
Valero Energy Corp. 6.88%, 4/15/2012	310,000	328,129
Weatherford International, Ltd. 4.95%, 10/15/2013	200,000	211,506

		17,763,770

PERSONAL PRODUCTS — 0.5%
Johnson & Johnson 5.15%, 8/15/2012	705,000	747,628
The Procter & Gamble Co. 1.38%, 8/1/2012	895,000	902,483

		1,650,111

PHARMACEUTICALS — 3.6%
Abbott Laboratories 5.15%, 11/30/2012	775,000	828,284
AstraZeneca PLC 5.40%, 9/15/2012	1,080,000	1,149,410
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	150,000	163,266
Eli Lilly & Co. 4.20%, 3/6/2014	232,000	248,771
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	1,650,000	1,772,430

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Medco Health Solutions, Inc. 6.13%, 3/15/2013	$350,000	$377,385
Merck & Co, Inc. 5.30%, 12/1/2013	1,500,000	1,650,764
Novartis Capital Corp. 1.90%, 4/24/2013	2,225,000	2,256,947
Sanofi-Aventis SA 1.63%, 3/28/2014	500,000	498,736
Teva Pharmaceutical Finance III LLC 1.50%, 6/15/2012	600,000	603,270
Wyeth:
5.50%, 3/15/2013	1,005,000	1,086,775
5.50%, 2/1/2014	1,200,000	1,320,956

		11,956,994

PIPELINES — 0.5%
Buckeye Partners LP 4.63%, 7/15/2013	350,000	368,886
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	500,000	558,426
Kinder Morgan Energy Partners LP 5.00%, 12/15/2013	600,000	643,980

		1,571,292

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Duke Realty LP 6.25%, 5/15/2013	350,000	375,496
ERP Operating LP 5.20%, 4/1/2013	250,000	265,135
HCP, Inc.:
2.70%, 2/1/2014	560,000	561,323
6.45%, 6/25/2012	130,000	137,511
Hospitality Properties Trust 6.75%, 2/15/2013	350,000	374,411

		1,713,876

ROAD & RAIL — 0.9%
Burlington Northern Santa Fe LLC 4.30%, 7/1/2013	500,000	530,925
Canadian National Railway Co. 4.95%, 1/15/2014	1,000,000	1,086,362
CSX Corp. 5.50%, 8/1/2013	500,000	541,554
Ryder System, Inc. 5.85%, 3/1/2014	250,000	272,953
Union Pacific Corp. 5.45%, 1/31/2013	410,000	439,948

		2,871,742

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp. 1.50%, 11/1/2013 (a)	250,000	248,155
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	250,000	254,818
National Semiconductor Corp. 6.15%, 6/15/2012	250,000	262,924

		765,897

SOFTWARE — 0.4%
Microsoft Corp. 0.88%, 9/27/2013	500,000	496,106
Oracle Corp. 4.95%, 4/15/2013	800,000	860,352

		1,356,458

SPECIALTY RETAIL — 1.3%
AutoZone, Inc. 5.88%, 10/15/2012	500,000	532,412
Best Buy Co, Inc. 6.75%, 7/15/2013	500,000	548,212
Home Depot, Inc. 5.25%, 12/16/2013	1,250,000	1,362,647
Lowe’s Cos., Inc. 5.60%, 9/15/2012	605,000	645,627
Staples, Inc. 9.75%, 1/15/2014	1,000,000	1,202,721

		4,291,619

TOBACCO — 1.5%
Altria Group, Inc. 8.50%, 11/10/2013	1,100,000	1,284,061
Philip Morris International, Inc.:
4.88%, 5/16/2013	1,150,000	1,233,528
6.88%, 3/17/2014	1,000,000	1,146,878
Reynolds American, Inc.:
7.25%, 6/1/2012	255,000	271,445
7.25%, 6/1/2013	500,000	555,443
UST LLC 6.63%, 7/15/2012	405,000	431,151

		4,922,506

WIRELESS TELECOMMUNICATION SERVICES — 6.2%
Alltel Corp. 7.00%, 7/1/2012	500,000	535,577
America Movil SAB de CV 5.50%, 3/1/2014	750,000	813,531
AT&T, Inc.:
4.95%, 1/15/2013	1,675,000	1,782,928
5.88%, 8/15/2012	500,000	533,177
6.70%, 11/15/2013	1,000,000	1,126,480
BellSouth Corp. 4.75%, 11/15/2012	515,000	544,591
Cellco Partnership / Verizon Wireless Capital LLC 7.38%, 11/15/2013	3,000,000	3,439,454
CenturyLink, Inc. 7.88%, 8/15/2012	500,000	538,174
Deutsche Telekom International Finance BV 5.25%, 7/22/2013	1,000,000	1,078,971
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	1,720,000	1,851,822
Rogers Communications, Inc. 6.38%, 3/1/2014	1,000,000	1,119,043
Telecom Italia Capital SA, Series B 5.25%, 11/15/2013	1,100,000	1,160,689
Telefonica Emisiones SAU 2.58%, 4/26/2013	750,000	754,342
Verizon Communications, Inc. 5.25%, 4/15/2013	529,000	570,422
Verizon Global Funding Corp.:
4.38%, 6/1/2013	500,000	531,700
7.38%, 9/1/2012	1,330,000	1,446,118

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Verizon New York, Inc. Series A 6.88%, 4/1/2012	$595,000	$629,120
Verizon Virginia, Inc. 4.63%, 3/15/2013	500,000	525,108
Vodafone Group PLC 5.00%, 12/16/2013	500,000	540,805
Walgreen Co. 4.88%, 8/1/2013	1,000,000	1,083,246

		20,605,298

TOTAL CORPORATE BONDS & NOTES —
(Cost $326,238,132)		327,241,581

	Shares
SHORT TERM INVESTMENT — 1.9%
MONEY MARKET FUND — 1.9%
State Street Institutional Liquid Reserves Fund 0.19% (c)(d)(e) (Cost $6,487,209)	6,487,209	6,487,209

TOTAL INVESTMENTS — 100.2% (f)
(Cost $332,725,341)		333,728,790
OTHER ASSETS & LIABILITIES — (0.2)%		(718,480)

NET ASSETS — 100.0%		$333,010,310

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp. 4.25%, 5/15/2013	$150,000	$158,603
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	477,064
L-3 Communications Corp. 4.75%, 7/15/2020	250,000	248,436
Lockheed Martin Corp. 4.25%, 11/15/2019	145,000	146,000
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	238,133
Raytheon Co. 3.13%, 10/15/2020	300,000	272,135
The Boeing Co. 3.50%, 2/15/2015	500,000	521,607
United Technologies Corp. 5.38%, 12/15/2017	260,000	287,655

		2,349,633

AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. 5.13%, 4/1/2019	250,000	276,600

AIRLINES — 0.3%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	150,000	150,000
United Air Lines, Inc. 9.75%, 1/15/2017	230,713	263,013

		413,013

AUTO COMPONENTS — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 2/15/2016 (a)	45,000	44,532
Johnson Controls, Inc. 5.00%, 3/30/2020	150,000	156,928

		201,460

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	490,761

BANKS — 0.2%
Lloyds TSB Bank PLC:
4.88%, 1/21/2016 (a)	125,000	128,214
6.38%, 1/21/2021	150,000	155,192

		283,406

BEVERAGES — 2.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 3/26/2013	500,000	509,812
4.13%, 1/15/2015	195,000	205,687
5.38%, 1/15/2020	615,000	659,038
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	140,716
Diageo Finance BV 3.25%, 1/15/2015	390,000	399,422
Dr. Pepper Snapple Group, Inc. 2.35%, 12/21/2012	250,000	254,568
PepsiCo, Inc.:
0.88%, 10/25/2013 (a)	350,000	345,876
3.10%, 1/15/2015	160,000	165,228
5.00%, 6/1/2018	535,000	582,852
The Coca-Cola Co.:
1.50%, 11/15/2015	500,000	476,693
3.15%, 11/15/2020 (a)	270,000	250,306

		3,990,198

BIOTECHNOLOGY — 0.3%
Amgen, Inc. 6.15%, 6/1/2018	350,000	400,366

BUILDING PRODUCTS — 0.2%
Owens Corning 9.00%, 6/15/2019	265,000	312,990

CAPITAL MARKETS — 7.0%
BlackRock, Inc. 5.00%, 12/10/2019	256,000	267,855
Morgan Stanley:
3.45%, 11/2/2015 (a)	1,500,000	1,470,265
4.75%, 4/1/2014	1,245,000	1,293,921
5.25%, 11/2/2012	500,000	528,515
5.63%, 9/23/2019	885,000	898,180
Northern Trust Corp. 3.45%, 11/4/2020	100,000	94,478
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	154,155
The Bank of New York Mellon Corp. 3.10%, 1/15/2015 (a)	640,000	648,545
The Bank Of New York Mellon Corp. 4.15%, 2/1/2021	100,000	98,617
The Bear Stearns Cos. LLC:
6.95%, 8/10/2012	300,000	322,769
7.25%, 2/1/2018	1,045,000	1,218,807
The Goldman Sachs Group, Inc.:
3.70%, 8/1/2015	500,000	502,451
5.45%, 11/1/2012	500,000	531,240
5.70%, 9/1/2012 (a)	630,000	667,461
5.95%, 1/18/2018	1,650,000	1,773,305
6.00%, 5/1/2014	160,000	175,705
6.00%, 6/15/2020 (a)	150,000	158,638

		10,804,907

CHEMICALS — 2.0%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	100,000	101,907
Airgas, Inc. 2.85%, 10/1/2013	100,000	101,101
E.I. du Pont de Nemours & Co.:
4.63%, 1/15/2020	350,000	360,727
5.00%, 7/15/2013	250,000	269,355
Lubrizol Corp. 8.88%, 2/1/2019	150,000	192,865
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	373,185
PPG Industries, Inc. 5.75%, 3/15/2013	250,000	269,675
Praxair, Inc. 2.13%, 6/14/2013	320,000	324,360
The Dow Chemical Co.:
4.25%, 11/15/2020	40,000	38,160
7.60%, 5/15/2014	355,000	409,477
8.55%, 5/15/2019	560,000	706,141

		3,146,953

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

COMMERCIAL BANKS — 9.8%
Bank of Nova Scotia 2.25%, 1/22/2013	$555,000	$566,659
Barclays Bank PLC:
2.38%, 1/13/2014	350,000	351,997
5.13%, 1/8/2020	500,000	507,779
5.20%, 7/10/2014	355,000	383,643
BB&T Corp.:
3.85%, 7/27/2012	320,000	330,900
3.95%, 4/29/2016	125,000	129,502
BNP Paribas:
3.25%, 3/11/2015	300,000	302,478
5.00%, 1/15/2021 (a)	250,000	252,228
Canadian Imperial Bank of Commerce/Canada 2.35%, 12/11/2015 (a)	250,000	241,905
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021 (a)	500,000	503,771
Credit Suisse AG 5.40%, 1/14/2020	160,000	161,060
Credit Suisse of New York, NY:
2.20%, 1/14/2014	100,000	100,235
5.00%, 5/15/2013	350,000	373,260
5.30%, 8/13/2019	370,000	387,706
5.50%, 5/1/2014	800,000	875,461
6.00%, 2/15/2018	350,000	369,008
Deutsche Bank AG London:
3.45%, 3/30/2015 (a)	250,000	254,908
3.88%, 8/18/2014	320,000	333,833
6.00%, 9/1/2017	570,000	631,352
Fifth Third Bancorp 6.25%, 5/1/2013	250,000	271,337
HSBC Bank USA NA 6.00%, 8/9/2017	500,000	536,641
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	27,388
KeyBank NA 4.95%, 9/15/2015	200,000	209,125
KeyCorp 5.10%, 3/24/2021	40,000	39,958
Korea Development Bank 4.00%, 9/9/2016	100,000	100,796
Mellon Capital IV 6.24%, 6/29/2049 (b)	100,000	91,000
PNC Funding Corp.:
5.13%, 2/8/2020 (a)	360,000	377,507
5.63%, 2/1/2017	350,000	372,686
Royal Bank of Canada 1.13%, 1/15/2014	500,000	492,037
SunTrust Banks, Inc. 3.60%, 4/15/2016	55,000	54,683
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013	150,000	153,139
Union Bank NA 5.95%, 5/11/2016	255,000	270,555
US Bancorp 3.15%, 3/4/2015	640,000	647,644
Wachovia Corp.:
5.50%, 5/1/2013	1,269,000	1,367,451
5.63%, 10/15/2016	500,000	547,117
Wells Fargo & Co.:
3.63%, 4/15/2015	780,000	803,624
5.63%, 12/11/2017	700,000	764,210
Westpac Banking Corp.:
2.25%, 11/19/2012	400,000	406,161
3.00%, 12/9/2015 (a)	500,000	494,033

		15,084,777

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp. 4.88%, 1/15/2013	250,000	261,914
Pitney Bowes, Inc. 6.25%, 3/15/2019	135,000	146,390
R.R. Donnelley & Sons Co. 5.50%, 5/15/2015 (a)	250,000	260,000
Republic Services, Inc. 5.50%, 9/15/2019	305,000	326,834
Waste Management, Inc. 6.38%, 3/11/2015	200,000	224,724

		1,219,862

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	199,386
4.95%, 2/15/2019	320,000	342,048
5.50%, 2/22/2016	300,000	336,838
Juniper Networks, Inc. 3.10%, 3/15/2016	35,000	34,974
Motorola, Inc. 5.38%, 11/15/2012	200,000	211,300

		1,124,546

COMPUTERS & PERIPHERALS — 1.7%
Dell, Inc.:
4.70%, 4/15/2013	185,000	197,253
5.88%, 6/15/2019 (a)	165,000	181,557
Hewlett-Packard Co.:
3.75%, 12/1/2020	250,000	239,714
4.50%, 3/1/2013	132,000	140,245
4.75%, 6/2/2014	690,000	748,816
International Business Machines Corp.:
4.75%, 11/29/2012	350,000	371,723
5.70%, 9/14/2017	645,000	729,258

		2,608,566

CONSUMER FINANCE — 0.5%
Discover Financial Services 10.25%, 7/15/2019	100,000	127,395
SLM Corp.:
5.00%, 10/1/2013	265,000	271,625
8.45%, 6/15/2018	355,000	397,600

		796,620

DIVERSIFIED FINANCIAL SERVICES — 16.8%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	512,117
American Express Co.:
7.25%, 5/20/2014 (a)	1,240,000	1,410,029
8.13%, 5/20/2019 (a)	305,000	378,348
Bank of America Corp.:
4.50%, 4/1/2015	755,000	782,213
4.90%, 5/1/2013	985,000	1,040,016
5.25%, 12/1/2015	1,000,000	1,051,547

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 9/11/2012	$300,000	$315,912
5.63%, 7/1/2020	500,000	512,690
6.25%, 4/15/2012	500,000	525,489
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	311,657
4.50%, 10/1/2020	300,000	297,633
5.25%, 11/7/2013	250,000	270,193
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	495,683
Capital One Financial Corp. 7.38%, 5/23/2014	185,000	210,524
Citigroup, Inc.:
4.59%, 12/15/2015	600,000	619,462
4.75%, 5/19/2015	400,000	417,880
5.00%, 9/15/2014	500,000	519,873
5.50%, 4/11/2013	1,210,000	1,291,408
5.63%, 8/27/2012	250,000	262,695
8.50%, 5/22/2019	815,000	1,006,652
Credit Suisse USA, Inc. 4.88%, 1/15/2015	5,000	5,375
General Electric Capital Corp.:
3.50%, 8/13/2012 (a)	1,000,000	1,031,855
4.38%, 9/16/2020	450,000	436,137
4.80%, 5/1/2013	2,105,000	2,236,045
5.30%, 2/11/2021 (a)	95,000	96,426
5.63%, 5/1/2018	770,000	831,531
HSBC Finance Corp. 5.00%, 6/30/2015	810,000	869,898
JPMorgan Chase & Co.:
2.60%, 1/15/2016	850,000	817,354
4.25%, 10/15/2020	800,000	763,470
4.65%, 6/1/2014	1,520,000	1,623,064
Lazard Group LLC 6.85%, 6/15/2017	145,000	153,396
Merrill Lynch & Co., Inc. 6.88%, 4/25/2018	1,167,000	1,299,280
National Rural Utilities Cooperative Finance Corp.:
5.45%, 2/1/2018	250,000	272,198
10.38%, 11/1/2018	185,000	253,398
Nomura Holdings, Inc.:
5.00%, 3/4/2015	170,000	175,951
6.70%, 3/4/2020	155,000	162,913
Royal Bank of Scotland Group PLC:
5.00%, 10/1/2014	130,000	126,245
5.63%, 8/24/2020	500,000	497,143
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	60,000	59,811
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	258,153
The Western Union Co. 5.25%, 4/1/2020	135,000	139,891
Toyota Motor Credit Corp.:
2.80%, 1/11/2016	150,000	149,159
4.25%, 1/11/2021 (a)	150,000	149,357
UBS AG of Stamford, CT:
2.25%, 8/12/2013 (a)	250,000	252,048
2.25%, 1/28/2014	250,000	250,596
4.88%, 8/4/2020	45,000	45,406
5.75%, 4/25/2018	555,000	599,943

		25,788,064

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 5.95%, 1/15/2018	300,000	330,645
Qwest Corp. 8.38%, 5/1/2016	205,000	244,975

		575,620

ELECTRIC UTILITIES — 5.0%
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	351,718
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	229,681
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	99,089
4.00%, 8/1/2020	60,000	57,938
5.80%, 3/15/2018	520,000	574,556
Consolidated Edison Co. of New York, Inc.:
Series 2 4.88%, 2/1/2013	250,000	264,759
6.65%, 4/1/2019	155,000	183,427
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	276,527
Duke Energy Corp. 3.95%, 9/15/2014	670,000	706,240
Edison International 3.75%, 9/15/2017	100,000	98,045
Entergy Corp. 5.13%, 9/15/2020 (a)	150,000	145,854
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	155,000	162,656
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	353,823
Georgia Power Co. 4.25%, 12/1/2019 (a)	360,000	366,428
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019 (a)	165,000	191,684
LG&E and KU Energy LLC 3.75%, 11/15/2020 (c)	300,000	276,955
Nevada Power Co. 6.50%, 8/1/2018	155,000	177,253
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	501,889
Ohio Power Co. 5.50%, 2/15/2013	250,000	266,980
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	389,653
Pacific Gas & Electric Co. 3.50%, 10/1/2020	250,000	231,149
PG&E Corp. 5.75%, 4/1/2014	105,000	114,766
Progress Energy, Inc. 6.85%, 4/15/2012	125,000	132,345
PSEG Power LLC 5.13%, 4/15/2020	280,000	285,503
Public Service of Colorado 7.88%, 10/1/2012	265,000	291,245
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	271,539
The Detroit Edison Co. 3.45%, 10/1/2020	100,000	94,902

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Union Electric Co. 6.70%, 2/1/2019	$115,000	$132,328
Virginia Electric and Power Co.:
5.10%, 11/30/2012	225,000	239,434
5.40%, 4/30/2018	155,000	170,229

		7,638,595

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	425,747

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 0.1%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	203,653

ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co. 6.15%, 9/15/2019	125,000	142,639
Nabors Industries, Inc. 9.25%, 1/15/2019	145,000	182,162

		324,801

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	340,167
CVS Caremark Corp. 5.75%, 6/1/2017	465,000	512,364
Safeway, Inc. 5.00%, 8/15/2019 (a)	190,000	193,851
Target Corp. 6.00%, 1/15/2018	310,000	355,172
The Kroger Co.:
6.40%, 8/15/2017	250,000	286,071
6.75%, 4/15/2012	150,000	158,902
Wal-Mart Stores, Inc. 3.00%, 2/3/2014	1,045,000	1,082,126
Walgreen Co. 5.25%, 1/15/2019	250,000	274,166

		3,202,819

FOOD PRODUCTS — 1.6%
Campbell Soup Co. 3.05%, 7/15/2017 (a)	100,000	99,728
ConAgra Foods, Inc. 7.00%, 4/15/2019 (a)	250,000	281,816
General Mills, Inc. 5.70%, 2/15/2017 (a)	500,000	555,780
Kellogg Co. 4.25%, 3/6/2013	300,000	316,560
Kraft Foods, Inc.:
4.13%, 2/9/2016	610,000	631,390
5.38%, 2/10/2020	410,000	432,164
Unilever Capital Corp. 3.65%, 2/15/2014	155,000	162,713

		2,480,151

GAS UTILITIES — 0.1%
National Grid PLC 6.30%, 8/1/2016	100,000	113,374

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	542,304
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	75,160
Covidien International Finance SA 2.80%, 6/15/2015	350,000	351,015
Hospira, Inc. 5.90%, 6/15/2014	250,000	275,108
Medtronic, Inc. 4.45%, 3/15/2020	185,000	189,760
St Jude Medical, Inc. 2.50%, 1/15/2016	250,000	245,812

		1,679,159

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	276,125
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	439,538
Humana, Inc. 7.20%, 6/15/2018	260,000	299,257
McKesson Corp. 7.50%, 2/15/2019	135,000	163,347
UnitedHealth Group, Inc.:
3.88%, 10/15/2020	250,000	237,921
5.50%, 11/15/2012	250,000	266,406
WellPoint, Inc.:
5.25%, 1/15/2016	200,000	218,562
5.88%, 6/15/2017	300,000	331,037
7.00%, 2/15/2019	45,000	52,374

		2,284,567

HOTELS, RESTAURANTS & LEISURE — 0.4%
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	166,512
McDonald’s Corp.:
3.50%, 7/15/2020 (a)	55,000	52,784
4.30%, 3/1/2013	150,000	158,950
5.35%, 3/1/2018	140,000	156,482
Yum! Brands, Inc. 6.25%, 3/15/2018	100,000	112,422

		647,150

HOUSEHOLD DURABLES — 0.3%
Toll Brothers Finance Corp. 8.91%, 10/15/2017 (a)	100,000	116,500
Whirlpool Corp. 6.50%, 6/15/2016	250,000	274,461

		390,961

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co. 5.45%, 10/15/2012	145,000	153,809
Colgate-Palmolive Co. 2.95%, 11/1/2020	250,000	232,039
Fortune Brands, Inc. 6.38%, 6/15/2014 (a)	265,000	291,171
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	241,366

		918,385

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	200,000	215,948

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co. 4.38%, 8/15/2013	$250,000	$269,462
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	97,769
3.88%, 12/15/2020	150,000	144,359
General Electric Co. 5.25%, 12/6/2017	760,000	828,957
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	240,696
Tyco International Finance SA:
3.38%, 10/15/2015	115,000	117,425
3.75%, 1/15/2018	100,000	99,892
4.13%, 10/15/2014 (a)	70,000	74,288

		1,872,848

INSURANCE — 4.4%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	242,768
5.90%, 6/15/2019	155,000	171,944
Aflac, Inc. 8.50%, 5/15/2019	395,000	475,962
American International Group, Inc. 5.85%, 1/16/2018	1,150,000	1,195,310
AON Corp. 5.00%, 9/30/2020	225,000	226,633
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	100,000	99,427
4.25%, 1/15/2021 (a)	100,000	99,570
4.75%, 5/15/2012	320,000	334,484
5.40%, 5/15/2018 (a)	145,000	159,793
Chubb Corp. 6.38%, 3/29/2067 (b)	195,000	204,750
Genworth Financial, Inc. 5.75%, 6/15/2014	45,000	46,304
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	100,824
6.30%, 3/15/2018	130,000	139,795
Lincoln National Corp. 8.75%, 7/1/2019	300,000	377,491
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	185,000	199,844
MetLife, Inc. 6.75%, 6/1/2016	515,000	592,768
Principal Life Income Funding Trusts 5.30%, 12/14/2012	300,000	319,647
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	128,765
4.75%, 9/17/2015	320,000	340,109
7.38%, 6/15/2019	200,000	234,519
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	360,392
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	104,051
Willis North America, Inc. 7.00%, 9/29/2019	250,000	272,457
XL Group Plc 5.25%, 9/15/2014	250,000	262,771

		6,690,378

IT SERVICES — 0.2%
Computer Sciences Corp. Series W 5.50%, 3/15/2013	210,000	223,218
Fiserv, Inc. 6.80%, 11/20/2017	150,000	166,632

		389,850

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	250,860
Thermo Fisher Scientific, Inc.:
3.20%, 5/1/2015	250,000	255,032
3.20%, 3/1/2016	40,000	40,442

		546,334

MACHINERY — 1.2%
Caterpillar Financial Services Corp.:
6.20%, 9/30/2013	785,000	874,208
7.15%, 2/15/2019	250,000	305,488
Eaton Corp. 6.95%, 3/20/2019	150,000	179,335
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	180,000	212,231
John Deere Capital Corp. 2.80%, 9/18/2017	250,000	243,544

		1,814,806

MEDIA — 4.2%
CBS Corp. 8.88%, 5/15/2019	145,000	181,527
Comcast Corp. 5.70%, 5/15/2018	1,015,000	1,104,348
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	218,179
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	395,000	403,398
5.20%, 3/15/2020	350,000	358,716
7.63%, 5/15/2016	111,000	122,655
Discovery Communications LLC 5.05%, 6/1/2020	200,000	207,818
NBC Universal, Inc.:
2.10%, 4/1/2014 (c)	150,000	149,083
5.15%, 4/30/2020 (c)	150,000	153,783
News America, Inc.:
4.50%, 2/15/2021 (c)	100,000	98,016
6.90%, 3/1/2019	260,000	303,925
Omnicom Group, Inc. 4.45%, 8/15/2020	250,000	245,229
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	150,000	189,093
The Walt Disney Co. 4.50%, 12/15/2013	380,000	411,758
Thomson Reuters Corp. 6.50%, 7/15/2018	255,000	294,011
Time Warner Cable, Inc.:
5.00%, 2/1/2020	250,000	251,696
6.20%, 7/1/2013	785,000	862,751
Time Warner, Inc.:
4.88%, 3/15/2020	250,000	253,099
5.88%, 11/15/2016	290,000	323,672

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Viacom, Inc.:
4.50%, 3/1/2021	$100,000	$98,008
6.25%, 4/30/2016	200,000	228,127

		6,458,892

METALS & MINING — 2.8%
Alcoa, Inc.:
5.38%, 1/15/2013	250,000	265,459
6.75%, 7/15/2018	205,000	228,343
ArcelorMittal:
5.38%, 6/1/2013	250,000	265,366
5.50%, 3/1/2021 (a)	100,000	98,546
6.13%, 6/1/2018	300,000	316,887
Barrick Gold Corp. 6.95%, 4/1/2019	250,000	298,679
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	715,000	793,206
Freeport-McMoRan Copper & Gold, Inc. 8.38%, 4/1/2017	205,000	225,756
Nucor Corp. 5.75%, 12/1/2017	250,000	280,397
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	400,000	372,868
6.50%, 7/15/2018	300,000	345,283
Teck Resources, Ltd. 10.25%, 5/15/2016 (a)	300,000	360,750
Vale Overseas, Ltd. 5.63%, 9/15/2019	360,000	377,794

		4,229,334

MULTI-UTILITIES — 1.2%
Dominion Resources, Inc. 5.60%, 11/15/2016	300,000	333,084
MidAmerican Energy Co. 5.13%, 1/15/2013	500,000	531,465
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	543,372
Sempra Energy 6.50%, 6/1/2016	395,000	448,026

		1,855,947

MULTILINE RETAIL — 0.1%
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	228,261

MUTLI-UTILITIES — 0.1%
Veolia Environnement SA 6.00%, 6/1/2018	100,000	111,011

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.25%, 2/15/2015	395,000	414,743

OFFICE/BUSINESS EQUIPMENT — 0.2%
Xerox Corp. 5.63%, 12/15/2019	250,000	268,129

OIL & GAS — 0.1%
Ensco PLC 4.70%, 3/15/2021	125,000	124,081

OIL, GAS & CONSUMABLE FUELS — 6.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	325,719
6.95%, 6/15/2019	155,000	173,756
Apache Corp. 6.25%, 4/15/2012	250,000	263,547
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017 (a)	205,000	228,147
Cenovus Energy, Inc. 4.50%, 9/15/2014	250,000	267,376
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021 (c)	65,000	63,967
Chevron Corp. 4.95%, 3/3/2019 (a)	505,000	556,977
ConocoPhillips:
4.60%, 1/15/2015	150,000	161,450
5.75%, 2/1/2019	310,000	349,409
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	350,000	378,791
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	158,858
Enbridge Energy Partners LP 5.20%, 3/15/2020 (a)	250,000	258,059
EnCana Corp. 6.50%, 5/15/2019 (a)	310,000	363,430
Energy Transfer Partners LP 8.50%, 4/15/2014	320,000	372,146
Enterprise Products Operating LLC:
3.20%, 2/1/2016	100,000	99,217
6.30%, 9/15/2017	360,000	403,952
EOG Resources, Inc. 2.95%, 6/1/2015	350,000	351,002
Hess Corp. 8.13%, 2/15/2019	100,000	124,902
Husky Energy, Inc. 5.90%, 6/15/2014	100,000	110,270
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	505,000	560,491
Marathon Oil Corp. 6.00%, 10/1/2017	300,000	339,062
Nexen, Inc. 6.20%, 7/30/2019 (a)	155,000	170,823
Noble Holding International, Ltd. 4.90%, 8/1/2020	200,000	202,929
Occidental Petroleum Corp. 2.50%, 2/1/2016	150,000	147,798
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	49,499
5.90%, 4/1/2012	150,000	156,997
PC Financial Partnership 5.00%, 11/15/2014	250,000	269,779
Plains All American Pipeline LP / PAA Finance Corp. 5.75%, 1/15/2020 (a)	250,000	265,861
Shell International Finance BV:
4.00%, 3/21/2014	430,000	458,132
4.30%, 9/22/2019	350,000	358,658
Statoil ASA 2.90%, 10/15/2014	295,000	303,393
Sunoco, Inc. 5.75%, 1/15/2017	145,000	150,943
Total Capital SA 3.00%, 6/24/2015	250,000	253,916
TransCanada PipeLines, Ltd. 3.80%, 10/1/2020	350,000	335,058

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Transocean, Inc. 4.95%, 11/15/2015	$350,000	$369,544
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	145,000	156,915
6.88%, 4/15/2012	150,000	158,772
Weatherford International, Ltd. 4.95%, 10/15/2013 (a)	195,000	206,218
Williams Partners LP 3.80%, 2/15/2015	265,000	272,924
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	278,814

		10,477,501

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015 (a)	250,000	264,645
International Paper Co. 9.38%, 5/15/2019	280,000	360,416

		625,061

PERSONAL PRODUCTS — 0.4%
The Procter & Gamble Co.:
1.38%, 8/1/2012	135,000	136,129
1.80%, 11/15/2015	500,000	485,319

		621,448

PHARMACEUTICALS — 3.6%
Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015 (a)	250,000	251,707
Abbott Laboratories 5.60%, 11/30/2017	780,000	886,625
AstraZeneca PLC 5.40%, 9/15/2012 (a)	345,000	367,173
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	385,139
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/2013	395,000	424,309
Johnson & Johnson 5.55%, 8/15/2017	350,000	402,367
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	238,376
Merck & Co, Inc.:
5.00%, 6/30/2019	310,000	336,486
5.30%, 12/1/2013	250,000	275,127
Novartis Capital Corp. 4.13%, 2/10/2014	320,000	341,444
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	250,000	270,132
Pfizer, Inc. 6.20%, 3/15/2019	310,000	357,134
Wyeth:
5.45%, 4/1/2017	350,000	390,135
5.50%, 3/15/2013	550,000	594,753

		5,520,907

PIPELINES — 0.2%
Buckeye Partners LP 4.88%, 2/1/2021	250,000	247,694

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Boston Properties LP 5.63%, 11/15/2020	150,000	158,804
CommonWealth REIT 6.25%, 6/15/2017	100,000	106,997
Duke Realty LP 7.38%, 2/15/2015	300,000	336,243
ERP Operating LP:
5.75%, 6/15/2017	110,000	120,318
6.58%, 4/13/2015	250,000	280,002
HCP, Inc.:
3.75%, 2/1/2016 (a)	55,000	55,055
6.30%, 9/15/2016	150,000	165,000
Health Care REIT, Inc. 6.20%, 6/1/2016	100,000	109,799
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	113,584
Liberty Property LP 5.50%, 12/15/2016	250,000	267,944
Nationwide Health Properties, Inc. 6.25%, 2/1/2013	270,000	287,053
ProLogis 6.25%, 3/15/2017	400,000	432,390
Simon Property Group LP:
5.10%, 6/15/2015	200,000	216,667
5.65%, 2/1/2020	350,000	376,315

		3,026,171

ROAD & RAIL — 1.2%
Canadian National Railway Co. 5.55%, 3/1/2019	200,000	222,955
CSX Corp. 7.38%, 2/1/2019	205,000	246,478
Norfolk Southern Corp. 5.90%, 6/15/2019	250,000	282,866
Ryder System, Inc. 3.15%, 3/2/2015	250,000	250,948
Union Pacific Corp. 5.13%, 2/15/2014	715,000	773,672

		1,776,919

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	152,091

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	203,420
Intuit, Inc. 5.75%, 3/15/2017	150,000	164,250
Microsoft Corp. 4.20%, 6/1/2019	435,000	448,534
Oracle Corp.:
3.75%, 7/8/2014	505,000	535,921
5.00%, 7/8/2019	250,000	267,377

		1,619,502

SPECIALTY RETAIL — 0.7%
AutoZone, Inc. 5.75%, 1/15/2015	300,000	327,906
Lowe’s Cos, Inc. 4.63%, 4/15/2020	125,000	129,880
Staples, Inc. 9.75%, 1/15/2014	100,000	120,272

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

The Home Depot, Inc.:
3.95%, 9/15/2020 (a)	$250,000	$242,623
5.40%, 3/1/2016	250,000	276,317

		1,096,998

TELECOMMUNICATIONS — 0.1%
Virgin Media Secured Finance PLC 5.25%, 1/15/2021 (c)	125,000	125,444

TOBACCO — 1.0%
Altria Group, Inc.:
8.50%, 11/10/2013	250,000	291,832
9.70%, 11/10/2018	440,000	576,242
Philip Morris International, Inc. 5.65%, 5/16/2018	500,000	555,478
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	183,314

		1,606,866

TRANSPORTATION INFRASTRUCTURE — 0.4%
United Parcel Service of America, Inc. 8.38%, 4/1/2020	500,000	651,893

WIRELESS TELECOMMUNICATION SERVICES — 4.9%
America Movil SAB de CV 5.50%, 3/1/2014	250,000	271,177
American Tower Corp. 5.05%, 9/1/2020	100,000	97,413
AT&T, Inc.:
4.95%, 1/15/2013	255,000	271,431
5.50%, 2/1/2018	798,000	868,732
BellSouth Corp. 5.20%, 9/15/2014	250,000	273,843
Cellco Partnership / Verizon Wireless Capital LLC:
5.55%, 2/1/2014	265,000	291,072
8.50%, 11/15/2018	160,000	205,632
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014 (a)	265,000	286,260
6.75%, 8/20/2018	150,000	176,635
Embarq Corp. 7.08%, 6/1/2016	265,000	300,437
France Telecom SA 4.38%, 7/8/2014	205,000	219,911
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	350,000	376,824
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	326,627
Telecom Italia Capital SA 6.18%, 6/18/2014 (a)	450,000	484,671
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	105,162
4.95%, 1/15/2015	500,000	525,910
5.13%, 4/27/2020	255,000	253,721
Verizon Communications, Inc. 5.25%, 4/15/2013	1,305,000	1,407,186
Vodafone Group PLC:
4.15%, 6/10/2014	455,000	482,016
5.63%, 2/27/2017	250,000	275,646

		7,500,306

TOTAL CORPORATE BONDS & NOTES —
(Cost $148,008,512)		150,447,067

	Shares
SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,307,773	7,307,773
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)	3,735,687	3,735,687

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $11,043,460)		11,043,460

TOTAL INVESTMENTS — 105.3% (h)
(Cost $159,051,972)		161,490,527
OTHER ASSETS & LIABILITIES — (5.3)%		(8,062,856)

NET ASSETS — 100.0%		$153,427,671

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 2.5%
Honeywell International, Inc. 5.70%, 3/15/2036	$100,000	$106,659
Lockheed Martin Corp. 6.15%, 9/1/2036	160,000	173,688
Northrop Grumman Corp. 3.50%, 3/15/2021	100,000	92,094
The Boeing Co. 6.63%, 2/15/2038	65,000	75,000
United Technologies Corp. 6.13%, 7/15/2038	230,000	254,718

		702,159

AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc. 6.20%, 1/15/2038	100,000	114,052

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	50,000	49,187
5.70%, 3/1/2041	50,000	49,500

		98,687

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031	50,000	66,703

BEVERAGES — 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
6.38%, 1/15/2040 (a)	115,000	128,736
8.00%, 11/15/2039	50,000	66,137
PepsiCo, Inc. 5.50%, 1/15/2040 (a)	150,000	153,507

		348,380

BIOTECHNOLOGY — 0.6%
Amgen, Inc. 6.38%, 6/1/2037	150,000	164,329

BUILDING PRODUCTS — 0.2%
Owens Corning 7.00%, 12/1/2036	41,000	41,636

CAPITAL MARKETS — 2.9%
Jefferies Group, Inc. 6.25%, 1/15/2036	50,000	45,504
Morgan Stanley 6.25%, 8/9/2026	100,000	105,365
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	204,989
6.25%, 2/1/2041	130,000	129,471
6.45%, 5/1/2036	150,000	146,005
6.75%, 10/1/2037	172,000	173,071

		804,405

CHEMICALS — 0.9%
Agrium, Inc. 6.13%, 1/15/2041	25,000	25,746
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040 (a)	100,000	99,214
The Dow Chemical Co. 9.40%, 5/15/2039 (a)	80,000	117,909

		242,869

COMMERCIAL BANKS — 3.6%
HSBC Bank USA NA 5.88%, 11/1/2034	100,000	98,187
HSBC Holdings PLC:
5.10%, 4/5/2021	100,000	100,752
6.50%, 9/15/2037	270,000	276,215
JPMorgan Chase & Co. 6.40%, 5/15/2038 (a)	35,000	38,517
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	123,668
Wachovia Bank NA 6.60%, 1/15/2038	200,000	223,971
Wachovia Corp. 7.50%, 4/15/2035	50,000	59,701
Wells Fargo Capital X 5.95%, 12/1/2086 (a)	100,000	98,444

		1,019,455

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Browning-Ferris Industries, Inc. 7.40%, 9/15/2035	50,000	58,776
Waste Management, Inc. 7.75%, 5/15/2032	100,000	122,588

		181,364

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc. 5.90%, 2/15/2039	170,000	175,444
Harris Corp. 6.15%, 12/15/2040	50,000	51,596
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	56,541

		283,581

COMPUTERS & PERIPHERALS — 0.7%
Dell, Inc. 7.10%, 4/15/2028	50,000	56,279
International Business Machines Corp. 5.60%, 11/30/2039	137,000	142,610

		198,889

DIVERSIFIED FINANCIAL SERVICES — 8.5%
American Express Co. 8.15%, 3/19/2038 (a)	50,000	66,602
Bank of America Corp. 5.88%, 1/5/2021	100,000	104,299
BankAmerica Capital II 8.00%, 12/15/2026	205,000	209,100
Capital One Capital VI 8.88%, 5/15/2040	150,000	157,500
Citigroup, Inc.:
6.63%, 6/15/2032	200,000	203,537
6.88%, 3/5/2038	330,000	363,617
General Electric Capital Corp.:
5.88%, 1/14/2038	410,000	404,811
6.75%, 3/15/2032 (a)	330,000	361,393
6.88%, 1/10/2039 (a)	30,000	33,439
JP Morgan Chase Capital XXV 6.80%, 10/1/2037	300,000	301,121
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	165,000	158,583

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

7.75%, 5/14/2038 (a)	$20,000	$22,969

		2,386,971

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
British Telecommunications PLC 9.88%, 12/15/2030	145,000	199,534

ELECTRIC UTILITIES — 11.1%
Alabama Power Co. 6.13%, 5/15/2038	70,000	76,443
Ameren Energy Generating Co. Series F 7.95%, 6/1/2032 (a)	75,000	72,975
Consolidated Edison Co. of New York 5.70%, 12/1/2036	230,000	238,868
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	130,000	146,139
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	103,371
Exelon Generation Co. LLC 6.25%, 10/1/2039	170,000	166,253
FirstEnergy Corp. 7.38%, 11/15/2031	100,000	108,186
Florida Power & Light Co.:
5.25%, 2/1/2041	50,000	49,113
5.69%, 3/1/2040	115,000	119,512
Florida Power Corp. 6.40%, 6/15/2038	80,000	89,245
Georgia Power Co. 4.75%, 9/1/2040 (a)	100,000	90,205
Kentucky Utilities Co. 5.13%, 11/1/2040 (b)	75,000	71,760
Nevada Power Co. 5.38%, 9/15/2040 (a)	75,000	71,853
Oglethorpe Power Corp. 5.38%, 11/1/2040	65,000	61,820
Ohio Edison Co. 6.88%, 7/15/2036	100,000	108,287
Ohio Power Co. 6.60%, 2/15/2033	102,000	111,770
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	150,000	168,392
Pacific Gas & Electric Co. 6.05%, 3/1/2034	215,000	222,602
PacifiCorp 6.00%, 1/15/2039 (a)	100,000	107,525
Progress Energy, Inc. 7.75%, 3/1/2031	40,000	49,305
Public Service Electric & Gas Co. 5.50%, 3/1/2040	100,000	100,436
Puget Sound Energy, Inc. 5.80%, 3/15/2040	55,000	55,583
San Diego Gas & Electric Co. Series D 6.00%, 6/1/2026	100,000	112,017
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	50,000	49,853
Southern California Edison Co. 6.00%, 1/15/2034	200,000	216,446
Southwestern Electric Power Co. 6.20%, 3/15/2040 (a)	30,000	30,122
Southwestern Public Service Co. Series F 6.00%, 10/1/2036	100,000	99,105
Virginia Electric and Power Co. 6.00%, 5/15/2037	200,000	214,646

		3,111,832

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc. 7.25%, 8/15/2036	50,000	56,878

FOOD & STAPLES RETAILING — 3.8%
CVS Caremark Corp. 6.13%, 9/15/2039	100,000	101,837
Delhaize America LLC 9.00%, 4/15/2031	50,000	63,103
Safeway, Inc. 7.25%, 2/1/2031 (a)	50,000	54,615
Target Corp. 7.00%, 1/15/2038	165,000	196,331
The Kroger Co. 7.50%, 4/1/2031	65,000	76,105
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040	100,000	91,363
5.25%, 9/1/2035	330,000	326,426
5.88%, 4/5/2027	150,000	166,106

		1,075,886

FOOD PRODUCTS — 1.8%
ConAgra Foods, Inc. 7.13%, 10/1/2026	50,000	54,725
Kellogg Co., Series B 7.45%, 4/1/2031 (a)	45,000	55,947
Kraft Foods, Inc.:
6.50%, 2/9/2040	115,000	122,511
6.88%, 1/26/2039 (a)	45,000	49,835
7.00%, 8/11/2037	150,000	168,227
Unilever Capital Corp. 5.90%, 11/15/2032 (a)	60,000	65,662

		516,907

GAS UTILITIES — 0.1%
AGL Capital Corp. 5.88%, 3/15/2041	20,000	19,876

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Covidien International Finance SA 6.55%, 10/15/2037 (a)	50,000	56,376
Medtronic, Inc. 5.55%, 3/15/2040	50,000	52,222

		108,598

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc. 6.63%, 6/15/2036	100,000	110,570
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	81,012
UnitedHealth Group, Inc.:
5.95%, 2/15/2041	50,000	50,209
6.88%, 2/15/2038	115,000	129,345
WellPoint, Inc. 6.38%, 6/15/2037	130,000	138,905

		510,041

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald’s Corp. 6.30%, 3/1/2038	$125,000	$143,411

HOUSEHOLD PRODUCTS — 0.7%
Kimberly-Clark Corp.:
3.88%, 3/1/2021	50,000	49,354
5.30%, 3/1/2041	50,000	50,448
The Procter & Gamble Co. 5.55%, 3/5/2037	100,000	107,642

		207,444

INSURANCE — 5.5%
American International Group, Inc.:
6.25%, 3/15/2037 (c)	100,000	91,000
8.18%, 5/15/2068 (d)	150,000	160,500
AON Corp. 8.21%, 1/1/2027	55,000	61,314
AXA SA 8.60%, 12/15/2030 (a)	115,000	134,635
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	100,000	104,782
Chubb Corp. 6.50%, 5/15/2038	70,000	77,477
CNA Financial Corp. 5.75%, 8/15/2021	50,000	51,159
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	100,715
Lincoln National Corp. 6.30%, 10/9/2037	100,000	105,058
MetLife, Inc. 6.40%, 12/15/2036	200,000	191,000
Prudential Financial, Inc. 6.63%, 12/1/2037	95,000	103,249
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	90,094
The Allstate Corp. 5.95%, 4/1/2036 (a)	130,000	132,221
The Progressive Corp. 6.25%, 12/1/2032	50,000	52,311
The Travelers Cos., Inc. 6.25%, 6/15/2037	80,000	85,719

		1,541,234

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc. 4.50%, 3/1/2021	70,000	71,041

MACHINERY — 1.1%
Caterpillar, Inc. 7.30%, 5/1/2031 (a)	100,000	126,420
Dover Corp.:
4.30%, 3/1/2021 (a)	50,000	50,144
5.38%, 3/1/2041	50,000	49,963
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	92,792

		319,319

MEDIA — 7.4%
CBS Corp. 7.88%, 7/30/2030	75,000	86,982
Comcast Corp.:
6.50%, 11/15/2035	200,000	205,727
6.95%, 8/15/2037	260,000	280,887
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 6.00%, 8/15/2040	50,000	48,068
Discovery Communications LLC 6.35%, 6/1/2040	50,000	51,554
Grupo Televisa SA 6.63%, 3/18/2025 (a)	50,000	55,387
NBC Universal, Inc.:
4.38%, 4/1/2021 (b)	100,000	95,862
6.40%, 4/30/2040 (b)	50,000	50,530
News America, Inc.:
6.15%, 2/15/2041 (a)(b)	70,000	69,338
6.65%, 11/15/2037	40,000	42,115
8.15%, 10/17/2036	200,000	241,727
Time Warner Cable, Inc. 7.30%, 7/1/2038	305,000	337,204
Time Warner, Inc.:
7.63%, 4/15/2031	190,000	219,149
7.70%, 5/1/2032	150,000	174,900
Viacom, Inc.:
4.50%, 3/1/2021	50,000	49,004
6.88%, 4/30/2036	80,000	87,150

		2,095,584

METALS & MINING — 3.3%
Alcoa, Inc. 5.87%, 2/23/2022 (a)	100,000	101,737
ArcelorMittal 6.75%, 3/1/2041	35,000	34,253
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	100,000	102,509
Newmont Mining Corp. 6.25%, 10/1/2039	40,000	42,152
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	165,000	173,430
Southern Copper Corp. 6.75%, 4/16/2040 (a)	125,000	126,455
Teck Resources, Ltd. 6.13%, 10/1/2035	50,000	50,672
Vale Overseas, Ltd. 6.88%, 11/21/2036	270,000	287,851

		919,059

MULTI-UTILITIES — 1.0%
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041 (b)	35,000	34,657
MidAmerican Energy Holdings Co.:
6.13%, 4/1/2036	80,000	83,741
6.50%, 9/15/2037	80,000	87,877
Sempra Energy 6.00%, 10/15/2039	75,000	76,872

		283,147

OIL, GAS & CONSUMABLE FUELS — 14.5%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	163,664
Apache Corp. 6.00%, 1/15/2037	125,000	131,425
Baker Hughes, Inc. 5.13%, 9/15/2040	100,000	94,288
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	80,000	85,336

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

7.20%, 1/15/2032	$100,000	$116,913
Cenovus Energy, Inc. 6.75%, 11/15/2039	100,000	111,379
Conoco Funding Co. 7.25%, 10/15/2031	165,000	202,143
Conoco, Inc. 6.95%, 4/15/2029	165,000	200,289
Devon Financing Corp. ULC 7.88%, 9/30/2031 (a)	65,000	83,180
EnCana Corp. 6.50%, 2/1/2038 (a)	150,000	159,312
Enterprise Products Operating LLC 7.55%, 4/15/2038	115,000	135,752
Halliburton Co. 6.70%, 9/15/2038	50,000	57,513
Hess Corp. 7.30%, 8/15/2031	115,000	135,920
Kinder Morgan Energy Partners LP 7.40%, 3/15/2031	200,000	225,534
Marathon Oil Corp. 6.60%, 10/1/2037	50,000	54,382
Marathon Petroleum Corp.:
5.13%, 3/1/2021 (b)	—	—
6.50%, 3/1/2041 (b)	50,000	50,124
Nexen, Inc. 7.50%, 7/30/2039	165,000	184,374
Noble Energy, Inc. 6.00%, 3/1/2041	50,000	49,723
Noble Holding International, Ltd. 4.63%, 3/1/2021 (a)	50,000	49,297
ONEOK Partners LP 6.85%, 10/15/2037	100,000	108,828
Petro-Canada 6.80%, 5/15/2038	170,000	188,839
Shell International Finance BV 6.38%, 12/15/2038 (a)	190,000	214,383
Southern Natural Gas Co. 8.00%, 3/1/2032	65,000	78,870
Statoil ASA 5.10%, 8/17/2040 (a)	150,000	141,517
Talisman Energy, Inc. 6.25%, 2/1/2038	100,000	104,545
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	109,962
Total Capital SA 4.25%, 12/15/2021 (a)	75,000	74,464
TransCanada Pipelines, Ltd.:
6.20%, 10/15/2037	70,000	74,067
7.63%, 1/15/2039	165,000	204,440
Transocean, Inc. 7.50%, 4/15/2031	70,000	77,614
Valero Energy Corp. 7.50%, 4/15/2032	125,000	137,398
Weatherford International, Ltd. 6.50%, 8/1/2036	50,000	50,495
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	129,409
Williams Partners LP 6.30%, 4/15/2040	100,000	103,684

		4,089,063

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 7.50%, 8/15/2021 (a)	55,000	64,298

PHARMACEUTICALS — 4.8%
Abbott Laboratories 6.00%, 4/1/2039 (a)	150,000	162,018
AstraZeneca PLC 6.45%, 9/15/2037	150,000	169,068
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	74,000	80,036
Eli Lilly & Co. 5.50%, 3/15/2027	65,000	67,890
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	180,000	201,514
Johnson & Johnson 4.50%, 9/1/2040	150,000	137,651
Merck & Co, Inc.:
3.88%, 1/15/2021	150,000	146,065
6.50%, 12/1/2033	50,000	58,743
Pfizer, Inc. 7.20%, 3/15/2039	260,000	321,875

		1,344,860

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Simon Property Group LP 6.75%, 2/1/2040	65,000	73,398

ROAD & RAIL — 2.2%
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	150,000	152,781
Canadian National Railway Co. 6.90%, 7/15/2028	95,000	112,786
Canadian Pacific Railway Co. 4.45%, 3/15/2023 (a)	100,000	95,932
CSX Corp. 6.22%, 4/30/2040	45,000	47,839
Norfolk Southern Corp. 7.25%, 2/15/2031	130,000	156,047
Union Pacific Corp. 5.78%, 7/15/2040	50,000	52,025

		617,410

SOFTWARE — 1.1%
Microsoft Corp. 4.50%, 10/1/2040	100,000	89,231
Oracle Corp. 6.13%, 7/8/2039	205,000	218,058

		307,289

SPECIALTY RETAIL — 1.1%
Home Depot, Inc.:
4.40%, 4/1/2021	50,000	49,986
5.95%, 4/1/2041	50,000	49,934
Lowe’s Cos., Inc.:
5.80%, 10/15/2036	50,000	51,559
6.65%, 9/15/2037	50,000	57,431
The Home Depot, Inc. 5.88%, 12/16/2036	115,000	113,718

		322,628

TOBACCO — 0.8%
Altria Group, Inc. 9.95%, 11/10/2038 (a)	165,000	226,193

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 9.3%
America Movil SAB de CV 6.13%, 3/30/2040	$100,000	$104,991
AT&T Corp. 8.00%, 11/15/2031	219,000	272,835
AT&T, Inc.:
5.35%, 9/1/2040 (b)	445,000	397,414
6.30%, 1/15/2038	165,000	166,273
6.55%, 2/15/2039 (a)	125,000	130,087
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (a)(e)	180,000	235,484
Embarq Corp. 8.00%, 6/1/2036	100,000	112,723
France Telecom SA 8.50%, 3/1/2031	100,000	134,991
Telecom Italia Capital SA 7.72%, 6/4/2038 (a)	150,000	157,955
Telefonica Europe BV 8.25%, 9/15/2030 (a)	95,000	112,974
Verizon Communications, Inc.:
7.75%, 12/1/2030	220,000	264,956
8.95%, 3/1/2039	250,000	339,879
Vodafone Group PLC 6.15%, 2/27/2037 (a)	165,000	175,688

		2,606,250

TOTAL CORPORATE BONDS & NOTES —
(Cost $26,890,094)		27,484,660

	Shares
SHORT TERM INVESTMENTS — 9.6%
MONEY MARKET FUNDS — 9.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	2,453,535	2,453,535
State Street Institutional Liquid Reserves Fund 0.19% (g)(h)	244,138	244,138

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $2,697,673)		2,697,673

TOTAL INVESTMENTS — 107.3% (j)
(Cost $29,587,767)		30,182,333
OTHER ASSETS & LIABILITIES — (7.3)%		(2,045,320)

NET ASSETS — 100.0%		$28,137,013

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.7% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Variable Rate Security. Rate shown is rate in effect at March 31, 2011. Maturity date shown is the ultimate maturity.
(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 74.0%
AEROSPACE & DEFENSE — 0.5%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$3,724,000	$3,761,352

AIRLINES — 0.5%
UAL Corp. 4.50%, 6/30/2021	4,000,000	4,042,880

AUTOMOBILES — 1.9%
Ford Motor Co. 4.25%, 11/15/2016	4,980,000	9,013,302
Navistar International Corp. 3.00%, 10/15/2014	3,872,000	5,885,169

		14,898,471

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	3,394,000	3,958,965

BIOTECHNOLOGY — 7.5%
Amgen, Inc. 0.38%, 2/1/2013	14,588,000	14,499,407
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014	3,320,000	2,864,937
Cephalon, Inc.:
2.00%, 6/1/2015	4,577,000	7,603,587
2.50%, 5/1/2014 (a)	3,369,000	4,039,094
Dendreon Corp. 2.88%, 1/15/2016	3,520,000	3,747,146
Gilead Sciences, Inc.:
0.50%, 5/1/2011 (a)	2,667,000	2,931,780
0.63%, 5/1/2013 (a)	3,924,000	4,793,166
1.00%, 5/1/2014 (a)(b)	7,488,000	8,415,763
1.63%, 5/1/2016 (b)	6,932,000	8,047,775
Illumina, Inc. 0.25%, 3/15/2016 (b)	1,000,000	1,023,480

		57,966,135

BUILDING PRODUCTS — 1.1%
Cemex SAB de CV:
3.25%, 3/15/2016 (b)	1,537,000	1,583,878
3.75%, 3/15/2018 (b)	1,538,000	1,588,754
4.88%, 3/15/2015	4,930,000	5,020,712

		8,193,344

CAPITAL MARKETS — 0.4%
Ares Capital Corp. 5.75%, 2/1/2016 (b)	2,657,000	2,818,546

COMMUNICATIONS EQUIPMENT — 0.8%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025	3,948,000	3,834,610
Ciena Corp. 0.88%, 6/15/2017 (a)	2,600,000	2,524,436

		6,359,046

COMPUTERS & PERIPHERALS — 7.6%
EMC Corp.:
1.75%, 12/1/2011 (a)	10,656,000	17,688,747
1.75%, 12/1/2013	9,908,000	16,926,332
NetApp, Inc. 1.75%, 6/1/2013	7,064,000	11,213,464
SanDisk Corp.:
1.00%, 5/15/2013	6,858,000	6,730,043
1.50%, 8/15/2017	5,544,000	6,302,641

		58,861,227

CONTAINERS & PACKAGING — 0.5%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	3,903,000	3,939,961

ELECTRICAL EQUIPMENT — 0.4%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013	3,470,000	3,195,176

ENERGY EQUIPMENT & SERVICES — 1.8%
Cameron International Corp. 2.50%, 6/15/2026	3,766,000	6,158,013
Nabors Industries, Inc. 0.94%, 5/15/2011 (a)	7,947,000	7,967,980

		14,125,993

FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014 (a)	6,738,000	7,486,592

HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Beckman Coulter, Inc. 2.50%, 12/15/2036	3,254,000	3,857,649
Hologic, Inc. 2.00%, 12/15/2037 (c)	7,131,000	6,892,789
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (b)	3,893,000	4,847,914
Medtronic, Inc.:
1.50%, 4/15/2011 (a)	8,594,000	8,601,649
1.63%, 4/15/2013 (a)	14,087,000	14,525,106

		38,725,107

HEALTH CARE PROVIDERS & SERVICES — 0.9%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	3,120,000	3,333,689
Omnicare, Inc. 3.75%, 12/15/2025	2,918,000	3,771,807

		7,105,496

HOTELS, RESTAURANTS & LEISURE — 1.6%
International Game Technology 3.25%, 5/1/2014 (a)	4,150,000	4,791,299
MGM Resorts International 4.25%, 4/15/2015 (a)(b)	7,194,000	7,534,852

		12,326,151

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	3,069,000	3,475,673

INDUSTRIAL CONGLOMERATES — 1.1%
Textron, Inc. 4.50%, 5/1/2013	3,846,000	8,220,825

INSURANCE — 0.1%
Old Republic International Corp. 3.75%, 3/15/2018	1,000,000	1,007,550

INTERNET & CATALOG RETAIL — 0.7%
priceline.com, Inc. 1.25%, 3/15/2015 (b)	3,120,000	5,487,394

INTERNET SOFTWARE & SERVICES — 1.2%
VeriSign, Inc. 3.25%, 8/15/2037	7,442,000	9,008,541

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

IT SERVICES — 0.7%
Alliance Data Systems Corp. 1.75%, 8/1/2013	$4,526,000	$5,434,775

MACHINERY — 1.0%
Danaher Corp. Zero Coupon, 1/22/2021	4,880,000	7,362,700

MARINE — 0.4%
DryShips, Inc. 5.00%, 12/1/2014	3,476,000	3,469,048

MEDIA — 4.3%
Liberty Global, Inc. 4.50%, 11/15/2016	5,171,000	8,713,290
Liberty Media LLC:
3.13%, 3/30/2023	6,490,000	7,723,100
3.25%, 3/15/2031	2,961,000	2,440,850
Virgin Media, Inc. 6.50%, 11/15/2016	6,236,000	10,557,548
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	3,115,000	4,019,035

		33,453,823

METALS & MINING — 7.1%
Alcoa, Inc. 5.25%, 3/15/2014	3,520,000	9,924,288
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	4,124,000	5,087,284
ArcelorMittal 5.00%, 5/15/2014	4,830,000	7,007,171
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	5,233,000	6,682,593
Newmont Mining Corp.:
1.25%, 7/15/2014	4,023,000	5,324,642
1.63%, 7/15/2017	3,471,000	4,705,287
3.00%, 2/15/2012 (a)	2,617,000	3,281,195
Sterlite Industries India, Ltd. 4.00%, 10/30/2014 (a)	2,850,000	2,901,870
United States Steel Corp. 4.00%, 5/15/2014	5,582,000	10,170,404

		55,084,734

OIL, GAS & CONSUMABLE FUELS — 6.8%
Chesapeake Energy Corp.:
2.25%, 12/15/2038 (a)	4,627,000	4,232,433
2.50%, 5/15/2037	13,673,000	14,710,781
Massey Energy Co. 3.25%, 8/1/2015	4,302,000	4,896,106
Peabody Energy Corp. 4.75%, 12/15/2066	5,023,000	6,656,480
Transocean, Inc.:
Series B 1.50%, 12/15/2037 (a)	9,955,000	9,931,148
Series C 1.50%, 12/15/2037	9,731,000	9,554,012
USEC, Inc. 3.00%, 10/1/2014	3,470,000	2,764,653

		52,745,613

PHARMACEUTICALS — 2.4%
Allergan, Inc. 1.50%, 4/1/2026 (a)	3,595,000	4,036,646
Mylan, Inc.:
1.25%, 3/15/2012 (a)	3,820,000	4,210,289
3.75%, 9/15/2015	3,570,000	6,545,416
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	3,354,000	3,856,530

		18,648,881

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Annaly Capital Management, Inc. 4.00%, 2/15/2015	3,621,000	4,210,825
Boston Properties LP:
2.88%, 2/15/2037	3,774,000	3,816,156
3.63%, 2/15/2014 (a)(b)	3,914,000	4,269,665
Host Hotels & Resorts LP 2.63%, 4/15/2027 (b)	2,604,000	2,614,676
ProLogis 2.25%, 4/1/2037	4,373,000	4,382,140
The Macerich Co. 3.25%, 3/15/2012 (b)	3,555,000	3,572,917

		22,866,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,624,000	4,757,402
Intel Corp.:
2.95%, 12/15/2035 (a)	9,594,000	9,903,886
3.25%, 8/1/2039 (a)	11,970,000	14,110,954
Linear Technology Corp. Series A 3.00%, 5/1/2027	4,930,000	5,250,204
Microchip Technology, Inc. 2.13%, 12/15/2037	6,420,000	8,768,308
Micron Technology, Inc. 1.88%, 6/1/2014	5,823,000	6,342,004
Xilinx, Inc.:
2.63%, 6/15/2017 (a)(b)	3,721,000	4,667,808
3.13%, 3/15/2037	4,073,000	4,726,513

		58,527,079

SOFTWARE — 3.1%
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)	7,543,000	7,870,970
Salesforce.com, Inc. 0.75%, 1/15/2015 (b)	3,364,000	5,624,944
Symantec Corp.:
0.75%, 6/15/2011	3,421,000	3,566,700
1.00%, 6/15/2013 (a)	5,752,000	6,930,988

		23,993,602

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	4,023,000	4,413,834
NII Holdings, Inc. 3.13%, 6/15/2012	6,027,000	6,062,017
SBA Communications Corp.:
1.88%, 5/1/2013	3,139,000	3,574,568
4.00%, 10/1/2014	2,837,000	4,145,424

		18,195,843

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $524,499,728)		574,746,902

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 24.6%
AUTOMOBILES — 3.7%
General Motors Co. 4.75%, 12/1/2013	599,227	$28,882,741

COMMERCIAL BANKS — 3.2%
Wells Fargo & Co. Series L 7.50%, 12/31/2049 (d)	24,093	24,941,074

DIVERSIFIED FINANCIAL SERVICES — 5.9%
Bank of America Corp. Series L 7.25%, 12/31/2049	20,308	20,531,185
Citigroup, Inc. 7.50%, 12/15/2012	201,971	25,549,331

		46,080,516

ELECTRIC UTILITIES — 1.4%
AES Trust III 6.75%, 10/15/2029	66,478	3,244,126
PPL Corp. 9.50%, 7/1/2013 (a)	142,474	7,585,316

		10,829,442

FOOD PRODUCTS — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	39,500	4,143,550

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alere, Inc. 3.00%, 12/31/2049 (a)(d)	10,814	2,979,257

HOUSEHOLD DURABLES — 0.6%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015	40,632	4,865,276

INSURANCE — 4.6%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	131,200	3,421,696
MetLife, Inc. 5.00%, 9/11/2013	234,800	19,922,780
Vale Capital II 6.75%, 6/15/2012	79,766	7,452,537
XL Group PLC 10.75%, 8/15/2011 (a)	142,300	4,786,972

		35,583,985

METALS & MINING — 0.7%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013	98,112	5,282,350

OIL, GAS & CONSUMABLE FUELS — 1.7%
Apache Corp. 6.00%, 8/1/2013 (a)	154,300	10,933,698
CenterPoint Energy, Inc. 0.30%, 9/15/2029 (e)	70,921	2,464,505

		13,398,203

REAL ESTATE INVESTMENT TRUST — 0.6%
Health Care REIT, Inc. 6.50%, 12/31/2049 (d)	85,645	4,462,105

THRIFTS & MORTGAGE FINANCE — 0.4%
Sovereign Capital Trust IV 4.38%, 3/1/2034	62,300	2,741,200

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	7,105	6,962,900

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $183,059,682)		191,152,599

COMMON STOCKS — 0.6%
AUTO COMPONENTS — 0.6%
Dana Holding Corp. (d)	266,500	4,634,435

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (d)	100,000	39,400

TOTAL COMMON STOCKS — (f)
(Cost $4,883,881)		4,673,835

SHORT TERM INVESTMENTS — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	79,575,265	79,575,265
State Street Institutional Liquid Reserves Fund 0.19% (i)(j)	7,561,663	7,561,663

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $87,136,928)		87,136,928

TOTAL INVESTMENTS — 110.4% (k)
(Cost $799,580,219)		857,710,264
OTHER ASSETS & LIABILITIES — (10.4)%		(80,606,390)

NET ASSETS — 100.0%		$777,103,874

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.3% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.6%
Fannie Mae
4.00%, 15yr TBA	$500,000	$514,063
4.00%, 30yr TBA	2,250,000	2,214,141
4.50%, 15yr TBA	500,000	524,375
4.50%, 30yr TBA	2,100,000	2,137,734
5.00%, 15yr TBA	900,000	956,813
5.00%, 30yr TBA	2,500,000	2,616,406
5.50%, 15yr TBA	500,000	540,703
5.50%, 30yr TBA	2,000,000	2,139,375
6.00%, 30yr TBA	950,000	1,033,422
6.50%, 30yr TBA	500,000	560,781
Freddie Mac
4.00%, 15yr TBA	1,000,000	1,028,281
4.50%, 15yr TBA	500,000	524,063
4.50%, 30yr TBA	2,000,000	2,032,500
5.00%, 30yr TBA	1,750,000	1,827,246
5.50%, 30yr TBA	2,000,000	2,133,750
6.00%, 30yr TBA	1,750,000	1,901,484
6.50%, 30yr TBA	400,000	448,250
Ginnie Mae
4.00%, 2/15/2040	98,637	98,893
4.00%, 30yr TBA	275,000	275,172
4.50%, 30yr TBA	2,000,000	2,064,687
5.00%, 30yr TBA	2,000,000	2,122,344
5.50%, 30yr TBA	850,000	920,922
6.00%, 30yr TBA	500,000	550,469
6.50%, 30yr TBA	250,000	282,734

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $29,220,676)		29,448,608

	Shares
SHORT TERM INVESTMENT — 99.7%
MONEY MARKET FUND — 99.7%
State Street Institutional Liquid Reserves Fund 0.19% (a)(b)(c)(d) (Cost $29,457,256)	29,457,256	29,457,256

TOTAL INVESTMENTS — 199.3% (e)
(Cost $58,677,932)		58,905,864
OTHER ASSETS & LIABILITIES — (99.3)%		(29,342,459)

NET ASSETS — 100.0%		$29,563,405

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 24.4%
AEROSPACE & DEFENSE — 0.3%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$242,719
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	50,144
The Boeing Co. 6.13%, 2/15/2033	165,000	179,798
United Technologies Corp.:
4.50%, 4/15/2020	60,000	62,240
5.70%, 4/15/2040 (a)	60,000	63,818

		598,719

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc. 6.20%, 1/15/2038	100,000	114,052

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	100,000	100,000

AUTO COMPONENTS — 0.0% (b)
Johnson Controls, Inc. 4.25%, 3/1/2021	60,000	59,024

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	235,000	251,828
Bottling Group LLC 6.95%, 3/15/2014	200,000	230,064
Diageo Capital PLC 5.75%, 10/23/2017	250,000	279,978
PepsiCo, Inc. 4.50%, 1/15/2020	100,000	104,245
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	98,349
1.50%, 11/15/2015	100,000	95,339
3.15%, 11/15/2020	70,000	64,894

		1,124,697

BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
4.50%, 3/15/2020	50,000	50,909
5.75%, 3/15/2040	55,000	56,418
Life Technologies Corp. 6.00%, 3/1/2020	100,000	108,969

		216,296

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	208,717
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	225,988
The Bank of New York Mellon Corp. 4.95%, 11/1/2012	230,000	243,136
The Goldman Sachs Group, Inc.:
3.25%, 6/15/2012	205,000	211,844
5.35%, 1/15/2016	405,000	429,023
5.95%, 1/15/2027	595,000	587,781

		1,906,489

CHEMICALS — 0.2%
Praxair, Inc. 2.13%, 6/14/2013	100,000	101,362
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	416,119

		517,481

COMMERCIAL BANKS — 4.4%
Asian Development Bank 2.75%, 5/21/2014	205,000	212,457
Bank of Nova Scotia 2.38%, 12/17/2013	100,000	101,851
Barclays Bank PLC:
3.90%, 4/7/2015 (a)	150,000	154,636
5.13%, 1/8/2020	100,000	101,556
BB&T Corp. 3.95%, 4/29/2016 (a)	100,000	103,601
BNP Paribas 5.00%, 1/15/2021 (a)	100,000	100,891
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	100,000	100,754
Credit Suisse AG 5.40%, 1/14/2020	100,000	100,662
Credit Suisse of New York, NY:
4.38%, 8/5/2020	100,000	97,534
5.50%, 5/1/2014	300,000	328,298
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	276,909
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016 (a)	255,000	282,389
European Investment Bank:
2.38%, 3/14/2014 (a)	545,000	559,035
2.50%, 5/16/2016	200,000	199,659
2.75%, 3/23/2015	300,000	308,670
4.00%, 2/16/2021	150,000	152,435
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	204,219
5.88%, 1/14/2015 (a)	205,000	222,673
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	99,424
HSBC Bank USA NA 4.63%, 4/1/2014	370,000	389,715
HSBC Holdings PLC 6.50%, 9/15/2037	100,000	102,302
Inter-American Development Bank 5.13%, 9/13/2016	405,000	457,457
International Bank for Reconstruction & Development:
1.38%, 2/10/2014	100,000	100,377
2.00%, 4/2/2012	150,000	152,396
2.38%, 5/26/2015	200,000	203,949
4.75%, 2/15/2035	80,000	81,342
JPMorgan Chase & Co.:
2.20%, 6/15/2012	310,000	316,467
6.40%, 5/15/2038	105,000	115,551
JPMorgan Chase Bank NA 6.00%, 10/1/2017	555,000	606,253
Key Bank NA 5.80%, 7/1/2014 (a)	205,000	223,222
Kreditanstalt fuer Wiederaufbau:
4.00%, 10/15/2013	720,000	769,088
4.50%, 7/16/2018 (a)	215,000	232,805
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	200,000	206,782

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Nordic Investment Bank 2.50%, 7/15/2015 (a)	$100,000	$101,655
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012	205,000	217,451
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	157,294
5.25%, 11/15/2015	100,000	107,732
Royal Bank of Canada 1.13%, 1/15/2014	100,000	98,407
SunTrust Bank/Atlanta GA:
5.00%, 9/1/2015	16,000	16,856
7.25%, 3/15/2018	60,000	66,718
The Royal Bank Of Scotland Plc 3.40%, 8/23/2013 (a)	100,000	102,093
Union Bank NA 5.95%, 5/11/2016	100,000	106,100
US Bancorp 1.38%, 9/13/2013	100,000	99,358
Wachovia Bank NA 5.85%, 2/1/2037	100,000	102,424
Wachovia Corp.:
5.50%, 5/1/2013	100,000	107,758
5.63%, 10/15/2016	200,000	218,847
Wells Fargo & Co. 5.63%, 12/11/2017	150,000	163,759
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	258,881
Westpac Banking Corp. 3.00%, 12/9/2015 (a)	100,000	98,807

		9,689,499

COMMERCIAL SERVICES & SUPPLIES — 0.2%
R.R. Donnelley & Sons Co. 5.50%, 5/15/2015	100,000	104,000
Republic Services, Inc. 5.00%, 3/1/2020	100,000	103,091
Waste Management, Inc. 7.38%, 3/11/2019	100,000	119,735

		326,826

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	269,470

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. 2.30%, 9/10/2015 (a)	100,000	97,818
Hewlett-Packard Co. 6.13%, 3/1/2014	200,000	223,486
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	237,433
5.88%, 11/29/2032	165,000	180,051

		738,788

CONSUMER FINANCE — 0.1%
SLM Corp. 6.25%, 1/25/2016	200,000	208,000

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	110,000	117,975

DIVERSIFIED FINANCIAL SERVICES — 5.7%
American Express Co. 8.13%, 5/20/2019	150,000	186,073
American Express Credit Corp. 5.88%, 5/2/2013	265,000	285,345
Bank of America Corp.:
Series L 2.10%, 4/30/2012	205,000	208,728
Series L 3.13%, 6/15/2012	410,000	423,076
Bank of America NA 5.30%, 3/15/2017	385,000	397,809
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	125,490
Capital One Capital VI 8.88%, 5/15/2040	155,000	162,750
Caterpillar Financial Services Corp. 1.65%, 4/1/2014	100,000	99,965
Citigroup Funding, Inc. 0.23%, 5/5/2011 (c)	5,300,000	5,300,466
Citigroup, Inc.:
5.63%, 8/27/2012	700,000	735,547
6.00%, 10/31/2033	100,000	93,897
General Electric Capital Corp.:
2.25%, 11/9/2015	200,000	191,705
2.63%, 12/28/2012	530,000	547,105
5.25%, 10/19/2012 (a)	405,000	429,508
5.63%, 5/1/2018	485,000	523,757
6.75%, 3/15/2032 (a)	240,000	262,831
JPMorgan Chase & Co. 4.25%, 10/15/2020	150,000	143,151
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	100,000	96,111
6.88%, 4/25/2018	580,000	645,743
Morgan Stanley:
6.00%, 5/13/2014	560,000	608,878
6.63%, 4/1/2018	390,000	424,562
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	267,976
Nomura Holdings, Inc.:
5.00%, 3/4/2015	70,000	72,451
6.70%, 3/4/2020	21,000	22,072
Royal Bank of Scotland Group PLC 5.00%, 10/1/2014	100,000	97,111
Toyota Motor Credit Corp. 1.38%, 8/12/2013	100,000	99,495
UBS AG of Stamford, CT 2.25%, 8/12/2013 (a)	250,000	252,048

		12,703,650

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
British Telecommunications PLC 9.88%, 12/15/2030	100,000	137,610
Qwest Corp. 8.38%, 5/1/2016	15,000	17,925
Verizon Communications, Inc. 6.40%, 2/15/2038	300,000	313,034

		468,569

ELECTRIC UTILITIES — 1.4%
Commonwealth Edison Co. 1.63%, 1/15/2014	100,000	99,089

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	$100,000	$101,712
Duke Energy Carolinas LLC 7.00%, 11/15/2018	620,000	745,485
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	67,550
Georgia Power Co. 4.75%, 9/1/2040	100,000	90,205
Northern States Power Co/MN:
1.95%, 8/15/2015	100,000	97,832
4.85%, 8/15/2040	100,000	93,057
Pacific Gas & Electric Co. 4.80%, 3/1/2014	630,000	675,796
Progress Energy, Inc. 7.75%, 3/1/2031	255,000	314,319
PSEG Power LLC 5.13%, 4/15/2020	80,000	81,572
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	98,786
Puget Sound Energy, Inc. 5.64%, 4/15/2041	80,000	81,025
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	128,069
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	99,706
Virginia Electric and Power Co. 5.10%, 11/30/2012 (a)	360,000	383,095

		3,157,298

FOOD & STAPLES RETAILING — 0.5%
CVS Caremark Corp. 6.25%, 6/1/2027 (a)	150,000	164,997
Safeway, Inc. 5.63%, 8/15/2014	215,000	234,683
Target Corp. 7.00%, 1/15/2038	220,000	261,775
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013 (a)	150,000	148,436
5.00%, 10/25/2040	100,000	92,466
5.88%, 4/5/2027	200,000	221,474

		1,123,831

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035 (a)	240,000	238,556
General Mills, Inc. 5.70%, 2/15/2017	305,000	339,026
Kraft Foods, Inc.:
2.63%, 5/8/2013	100,000	102,438
5.38%, 2/10/2020	150,000	158,109
6.50%, 2/9/2040	100,000	106,531

		944,660

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037 (a)	155,000	175,414
Covidien International Finance SA 2.80%, 6/15/2015	100,000	100,290

		275,704

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	228,115
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	223,136
WellPoint, Inc. 5.80%, 8/15/2040	55,000	54,616

		505,867

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018	210,000	234,723

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020 (a)	100,000	98,480

HOUSEHOLD PRODUCTS — 0.2%
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	109,876
Kimberly-Clark Corp.:
5.00%, 8/15/2013	115,000	124,503
5.30%, 3/1/2041	45,000	45,403
The Procter & Gamble Co. 5.55%, 3/5/2037	100,000	107,642

		387,424

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co. 4.38%, 8/15/2013	100,000	107,785
Cooper US, Inc. 3.88%, 12/15/2020	50,000	48,120
Tyco International Finance SA 3.38%, 10/15/2015	100,000	102,108

		258,013

INSURANCE — 1.1%
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	100,296
American International Group, Inc.:
5.45%, 5/18/2017	640,000	654,125
8.18%, 5/15/2058	100,000	107,000
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	232,241
CNA Financial Corp. 7.35%, 11/15/2019	100,000	113,267
Genworth Financial, Inc. 7.70%, 6/15/2020 (a)	100,000	102,607
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	100,824
6.63%, 3/30/2040	100,000	100,715
Lincoln National Corp. 6.30%, 10/9/2037	100,000	105,058
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	108,024
MetLife, Inc. 5.70%, 6/15/2035	305,000	302,225
Prudential Financial, Inc. 3.88%, 1/14/2015	135,000	139,067
The Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	167,819
The Travelers Cos, Inc. 3.90%, 11/1/2020 (a)	100,000	94,224

		2,427,492

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

INTERNET SOFTWARE & SERVICES — 0.0% (b)
eBay, Inc. 0.88%, 10/15/2013	$35,000	$34,592

LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Thermo Fisher Scientific, Inc. 2.05%, 2/21/2014	30,000	30,327

MACHINERY — 0.3%
Caterpillar Financial Services Corp. 7.15%, 2/15/2019	220,000	268,830
Caterpillar, Inc. 6.05%, 8/15/2036 (a)	165,000	184,140
John Deere Capital Corp. 2.80%, 9/18/2017	100,000	97,417

		550,387

MEDIA — 0.9%
CBS Corp. 8.20%, 5/15/2014	210,000	245,700
Comcast Corp.:
6.40%, 5/15/2038	210,000	213,534
6.50%, 1/15/2017	330,000	375,409
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. 5.20%, 3/15/2020	65,000	66,619
NBC Universal, Inc.:
3.65%, 4/30/2015 (d)	75,000	76,928
5.15%, 4/30/2020 (d)	35,000	35,883
News America, Inc. 6.15%, 3/1/2037	240,000	237,852
Omnicom Group, Inc. 4.45%, 8/15/2020	35,000	34,332
Time Warner Cable, Inc. 5.85%, 5/1/2017	330,000	360,320
Time Warner, Inc. 7.70%, 5/1/2032	240,000	279,840
Viacom, Inc. 3.50%, 4/1/2017	100,000	98,372

		2,024,789

METALS & MINING — 0.5%
Alcoa, Inc. 5.38%, 1/15/2013	215,000	228,295
ArcelorMittal 5.38%, 6/1/2013 (a)	100,000	106,146
BHP Billiton Finance USA, Ltd. 5.50%, 4/1/2014	100,000	110,938
Rio Tinto Finance USA, Ltd. 1.88%, 11/2/2015	300,000	287,431
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	351,818

		1,084,628

MULTI-UTILITIES — 0.1%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	266,923

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 5.65%, 5/15/2013	280,000	302,076

OIL, GAS & CONSUMABLE FUELS — 1.8%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	130,000	141,145
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038 (a)	105,000	112,004
Conoco, Inc. 6.95%, 4/15/2029	100,000	121,387
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	730,000	822,112
Enterprise Products Operating LLC 5.20%, 9/1/2020	200,000	205,942
Hess Corp. 5.60%, 2/15/2041	100,000	94,871
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035	175,000	163,849
Marathon Petroleum Corp.:
3.50%, 3/1/2016 (d)	55,000	54,933
6.50%, 3/1/2041 (d)	25,000	25,062
Occidental Petroleum Corp. 2.50%, 2/1/2016 (a)	100,000	98,532
ONEOK Partners LP 6.13%, 2/1/2041 (a)	100,000	99,385
Pemex Project Funding Master Trust 6.63%, 6/15/2035	115,000	116,150
Petro-Canada 5.95%, 5/15/2035	100,000	100,126
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	108,675
6.88%, 1/20/2040	105,000	108,675
Shell International Finance BV 6.38%, 12/15/2038	220,000	248,233
Southern Natural Gas Co. 5.90%, 4/1/2017 (d)	580,000	634,197
TransCanada PipeLines, Ltd.:
6.10%, 6/1/2040	100,000	104,920
6.50%, 8/15/2018	100,000	116,142
Transocean, Inc. 6.00%, 3/15/2018	55,000	59,289
Valero Energy Corp. 6.13%, 2/1/2020 (a)	65,000	70,341
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	250,431
Williams Partners LP 5.25%, 3/15/2020	110,000	114,432

		3,970,833

PHARMACEUTICALS — 0.8%
Abbott Laboratories 5.13%, 4/1/2019	400,000	431,872
AstraZeneca PLC 6.45%, 9/15/2037	75,000	84,534
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	247,590
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	173,526
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	162,297
Pfizer, Inc. 6.20%, 3/15/2019	135,000	155,526
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	356,462
Wyeth 5.95%, 4/1/2037	240,000	255,902

		1,867,709

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Duke Realty LP 6.75%, 3/15/2020	$25,000	$27,834
Simon Property Group LP 4.20%, 2/1/2015 (a)	300,000	316,543
Vornado Realty LP 4.25%, 4/1/2015	100,000	102,117

		446,494

ROAD & RAIL — 0.3%
CSX Corp. 6.15%, 5/1/2037	165,000	174,557
Norfolk Southern Corp. 7.70%, 5/15/2017	330,000	403,201
Union Pacific Corp. 6.13%, 2/15/2020 (a)	100,000	114,501

		692,259

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	200,000	185,771
Oracle Corp.:
5.75%, 4/15/2018	200,000	223,840
6.13%, 7/8/2039	100,000	106,370

		515,981

SPECIALTY RETAIL — 0.3%
Staples, Inc. 9.75%, 1/15/2014	100,000	120,272
The Home Depot, Inc. 5.40%, 3/1/2016	405,000	447,633

		567,905

TOBACCO — 0.3%
Altria Group, Inc. 9.70%, 11/10/2018	200,000	261,928
Philip Morris International, Inc. 4.88%, 5/16/2013	280,000	300,337
Reynolds American, Inc. 7.63%, 6/1/2016	100,000	118,267

		680,532

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
America Movil SAB de CV 5.00%, 3/30/2020	100,000	103,117
AT&T Corp. 8.00%, 11/15/2031	16,000	19,933
AT&T, Inc.:
5.35%, 9/1/2040 (d)	320,000	285,781
5.63%, 6/15/2016	200,000	223,320
Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 2/1/2014	100,000	109,839
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	210,000	247,289
Embarq Corp. 7.08%, 6/1/2016	165,000	187,064
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012	255,000	274,543
Telecom Italia Capital 5.25%, 10/1/2015	200,000	205,836
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	220,882
Verizon Global Funding Corp. 6.88%, 6/15/2012	405,000	432,958
Vodafone Group PLC 5.63%, 2/27/2017	240,000	264,620

		2,575,182

TOTAL CORPORATE BONDS & NOTES —
(Cost $51,840,232)		54,183,644

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Brazilian Government International Bond:
7.88%, 3/7/2015 (a)	100,000	119,150
11.00%, 8/17/2040	150,000	201,525
Export Development Canada 2.25%, 5/28/2015	200,000	202,552
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	476,460
Hungary Government International Bond 6.38%, 3/29/2021	35,000	35,044
Japan Finance Corp. 1.50%, 7/6/2012	150,000	150,845
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	98,738
Panama Government International Bond:
5.20%, 1/30/2020	50,000	53,000
6.70%, 1/26/2036	50,000	56,000
Province of Ontario 4.95%, 6/1/2012	455,000	478,000
Province of Quebec 7.50%, 9/15/2029	455,000	611,443
Republic of Italy 5.63%, 6/15/2012	490,000	514,903
Republic of Peru 7.13%, 3/30/2019	100,000	118,000
Republic of South Africa 5.50%, 3/9/2020	100,000	105,750
United Mexican States 5.63%, 1/15/2017	880,000	970,200

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $4,052,510)		4,191,610

U.S. GOVERNMENT AGENCY MBS TBA — 32.5%
Fannie Mae
4.00%, 30yr TBA	4,500,000	4,428,281
4.50%, 15yr TBA	1,500,000	1,573,125
4.50%, 30yr TBA	6,000,000	6,107,812
5.00%, 15yr TBA	2,000,000	2,126,250
5.50%, 30yr TBA	11,000,000	11,766,562
6.00%, 30yr TBA	1,500,000	1,631,719
6.50%, 30yr TBA	2,000,000	2,243,125
Freddie Mac
4.00%, 15yr TBA	2,500,000	2,570,703
4.50%, 15yr TBA	2,000,000	2,096,250
4.50%, 30yr TBA	5,000,000	5,081,250
5.00%, 30yr TBA	10,500,000	10,963,477
5.50%, 15yr TBA	1,000,000	1,079,844
6.00%, 30yr TBA	6,000,000	6,519,375

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Ginnie Mae
4.00%, 30yr TBA	$500,000	$500,313
4.50%, 30yr TBA	4,800,000	4,955,250
5.00%, 30yr TBA	3,600,000	3,820,219
5.50%, 30yr TBA	2,200,000	2,383,562
6.00%, 30yr TBA	1,200,000	1,321,125
6.50%, 30yr TBA	1,000,000	1,130,937

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $71,811,985)		72,299,179

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Fannie Mae
2.50%, 5/15/2014 (a)	1,435,000	1,479,992
5.00%, 5/11/2017	510,000	571,274
6.00%, 6/1/2017	429,477	467,261
7.13%, 1/15/2030 (a)	525,000	692,431
Federal Farm Credit Bank 1.88%, 12/7/2012	775,000	790,146
Federal Home Loan Bank
0.50%, 8/23/2012	200,000	199,734
0.55%, 12/3/2012	200,000	199,627
0.63%, 11/23/2012	200,000	199,728
0.70%, 5/22/2013	100,000	99,450
0.80%, 11/18/2013	100,000	98,769
0.88%, 12/27/2013	250,000	247,511
1.05%, 2/8/2013	100,000	100,019
4.75%, 12/16/2016	500,000	554,668
5.00%, 11/17/2017 (a)	300,000	336,903
5.13%, 8/14/2013 (a)	1,510,000	1,653,414
Federal Home Loan Mortgage Corp.
0.63%, 12/3/2012	100,000	99,758
0.75%, 11/23/2012	100,000	99,937
1.00%, 1/28/2013	200,000	199,974
1.00%, 5/24/2013	100,000	99,809
1.00%, 12/9/2013	100,000	99,011
1.25%, 7/25/2013	50,000	49,961
1.30%, 7/26/2013	100,000	99,951
1.35%, 3/28/2014	100,000	99,291
1.38%, 2/3/2014	200,000	199,418
1.50%, 2/11/2014	100,000	99,869
1.75%, 6/15/2012 (a)	600,000	609,571
4.13%, 9/27/2013	500,000	536,674
4.38%, 7/17/2015 (a)	500,000	546,877
Federal National Mortgage Association
0.50%, 10/30/2012 (a)	500,000	498,864
0.88%, 12/28/2012	100,000	99,968
1.00%, 11/29/2013	100,000	98,981
1.00%, 4/25/2014	100,000	98,253
1.13%, 7/30/2012 (a)	500,000	504,258
1.13%, 10/8/2013	100,000	99,782
1.25%, 7/29/2013	100,000	99,914
1.25%, 8/23/2013	100,000	99,845
1.40%, 1/6/2014	100,000	99,732
1.45%, 1/24/2014	100,000	99,923
1.50%, 2/25/2014	100,000	99,708
1.50%, 11/23/2015	100,000	96,405
1.55%, 1/27/2014	50,000	49,950
1.55%, 10/27/2015	100,000	96,354
1.75%, 7/14/2014	50,000	49,942
2.25%, 3/28/2016	100,000	98,240
2.35%, 9/23/2016	100,000	98,206
Freddie Mac 5.00%, 4/18/2017 (a)	723,000	809,854
Ginnie Mae 4.00%, 6/15/2040	242,010	242,637
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	65,235
4.75%, 8/1/2013	100,000	108,376
5.25%, 9/15/2039	200,000	209,643

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $14,087,391)		14,355,098

U.S. TREASURY OBLIGATIONS — 32.2%
Treasury Bonds
3.88%, 8/15/2040	600,000	536,892
4.38%, 5/15/2040	2,500,000	2,443,900
4.50%, 8/15/2039 (a)	2,300,000	2,299,172
5.38%, 2/15/2031	600,000	686,328
6.25%, 5/15/2030	500,000	630,300
6.88%, 8/15/2025	750,000	987,368
7.13%, 2/15/2023 (a)	500,000	663,340
7.50%, 11/15/2016	515,000	652,505
8.75%, 8/15/2020 (a)	1,130,000	1,627,663
8.88%, 8/15/2017 (a)	713,000	974,329
Treasury Notes
0.38%, 8/31/2012	500,000	499,160
0.38%, 10/31/2012 (a)	1,500,000	1,495,260
0.50%, 11/15/2013	2,000,000	1,969,840
0.63%, 6/30/2012	1,000,000	1,002,660
0.75%, 5/31/2012	2,500,000	2,510,650
1.38%, 5/15/2012 (a)	4,475,000	4,524,314
1.38%, 9/15/2012 (a)	1,000,000	1,012,230
1.38%, 1/15/2013 (a)	5,500,000	5,565,505
1.38%, 5/15/2013	300,000	303,282
1.88%, 6/30/2015	1,750,000	1,749,090
1.88%, 9/30/2017	1,500,000	1,419,240
2.38%, 10/31/2014	3,055,000	3,140,571
2.63%, 2/29/2016 (a)	1,500,000	1,530,825
2.63%, 8/15/2020	2,500,000	2,345,350
2.75%, 10/31/2013 (a)	2,565,000	2,676,526
2.75%, 11/30/2016	4,380,000	4,442,940
2.75%, 5/31/2017	300,000	301,593
3.13%, 8/31/2013	3,445,000	3,623,314
3.13%, 10/31/2016	3,655,000	3,784,643
3.13%, 5/15/2019 (a)(e)	5,500,000	5,499,780
3.38%, 11/15/2019 (a)	1,000,000	1,011,040
3.50%, 5/15/2020	600,000	608,178
4.00%, 11/15/2012 (a)	1,300,000	1,371,097
4.00%, 2/15/2014	2,800,000	3,025,848
4.13%, 5/15/2015	1,000,000	1,092,430
4.75%, 8/15/2017	2,425,000	2,718,498
5.13%, 5/15/2016	810,000	922,946

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $71,645,167)		71,648,607

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.6%
Bank of America Commercial Mortgage, Inc. 5.80%, 6/10/2049 (c)	250,000	263,197

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (c)	$550,000	$574,193
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	419,873
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (c)	250,000	262,912
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (c)	250,000	266,700
5.55%, 4/10/2038 (c)	250,000	267,820
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.87%, 3/15/2046	250,000	257,268
4.88%, 1/12/2038 (c)	250,000	263,017
5.44%, 6/12/2047	510,000	539,206
5.81%, 6/12/2043 (c)	500,000	541,035
LB-UBS Commercial Mortgage Trust:
4.37%, 3/15/2036	450,000	466,440
5.35%, 6/15/2029 (c)	200,292	207,249
Merrill Lynch/ Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	420,607
Morgan Stanley Capital I:
5.51%, 11/12/2049 (c)	475,000	513,993
5.61%, 4/15/2049	190,725	198,552
Wachovia Bank Commercial Mortgage Trust 4.96%, 11/15/2035 (c)	250,000	263,871

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,493,856)		5,725,933

ASSET BACKED — 0.4%
AUTOMOBILES — 0.0% (b)
USAA Auto Owner Trust 2.53%, 7/15/2015	40,000	41,014

CREDIT CARD RECEIVABLES — 0.4%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	263,467
Citibank Credit Card Issuance Trust::
4.90%, 6/23/2016	200,000	218,474
5.35%, 2/7/2020	295,000	327,104

		809,045

TOTAL ASSET BACKED —
(Cost $784,705)		850,059

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.1%
California, State General Obligation:
5.95%, 4/1/2016	35,000	37,533
7.30%, 10/1/2039	200,000	210,850
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	47,677

		296,060

CONNECTICUT — 0.1%
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	94,837

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	199,140

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	99,869
5.10%, 6/1/2033	200,000	162,174

		262,043

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	90,011

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	97,666
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	79,073

		176,739

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	64,313
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	97,304
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	80,040

		241,657

OHIO — 0.0% (b)
Ohio State University 4.91%, 6/1/2040	100,000	91,506

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	90,917
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	67,458

		158,375

TEXAS — 0.1%
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	100,000	98,278

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,770,716)		1,708,646

	Shares
SHORT TERM INVESTMENTS — 39.7%
MONEY MARKET FUNDS — 39.7%
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)(g)	68,857,428	68,857,428

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Prime Portfolio (f)(h)	19,405,621	$19,405,621

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $88,263,049)		88,263,049

TOTAL INVESTMENTS — 141.0% (j)
(Cost $308,749,611)		313,225,825
OTHER ASSETS & LIABILITIES — (41.0)%		(91,064,372)

NET ASSETS — 100.0%		$222,161,453

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security or a portion thereof, has been designated as collateral for TBA securities.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Investments of cash collateral for securities loaned.
(i)	Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 0.5%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,183,698
Alabama, Public School & College Authority Revenue 5.00%, 12/1/2023	1,500,000	1,574,295

		3,757,993

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,795,146

ARIZONA — 3.1%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	568,940
Series A 5.00%, 1/1/2027	500,000	517,300
Series A 5.00%, 1/1/2033	5,000,000	5,018,700
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,607,580
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,412,294
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	4,972,000
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	1,846,020
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,120,070
Phoenix, AZ, General Obligation Series A 5.00%, 7/1/2017	1,000,000	1,137,980
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	1,699,780

		25,900,664

CALIFORNIA — 11.8%
Anaheim, CA, Public Financing Authority Revenue 4.50%, 10/1/2037 (a)	4,000,000	3,359,400
Azusa, CA, Public Financing Authority Revenue 5.00%, 7/1/2039 (a)	1,200,000	1,124,160
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,157,100
Series AG 5.00%, 12/1/2025	5,760,000	6,074,093
California, State University Revenue:
Series D 4.50%, 11/1/2037	3,120,000	2,565,888
Series A 4.50%, 11/1/2044 (a)	6,090,000	4,748,677
Series A 5.00%, 11/1/2037 (a)	1,000,000	882,050
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	3,857,339
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	2,475,000	2,515,045
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,005,310
Series A 5.00%, 8/1/2032	1,345,000	1,300,386
Los Angeles, CA, Unified School District:
Series B 4.75%, 7/1/2019 (a)	3,085,000	3,215,434
Series B 5.00%, 7/1/2016	1,500,000	1,676,760
5.00%, 7/1/2018	330,000	360,512
Series A 5.00%, 7/1/2018 (a)	—	—
Series H 5.00%, 7/1/2021 (a)	2,695,000	2,812,071
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,011,280
5.00%, 6/1/2039	1,845,000	1,756,606
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,048,568
Palomar, CA, Community College District Series A 4.75%, 5/1/2032	3,000,000	2,682,780
Sacramento, CA, Municipal Utility District Revenue Series U 5.00%, 8/15/2024	2,500,000	2,572,725
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	958,860
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025	485,000	202,192
San Diego, CA, Unified School District Election of 1998 Series G-1 4.50%, 7/1/2029 (a)	4,000,000	3,631,000
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	2,000,000	665,060
San Francisco, CA, Bay Area Rapid Transit District Series B 5.00%, 8/1/2032	1,600,000	1,625,008
San Francisco, CA, Bay Area Rapid Transit District Revenue Series B 5.00%, 8/1/2022	1,500,000	1,616,850
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2031	6,475,000	6,394,386
5.13%, 4/1/2047	655,000	620,593
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2031 (a)	1,000,000	897,530
5.00%, 6/15/2027	500,000	503,725
San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (a)	5,225,000	5,241,459
San Francisco, CA, Unified School District, General Obligation Series A 3.00%, 6/15/2027	1,000,000	745,040

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	$4,700,000	$4,578,693
University of California, Revenue:
Series J 4.50%, 5/15/2031 (a)	4,305,000	3,840,189
Series J 4.50%, 5/15/2035 (a)	3,000,000	2,552,820
Series S 5.00%, 5/15/2040	1,000,000	934,630
University of Southern California, Educational Facilities Authority, Revenue Series A 4.50%, 10/1/2033	1,000,000	890,120
West Valley-Mission Community College District, CA, Election 2004-A 5.00%, 8/1/2030 (a)	2,000,000	2,015,660

		97,639,999

COLORADO — 0.6%
Douglas County, CO, School District, General Obligation Series B 5.00%, 12/15/2019	2,000,000	2,330,720
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,337,039
Series HH 5.00%, 6/1/2029	1,000,000	1,028,260

		4,696,019

CONNECTICUT — 2.7%
Connecticut, State General Obligation:
Series B 5.00%, 4/15/2012	5,000,000	5,234,050
5.00%, 12/1/2020	7,500,000	8,440,800
5.00%, 12/1/2021	7,500,000	8,410,875

		22,085,725

DELAWARE — 0.4%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,082,040
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,537,900

		3,619,940

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,138,850
Metropolitan Washington, DC, Airport Authority System Revenue Series C 5.00%, 10/1/2028	5,000,000	5,065,400

		10,204,250

FLORIDA — 5.3%
Broward County, FL, Educational Facilities Authority Revenue 5.00%, 4/1/2036	720,000	655,790
Florida, Hurricane Catastrophe Fund Financing Revenue Series A 5.00%, 7/1/2014	1,045,000	1,120,700
Florida, State Board of Education, Capital Outlay:
Series B 5.00%, 6/1/2015	2,600,000	2,919,410
Series A 5.00%, 6/1/2016	1,215,000	1,379,924
Series A 5.00%, 6/1/2017	5,000,000	5,678,350
Series D 5.00%, 6/1/2024	7,550,000	8,099,715
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2037	1,000,000	995,600
Series B 5.25%, 6/1/2013	1,600,000	1,739,600
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2013	2,575,000	2,806,338
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,019,700
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,529,777
5.00%, 10/1/2023 (a)	500,000	510,325
5.00%, 7/1/2031	1,980,000	1,979,842
6.00%, 10/1/2023	1,270,000	1,424,242
Miami-Dade County, FL, School Board General Obligation Series B 4.00%, 5/1/2017	1,000,000	1,038,320
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,417,458
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,005,700

		43,320,791

GEORGIA — 3.9%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	6,717,287
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,207,345
De Kalb County, GA, General Obligation 5.00%, 12/1/2014	1,495,000	1,582,846
De Kalb County, GA, Water & Sewer Revenue Series B 5.25%, 10/1/2024	3,000,000	3,421,680
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,021,100
Georgia, State General Obligation:
Series B 5.00%, 4/1/2012	2,000,000	2,091,720
Series B 5.00%, 7/1/2022	4,500,000	4,985,730
Series B 5.00%, 7/1/2024	1,145,000	1,245,531
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,230,632

		32,503,871

HAWAII — 0.1%
Hawaii, State General Obligation Series DJ 5.00%, 4/1/2023 (a)	1,090,000	1,164,284

ILLINOIS — 4.1%
Chicago, IL, General Obligation Series A 5.25%, 1/1/2037	5,000,000	4,490,350
Chicago, IL, Metropolitan Water Reclamation District:
Series A 5.00%, 12/1/2020	1,000,000	1,110,700
Series C 5.25%, 12/1/2032	5,000,000	5,259,050

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	$1,500,000	$1,280,385
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,311,200
Cook County, IL, General Obligation Series A 5.25%, 11/15/2033	8,520,000	8,310,323
Illinois State Toll Highway Authority 5.00%, 1/1/2028	1,300,000	1,261,169
Illinois, State General Obligation 5.00%, 1/1/2015	955,000	1,003,715
Illinois, University of Chicago, Finance Authority Revenue Series B 6.25%, 7/1/2038	5,000,000	5,278,950
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)	5,000,000	2,718,700
Southwestern Illinois, Development Authority Revenue Zero Coupon, 12/1/2021 (a)	1,125,000	624,487

		33,649,029

INDIANA — 1.6%
Indiana, State Finance Authority, Highway Revenue:
Series A 4.50%, 12/1/2020 (a)	1,000,000	1,044,080
Series A 4.50%, 6/1/2027 (a)	8,000,000	7,981,360
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,301,650
Indiana, State Finance Authority, State Revolving Fund Program Revenue Series B 5.00%, 2/1/2018	920,000	1,028,008

		13,355,098

KENTUCKY — 0.1%
Kentucky, State Property & Buildings Commission Revenue 5.00%, 11/1/2018	1,000,000	1,108,820

LOUISIANA — 0.3%
Louisiana, State Gas & Fuels Tax Revenue:
Series A 4.50%, 5/1/2041	1,500,000	1,291,410
Series B 5.00%, 5/1/2025	1,000,000	1,052,090

		2,343,500

MARYLAND — 1.6%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,526,454
Maryland, State Department of Transportation, Highway Revenue 5.00%, 2/15/2017	1,925,000	2,214,116
Maryland, State Department of Transportation, Revenue 5.00%, 2/15/2015	1,500,000	1,690,185
Maryland, State General Obligation Series C 5.00%, 3/1/2017	2,900,000	3,359,505

		12,790,260

MASSACHUSETTS — 2.5%
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A 5.25%, 7/1/2029	640,000	697,574
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,338,813
Series A 5.00%, 3/1/2025	965,000	1,033,872
Series B 5.25%, 9/1/2024 (a)	5,000,000	5,660,150
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,000,000	2,113,060
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	381,283
Massachusetts, State School Building Authority Revenue Series A 4.35%, 8/15/2025	3,580,000	3,635,526
Massachusetts, State Water Pollution Abatement Trust:
3.50%, 8/1/2026	720,000	671,184
5.25%, 8/1/2033	2,000,000	2,168,360

		20,699,822

MICHIGAN — 1.0%
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,092,370
5.00%, 10/1/2022	1,700,000	1,812,336
5.00%, 10/1/2029	2,905,000	2,991,278
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021	450,000	481,401

		8,377,385

MINNESOTA — 1.4%
Minnesota, State General Obligation:
5.00%, 6/1/2015	1,820,000	2,073,289
5.00%, 11/1/2016	1,820,000	2,110,690
5.00%, 6/1/2018	1,940,000	2,181,162
Series D 5.00%, 8/1/2018	2,000,000	2,323,880
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,170,338

		11,859,359

MISSISSIPPI — 0.1%
Mississippi, State General Obligation Series B 5.00%, 12/1/2013	1,000,000	1,103,440

MISSOURI — 1.3%
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series B 5.00%, 5/1/2024	4,600,000	4,900,426
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,565,240
5.25%, 5/1/2020	1,000,000	1,126,400

		10,592,066

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

NEVADA — 0.9%
Clark County, NV, General Obligation:
4.50%, 6/1/2018 (a)	$875,000	$917,175
4.75%, 6/1/2025 (a)	1,735,000	1,741,194
5.00%, 11/1/2020 (a)	1,000,000	1,044,400
Clark County, NV, School District, General Obligation Series B 4.50%, 6/15/2016 (a)	1,010,000	1,098,042
Las Vegas Valley, NV, Water District, General Obligation Series B 5.00%, 6/1/2015	1,500,000	1,653,330
Nevada, State Highway Improvement Revenue 5.00%, 12/1/2017 (a)	1,000,000	1,094,570

		7,548,711

NEW JERSEY — 3.8%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	3,200,000	3,295,072
4.00%, 9/1/2027	2,520,000	2,382,761
New Jersey, State Economic Development Authority School Facilities Construction:
Series DD-1 5.00%, 12/15/2016	2,000,000	2,155,720
Series DD-1 5.00%, 12/15/2017	5,500,000	5,866,465
New Jersey, State General Obligation:
5.00%, 6/15/2017	1,020,000	1,075,417
5.00%, 6/1/2019	9,565,000	10,539,195
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,505,189
New Jersey, State Transportation Trust Fund Authority Series A Zero Coupon, 12/15/2034	20,000,000	4,101,200
New Jersey, State Transportation Trust Fund Authority (Escrow to Maturity) Series C Zero Coupon, 12/15/2029 (a)	2,585,000	753,941

		31,674,960

NEW MEXICO — 1.5%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	6,810,664
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,123,780
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,466,920

		12,401,364

NEW YORK — 17.1%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,113,640
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,738,275
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,287,220
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,355,121
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	833,380
156th Series 4.75%, 11/1/2036	7,000,000	6,510,210
144th Series 5.00%, 10/1/2028	3,000,000	3,073,680
5.00%, 7/15/2039	4,500,000	4,341,285
New York, NY, City Municipal Water Finance Authority:
4.50%, 6/15/2032	1,000,000	932,570
Series DD 4.50%, 6/15/2038	2,310,000	2,036,034
Series DD 4.63%, 6/15/2031	1,030,000	983,701
5.00%, 6/15/2027	545,000	569,476
Series A 5.00%, 6/15/2038	1,000,000	973,820
5.00%, 6/15/2043	3,500,000	3,359,230
Series A 5.50%, 6/15/2021	500,000	564,785
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2014	1,050,000	1,179,297
Series B 5.00%, 11/1/2016	1,000,000	1,149,460
5.00%, 11/1/2020	1,000,000	1,108,670
Series C-1 5.00%, 11/1/2020	900,000	977,526
5.00%, 5/1/2023	865,000	920,464
Series B 5.00%, 11/1/2026	8,000,000	8,291,920
New York, NY, General Obligation:
2.00%, 8/1/2012	915,000	931,479
Series C-1 5.00%, 10/1/2012	1,400,000	1,488,578
Series C 5.00%, 8/1/2015	5,000,000	5,609,200
Series C 5.00%, 11/15/2016	5,000,000	5,737,950
Series B-1 5.25%, 9/1/2023	7,180,000	7,721,516
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,750,000	5,175,287
5.63%, 1/15/2046	1,000,000	979,720
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A-2 5.00%, 11/15/2029	12,620,000	12,956,828
New York, State Dormitory Authority Revenue Series A 5.00%, 7/1/2038	3,350,000	3,191,813
New York, State Dormitory Authority, State Income Tax Revenue:
Series D 5.00%, 3/15/2016	1,800,000	2,044,818
5.00%, 7/1/2021	700,000	774,025
5.00%, 2/15/2029	750,000	770,558
New York, State Environmental Facilities Corp.:
4.50%, 6/15/2036	2,630,000	2,386,620
Series A 5.13%, 6/15/2038	1,000,000	991,950
New York, State Environmental Facilities Corp. Revenue Series A 4.50%, 6/15/2036	1,500,000	1,407,420
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,401,840
4.00%, 3/1/2018	1,030,000	1,108,434

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	$2,760,000	$2,682,996
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2020	3,000,000	3,312,060
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,146,613
Series A 5.00%, 3/15/2028	2,000,000	2,063,880
Series A 5.00%, 3/15/2029	2,000,000	2,055,360
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series B 5.00%, 4/1/2019	5,400,000	5,925,798
Series A 5.00%, 4/1/2020 (a)	2,600,000	2,751,476
Series A 5.00%, 4/1/2021	500,000	534,940
New York, State Urban Development Corp., Revenue:
Series A-1 5.00%, 12/15/2016	2,630,000	3,038,781
Series B 5.00%, 3/15/2020	3,000,000	3,251,280
Series B-1 5.00%, 3/15/2036	1,000,000	979,040
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	3,910,000	3,905,386

		140,625,410

NORTH CAROLINA — 2.2%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	529,430
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	3,000,000	3,043,440
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,461,761
Series A 5.00%, 8/1/2015	1,000,000	1,145,930
North Carolina, Infrastructure Finance Corp., Certificates of Participation Series A 5.00%, 2/1/2020 (a)	1,275,000	1,367,247
North Carolina, State Capital Improvement Revenue Series A 4.50%, 5/1/2026	4,500,000	4,511,970
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	3,707,813

		17,767,591

OHIO — 3.3%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,877,400
Series A 5.00%, 9/1/2018	1,500,000	1,699,770
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,659,850
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	5,443,258
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	995,980
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,090,189

		26,766,447

OKLAHOMA — 0.1%
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	535,000	615,667

OREGON — 1.8%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,720,770
Series A 5.00%, 11/15/2033	1,500,000	1,515,870
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/1/2015 (a)	1,730,000	1,967,771
5.00%, 3/1/2035	4,550,000	4,493,535
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021	2,010,000	1,300,068
Series B Zero Coupon, 6/15/2028	9,745,000	3,984,243

		14,982,257

PENNSYLVANIA — 3.2%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	2,917,200
Pennsylvania, Commonwealth Financing Authority, Revenue Series A 5.00%, 6/1/2025 (a)	1,155,000	1,191,960
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,477,667
Series A 5.00%, 11/1/2013	1,000,000	1,103,740
5.00%, 3/15/2015	4,750,000	5,357,145
5.00%, 5/15/2015	1,000,000	1,132,610
5.00%, 7/1/2015	5,000,000	5,676,300
5.00%, 4/15/2021	5,000,000	5,524,600
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018	1,870,000	1,991,719

		26,372,941

PUERTO RICO — 0.5%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,468,498
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044	4,500,000	463,365

		3,931,863

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series C 5.00%, 11/15/2025 (a)	600,000	623,442

SOUTH CAROLINA — 1.1%
Charleston County, SC, Sales Tax Revenue 5.00%, 11/1/2018	2,000,000	2,266,260
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,388,810
South Carolina, State Public Service Authority:
Series C 5.00%, 1/1/2016 (a)	1,275,000	1,442,140
Series E 5.00%, 1/1/2017	2,500,000	2,830,675

		8,927,885

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

TENNESSEE — 1.3%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	$3,950,000	$4,154,491
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,707,090
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,199,800
Series B 5.00%, 10/1/2039	1,000,000	989,500
Shelby County, TN, General Obligation 5.00%, 4/1/2019	1,080,000	1,234,073

		10,284,954

TEXAS — 8.2%
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	2,000,000	1,974,500
Series A 5.00%, 12/1/2015	6,785,000	7,737,275
Harris County, TX, General Obligation 5.00%, 10/1/2024	10,000,000	10,882,000
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	2,994,960
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,864,097
Houston, TX, General Obligation Series D 5.00%, 3/1/2017 (a)	5,000,000	5,585,850
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	4,715,736
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,773,850
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,330,327
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025	2,000,000	2,166,640
San Antonio, TX, Water Revenue 4.50%, 5/15/2037	1,500,000	1,331,430
Texas, State General Obligation:
4.75%, 4/1/2036	—	—
Series A 5.00%, 10/1/2014	3,795,000	4,273,815
5.00%, 4/1/2029	1,000,000	1,036,370
Texas, State Transportation Commission:
Series A 4.50%, 4/1/2030 (a)	3,000,000	2,939,940
5.00%, 4/1/2024	2,125,000	2,269,819
5.00%, 4/1/2026	2,555,000	2,688,397
Texas, State Water Development Board, Revenue, Sub Lien A-1 5.00%, 7/15/2015	5,620,000	6,406,856
University of Texas:
Series F 4.75%, 8/15/2026	790,000	808,209
5.00%, 8/15/2018	1,420,000	1,633,270
5.00%, 8/15/2018	255,000	286,000

		67,699,341

UTAH — 0.5%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	426,544
Series A 5.00%, 6/15/2036 (a)	3,850,000	3,844,225

		4,270,769

VIRGINIA — 1.9%
Virginia, College Building Authority, Educational Facilities Revenue 5.00%, 9/1/2022	5,945,000	6,521,249
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,466,350
Series B 5.25%, 8/1/2027	2,000,000	2,138,880
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	3,762,064

		15,888,543

WASHINGTON — 5.0%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,023,280
Series A 5.00%, 11/1/2036	2,000,000	1,957,540
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2014	1,000,000	1,115,270
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,616,470
Snohomish County, WA, Public Utility District No 1 3.00%, 12/1/2012	2,280,000	2,368,076
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	3,225,000	3,526,215
Washington, State General Obligation:
Series C 4.25%, 1/1/2013	1,000,000	1,061,060
Series C 5.00%, 2/1/2016	1,215,000	1,381,735
Series R 5.00%, 7/1/2016	10,000,000	11,436,600
Series C 5.00%, 1/1/2021 (a)	2,100,000	2,255,610
Series A 5.00%, 7/1/2023	900,000	958,410
Series D 5.00%, 1/1/2027	6,945,000	7,201,687
Series A 5.00%, 7/1/2027 (a)	1,000,000	1,034,350
Series A 5.00%, 7/1/2032	2,000,000	2,009,420

		40,945,723

WISCONSIN — 1.8%
Milwaukee, WI, General Obligation, Promisory Notes Series N1 5.00%, 2/1/2019	11,020,000	12,579,110
Wisconsin, State General Obligation Series C 5.00%, 5/1/2014	2,000,000	2,220,860

		14,799,970

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $812,313,113)		809,695,299

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Tax Free Money Market Fund 0.04% (b)(c)(d) (Cost $7,876,797)	7,876,797	$7,876,797

TOTAL INVESTMENTS — 99.2% (e)
(Cost $820,189,910)		817,572,096
OTHER ASSETS & LIABILITIES — 0.8%		6,978,080

NET ASSETS — 100.0%		$824,550,176

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	9.63%
	National Public Finance Guarantee Corp.	2.17%
	Ambac Financial Group	1.55%
	Assured Guaranty Corp.	1.31%
	Permanent School Fund Guaranteed	0.40%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
CALIFORNIA — 98.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,685,000	$1,591,162
Anaheim, CA, Public Financing Authority Revenue 4.50%, 10/1/2037 (a)	300,000	251,955
Bakersfield, CA, Certificates of Participation Zero Coupon, 4/15/2021	1,000,000	689,650
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	290,031
California, Bay Area Toll Authority Revenue 5.13%, 4/1/2039	125,000	119,373
California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	486,670
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,094,120
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,170,631
Series L 5.00%, 5/1/2019	500,000	560,545
Series AE 5.00%, 12/1/2022	1,000,000	1,073,870
5.00%, 12/1/2026	660,000	685,687
California, State Public Works Board, Lease Revenue:
5.00%, 9/1/2020 (a)	250,000	274,775
5.00%, 4/1/2034	350,000	316,754
Chabot-Las Positas, CA, Community College District, General Obligation:
Series B Zero Coupon, 8/1/2024 (a)	1,400,000	628,740
5.00%, 8/1/2031 (a)	300,000	278,238
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	954,700
Coast Community College District, CA, Election of 2002 Series B 5.00%, 8/1/2023 (a)	800,000	827,880
Desert Community College District, CA, General Obligation Series C 5.00%, 8/1/2037 (a)	300,000	276,507
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2035	1,000,000	934,680
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,274,304
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,016,180
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,690,359
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,118,367
5.00%, 7/1/2026	2,450,000	2,560,838
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	101,154
Series A 5.00%, 8/1/2032 (a)	1,000,000	966,830
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,065,080
5.25%, 5/15/2038	145,000	136,419
Los Angeles, CA, Department of Water & Power 5.00%, 7/1/2037 (a)	200,000	189,634
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,516,939
Series C 5.25%, 8/1/2023	700,000	745,563
Los Angeles, CA, Unified School District, General Obligation:
Series KY 5.00%, 7/1/2015	2,325,000	2,576,077
Series F 5.00%, 1/1/2034	1,000,000	933,020
Los Angeles, CA, Wastewater System Revenue 5.00%, 6/1/2039	500,000	476,045
Los Angeles, CA, Water & Power Revenue Series A-1 5.00%, 7/1/2023 (a)	400,000	418,272
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,039,630
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	883,270
Metropolitan Water District of Southern California Series A 5.00%, 1/1/2031	850,000	865,215
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	850,656
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	598,906
Sacramento, CA, Municipal Utility District, Electric Revenue:
5.00%, 8/15/2022 (a)	550,000	581,152
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,030,350
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028	1,050,000	330,267
Series D Zero Coupon, 8/1/2032	2,290,000	510,968
Series C 5.00%, 8/1/2031 (a)	900,000	841,734
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	223,100
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	223,424
San Diego, CA, Community College District 5.00%, 8/1/2032 (a)	1,000,000	958,180
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	500,000	479,430
San Diego, CA, Public Facilities Financing Authority, Water Revenue 5.00%, 8/1/2024	1,000,000	1,044,640

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego, CA, Unified School District Election of 1998:
Series G-1 4.50%, 7/1/2029 (a)	$980,000	$889,595
Series F-1 5.25%, 7/1/2028 (a)	660,000	671,972
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028	3,000,000	997,590
San Francisco, CA, Bay Area Rapid Transit District Revenue:
4.25%, 7/1/2033 (a)	1,000,000	856,090
Series B 5.00%, 8/1/2022	500,000	538,950
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
Series F 5.00%, 4/1/2015	205,000	229,051
Series F 5.00%, 4/1/2025	600,000	611,124
Series F 5.00%, 4/1/2031	500,000	493,775
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	1,000,000	1,125,780
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	865,752
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	300,000	292,257
San Jose, CA, Unified School District Santa Clara County Election of 2002:
Series C 5.00%, 8/1/2024 (a)	300,000	307,725
Series C 5.25%, 8/1/2019 (a)	1,000,000	1,099,540
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	104,245
San Marcos, CA, Schools Financing Authority, Lease Revenue:
Zero Coupon, 8/15/2031 (a)	1,000,000	260,340
Zero Coupon, 8/15/2034 (a)	1,110,000	223,987
San Mateo County, CA, Community College District Series B 5.00%, 9/1/2031	315,000	317,507
San Mateo, CA, Unified High School District, General Obligation Series C Zero Coupon, 9/1/2027 (a)	2,535,000	909,051
San Ramon Valley, CA, Unified School District Election of 2002 5.00%, 8/1/2025 (a)	750,000	780,487
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	750,405
Series L 5.25%, 5/15/2036	1,000,000	946,610
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	482,710
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	202,200
Series A 5.00%, 6/1/2037 (a)	500,000	477,505
Santa Clarita, CA, Union High School District, General Obligation, Election of 2001 Series B Zero Coupon, 9/1/2028 (a)	1,500,000	430,830
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,067,780
5.00%, 7/1/2030	1,500,000	1,476,210
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	502,236
Series T-1 5.00%, 3/15/2039	350,000	372,460
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,102,058
Series J 4.50%, 5/15/2035 (a)	2,000,000	1,701,880
Series K 5.00%, 5/15/2020 (a)	250,000	268,690
Series Q 5.25%, 5/15/2023	1,000,000	1,068,810
University of Southern California, Educational Facilities Authority, Revenue:
Series A 4.50%, 10/1/2033	840,000	747,701
Series A 4.75%, 10/1/2037	740,000	658,200
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	105,295

		66,688,369

PUERTO RICO — 0.2%
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044 (a)	1,500,000	154,455

		154,455

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $69,209,897)		66,842,824

	Shares
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Tax Free Money Market Fund 0.04% (b)(c)(d) (Cost $774,816)	774,815	774,815

TOTAL INVESTMENTS — 99.5% (e)
(Cost $69,984,713)		67,617,639
OTHER ASSETS & LIABILITIES — 0.5%		358,504

NET ASSETS — 100.0%		$67,976,143

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	20.60%
	National Public Finance Guarantee Corp.	10.36%
	Ambac Financial Group	4.43%
	Assured Guaranty Corp.	1.87%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.6%
NEW YORK — 95.9%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024	$300,000	$269,820
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	539,750
Haverstraw-Stony Point, NY, Central School District, General Obligation 3.00%, 10/15/2026 (a)	610,000	483,205
Nassau County, NY, General Obligation:
Series C 4.00%, 10/1/2015	300,000	319,521
Series C 5.00%, 7/1/2015 (a)	500,000	555,065
5.00%, 7/1/2022	100,000	106,161
Series C 5.13%, 10/1/2035 (a)	100,000	97,749
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	423,328
5.00%, 11/15/2014	100,000	112,859
5.00%, 11/15/2014	100,000	112,859
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	425,136
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	500,000	416,690
5.00%, 7/15/2022	100,000	107,825
5.00%, 7/15/2039	500,000	482,365
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	303,171
New York, NY, City Transitional Finance Authority Revenue:
3.20%, 11/1/2018	140,000	140,937
Series B 5.00%, 11/1/2015	200,000	227,968
Series C-1 5.00%, 11/1/2017	350,000	397,722
5.00%, 11/1/2018	200,000	227,636
Series C-1 5.00%, 11/1/2018	100,000	113,601
5.00%, 1/15/2026	200,000	203,726
5.50%, 1/15/2033	500,000	512,990
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	202,298
Series K 5.00%, 8/1/2013	200,000	218,268
5.00%, 8/1/2021	300,000	326,547
5.00%, 8/1/2024	400,000	422,256
5.00%, 8/1/2025	155,000	162,073
New York, NY, Liberty Development Corp. Revenue 5.13%, 1/15/2044	1,000,000	900,050
New York, NY, Municipal Water Finance Authority Revenue:
Series DD 4.75%, 6/15/2035	100,000	94,628
Series GG-2 5.00%, 6/15/2035	100,000	97,391
Series DD 5.25%, 6/15/2024	200,000	214,192
5.38%, 6/15/2043	370,000	374,569
Series A 5.63%, 6/15/2024	130,000	144,632
New York, State Dormitory Authority Revenue:
Series C-1 4.00%, 1/15/2022	500,000	485,880
Series A 5.00%, 7/1/2038	650,000	619,307
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	252,858
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	357,836
Series A 5.00%, 7/1/2039	300,000	300,177
New York, State Dormitory Authority Revenue, Fordham University:
4.25%, 7/1/2039	150,000	123,744
5.00%, 3/15/2017	100,000	113,906
5.00%, 10/1/2019	125,000	135,885
Series B 5.00%, 7/1/2033 (a)	500,000	501,465
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	243,917
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 5.00%, 8/1/2014	210,000	232,216
5.00%, 1/1/2019	250,000	274,862
New York, State Dormitory Authority Revenue, School Districts Series C 5.00%, 10/1/2031 (a)	600,000	613,740
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	142,054
Series C 5.00%, 12/15/2020	500,000	540,270
Series B 5.00%, 3/15/2028	260,000	268,772
New York, State Environmental Facilities Corp. Revenue:
Series A 4.50%, 6/15/2036	635,000	595,808
5.00%, 5/15/2015	150,000	171,047
5.00%, 12/15/2015	200,000	227,232
Series A 5.25%, 12/15/2026	200,000	212,862
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	534,655
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	500,000	572,795
5.00%, 4/1/2019	580,000	647,993
Series A 5.00%, 4/1/2020	435,000	480,249
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	222,360
New York, State Power Authority:
Series A 4.50%, 11/15/2047 (a)	500,000	428,850
Series C 5.00%, 11/15/2020 (a)	250,000	273,343
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	306,327
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2018	250,000	284,487
New York, State Thruway Authority, Second General Highway & Bridge Trust:
5.00%, 4/1/2019	110,000	119,092
Series B 5.00%, 4/1/2028	250,000	254,530
Series B 5.00%, 4/1/2029	300,000	304,140

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Urban Development Corp. Revenue:
5.00%, 12/15/2017	$200,000	$231,038
Series A-1 5.00%, 12/15/2027	250,000	258,600
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038	200,000	210,290
5.00%, 11/15/2017	800,000	914,864
5.00%, 11/15/2027	145,000	149,937
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	1,000,000	998,820
State of New York, General Obligation Series A 2.00%, 3/1/2012	500,000	507,450
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	538,650
Westchester County, NY, General Obligation Series A 3.75%, 11/15/2012	500,000	526,040

		24,915,336

PUERTO RICO — 2.7%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	550,925
Puerto Rico, Sales Tax Financing Revenue Series A Zero Coupon, 8/1/2044	1,335,000	137,465

		688,390

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $26,061,627)		25,603,726

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.04% (b)(c)(d) (Cost $21,781)	21,781	21,781

TOTAL INVESTMENTS — 98.7% (e)
(Cost $26,083,408)		25,625,507
OTHER ASSETS & LIABILITIES — 1.3%		349,984

NET ASSETS — 100.0%		$25,975,491

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	8.20%
	Assured Guaranty Corp.	5.53%
	National Public Finance Guarantee Corp.	2.70%

(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.2%
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	$850,000	$936,029
Series A 5.00%, 5/1/2014	1,500,000	1,651,815

		2,587,844

ARIZONA — 3.3%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,123,511
Series B 3.00%, 1/1/2014	5,000,000	5,250,050
Arizona, State Certificates of Participation:
Series A 5.00%, 10/1/2013 (a)	6,500,000	6,951,490
5.00%, 10/1/2014 (a)	10,375,000	11,240,067
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	2,982,678
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,493,650
Pima County, AZ, General Obligation Series A 3.00%, 7/1/2012	5,000,000	5,131,550

		42,172,996

ARKANSAS — 1.5%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	18,000,000	19,611,720

CALIFORNIA — 8.9%
California, State Department of Water Resources Revenue:
Series M 3.00%, 5/1/2012	2,000,000	2,053,840
4.00%, 5/1/2015	6,000,000	6,474,300
Series L 4.00%, 5/1/2015	7,630,000	8,220,715
Series AF 5.00%, 12/1/2012	5,000,000	5,363,550
Series L 5.00%, 5/1/2015	1,000,000	1,121,330
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,360,647
Irvine, CA, Unified School District Special Tax 5.00%, 9/1/2012 (a)	3,000,000	3,154,500
Long Beach, CA, Community College District, General Obligation Series A 9.85%, 1/15/2013	2,060,000	2,375,201
Long Beach, CA, Unified School District, General Obligation Series A 4.00%, 8/1/2012	7,950,000	8,306,478
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue:
3.00%, 7/1/2013	3,000,000	3,131,130
4.00%, 6/1/2013	2,300,000	2,445,728
Series A 5.00%, 7/1/2013	1,000,000	1,087,860
Los Angeles County, CA, Public Works Financing Authority Revenue Series A 5.00%, 10/1/2014	4,800,000	5,368,992
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,072,365
Los Angeles, CA, Unified School District, General Obligation:
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,480,421
Series I 5.00%, 7/1/2014	2,000,000	2,201,760
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,651,815
San Bernardino County, CA, Transportation Authority, Sales Tax Revenue Series A 4.00%, 5/1/2012	4,000,000	4,127,200
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	500,000	550,265
5.00%, 5/15/2015	2,165,000	2,417,352
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,034,181
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,221,040
Series A 5.00%, 6/15/2014	10,075,000	11,041,595
Southern California, Public Power Authority Revenue 3.00%, 7/1/2012	1,610,000	1,656,593
University of California, Revenue:
Series J 5.00%, 5/15/2013 (a)	1,290,000	1,391,304
Series O 5.00%, 5/15/2013	3,000,000	3,235,590

		112,545,752

COLORADO — 0.1%
Denver, CO, City & County General Obligation 5.00%, 8/1/2012	1,060,000	1,123,070
University of Colorado, Enterprise System Revenue 5.00%, 6/1/2012 (a)	695,000	730,820

		1,853,890

CONNECTICUT — 4.9%
Connecticut, State General Obligation:
5.00%, 3/15/2013	4,670,000	5,053,360
5.00%, 12/1/2014	13,750,000	15,502,438
Series A 5.00%, 1/1/2015	12,750,000	14,277,450
5.00%, 3/15/2015	5,000,000	5,624,850
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 4.00%, 7/1/2049 (b)	3,625,000	3,839,310
Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,614,700
Connecticut, State Special Tax Obligation Revenue:
Series 1 5.00%, 2/1/2013	2,000,000	2,152,020
Series A 5.00%, 12/1/2013	5,575,000	6,120,848
Series A 5.00%, 12/1/2014	3,750,000	4,200,900
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	433,555

		62,819,431

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

DELAWARE — 0.5%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	$225,000	$231,833
Series 2009A 5.00%, 1/1/2014	1,200,000	1,331,412
Series A 5.00%, 7/1/2015	4,000,000	4,578,120

		6,141,365

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, General Obligation 5.00%, 6/1/2012	1,560,000	1,642,087
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,150,260

		3,792,347

FLORIDA — 6.0%
Florida, State Board of Education, General Obligation:
5.00%, 6/1/2013	1,000,000	1,081,940
Series C 5.00%, 6/1/2014	9,585,000	10,615,004
Florida, State Department of Environmental Protection, Preservation Revenue Series A 5.00%, 7/1/2014	1,500,000	1,642,875
Florida, State Department of Management Services, Certificates of Participation 5.00%, 8/1/2012	1,000,000	1,051,170
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,951,406
Florida, State Turnpike Authority, Turnpike Revenue Series A 5.00%, 7/1/2012 (a)	1,115,000	1,174,742
Florida, Water Pollution Control Financing Revenue:
Series A 3.00%, 1/15/2013	3,535,000	3,669,436
Series A 5.00%, 7/15/2012	11,630,000	12,286,397
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,371,251
Series B 5.00%, 10/1/2015	7,705,000	8,622,357
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015	7,510,000	8,332,871
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	159,696
Series B 5.00%, 10/1/2014	5,000,000	5,560,200
Orlando, FL, Utilities Commission System Revenue 5.00%, 10/1/2013	1,975,000	2,156,443
Pasco County, FL, School District Sales Tax Revenue 5.00%, 10/1/2011 (a)	150,000	152,547
Tampa Bay, FL, Water Revenue:
5.00%, 10/1/2012 (c)	1,325,000	1,388,269
5.00%, 10/1/2013	1,500,000	1,608,330

		76,824,934

GEORGIA — 3.0%
Georgia, Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue Series A 5.00%, 7/1/2013 (a)	2,500,000	2,707,450
Georgia, State Environmental Loan Acquisition Corp. Revenue 2.40%, 3/15/2016	7,495,000	7,505,418
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	211,002
Series B 3.50%, 1/1/2013	560,000	588,045
Series C 5.00%, 7/1/2014	5,000,000	5,625,500
Series G 5.00%, 11/1/2014	3,535,000	4,008,619
Series D 5.00%, 5/1/2015	400,000	455,608
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 6/1/2012	3,000,000	3,154,980
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2013	5,485,000	5,916,450
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2012	7,000,000	7,466,690

		37,639,762

HAWAII — 0.8%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	258,045
Series DT 4.00%, 11/1/2014	2,000,000	2,184,940
Series DG 5.00%, 7/1/2012 (a)	600,000	632,760
Series DY 5.00%, 2/1/2015	1,000,000	1,122,780
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,826,248
Series C 4.00%, 4/1/2013	2,035,000	2,159,481
Series B 5.25%, 7/1/2014 (a)	2,125,000	2,393,217

		10,577,471

IDAHO — 0.1%
Idaho, State Building Authority Revenue 5.00%, 9/1/2013	1,375,000	1,499,891

ILLINOIS — 1.8%
Chicago, IL, Board of Education, General Obligation Series D 4.00%, 12/1/2012 (a)	1,610,000	1,701,673
Chicago, IL, Water Revenue:
5.00%, 11/1/2011 (a)	1,000,000	1,022,930
5.00%, 11/1/2014 (a)	1,500,000	1,634,880
Cook County, IL, General Obligation:
Series A 3.00%, 11/15/2012	3,405,000	3,487,605
Series B 5.00%, 11/15/2014 (a)	1,200,000	1,287,480
Illinois, State Revenue Series B 3.00%, 6/15/2014	1,675,000	1,702,068
Illinois, State Sales Tax Revenue:
4.00%, 6/15/2012	2,160,000	2,233,311
5.00%, 6/15/2015	2,575,000	2,782,777
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	4,920,750

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015	$2,420,000	$2,601,839

		23,375,313

INDIANA — 1.2%
Indiana, State Finance Authority Revenue:
Series A 5.00%, 2/1/2013	2,715,000	2,921,883
Series A 5.00%, 2/1/2015	3,250,000	3,641,365
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	7,665,000	8,376,235

		14,939,483

KENTUCKY — 0.4%
Kentucky, Asset/Liability Commission Agency Fund Revenue 5.00%, 9/1/2012 (a)	4,000,000	4,227,920
Kentucky, State Property & Buildings Commission Revenue 5.00%, 8/1/2014	225,000	246,890

		4,474,810

LOUISIANA — 0.8%
Louisiana, Public Facilities Authority Revenue 4.00%, 6/1/2013	4,800,000	5,001,456
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,574,600

		10,576,056

MARYLAND — 3.0%
Baltimore County, MD, General Obligation 5.00%, 2/1/2014	3,230,000	3,590,533
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,699,950
5.00%, 2/15/2015	1,100,000	1,239,469
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,725,000	2,883,105
Series B 5.25%, 8/15/2014	200,000	227,524
Maryland, State Transportation Authority, Grant & Revenue Anticipation:
5.00%, 3/1/2013	3,950,000	4,269,357
5.25%, 3/1/2015	1,025,000	1,163,580
Montgomery County, MD, General Obligation:
Series A 5.00%, 5/1/2012	1,450,000	1,521,775
5.00%, 8/1/2012	500,000	530,090
Series A 5.00%, 5/1/2013	1,500,000	1,632,450
Series A 5.00%, 8/1/2015	16,250,000	18,614,050

		38,371,883

MASSACHUSETTS — 2.5%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,178,337
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,124,987
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series B 5.00%, 7/1/2013	1,000,000	1,089,730
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,333,560
Series B 4.00%, 6/1/2012	610,000	634,998
Series B 4.00%, 6/1/2013	1,000,000	1,067,130
Series C 5.00%, 5/1/2014	4,210,000	4,693,813
Series A 5.00%, 9/1/2014	1,500,000	1,685,880
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 4.00%, 5/15/2012	300,000	311,961
Series A 4.00%, 5/15/2013	1,975,000	2,102,723
Series A 5.00%, 8/15/2013 (a)	800,000	875,264
Springfield, MA, General Obligation 5.75%, 8/1/2014 (a)	1,025,000	1,161,356

		31,259,739

MICHIGAN — 0.6%
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2012	585,000	622,463
5.00%, 10/1/2013	1,025,000	1,124,210
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,176,810

		7,923,483

MINNESOTA — 2.8%
Minnesota, State General Obligation:
4.00%, 12/1/2012	350,000	369,810
Series A 5.00%, 6/1/2012	4,000,000	4,210,000
Series A 5.00%, 8/1/2013	9,075,000	9,958,905
Series H 5.00%, 11/1/2013	1,000,000	1,106,170
Series A 5.00%, 6/1/2014	1,275,000	1,431,315
Series A 5.00%, 6/1/2015	200,000	227,834
Series D 5.00%, 8/1/2015	7,675,000	8,774,214
Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	1,000,000	1,079,540
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	8,016,120

		35,173,908

MISSISSIPPI — 0.4%
Mississippi, State General Obligation Series B 5.00%, 12/1/2014	4,750,000	5,349,973

MISSOURI — 1.4%
Missouri, State Highways & Transportation Commission, State Road Revenue:
2.00%, 5/1/2012	8,580,000	8,724,830
Series A 5.00%, 5/1/2013	1,335,000	1,452,881
Series A 5.00%, 5/1/2014	7,350,000	8,168,716

		18,346,427

NEBRASKA — 0.1%
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,061,580

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

NEVADA — 1.0%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2012 (a)	$4,300,000	$4,510,098
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,049,446
Clark County, NV, School District General Obligation Series B 5.00%, 6/15/2015	3,000,000	3,318,210
Las Vegas Valley, NV, Water District General Obligation:
Series B 5.00%, 6/1/2011	750,000	755,153
Series A 5.00%, 2/1/2013	275,000	295,174
Nevada, State General Obligation Series A 5.00%, 2/1/2012	200,000	207,306

		12,135,387

NEW JERSEY — 3.2%
New Jersey, Economic Development Authority Revenue:
Series EE 5.00%, 9/1/2015	12,000,000	12,936,960
Series Y 5.00%, 9/1/2015	2,670,000	2,878,474
New Jersey, Princeton University, State Educational Facilities Authority Revenue Series K 5.00%, 7/1/2013	500,000	546,500
New Jersey, State General Obligation:
4.00%, 8/1/2012	3,780,000	3,944,354
5.00%, 8/1/2014	13,000,000	14,362,010
Series A 5.00%, 6/15/2015	220,000	235,239
5.00%, 8/1/2015	2,445,000	2,725,710
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	269,608
Union County, NJ, General Obligation 4.00%, 3/1/2013	2,000,000	2,118,420

		40,017,275

NEW MEXICO — 1.7%
Albuquerque, NM, Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	8,783,775
New Mexico, State Finance Authority Revenue 5.00%, 12/15/2012	2,500,000	2,682,950
New Mexico, State General Obligation 5.00%, 3/1/2012	500,000	520,905
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,192,581

		21,180,211

NEW YORK — 18.1%
City of New York, NY:
4.00%, 8/1/2012	500,000	522,150
Series B 4.00%, 8/1/2015	1,000,000	1,080,670
4.75%, 2/1/2012	250,000	258,790
5.00%, 8/1/2013	1,645,000	1,795,254
5.00%, 8/15/2013	685,000	748,602
5.00%, 6/1/2015	6,110,000	6,834,707
Series I-1 5.00%, 8/1/2015	5,000,000	5,609,200
5.00%, 8/1/2015	3,000,000	3,365,520
Nassau County, NY, General Obligation Series C 4.00%, 10/1/2015	6,855,000	7,301,055
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	5,000,000	5,631,650
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series BB 5.00%, 6/15/2013	5,375,000	5,830,639
New York, NY, City Transitional Finance Authority Revenue:
Series B 5.00%, 11/1/2013	1,000,000	1,099,170
Series S-2 5.00%, 1/15/2014 (a)	2,005,000	2,186,593
5.00%, 11/1/2014	5,000,000	5,615,700
Series B 5.00%, 11/1/2014	10,200,000	11,456,028
Series C 5.00%, 11/1/2015	9,865,000	11,244,522
New York, NY, General Obligation:
Series I-1 4.00%, 2/1/2013	1,040,000	1,097,543
Series C 4.00%, 8/1/2014	4,000,000	4,317,440
Series J-1 5.00%, 8/1/2012	5,000,000	5,287,200
Series K 5.00%, 8/1/2013	5,000,000	5,456,700
New York, NY, Juilliard School, City Cultural Resource Revenue Series B 2.75%, 1/1/2036 (b)	1,080,000	1,100,779
New York, State Dormitory Authority:
5.00%, 6/15/2012	380,000	400,569
5.00%, 3/15/2013	210,000	227,153
5.00%, 3/15/2013	700,000	756,749
5.00%, 10/1/2013	2,500,000	2,718,750
5.00%, 2/15/2014	1,000,000	1,107,140
5.00%, 3/15/2014	1,250,000	1,386,625
5.00%, 3/15/2014	320,000	354,976
New York, State Dormitory Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2014	3,980,000	4,415,014
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,667,100
4.00%, 8/15/2015	1,400,000	1,546,580
Series A 5.00%, 12/15/2013	2,200,000	2,434,586
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,695,700
Series A 3.00%, 3/1/2015	13,245,000	13,887,780
New York, State Local Government Assistance Corp. Revenue:
Series A 5.00%, 4/1/2013	8,520,000	9,222,900
Series C 5.00%, 4/1/2013	2,220,000	2,399,931
Series A 5.00%, 4/1/2014	1,005,000	1,119,932
Series A 5.00%, 4/1/2015	3,200,000	3,609,536
New York, State Power Authority Revenue Series C 5.00%, 11/15/2014	1,625,000	1,824,777
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,473,435
Series A 4.00%, 3/15/2013	5,000,000	5,299,100

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, General Revenue:
Series H 4.00%, 1/1/2012 (a)	$500,000	$512,890
5.00%, 4/1/2014	2,310,000	2,531,229
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	280,000	292,384
New York, State Urban Development Corp. Revenue:
Series A-1 3.50%, 12/15/2012	1,000,000	1,047,080
4.00%, 1/1/2012	150,000	153,912
4.00%, 12/15/2012	2,395,000	2,527,875
Series A-1 5.00%, 12/15/2012	3,780,000	4,053,256
5.00%, 12/15/2013	1,400,000	1,549,282
5.00%, 1/1/2014	3,695,000	4,025,037
Series A 5.00%, 1/1/2014	2,780,000	3,028,310
Series A-1 5.00%, 1/1/2015	7,390,000	8,164,915
Series A-2 5.00%, 1/1/2015	2,610,000	2,883,685
Series B 5.00%, 1/1/2016	10,000,000	11,138,700
Series D 5.00%, 1/1/2016	2,075,000	2,311,280
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1 4.00%, 11/15/2038 (b)	20,000,000	21,029,000
Series C 5.00%, 11/15/2012	1,500,000	1,603,140
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	538,650
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,281,989

		230,060,859

NORTH CAROLINA — 2.3%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	6,000,391
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	628,029
Guilford County, NC, General Obligation Series A 4.00%, 2/1/2014	6,005,000	6,501,494
Mecklenburg County, NC, General Obligation Series A 3.00%, 8/1/2014	1,970,000	2,090,426
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2013	2,670,000	2,871,585
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,905,435
North Carolina, State General Obligation Series A 5.00%, 3/1/2016	4,070,000	4,687,093
North Carolina, State Grant & Revenue Anticipation 5.00%, 3/1/2014	1,050,000	1,157,247
Wake County, NC, General Obligation 5.00%, 3/1/2013	3,000,000	3,247,920

		29,089,620

OHIO — 3.5%
Cincinnati, OH, City School District Certificates Participation 5.00%, 12/15/2011 (a)	500,000	514,365
Columbus, OH, General Obligation Series A 4.00%, 6/1/2012	10,000,000	10,411,000
Ohio, State Building Authority Revenue Series C 4.00%, 10/1/2015	3,145,000	3,375,937
Ohio, State General Obligation:
Series K 5.00%, 5/1/2012	1,150,000	1,205,901
Series A 5.00%, 6/15/2013	1,000,000	1,086,140
Series C 5.00%, 9/15/2015	10,000,000	11,319,700
Ohio, State Highway Capital Improvements, General Obligation 5.00%, 5/1/2014	1,975,000	2,190,571
Ohio, State Major New State Infrastructure Project Revenue:
5.00%, 6/15/2012	375,000	394,560
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,375,946
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,248,160
5.00%, 6/15/2015	475,000	529,611
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2012	1,250,000	1,315,025
5.00%, 6/1/2013	2,670,000	2,903,732

		43,870,648

OKLAHOMA — 0.5%
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,717,775

OREGON — 1.3%
Portland, OR, Sewer System Revenue:
Series A 5.00%, 6/15/2012 (a)	3,000,000	3,163,140
Series A 5.00%, 6/1/2014	315,000	352,680
Series A 5.00%, 3/1/2015	10,440,000	11,782,793
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,364,300

		16,662,913

PENNSYLVANIA — 3.4%
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	9,175,000	10,022,403
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,214,200
5.00%, 6/15/2015	5,000,000	5,606,900
Pennsylvania, State General Obligation:
5.00%, 5/15/2013	3,350,000	3,644,666
5.00%, 7/1/2013	2,000,000	2,184,600
5.00%, 3/15/2014	8,920,000	9,916,899
Series A 5.00%, 2/15/2015	1,000,000	1,125,590
5.50%, 1/1/2013	200,000	216,452

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	$7,110,000	$7,951,682

		42,883,392

RHODE ISLAND — 0.7%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	6,745,000	7,556,761
Rhode Island, State Economic Development Corp. Revenue Series A 5.00%, 6/15/2013 (a)	1,285,000	1,381,131

		8,937,892

SOUTH CAROLINA — 2.3%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,511,400
5.00%, 3/1/2016	5,000,000	5,747,950
South Carolina, State Public Service Authority Revenue:
Series B 5.00%, 1/1/2013	3,000,000	3,220,380
Series B 5.00%, 1/1/2014 (a)	2,500,000	2,743,075
Series E 5.00%, 1/1/2014	1,000,000	1,097,230

		29,320,035

TENNESSEE — 1.3%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	3,924,795
Murfreesboro, TN, General Obligation 5.00%, 6/1/2013	1,500,000	1,629,630
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,125,800
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,100,630
Shelby County, TN, General Obligation 5.00%, 4/1/2013	1,600,000	1,735,312
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	160,101
Tennessee, State School Bond Authority:
3.00%, 5/1/2012	4,875,000	5,010,476
3.00%, 5/1/2014	1,950,000	2,048,904
5.00%, 5/1/2013 (a)	300,000	323,967

		17,059,615

TEXAS — 6.1%
Arlington, TX, Independent School District, General Obligation 5.00%, 2/15/2014 (a)	1,640,000	1,820,613
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,486,382
Dallas, TX, General Obligation:
5.00%, 2/15/2012	150,000	156,058
5.00%, 2/15/2013	1,000,000	1,078,590
Dallas, TX, Independent School District, General Obligation 5.00%, 2/15/2013	1,000,000	1,075,880
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)	1,980,000	1,926,659
Fort Bend, TX, Independent School District, General Obligation 4.00%, 2/15/2013	1,000,000	1,058,490
Fort Worth, TX, Independent School District, General Obligation 5.00%, 2/15/2013	2,000,000	2,158,340
Houston, TX, General Obligation Series A 5.00%, 3/1/2013 (a)	2,500,000	2,691,225
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2012	12,505,000	13,354,465
Series C 5.00%, 11/15/2015	4,685,000	5,296,674
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	900,000	970,200
Lewisville, TX, Independent School District, General Obligation 5.00%, 8/15/2013 (a)	1,000,000	1,094,820
Northside, TX, Independent School District, General Obligation 1.50%, 8/1/2040 (a)(b)	1,100,000	1,108,943
Pharr, TX, San Juan Alamo Independent School District, General Obligation 5.00%, 2/1/2013 (a)	1,880,000	2,026,095
San Antonio, TX, Electric and Gas Series A 5.00%, 2/1/2014	200,000	221,260
Texas A&M University, Revenue 5.00%, 5/15/2012	3,000,000	3,151,440
Texas State University, Revenue 5.00%, 3/15/2015	400,000	450,148
Texas, State General Obligation:
5.00%, 10/1/2012	1,500,000	1,600,005
5.00%, 10/1/2015	3,495,000	3,989,787
5.00%, 10/1/2015	8,000,000	9,132,560
Texas, State Public Finance Authority Revenue:
4.00%, 7/1/2013	6,670,000	7,098,080
5.00%, 2/1/2014 (a)	1,605,000	1,761,969
Texas, State Transportation Commission Revenue Series A 5.00%, 4/1/2013	700,000	758,331
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,797,711
4.00%, 8/15/2012	200,000	209,342
Series A 5.00%, 8/15/2012	3,400,000	3,604,850
Series B 5.00%, 8/15/2012	1,000,000	1,060,250
Series A 5.00%, 8/15/2015	3,100,000	3,540,820
Series D 5.00%, 8/15/2015	1,150,000	1,313,530

		77,993,517

UTAH — 0.7%
Utah, State General Obligation:
Series A 5.00%, 7/1/2013	1,150,000	1,259,376
Series A 5.00%, 7/1/2015	6,000,000	6,864,540

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 7/1/2015	$150,000	$171,614

		8,295,530

VIRGINIA — 2.2%
Virginia, State Public Building Authority, Building Revenue Bonds:
Series A 5.00%, 8/1/2012	7,365,000	7,804,175
Series B 5.00%, 8/1/2013	5,000,000	5,465,150
Series B 5.00%, 8/1/2014	1,500,000	1,681,425
Virginia, State Public School Authority:
Series B 5.00%, 8/1/2012	1,000,000	1,058,130
Series C 5.00%, 8/1/2013	8,570,000	9,371,466
Series B 5.00%, 8/1/2014	2,025,000	2,272,739

		27,653,085

WASHINGTON — 4.0%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,490,074
Series A 5.00%, 7/1/2012	1,090,000	1,149,656
Series D 5.00%, 7/1/2012	3,850,000	4,060,710
Series D 5.00%, 7/1/2012	1,000,000	1,054,730
Series A 5.00%, 7/1/2013	4,495,000	4,890,965
Series D 5.00%, 7/1/2014	850,000	947,980
King County, WA, School District No 1 Series A 5.00%, 6/1/2013	1,250,000	1,359,425
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	7,096,292
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,244,410
Series B 5.00%, 2/1/2015	7,540,000	8,433,113
Snohomish County, WA, Public Utility Revenue 4.00%, 12/1/2013	3,625,000	3,882,556
Washington, State General Obligation:
Series D 4.50%, 1/1/2016	1,500,000	1,671,585
Series R 5.00%, 1/1/2015	10,500,000	11,765,985

		51,047,481

WISCONSIN — 2.3%
Milwaukee, WI, General Obligation 5.00%, 2/1/2015	10,575,000	11,902,691
Wisconsin, State General Obligation:
3.00%, 5/1/2013	1,000,000	1,041,960
Series C 4.00%, 5/1/2013	5,000,000	5,312,150
Series C 5.00%, 5/1/2015	10,000,000	11,263,500

		29,520,301

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,253,073,647)		1,260,365,594

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Tax Free Money Market Fund 0.04% (d)(e)(f) (Cost $12,254,143)	12,254,143	12,254,143

TOTAL INVESTMENTS — 100.2% (g)
(Cost $1,265,327,790)		1,272,619,737
OTHER ASSETS & LIABILITIES — (0.2)%		(2,024,026)

NET ASSETS — 100.0%		$1,270,595,711

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	3.86%
	National Public Finance Guarantee Corp.	1.30%
	Ambac Financial Group	0.76%
	Permanent School Fund Guaranteed	0.70%

(b)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ARIZONA — 4.4%
Arizona, Sports & Tourism Authority Revenue 4.10%, 7/1/2036 (a)	$400,000	$400,000

CALIFORNIA — 17.8%
California, East Bay Municipal Utility District, Water System Revenue Series A 0.30%, 6/1/2025 (a)(b)	400,000	400,000
California, Eastern Municipal Water District, Certificates of Participation 0.18%, 7/1/2038 (a)	400,000	400,000
California, Statewide Communities Development Authority Revenue:
5.25%, 10/1/2036 (a)	400,000	400,000
5.35%, 4/1/2033 (a)	400,000	400,000

		1,600,000

COLORADO — 5.2%
Centerra, CO, Metropolitan District No 1 0.25%, 12/1/2029 (a)	370,000	370,000
Denver, CO, City & County Airport Revenue Series C 0.24%, 11/15/2022 (a)	100,000	100,000

		470,000

ILLINOIS — 4.8%
Chicago, IL, Board of Education, General Obligation Series B 0.31%, 3/1/2032 (a)(b)	430,000	430,000

MASSACHUSETTS — 4.4%
Massachusetts, State Water Resources Authority Revenue Series B 0.24%, 8/1/2031 (a)	400,000	400,000

NEBRASKA — 1.1%
Nebraska, Central Plains Energy Project 0.25%, 8/1/2039 (a)	100,000	100,000

NEW YORK — 12.2%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 Series F-2 0.25%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.30%, 11/1/2022 (a)	400,000	400,000
New York, NY, General Obligation Series H 0.25%, 8/1/2015 (a)(b)	300,000	300,000

		1,100,000

NORTH CAROLINA — 4.4%
Charlotte, NC, Health Care Systems Revenue Series F 0.34%, 1/15/2042 (a)(b)	400,000	400,000

OHIO — 18.2%
Hancock County, OH, Hospital Revenue 0.60%, 12/1/2034 (a)(b)	375,000	375,000
Montgomery County, OH, Hospital Revenue Series A 0.34%, 8/1/2047 (a)(b)	400,000	400,000
Ohio, State Higher Educational Facility Commission Revenue 1.00%, 9/1/2036 (a)	485,000	485,000
Ohio, State University, General Receipts 0.46%, 12/1/2026 (a)(b)	380,000	380,000

		1,640,000

PENNSYLVANIA — 5.6%
Emmaus, PA, General Authority Revenue Series A 0.25%, 3/1/2030 (a)	400,000	400,000
Lower Merion, PA, School District, General Obligation Series B 0.24%, 4/1/2027 (a)	100,000	100,000

		500,000

TENNESSEE — 6.5%
Metropolitan Government Nashville & Davidson County, TN, Industrial Development Board Revenue 0.28%, 12/1/2031 (a)	187,000	187,000
Signal Mountain, TN, Health, Educational & Housing Facility Board Revenue 0.32%, 1/1/2028 (a)(b)	400,000	400,000

		587,000

TEXAS — 11.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.24%, 6/1/2024 (a)	400,000	400,000
Katy, TX, Independent School District, General Obligation Series C 0.26%, 8/15/2036 (a)	200,000	200,000
Texas, State General Obligation Series B 1.27%, 4/1/2030 (a)	400,000	400,000

		1,000,000

WASHINGTON — 2.8%
Washington, State Health Care Facilities Authority Revenue 0.70%, 12/1/2036 (a)	250,000	250,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $8,877,000)		8,877,000

	Shares
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Tax Free Money Market Fund 0.04% (c)(d)(e) (Cost $123,886)	123,886	123,886

TOTAL INVESTMENTS — 99.9% (f)
(Cost $9,000,886)		9,000,886
OTHER ASSETS & LIABILITIES — 0.1%		6,718

NET ASSETS — 100.0%		$9,007,604

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

(a)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	26.48%
	FSA	4.44%
	AMBAC	3.33%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.8%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$225,000	$201,116
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	100,000	97,735

		298,851

CALIFORNIA — 36.7%
California, State General Obligation:
5.70%, 11/1/2021	200,000	202,966
6.65%, 3/1/2022	500,000	539,215
7.30%, 10/1/2039	800,000	843,400
7.35%, 11/1/2039	200,000	212,092
7.50%, 4/1/2034	600,000	645,684
7.55%, 4/1/2039	1,025,000	1,114,165
7.63%, 3/1/2040	275,000	300,836
7.70%, 11/1/2030	1,450,000	1,502,011
7.95%, 3/1/2036	325,000	347,292
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	100,000	104,101
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	200,000	198,274
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	200,000	192,842
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue 7.49%, 8/1/2033	100,000	103,929
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	250,000	259,442
6.75%, 8/1/2049	200,000	210,422
Los Angeles, CA, Department of Airports Revenue 7.05%, 5/15/2040	100,000	103,129
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	200,000	185,512
6.17%, 7/1/2040	100,000	94,791
6.57%, 7/1/2045	250,000	258,807
6.60%, 7/1/2050	150,000	156,983
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	97,037
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	425,000	398,994
5.76%, 7/1/2029	200,000	190,940
6.76%, 7/1/2034	525,000	549,874
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	150,000	164,355
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	50,000	48,333
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	200,000	195,834
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	275,000	272,761
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	580,000	582,923
6.79%, 4/1/2030	200,000	204,088
6.91%, 10/1/2050	150,000	150,395
6.92%, 4/1/2040	350,000	357,966
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	100,000	97,803
6.00%, 11/1/2040	125,000	119,193
6.95%, 11/1/2050	200,000	212,638
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	195,000	190,626
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	105,009
University of California, Revenue:
5.77%, 5/15/2043	250,000	240,293
5.95%, 5/15/2045	150,000	135,668
6.55%, 5/15/2048	250,000	245,480
6.58%, 5/15/2049	300,000	295,581

		12,431,684

COLORADO — 0.9%
Colorado, Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	100,000	103,481
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	100,000	99,956
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	102,145

		305,582

CONNECTICUT — 0.9%
Connecticut, State General Obligation:
5.09%, 10/1/2030	200,000	189,674
5.63%, 12/1/2029	125,000	124,755

		314,429

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	100,000	99,429
5.59%, 12/1/2034	200,000	200,528
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	95,607

		395,564

GEORGIA — 3.4%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	500,000	475,000
6.66%, 4/1/2057	425,000	399,560
7.06%, 4/1/2057	175,000	164,920

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Georgia, State General Obligation 4.50%, 11/1/2025	$100,000	$99,570

		1,139,050

ILLINOIS — 5.2%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	300,000	296,124
Chicago, IL, O’Hare International Airport Revenue 6.40%, 1/1/2040	300,000	287,826
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	200,000	185,716
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	100,000	101,449
Chicago, IL, Water Revenue 6.74%, 11/1/2040	50,000	50,799
Cook County, IL, General Obligation 6.23%, 11/15/2034	100,000	95,483
Illinois, State General Obligation:
6.63%, 2/1/2035	60,000	57,397
7.35%, 7/1/2035	450,000	459,810
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	245,000	225,378

		1,759,982

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	100,000	102,582

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	75,000	66,329

KENTUCKY — 0.3%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	100,000	101,801

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	98,997

MASSACHUSETTS — 2.7%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	200,000	198,432
4.91%, 5/1/2029	200,000	180,022
5.46%, 12/1/2039	250,000	247,580
Massachusetts, State School Building Authority Revenue 5.72%, 8/15/2039	175,000	177,249
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	100,000	95,911

		899,194

MISSISSIPPI — 0.3%
Mississippi, State General Obligation 5.25%, 11/1/2034	125,000	118,460

MISSOURI — 1.0%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	130,000	129,321
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	103,689
5.96%, 11/1/2039	85,000	89,756

		322,766

NEVADA — 1.0%
Clark County, NV, Airport Revenue 6.88%, 7/1/2042	325,000	321,373
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	25,000	26,541

		347,914

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	240,000	232,853
6.10%, 12/15/2028	225,000	219,749
6.56%, 12/15/2040	265,000	264,390
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	750,000	806,542
7.41%, 1/1/2040	570,000	630,836
Rutgers University, Revenue 5.67%, 5/1/2040	100,000	98,841

		2,253,211

NEW YORK — 14.5%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	300,000	284,424
5.72%, 6/15/2042	300,000	296,829
5.75%, 6/15/2041	300,000	295,860
5.95%, 6/15/2042	150,000	152,011
6.01%, 6/15/2042	50,000	51,159
6.28%, 6/15/2042	100,000	99,373
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	250,000	243,260
5.57%, 11/1/2038	200,000	193,804
6.83%, 7/15/2040	150,000	157,639
New York, NY, General Obligation:
5.85%, 6/1/2040	200,000	195,702
5.99%, 12/1/2036	265,000	265,816
6.25%, 6/1/2035	150,000	149,896
6.27%, 12/1/2037	300,000	311,139
6.65%, 12/1/2031	100,000	103,608
New York, NY, Metropolitan Transportation Authority Revenue:
6.09%, 11/15/2040	200,000	193,962
6.67%, 11/15/2039	125,000	127,468
6.69%, 11/15/2040	100,000	102,208
6.81%, 11/15/2040	300,000	310,197
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	430,000	487,482

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.43%, 3/15/2039	$255,000	$241,901
5.60%, 3/15/2040	350,000	338,709
New York, State Urban Development Corp. Revenue 5.77%, 3/15/2039	325,000	325,010

		4,927,457

NORTH CAROLINA — 0.1%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	30,000	31,064

OHIO — 4.0%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	320,000	292,819
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	325,000	281,245
7.50%, 2/15/2050	100,000	103,673
7.83%, 2/15/2041	350,000	388,689
8.08%, 2/15/2050	100,000	113,891
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	100,000	96,660
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	100,000	94,767

		1,371,744

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	80,000	79,555

PENNSYLVANIA — 2.1%
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	165,000	161,063
5.35%, 5/1/2030	100,000	94,542
5.85%, 7/15/2030	150,000	150,474
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	175,000	157,402
5.56%, 12/1/2049	125,000	112,314
6.11%, 12/1/2039	35,000	34,399

		710,194

PUERTO RICO — 0.3%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	98,087

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	150,000	159,618

TENNESSEE — 0.4%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	150,000	145,626

TEXAS — 10.1%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	150,000	150,072
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	115,000	105,025
5.02%, 12/1/2048	125,000	110,391
6.00%, 12/1/2044	350,000	360,938
6.25%, 12/1/2034	100,000	101,349
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	175,000	173,756
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035	225,000	234,763
North, TX, Tollway Authority Revenue:
6.72%, 1/1/2049	300,000	298,011
8.91%, 2/1/2030	60,000	61,732
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	100,000	102,196
5.99%, 2/1/2039	195,000	200,618
Texas, State General Obligation:
4.63%, 4/1/2033	100,000	91,356
4.68%, 4/1/2040	150,000	132,923
5.52%, 4/1/2039	370,000	373,585
Texas, State Transportation Commission, Revenue:
5.03%, 4/1/2026	390,000	391,431
Series B 5.18%, 4/1/2030	150,000	147,417
University of Texas, Revenue:
5.13%, 8/15/2042	210,000	200,636
5.26%, 7/1/2039	200,000	194,818

		3,431,017

UTAH — 1.4%
Utah, State General Obligation:
3.54%, 7/1/2025	300,000	277,332
4.55%, 7/1/2024	100,000	101,864
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	100,000	104,269

		483,465

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	100,000	111,762
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	145,000	140,588

		252,350

WASHINGTON — 1.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	125,000	121,129
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	100,000	97,904

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

Washington, State General Obligation 5.14%, 8/1/2040	$325,000	$307,154

		526,187

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $34,060,155)		33,172,760

U.S. TREASURY OBLIGATIONS — 0.1%
Treasury Bonds 4.25%, 11/15/2040 (Cost $23,585)	25,000	23,910

	Shares
SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Institutional Liquid Reserves Fund 0.19% (a)(b)(c) (Cost $53,399)	53,399	53,399

TOTAL INVESTMENTS — 98.1% (d)
(Cost $34,137,139)		33,250,069
OTHER ASSETS & LIABILITIES — 1.9%		660,688

NET ASSETS — 100.0%		$33,910,757

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 3.6%
Commonwealth of Australia:
3.00%, 9/20/2025	AUD	14,406,990	$15,464,844
4.00%, 8/20/2015	AUD	5,439,666	5,982,103
4.00%, 8/20/2020	AUD	16,792,019	19,280,849

			40,727,796

BRAZIL — 4.8%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	46,398,018	28,127,370
6.00%, 8/15/2024	BRL	32,404,516	19,713,125
6.00%, 5/15/2035	BRL	11,746,990	7,288,493

			55,128,988

CANADA — 4.8%
Government of Canada:
2.00%, 12/1/2041	CAD	8,917,538	11,233,604
3.00%, 12/1/2036	CAD	7,097,740	10,321,774
4.00%, 12/1/2031	CAD	8,127,019	12,840,314
4.25%, 12/1/2021	CAD	6,578,778	9,061,186
4.25%, 12/1/2026	CAD	7,291,996	10,884,907

			54,341,785

CHILE — 3.8%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,006,778,180	4,244,917
3.00%, 1/1/2018	CLP	12,839,064,700	27,084,256
3.00%, 3/1/2028	CLP	3,301,473,780	6,739,699
3.00%, 1/1/2030	CLP	431,565,200	879,006
5.00%, 1/1/2016	CLP	1,726,260,800	4,021,312

			42,969,190

FRANCE — 17.2%
Republic of France:
1.00%, 7/25/2017	EUR	31,343,987	44,911,709
1.60%, 7/25/2015	EUR	25,429,248	37,887,368
1.80%, 7/25/2040	EUR	8,498,820	12,352,543
2.25%, 7/25/2020	EUR	35,940,042	55,317,324
2.50%, 7/25/2013	EUR	8,082,387	12,191,160
3.00%, 7/25/2012	EUR	4,773,414	7,191,905
3.15%, 7/25/2032	EUR	6,897,376	12,258,575
3.40%, 7/25/2029	EUR	7,852,816	14,142,762

			196,253,346

GERMANY — 4.8%
Federal Republic of Germany:
1.50%, 4/15/2016	EUR	22,958,872	34,229,529
1.75%, 4/15/2020	EUR	8,690,496	13,113,341
2.25%, 4/15/2013	EUR	5,252,889	7,866,602

			55,209,472

GREECE — 2.9%
Republic of Greece:
2.30%, 7/25/2030	EUR	24,474,450	16,542,704
2.90%, 7/25/2025	EUR	22,716,397	16,266,709

			32,809,413

ISRAEL — 4.7%
State of Israel:
4.00%, 7/30/2021	ILS	48,166,469	15,576,831
4.00%, 7/31/2024	ILS	60,994,472	19,910,474
5.00%, 4/30/2015	ILS	55,450,393	18,198,448

			53,685,753

ITALY — 4.9%
Republic of Italy:
2.15%, 9/15/2014	EUR	13,504,474	19,804,283
2.35%, 9/15/2035	EUR	4,048,163	5,140,400
2.60%, 9/15/2023	EUR	22,306,544	30,965,132

			55,909,815

JAPAN — 4.6%
Government of Japan 10 Year Bond 1.10%, 12/10/2016	JPY	4,350,696,000	53,045,105

MEXICO — 5.2%
United Mexican States:
3.50%, 12/19/2013	MXN	66,369,246	5,750,956
4.50%, 11/22/2035	MXN	243,643,003	21,382,152
5.00%, 6/16/2016	MXN	347,081,376	31,909,161

			59,042,269

POLAND — 2.7%
Republic of Poland 3.00%, 8/24/2016	PLN	84,918,338	30,437,345

SOUTH AFRICA — 4.2%
Republic of South Africa:
3.45%, 12/7/2033	ZAR	144,127,415	24,157,166
6.25%, 3/31/2013	ZAR	147,358,050	23,909,481

			48,066,647

SOUTH KOREA — 2.6%
Republic of South Korea:
2.75%, 3/10/2017	KRW	24,063,224,858	23,633,285
2.75%, 6/10/2020	KRW	6,191,940,000	6,531,886

			30,165,171

SWEDEN — 4.8%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	75,626,694	13,643,113
3.50%, 12/1/2028	SEK	33,707,488	7,406,034
4.00%, 12/1/2020	SEK	162,813,614	33,356,318

			54,405,465

TURKEY — 4.8%
Republic of Turkey:
4.00%, 4/1/2020	TRY	22,431,911	16,171,725
9.00%, 5/21/2014	TRY	49,424,865	38,929,064

			55,100,789

UNITED KINGDOM — 18.4%
United Kingdom Treasury Bond:
0.63%, 11/22/2042	GBP	700,531	1,102,112
0.75%, 11/22/2047	GBP	2,512,788	4,173,298
1.13%, 11/22/2037	GBP	12,307,861	21,595,566
1.25%, 11/22/2017	GBP	7,420,533	12,940,287
1.25%, 11/22/2027	GBP	45,615,321	78,657,893
1.25%, 11/22/2055	GBP	6,421,484	12,967,518
1.88%, 11/22/2022	GBP	22,184,495	40,547,503
2.00%, 1/26/2035	GBP	3,253,065	6,647,186
2.50%, 7/26/2016	GBP	3,806,753	6,999,000
2.50%, 4/16/2020	GBP	1,880,625	3,601,501

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 7/22/2030	GBP	8,324,951	$21,469,519

			210,701,383

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,053,165,917)			1,127,999,732

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (a)(b)(c) (Cost $1,012,650)		1,012,650	1,012,650

TOTAL INVESTMENTS — 98.9% (d)
(Cost $1,054,178,567)			1,129,012,382
OTHER ASSETS & LIABILITIES — 1.1%			12,878,907

NET ASSETS — 100.0%			$1,141,891,289

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 93.6%
AUSTRALIA — 3.2%
Commonwealth of Australia:
4.75%, 11/15/2012	AUD	930,000	$959,701
5.50%, 12/15/2013	AUD	850,000	891,307
5.75%, 4/15/2012	AUD	2,230,000	2,328,085
6.50%, 5/15/2013	AUD	2,350,000	2,506,392

			6,685,485

AUSTRIA — 2.9%
Republic of Austria:
3.80%, 10/20/2013 (a)	EUR	1,650,000	2,434,450
5.00%, 7/15/2012 (a)	EUR	2,335,000	3,453,333

			5,887,783

BELGIUM — 3.4%
Kingdom of Belgium:
4.00%, 3/28/2013	EUR	1,525,000	2,234,894
4.25%, 9/28/2013	EUR	1,350,000	1,993,451
8.00%, 12/24/2012	EUR	1,818,000	2,830,976

			7,059,321

CANADA — 4.5%
Government of Canada:
1.50%, 6/1/2012	CAD	1,100,000	1,131,392
1.75%, 3/1/2013	CAD	1,800,000	1,848,574
2.00%, 9/1/2012	CAD	2,000,000	2,067,705
2.50%, 9/1/2013	CAD	1,000,000	1,040,370
3.50%, 6/1/2013	CAD	1,500,000	1,594,572
5.25%, 6/1/2012	CAD	1,555,000	1,668,050

			9,350,663

DENMARK — 2.8%
Kingdom of Denmark:
4.00%, 11/15/2012	DKK	13,490,000	2,671,871
5.00%, 11/15/2013	DKK	15,500,000	3,165,117

			5,836,988

FRANCE — 4.6%
Republic of France:
3.75%, 1/12/2013	EUR	1,560,000	2,287,050
4.00%, 10/25/2013	EUR	1,650,000	2,451,098
4.50%, 7/12/2013	EUR	850,000	1,270,181
4.75%, 10/25/2012	EUR	1,500,000	2,225,248
5.00%, 4/25/2012	EUR	785,000	1,155,156

			9,388,733

GERMANY — 10.3%
Federal Republic of Germany:
0.75%, 9/14/2012	EUR	2,450,000	3,435,421
1.00%, 12/14/2012	EUR	1,850,000	2,595,354
3.75%, 7/4/2013	EUR	2,600,000	3,841,895
4.00%, 4/13/2012	EUR	715,000	1,041,494
4.00%, 10/11/2013	EUR	2,050,000	3,055,515
4.50%, 1/4/2013	EUR	2,450,000	3,644,550
5.00%, 7/4/2012	EUR	2,430,000	3,596,039

			21,210,268

HUNGARY — 2.4%
Hungary Government Bond 6.75%, 2/12/2013	HUF	468,250,000	2,522,096
Republic of Hungary:
5.50%, 2/12/2014	HUF	97,500,000	508,485
6.00%, 10/24/2012	HUF	113,500,000	604,397
7.25%, 6/12/2012	HUF	255,000,000	1,379,655

			5,014,633

ITALY — 9.6%
Republic of Italy:
Zero Coupon, 8/31/2012	EUR	1,825,000	2,503,227
2.25%, 11/1/2013	EUR	1,475,000	2,045,343
2.50%, 7/1/2012	EUR	1,550,000	2,207,524
3.75%, 12/15/2013	EUR	1,350,000	1,942,165
4.00%, 4/15/2012	EUR	1,100,000	1,590,716
4.25%, 10/15/2012	EUR	2,035,000	2,965,841
4.25%, 4/15/2013	EUR	600,000	874,892
4.25%, 8/1/2013	EUR	1,750,000	2,551,967
4.75%, 2/1/2013	EUR	2,110,000	3,104,192

			19,785,867

JAPAN — 21.5%
Government of Japan 2 Year Bond:
0.10%, 10/15/2012	JPY	329,250,000	3,967,383
0.20%, 8/15/2012	JPY	60,000,000	724,139
0.20%, 12/15/2012	JPY	310,000,000	3,740,808
0.20%, 2/15/2013	JPY	313,500,000	3,782,623
Government of Japan 5 Year Bond:
0.80%, 3/20/2013	JPY	325,000,000	3,967,019
0.90%, 12/20/2012	JPY	345,000,000	4,212,830
1.10%, 9/20/2012	JPY	266,000,000	3,253,153
1.00%, 6/20/2013	JPY	325,250,000	3,991,364
1.50%, 6/20/2012	JPY	485,600,000	5,952,924
Government of Japan 10 Year Bond:
1.30%, 6/20/2012	JPY	260,050,000	3,180,347
1.40%, 9/20/2013	JPY	290,500,000	3,604,738
1.40%, 12/20/2013	JPY	311,650,000	3,873,714

			44,251,042

MEXICO — 2.7%
Mexican Bonos 9.00%, 6/20/2013	MXN	40,800,000	3,641,667
United Mexican States 7.50%, 6/21/2012	MXN	22,340,000	1,932,877

			5,574,544

NETHERLANDS — 3.8%
Kingdom of the Netherlands:
1.00%, 1/15/2014	EUR	950,000	1,306,218
1.75%, 1/15/2013	EUR	3,115,000	4,418,595
5.00%, 7/15/2012	EUR	1,480,000	2,191,252

			7,916,065

POLAND — 3.2%
Poland Government Bond:
Zero Coupon, 10/25/2012	PLN	7,900,000	2,580,601
5.25%, 4/25/2013	PLN	7,175,000	2,535,906
Republic of Poland 4.75%, 4/25/2012	PLN	4,080,000	1,437,424

			6,553,931

SINGAPORE — 2.4%
Government of Singapore:
2.25%, 7/1/2013	SGD	1,900,000	1,569,835
2.50%, 10/1/2012	SGD	2,325,000	1,902,446

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

2.63%, 4/1/2012	SGD	1,890,000	$1,533,725

			5,006,006

SOUTH KOREA — 4.6%
Korea Monetary Stabilization Bond:
3.81%, 8/2/2012	KRW	1,650,000,000	1,509,428
3.99%, 2/1/2013	KRW	725,000,000	664,997
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,100,000,000	983,816
3.75%, 6/10/2013	KRW	1,750,000,000	1,597,207
4.00%, 6/10/2012	KRW	1,300,000,000	1,191,182
4.25%, 12/10/2012	KRW	3,878,750,000	3,572,410

			9,519,040

SPAIN — 4.6%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	1,250,000	1,728,196
2.75%, 4/30/2012	EUR	505,000	718,150
4.20%, 7/30/2013	EUR	1,550,000	2,243,245
5.00%, 7/30/2012	EUR	1,075,000	1,571,817
6.15%, 1/31/2013	EUR	2,095,000	3,134,806

			9,396,214

SWEDEN — 2.2%
Kingdom of Sweden 5.50%, 10/8/2012	SEK	26,915,000	4,465,354

TAIWAN — 1.6%
Government of Taiwan:
2.00%, 7/20/2012	TWD	10,000,000	345,650
2.38%, 1/16/2013	TWD	85,000,000	2,966,183

			3,311,833

UNITED KINGDOM — 3.3%
United Kingdom Treasury Bond:
4.50%, 3/7/2013	GBP	1,845,000	3,134,533
5.25%, 6/7/2012	GBP	1,595,000	2,683,210
8.00%, 9/27/2013	GBP	550,000	1,023,784

			6,841,527

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $184,791,911)			193,055,297

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.19% (b)(c)(d) (Cost $1,277,354)		1,277,354	1,277,354

TOTAL INVESTMENTS — 94.2% (e)
(Cost $186,069,265)			194,332,651
OTHER ASSETS & LIABILITIES — 5.8%			11,919,603

NET ASSETS — 100.0%			$206,252,254

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of March 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2011	for U.S. $	(Depreciation)	Counterparty

6/3/2011	56,240,000	TWD	$1,915,092	$(1,915,593)	$(501)	Royal Bank of Scotland

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.1%
AUSTRALIA — 3.6%
Commonwealth of Australia:
4.50%, 4/15/2020	AUD	2,750,000	$2,650,071
4.75%, 6/15/2016	AUD	2,000,000	2,021,556
5.25%, 3/15/2019	AUD	6,035,000	6,169,133
5.50%, 12/15/2013	AUD	4,925,000	5,164,339
5.75%, 4/15/2012	AUD	4,500,000	4,697,930
5.75%, 5/15/2021	AUD	2,500,000	2,635,867
5.75%, 7/15/2022	AUD	3,500,000	3,682,359
6.00%, 2/15/2017	AUD	6,130,000	6,557,284
6.25%, 6/15/2014	AUD	2,600,000	2,783,031
6.25%, 4/15/2015 (a)	AUD	4,750,000	5,112,433
6.50%, 5/15/2013	AUD	9,305,000	9,924,244

			51,398,247

AUSTRIA — 4.1%
Republic of Austria:
3.40%, 10/20/2014	EUR	4,250,000	6,194,620
3.50%, 9/15/2021 (b)	EUR	7,500,000	10,367,376
3.80%, 10/20/2013 (b)	EUR	6,160,000	9,088,612
3.90%, 7/15/2020	EUR	550,000	791,533
4.00%, 9/15/2016 (b)	EUR	5,200,000	7,691,170
4.15%, 3/15/2037 (b)	EUR	2,350,000	3,289,297
4.30%, 9/15/2017 (b)	EUR	1,325,000	1,976,824
4.65%, 1/15/2018	EUR	7,445,000	11,345,967
5.00%, 7/15/2012 (b)	EUR	1,750,000	2,588,151
6.25%, 7/15/2027	EUR	3,365,000	5,989,241

			59,322,791

BELGIUM — 4.1%
Kingdom of Belgium:
3.25%, 9/28/2016	EUR	1,975,000	2,744,510
3.75%, 9/28/2015	EUR	4,500,000	6,479,440
4.00%, 3/28/2019	EUR	5,770,000	8,158,893
4.00%, 3/28/2022	EUR	4,250,000	5,878,586
4.25%, 9/28/2014	EUR	2,000,000	2,950,678
5.00%, 9/28/2012	EUR	9,340,000	13,827,381
5.00%, 3/28/2035	EUR	6,025,000	8,973,990
5.50%, 9/28/2017	EUR	6,510,000	10,091,963

			59,105,441

BELGIUM — 0.4%
Kingdom of Belgium 4.25%, 9/28/2013	EUR	3,950,000	5,832,689

CANADA — 4.5%
Government of Canada:
1.50%, 12/1/2012	CAD	3,500,000	3,586,065
2.00%, 12/1/2014	CAD	2,000,000	2,026,996
2.50%, 9/1/2013	CAD	3,900,000	4,057,443
3.00%, 6/1/2014	CAD	5,500,000	5,785,078
3.25%, 6/1/2021	CAD	1,000,000	1,011,205
3.50%, 6/1/2013	CAD	2,500,000	2,657,620
3.50%, 6/1/2020	CAD	4,000,000	4,166,333
3.75%, 6/1/2019	CAD	5,625,000	6,003,990
4.00%, 6/1/2016	CAD	8,830,000	9,625,812
4.00%, 6/1/2041	CAD	1,500,000	1,615,266
5.00%, 6/1/2037	CAD	5,850,000	7,226,938
5.25%, 6/1/2012	CAD	7,155,000	7,675,177
5.25%, 6/1/2013	CAD	4,000,000	4,404,379
5.75%, 6/1/2029	CAD	3,990,000	5,201,828

			65,044,130

DENMARK — 3.3%
Kingdom of Denmark:
4.00%, 11/15/2015	DKK	32,100,000	6,431,645
4.00%, 11/15/2017	DKK	26,180,000	5,245,602
4.00%, 11/15/2019	DKK	38,150,000	7,570,736
4.50%, 11/15/2039	DKK	45,485,000	9,707,538
5.00%, 11/15/2013	DKK	76,175,000	15,555,019
7.00%, 11/10/2024	DKK	12,050,000	3,095,472

			47,606,012

FRANCE — 4.5%
Republic of France:
2.50%, 1/12/2014	EUR	1,100,000	1,572,015
2.50%, 1/15/2015	EUR	12,230,000	17,301,790
2.50%, 10/25/2020	EUR	1,100,000	1,409,576
3.50%, 4/25/2020	EUR	1,750,000	2,457,001
3.50%, 4/25/2026	EUR	700,000	932,278
3.75%, 10/25/2019	EUR	10,680,000	15,342,709
4.00%, 4/25/2013	EUR	3,840,000	5,673,366
4.00%, 4/25/2018	EUR	750,000	1,107,845
4.50%, 4/25/2041	EUR	2,850,000	4,242,369
5.00%, 4/25/2012	EUR	3,660,000	5,385,821
5.00%, 10/25/2016	EUR	1,950,000	3,038,712
5.75%, 10/25/2032	EUR	3,985,000	6,912,302

			65,375,784

GERMANY — 4.5%
Federal Republic of Germany:
2.25%, 4/10/2015	EUR	5,630,000	7,939,199
2.50%, 10/10/2014	EUR	1,800,000	2,576,348
2.50%, 1/4/2021	EUR	700,000	923,466
3.00%, 7/4/2020	EUR	3,250,000	4,493,176
3.25%, 7/4/2042	EUR	500,000	637,304
3.50%, 1/4/2016	EUR	2,000,000	2,947,783
3.50%, 7/4/2019	EUR	2,725,000	3,944,620
3.75%, 7/4/2013	EUR	2,850,000	4,211,308
4.00%, 7/4/2016	EUR	1,500,000	2,257,710
4.00%, 1/4/2037	EUR	3,500,000	5,063,107
4.25%, 7/4/2017	EUR	5,590,000	8,516,700
4.50%, 1/4/2013	EUR	8,660,000	12,882,369
5.50%, 1/4/2031	EUR	1,750,000	3,026,153
5.63%, 1/4/2028	EUR	3,115,000	5,378,506

			64,797,749

ITALY — 10.8%
Republic of Italy:
Zero Coupon, 12/31/2012	EUR	1,700,000	2,307,359
2.00%, 12/15/2012	EUR	1,250,000	1,758,620
2.50%, 7/1/2012	EUR	5,250,000	7,477,096
3.00%, 6/15/2015	EUR	5,350,000	7,388,509
3.00%, 11/1/2015	EUR	700,000	957,201
3.50%, 6/1/2014	EUR	3,500,000	4,980,558
3.75%, 12/15/2013	EUR	4,100,000	5,898,428
3.75%, 8/1/2016	EUR	6,250,000	8,806,136
3.75%, 3/1/2021	EUR	3,630,000	4,742,832
3.75%, 8/1/2021	EUR	5,000,000	6,546,663
4.00%, 4/15/2012	EUR	3,500,000	5,061,369
4.00%, 9/1/2020	EUR	2,250,000	3,026,972
4.00%, 2/1/2037	EUR	10,315,000	11,690,944

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.25%, 8/1/2013	EUR	5,000,000	$7,291,335
4.25%, 2/1/2015	EUR	2,500,000	3,623,849
4.25%, 2/1/2019	EUR	3,500,000	4,900,642
4.25%, 9/1/2019	EUR	9,900,000	13,769,513
4.25%, 3/1/2020	EUR	2,000,000	2,760,149
4.50%, 8/1/2018	EUR	1,475,000	2,109,290
4.50%, 2/1/2020	EUR	3,250,000	4,585,325
4.75%, 2/1/2013	EUR	8,720,000	12,828,698
5.00%, 3/1/2025	EUR	525,000	730,872
5.25%, 8/1/2017	EUR	6,525,000	9,782,148
5.25%, 11/1/2029	EUR	5,000,000	6,980,836
5.75%, 2/1/2033	EUR	1,500,000	2,179,567
6.00%, 5/1/2031	EUR	2,750,000	4,118,803
6.50%, 11/1/2027	EUR	6,135,000	9,707,215

			156,010,929

JAPAN — 22.5%
Government of Japan 2 Year Bond 0.10%, 10/15/2012	JPY	625,000,000	7,531,099
Government of Japan 5 Year Bond:
0.50%, 12/20/2014	JPY	415,000,000	5,032,521
0.60%, 12/20/2015	JPY	289,750,000	3,517,330
1.50%, 6/20/2013	JPY	441,250,000	5,473,465
Government of Japan 10 Year Bond:
1.00%, 9/20/2020	JPY	754,000,000	8,955,251
1.20%, 12/20/2020	JPY	598,250,000	7,212,103
1.30%, 6/20/2012	JPY	3,056,100,000	37,375,351
1.30%, 12/20/2019	JPY	347,000,000	4,267,677
1.30%, 3/20/2020	JPY	600,000,000	7,359,027
1.40%, 12/20/2013	JPY	975,000,000	12,118,951
1.50%, 9/20/2014	JPY	5,082,200,000	63,740,035
1.50%, 9/20/2015	JPY	625,000,000	7,889,599
1.60%, 12/20/2015	JPY	409,500,000	5,200,867
1.70%, 12/20/2016	JPY	1,250,100,000	16,015,609
1.70%, 9/20/2017	JPY	948,000,000	12,152,976
1.90%, 6/20/2016	JPY	202,600,000	2,616,349
Government of Japan 20 Year Bond:
1.80%, 9/20/2030	JPY	251,350,000	2,911,608
1.90%, 3/20/2029	JPY	804,300,000	9,598,983
1.90%, 9/20/2030	JPY	191,000,000	2,249,343
2.10%, 9/20/2029	JPY	457,750,000	5,607,802
2.30%, 6/20/2027	JPY	2,216,200,000	28,413,486
2.60%, 3/20/2019	JPY	1,228,300,000	16,726,088
2.90%, 9/20/2019	JPY	2,266,200,000	31,477,513
Government of Japan 30 Year Bond:
2.30%, 3/20/2039	JPY	287,500,000	3,566,863
2.30%, 3/20/2040	JPY	268,250,000	3,331,110
2.40%, 3/20/2037	JPY	1,032,700,000	13,077,735

			323,418,741

MEXICO — 3.3%
Mexican Bonos:
7.50%, 6/3/2027	MXN	31,750,000	2,515,255
9.50%, 12/18/2014	MXN	64,750,000	5,954,461
10.00%, 11/20/2036	MXN	45,000,000	4,372,924
United Mexican States:
7.25%, 12/15/2016	MXN	69,850,000	5,931,318
8.50%, 12/13/2018	MXN	48,250,000	4,339,451
8.50%, 5/31/2029	MXN	23,900,000	2,059,620
9.00%, 12/20/2012	MXN	140,691,000	12,492,607
10.00%, 12/5/2024	MXN	95,720,000	9,497,038

			47,162,674

NETHERLANDS — 4.7%
Kingdom of the Netherlands:
1.75%, 1/15/2013	EUR	7,525,000	10,674,135
3.25%, 7/15/2015	EUR	5,850,000	8,509,278
3.50%, 7/15/2020	EUR	6,730,000	9,521,891
3.75%, 7/15/2014	EUR	6,625,000	9,821,786
3.75%, 1/15/2023	EUR	3,375,000	4,802,107
3.75%, 1/15/2042	EUR	1,700,000	2,349,987
4.00%, 7/15/2018	EUR	2,610,000	3,865,709
4.00%, 1/15/2037	EUR	2,970,000	4,264,587
4.50%, 7/15/2017	EUR	6,080,000	9,282,571
5.50%, 1/15/2028	EUR	2,430,000	4,117,750

			67,209,801

POLAND — 3.3%
Poland Government Bond:
5.25%, 4/25/2013	PLN	17,123,000	6,051,892
5.25%, 10/25/2017	PLN	16,100,000	5,453,475
5.75%, 4/25/2029	PLN	2,500,000	808,300
Republic of Poland:
Zero Coupon, 7/25/2012	PLN	16,250,000	5,383,468
Zero Coupon, 1/25/2013	PLN	1,400,000	451,129
4.75%, 4/25/2012	PLN	7,315,000	2,577,146
5.00%, 10/24/2013	PLN	15,600,000	5,474,509
5.50%, 10/25/2019	PLN	7,675,000	2,576,555
5.75%, 4/25/2014	PLN	15,000,000	5,341,640
5.75%, 9/23/2022	PLN	20,760,000	6,929,977
6.25%, 10/24/2015	PLN	18,715,000	6,736,484

			47,784,575

SOUTH AFRICA — 3.1%
Republic of South Africa:
6.75%, 3/31/2021	ZAR	14,500,000	1,872,222
7.50%, 1/15/2014	ZAR	25,350,000	3,788,495
8.25%, 9/15/2017	ZAR	28,850,000	4,223,749
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	27,500,000	2,938,158
7.25%, 1/15/2020	ZAR	88,285,000	11,928,666
10.50%, 12/21/2026	ZAR	51,600,000	8,591,794
13.50%, 9/15/2015	ZAR	59,725,000	10,684,576

			44,027,660

SPAIN — 4.6%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	3,125,000	4,320,490
3.15%, 1/31/2016	EUR	5,510,000	7,432,736
3.30%, 10/31/2014	EUR	3,500,000	4,883,854
3.80%, 1/31/2017	EUR	2,000,000	2,724,331
4.00%, 4/30/2020	EUR	2,400,000	3,148,699
4.20%, 1/31/2037	EUR	5,635,000	6,115,981
4.40%, 1/31/2015	EUR	2,500,000	3,608,345
4.60%, 7/30/2019	EUR	6,620,000	9,118,931
4.65%, 7/30/2025	EUR	2,500,000	3,196,735
4.70%, 7/30/2041	EUR	600,000	696,707
5.00%, 7/30/2012	EUR	2,850,000	4,167,143
5.50%, 4/30/2021	EUR	425,000	613,576

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

6.00%, 1/31/2029	EUR	3,500,000	$5,008,025
6.15%, 1/31/2013	EUR	7,670,000	11,476,831

			66,512,384

SWEDEN — 3.2%
Kingdom of Sweden:
3.75%, 8/12/2017	SEK	18,385,000	2,998,972
4.25%, 3/12/2019	SEK	126,905,000	21,444,539
4.50%, 8/12/2015	SEK	32,850,000	5,521,345
5.00%, 12/1/2020	SEK	25,750,000	4,627,195
5.50%, 10/8/2012	SEK	24,775,000	4,110,316
6.75%, 5/5/2014	SEK	40,000,000	7,071,841

			45,774,208

TAIWAN — 2.4%
Government of Taiwan:
1.38%, 9/9/2019	TWD	400,000,000	13,509,938
2.00%, 7/20/2014	TWD	365,000,000	12,804,138
2.00%, 7/20/2015	TWD	30,000,000	1,060,003
2.13%, 8/13/2029	TWD	170,000,000	6,101,934
2.38%, 9/21/2017	TWD	50,000,000	1,818,011

			35,294,024

UNITED KINGDOM — 10.2%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	2,750,000	4,282,083
2.25%, 3/7/2014	GBP	6,175,000	10,017,783
2.75%, 1/22/2015	GBP	6,550,000	10,686,312
3.75%, 9/7/2020	GBP	10,050,000	16,186,968
4.25%, 12/7/2046	GBP	2,075,000	3,293,757
4.25%, 12/7/2049	GBP	1,250,000	1,987,297
4.25%, 12/7/2055	GBP	1,500,000	2,395,961
4.50%, 3/7/2013	GBP	6,425,000	10,915,651
4.50%, 3/7/2019	GBP	5,950,000	10,238,273
4.50%, 9/7/2034	GBP	1,500,000	2,448,329
4.75%, 9/7/2015	GBP	7,390,000	12,987,849
4.75%, 12/7/2030	GBP	4,650,000	7,885,061
4.75%, 12/7/2038	GBP	17,814,000	30,434,427
5.00%, 3/7/2018	GBP	4,750,000	8,477,058
5.00%, 3/7/2025	GBP	8,225,000	14,471,306

			146,708,115

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,305,588,772)			1,398,385,954

	Shares
SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		2,376,600	2,376,600
State Street Institutional Liquid Reserves Fund 0.19% (d)(e)		18,466,668	18,466,668

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $20,843,268)			20,843,268

TOTAL INVESTMENTS — 98.6% (g)
(Cost $1,326,432,040)			1,419,229,222
OTHER ASSETS & LIABILITIES — 1.4%			20,472,233

NET ASSETS — 100.0%			$1,439,701,455

(a)	Security, or portion thereof, was on loan at March 31, 2011.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 2.4% of net assets as of March 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2011	for U.S. $	(Depreciation)	Counterparty

6/3/2011	263,000,000	TWD	$8,955,711	$(8,985,638)	$(29,926)	BNP Paribas

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TWD — Taiwan Dollar
ZAR — South African Rand

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.0%
AUSTRALIA — 3.4%
Australia & New Zealand Banking Group, Ltd.:
3.75%, 3/10/2017	EUR	50,000	$69,666
5.25%, 5/20/2013	EUR	50,000	74,400
BHP Billion Finance, Ltd. 4.75%, 4/4/2012	EUR	50,000	72,904
Commonwealth Bank of Australia 4.25%, 11/10/2016	EUR	50,000	71,905
National Australia Bank, Ltd.:
3.50%, 1/23/2015	EUR	50,000	70,685
4.00%, 7/13/2020	EUR	50,000	67,670
4.88%, 1/21/2013	EUR	50,000	73,729
6.25%, 4/1/2013	AUD	80,000	83,235
Telstra Corp., Ltd. 4.75%, 3/21/2017	EUR	50,000	73,833
Westpac Banking Corp. 4.25%, 9/22/2016	EUR	100,000	143,166

			801,193

AUSTRIA — 0.6%
Erste Group Bank AG 4.75%, 9/18/2013	EUR	50,000	73,253
OMV AG 6.25%, 4/7/2014	EUR	50,000	76,715

			149,968

BELGIUM — 0.3%
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	50,000	73,031

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	50,000	76,740

DENMARK — 0.6%
Carlsberg Breweries A/S 3.38%, 10/13/2017	EUR	50,000	67,451
Danske Bank A/S 4.75%, 6/4/2014	EUR	50,000	73,149

			140,600

FINLAND — 0.3%
Nokia OYJ 5.50%, 2/4/2014	EUR	50,000	74,982

FRANCE — 11.6%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	50,000	75,270
AXA SA 6.00%, 6/18/2013	EUR	50,000	75,676
Banque Federative du Credit Mutuel:
4.25%, 2/5/2014	EUR	50,000	72,239
4.38%, 5/31/2016	EUR	50,000	71,521
BNP Paribas:
2.88%, 7/13/2015	EUR	50,000	68,886
3.25%, 3/27/2012	EUR	—	—
3.75%, 11/25/2020	EUR	50,000	67,102
5.00%, 12/16/2013	EUR	50,000	74,719
Bouygues SA 6.13%, 7/3/2015	EUR	50,000	78,328
Caisse Centrale du Credit Immobilier de France 5.88%, 4/25/2012	EUR	50,000	73,271
Carrefour SA:
5.13%, 10/10/2014	EUR	50,000	75,204
5.38%, 6/12/2015	EUR	50,000	75,658
Cie de St-Gobain 4.75%, 4/11/2017	EUR	50,000	72,639
Credit Agricole SA/London 6.00%, 6/24/2013	EUR	50,000	75,635
Credit Mutuel Arkea 5.00%, 6/28/2017	EUR	50,000	72,950
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	50,000	72,510
France Telecom SA:
3.88%, 4/9/2020	EUR	50,000	68,985
4.75%, 2/21/2017	EUR	50,000	74,594
5.00%, 1/22/2014	EUR	50,000	74,658
7.25%, 1/28/2013	EUR	50,000	76,891
8.13%, 1/28/2033	EUR	50,000	93,582
GDF Suez:
3.50%, 10/18/2022	EUR	50,000	65,002
4.75%, 2/19/2013	EUR	50,000	73,734
5.63%, 1/18/2016	EUR	50,000	77,669
6.38%, 1/18/2021	EUR	50,000	82,416
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	50,000	77,765
HSBC France 5.75%, 6/19/2013	EUR	50,000	75,334
Lafarge SA 5.38%, 11/29/2018	EUR	50,000	70,275
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	50,000	73,507
Sanofi-Aventis SA:
3.50%, 5/17/2013	EUR	50,000	72,045
4.50%, 5/18/2016	EUR	50,000	73,882
Societe Generale:
3.00%, 3/31/2015	EUR	50,000	69,399
3.13%, 9/21/2017	EUR	50,000	66,335
3.75%, 8/21/2014	EUR	50,000	71,603
5.25%, 3/28/2013	EUR	50,000	74,120
Suez Environnement Co. 4.88%, 4/8/2014	EUR	50,000	74,342
Total Capital SA 4.75%, 12/10/2013	EUR	50,000	74,422
Veolia Environnement 5.25%, 4/24/2014	EUR	50,000	75,076

			2,737,244

GERMANY — 5.0%
BASF SE 3.75%, 10/8/2012	EUR	50,000	72,608
Bayer AG 6.00%, 4/10/2012	EUR	50,000	73,730
BPCE SA 3.75%, 7/21/2017	EUR	50,000	68,167
Commerzbank AG:
3.88%, 3/22/2017	EUR	50,000	67,960
5.00%, 2/6/2014	EUR	50,000	73,997
Daimler AG:
3.00%, 7/19/2013	EUR	50,000	71,269

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

4.63%, 9/2/2014	EUR	50,000	$73,901
Deutsche Bank AG:
4.88%, 9/24/2012	EUR	100,000	146,894
5.13%, 8/31/2017	EUR	100,000	150,596
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	50,000	74,294
Merck Financial Services GmbH 3.38%, 3/24/2015	EUR	50,000	70,901
Metro AG 7.63%, 3/5/2015	EUR	50,000	81,254
Volkswagen Financial Services AG 6.88%, 1/15/2014	EUR	50,000	77,882
Volkswagen Leasing GmbH 2.75%, 7/13/2015	EUR	50,000	68,876

			1,172,329

HONG KONG — 0.3%
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	50,000	72,561

IRELAND — 2.7%
GE Capital European Funding:
3.50%, 2/14/2013	EUR	50,000	71,784
4.25%, 2/6/2014	EUR	60,000	87,147
4.25%, 3/1/2017	EUR	50,000	71,298
4.75%, 7/30/2014	EUR	80,000	117,942
4.88%, 3/6/2013	EUR	50,000	73,571
5.25%, 5/18/2015	EUR	50,000	75,013
5.38%, 1/23/2020	EUR	100,000	146,944

			643,699

ITALY — 7.7%
A2A SpA 4.50%, 11/2/2016	EUR	50,000	70,935
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	50,000	70,440
Atlantia SpA:
3.38%, 9/18/2017	EUR	50,000	66,756
5.63%, 5/6/2016	EUR	100,000	150,879
Banca Monte dei Paschi di Siena SpA 5.00%, 10/25/2012	EUR	50,000	72,576
Banco Popolare SC 3.75%, 8/7/2012	EUR	50,000	71,216
Enel SpA 5.25%, 6/20/2017	EUR	50,000	75,094
ENI SpA:
4.13%, 9/16/2019	EUR	50,000	69,336
4.63%, 4/30/2013	EUR	50,000	73,304
4.75%, 11/14/2017	EUR	50,000	73,213
5.00%, 1/28/2016	EUR	50,000	74,410
Intesa Sanpaolo SpA:
3.38%, 1/19/2015	EUR	50,000	69,166
3.75%, 11/23/2016	EUR	50,000	68,059
4.13%, 4/14/2020	EUR	50,000	65,792
4.75%, 6/15/2017	EUR	50,000	70,329
5.38%, 12/19/2013	EUR	50,000	73,813
Mediobanca SpA 4.88%, 12/20/2012	EUR	50,000	72,863
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	50,000	68,785
6.38%, 6/24/2019	GBP	50,000	81,673
7.38%, 12/15/2017	GBP	50,000	87,702
UniCredit SpA:
4.38%, 2/10/2014	EUR	50,000	71,768
4.88%, 2/12/2013	EUR	100,000	144,603
5.25%, 1/14/2014	EUR	50,000	72,996

			1,815,708

JAPAN — 0.3%
The Tokyo Electric Power Co., Inc. 4.50%, 3/24/2014	EUR	50,000	65,654

LUXEMBOURG — 1.9%
ArcelorMittal:
8.25%, 6/3/2013	EUR	50,000	78,119
9.38%, 6/3/2016	EUR	50,000	85,767
Enel Finance International SA 5.00%, 9/14/2022	EUR	100,000	142,584
Glencore Finance Europe SA 5.25%, 3/22/2017	EUR	50,000	71,753
Novartis Finance SA 4.25%, 6/15/2016	EUR	50,000	73,661

			451,884

NETHERLANDS — 21.8%
ABN Amro Bank NV:
2.75%, 10/29/2013	EUR	50,000	69,950
3.63%, 10/6/2017	EUR	50,000	67,118
Allianz Finance II BV:
4.75%, 7/22/2019	EUR	50,000	73,504
5.00%, 3/6/2013	EUR	50,000	73,995
BASF Finance Europe NV:
5.13%, 6/9/2015	EUR	50,000	75,769
6.00%, 12/4/2013	EUR	50,000	76,562
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	50,000	74,272
BMW Finance NV:
3.88%, 1/18/2017	EUR	50,000	71,187
4.00%, 9/17/2014	EUR	100,000	145,209
4.88%, 10/18/2012	EUR	50,000	73,298
8.88%, 9/19/2013	EUR	50,000	80,674
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/18/2016	EUR	150,000	210,584
4.00%, 9/10/2015	GBP	70,000	115,155
4.13%, 7/14/2025	EUR	260,000	341,888
4.25%, 4/25/2013	EUR	50,000	73,489
4.25%, 4/22/2014	EUR	100,000	146,824
4.38%, 1/22/2014	EUR	100,000	146,817
Daimler International Finance BV 7.88%, 1/16/2014	EUR	50,000	79,748
Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	50,000	72,458
4.25%, 7/13/2022	EUR	50,000	68,154
4.50%, 10/25/2013	EUR	50,000	73,663
6.00%, 1/20/2017	EUR	50,000	78,785
8.13%, 5/29/2012	EUR	50,000	75,775
Diageo Capital BV 5.50%, 7/1/2013	EUR	50,000	74,843
E.ON International Finance BV:
5.13%, 10/2/2012	EUR	50,000	73,912
5.13%, 5/7/2013	EUR	50,000	74,538
5.25%, 9/8/2015	EUR	50,000	76,194
5.50%, 10/2/2017	EUR	50,000	77,272

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

5.88%, 10/30/2037	GBP	50,000	$84,380
6.00%, 10/30/2019	GBP	50,000	88,811
EADS Finance BV 4.63%, 8/12/2016	EUR	50,000	73,685
EDP Finance BV 5.50%, 2/18/2014	EUR	50,000	71,198
Fortis Bank Nederland NV 4.00%, 2/3/2015	EUR	50,000	71,163
Generali Finance BV 4.75%, 5/12/2014	EUR	50,000	73,558
ING Bank NV:
2.25%, 9/23/2013	EUR	50,000	69,537
3.38%, 3/3/2015	EUR	50,000	70,172
ING Groep NV 4.75%, 5/31/2017	EUR	50,000	71,627
KBC Internationale Financieringsmaatschappij NV 4.50%, 9/17/2014	EUR	50,000	70,778
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	50,000	66,456
4.75%, 1/17/2017	EUR	50,000	73,626
Linde Finance BV 4.75%, 4/24/2017	EUR	50,000	74,739
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	50,000	71,588
Portugal Telecom International Finance BV 6.00%, 4/30/2013	EUR	50,000	73,137
Repsol International Finance BV 6.50%, 3/27/2014	EUR	50,000	76,548
Royal Bank Of Scotland NV 4.25%, 5/11/2016	EUR	50,000	68,547
RWE Finance BV:
5.00%, 2/10/2015	EUR	50,000	75,025
5.75%, 11/20/2013	EUR	50,000	75,912
6.13%, 7/6/2039	GBP	50,000	85,662
6.50%, 8/10/2021	EUR	50,000	82,441
Schlumberger Finance BV 4.50%, 3/25/2014	EUR	50,000	74,050
Shell International Finance BV:
3.00%, 5/14/2013	EUR	50,000	71,835
4.38%, 5/14/2018	EUR	50,000	73,936
4.50%, 2/9/2016	EUR	50,000	74,528
Siemens Financieringsmaatschappij NV:
4.13%, 2/20/2013	EUR	50,000	73,173
5.13%, 2/20/2017	EUR	50,000	76,115
5.38%, 6/11/2014	EUR	50,000	76,171
Telefonica Europe BV 5.13%, 2/14/2013	EUR	50,000	73,748
ThyssenKrupp Finance Nederland BV 6.75%, 2/25/2013	EUR	50,000	75,646
Volkswagen International Finance NV:
4.88%, 5/22/2013	EUR	50,000	74,260
7.00%, 2/9/2016	EUR	50,000	81,318

			5,135,007

NORWAY — 1.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	50,000	67,807
4.50%, 5/29/2014	EUR	50,000	73,672
5.88%, 6/20/2013	EUR	50,000	75,525
Statoil ASA:
4.38%, 3/11/2015	EUR	50,000	74,106
5.63%, 3/11/2021	EUR	50,000	79,845

			370,955

PORTUGAL — 0.3%
Banco Espirito Santo SA 5.63%, 6/5/2014	EUR	50,000	62,919

SPAIN — 5.1%
Abertis Infraestructuras SA 4.63%, 10/14/2016	EUR	50,000	67,508
BBVA Senior Finance SAU:
2.75%, 9/10/2012	EUR	100,000	140,341
3.25%, 4/23/2015	EUR	50,000	67,209
Caja Ahorros Barcelona 3.75%, 11/5/2013	EUR	50,000	69,775
Gas Natural Capital Markets SA 5.25%, 7/9/2014	EUR	50,000	73,223
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	50,000	66,273
4.88%, 3/4/2014	EUR	50,000	73,170
Santander International Debt SA Unipersonal:
3.50%, 8/12/2014	EUR	50,000	68,889
3.75%, 2/28/2013	EUR	100,000	141,744
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	50,000	69,447
4.38%, 2/2/2016	EUR	50,000	71,228
4.69%, 11/11/2019	EUR	50,000	69,850
5.43%, 2/3/2014	EUR	100,000	148,902
5.50%, 4/1/2016	EUR	50,000	74,594

			1,202,153

SWEDEN — 2.8%
Akzo Nobel Sweden Finance AB 7.75%, 1/31/2014	EUR	50,000	79,027
Nordea Bank AB:
2.75%, 8/11/2015	EUR	50,000	68,159
3.00%, 8/6/2012	EUR	50,000	71,501
4.00%, 6/29/2020	EUR	50,000	67,952
4.50%, 5/12/2014	EUR	50,000	73,384
Skandinaviska Enskilda Banken AB 4.38%, 5/29/2012	EUR	50,000	72,466
Svenska Handelsbanken AB:
3.00%, 8/20/2012	EUR	50,000	71,500
4.88%, 3/25/2014	EUR	50,000	74,567
Swedbank AB 3.13%, 3/4/2013	EUR	50,000	70,963

			649,519

SWITZERLAND — 0.4%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	70,000	86,181

UNITED KINGDOM — 14.7%
Abbey National Treasury Services PLC/London 3.38%, 10/20/2015	EUR	50,000	67,438
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	50,000	76,803
Bank of Scotland PLC 5.63%, 5/23/2013	EUR	50,000	73,227

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

Barclays Bank PLC:
4.88%, 8/13/2019	EUR	100,000	$140,747
5.25%, 5/27/2014	EUR	50,000	74,266
5.75%, 8/17/2021	GBP	50,000	80,898
BAT International Finance PLC 5.38%, 6/29/2017	EUR	50,000	75,861
BP Capital Markets PLC 3.10%, 10/7/2014	EUR	50,000	70,288
British Telecommunications PLC 5.25%, 1/22/2013	EUR	50,000	73,939
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	50,000	68,540
Credit Suisse AG/London:
5.13%, 3/30/2012	EUR	—	—
5.13%, 9/18/2017	EUR	50,000	74,255
6.13%, 8/5/2013	EUR	50,000	75,736
Credit Suisse/London:
3.88%, 1/25/2017	EUR	50,000	69,876
4.75%, 8/5/2019	EUR	50,000	71,979
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	50,000	72,350
5.13%, 12/13/2012	EUR	—	—
5.25%, 12/19/2033	GBP	50,000	79,291
5.25%, 4/10/2042	GBP	50,000	78,629
HSBC Bank PLC 3.13%, 11/15/2017	EUR	50,000	66,753
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	73,225
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	50,000	84,131
9.00%, 2/17/2022	GBP	50,000	101,693
Lloyds TSB Bank PLC:
3.25%, 11/26/2012	EUR	50,000	71,008
3.75%, 9/7/2015	EUR	50,000	68,101
5.38%, 9/3/2019	EUR	50,000	69,955
6.38%, 6/17/2016	EUR	50,000	75,520
Morgan Stanley 4.50%, 10/29/2014	EUR	50,000	71,294
Nationwide Building Society 3.75%, 1/20/2015	EUR	50,000	69,332
Royal Bank of Scotland Group PLC 5.25%, 5/15/2013	EUR	100,000	145,493
Standard Chartered PLC 5.75%, 4/30/2014	EUR	50,000	75,767
Tesco PLC:
5.63%, 9/12/2012	EUR	50,000	74,142
5.88%, 9/12/2016	EUR	50,000	78,589
The Royal Bank of Scotland Group PLC 5.38%, 9/30/2019	EUR	50,000	68,586
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	50,000	69,130
6.63%, 9/17/2018	GBP	100,000	168,361
UBS AG/London:
3.50%, 7/15/2015	EUR	50,000	70,258
4.63%, 7/6/2012	EUR	50,000	72,671
4.88%, 1/21/2013	EUR	70,000	102,650
6.00%, 4/18/2018	EUR	50,000	77,854
6.25%, 9/3/2013	EUR	50,000	75,794
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	50,000	86,659
Vodafone Group PLC:
4.65%, 1/20/2022	EUR	50,000	71,485
6.25%, 1/15/2016	EUR	50,000	78,958
6.88%, 12/4/2013	EUR	50,000	77,883

			3,469,415

UNITED STATES — 15.3%
AT&T, Inc.:
5.88%, 4/28/2017	GBP	50,000	86,773
6.13%, 4/2/2015	EUR	50,000	77,838
Bank of America Corp.:
4.63%, 8/7/2017	EUR	50,000	69,102
4.75%, 4/3/2017	EUR	50,000	69,731
5.13%, 9/26/2014	EUR	50,000	73,301
7.00%, 6/15/2016	EUR	50,000	77,777
7.00%, 7/31/2028	GBP	50,000	85,457
BMW US Capital LLC 5.00%, 5/28/2015	EUR	50,000	75,189
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	50,000	68,448
4.38%, 1/30/2017	EUR	50,000	69,529
5.00%, 8/2/2019	EUR	50,000	69,452
6.40%, 3/27/2013	EUR	50,000	74,683
6.80%, 6/25/2038	GBP	50,000	86,727
7.38%, 6/16/2014	EUR	50,000	77,819
7.38%, 9/4/2019	EUR	50,000	80,181
HSBC Finance Corp.:
3.38%, 6/8/2012	EUR	50,000	71,679
4.88%, 5/30/2017	EUR	50,000	72,405
Johnson & Johnson 4.75%, 11/6/2019	EUR	50,000	75,886
JPMorgan Chase & Co.:
3.88%, 9/23/2020	EUR	50,000	65,791
5.25%, 5/8/2013	EUR	50,000	74,138
5.25%, 1/14/2015	EUR	50,000	75,170
Kraft Foods, Inc. 5.75%, 3/20/2012	EUR	—	—
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	50,000	76,080
Merrill Lynch & Co., Inc.:
6.75%, 5/21/2013	EUR	50,000	75,421
7.75%, 4/30/2018	GBP	50,000	89,547
Morgan Stanley:
5.38%, 8/10/2020	EUR	50,000	69,200
5.50%, 10/2/2017	EUR	50,000	71,746
Pfizer, Inc.:
3.63%, 6/3/2013	EUR	50,000	72,304
5.75%, 6/3/2021	EUR	50,000	79,206
6.50%, 6/3/2038	GBP	50,000	92,631
Philip Morris International, Inc. 4.25%, 3/23/2012	EUR	—	—
Roche Holdings, Inc.:
4.63%, 3/4/2013	EUR	150,000	220,730
5.63%, 3/4/2016	EUR	50,000	77,591
6.50%, 3/4/2021	EUR	50,000	84,440
The Goldman Sachs Group, Inc.:
4.00%, 2/2/2015	EUR	80,000	113,089
4.75%, 1/28/2014	EUR	50,000	72,599
5.13%, 10/16/2014	EUR	50,000	73,407
5.13%, 10/23/2019	EUR	50,000	69,787
5.38%, 2/15/2013	EUR	50,000	73,425

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

The Procter & Gamble Co.:
4.50%, 5/12/2014	EUR	50,000	$74,191
5.13%, 10/24/2017	EUR	50,000	77,036
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	50,000	79,802
Wal-Mart Stores, Inc. 5.25%, 9/28/2035	GBP	100,000	160,107
Wells Fargo Bank NA 6.00%, 5/23/2013	EUR	100,000	151,029
Zurich Finance USA, Inc. 4.50%, 9/17/2014	EUR	50,000	72,805

			3,603,249

TOTAL CORPORATE BONDS & NOTES —
(Cost $21,844,596)			22,854,991

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.19% (a)(b)(c) (Cost $26,366)		26,366	26,366

TOTAL INVESTMENTS — 97.1% (d)
(Cost $21,870,962)			22,881,357
OTHER ASSETS & LIABILITIES — 2.9%			671,538

NET ASSETS — 100.0%			$23,552,895

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/	Counterparty
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)

4/6/2011	41,700,000	JPY	357,063	EUR	3,548	UBS AG London
4/6/2011	263,119	EUR	29,750,000	JPY	(14,423)	Societe Generale
4/6/2011	105,605	EUR	11,950,000	JPY	(5,673)	UBS AG London
5/6/2011	357,326	EUR	41,700,000	JPY	(3,563)	UBS AG London
5/6/2011	85,090	EUR	10,000,000	JPY	(4)	Citibank N.A.

					(20,115)

EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.7%
BRAZIL — 10.3%
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/1/2013	BRL	400,000	$236,300
10.00%, 1/1/2014	BRL	600,000	345,582
10.00%, 1/1/2017	BRL	550,000	300,648
10.00%, 1/1/2021	BRL	140,000	73,187

			955,717

CHILE — 1.6%
Chile Government International Bond 5.50%, 1/15/2013	USD	140,000	149,604

COLOMBIA — 4.6%
Colombia Government International Bond:
7.75%, 4/14/2021	COP	95,000,000	54,751
12.00%, 10/22/2015	COP	540,000,000	368,060

			422,811

CZECH REPUBLIC — 4.6%
Czech Republic Government Bond:
3.40%, 9/1/2015	CZK	2,000,000	117,142
4.00%, 4/11/2017	CZK	1,400,000	82,987
5.00%, 4/11/2019	CZK	1,900,000	118,320
5.70%, 5/25/2024	CZK	1,600,000	106,069

			424,518

EGYPT — 3.1%
Egypt Government International Bond:
5.75%, 4/29/2020	USD	100,000	96,880
8.75%, 7/11/2011	USD	190,000	192,850

			289,730

HUNGARY — 4.1%
Hungary Government Bond:
6.75%, 2/12/2013	HUF	24,500,000	131,962
6.75%, 2/24/2017	HUF	14,000,000	73,798
7.50%, 11/12/2020	HUF	14,000,000	76,043
8.00%, 2/12/2015	HUF	18,000,000	100,270

			382,073

INDONESIA — 4.5%
Indonesia Treasury Bond:
7.38%, 9/15/2016	IDR	700,000,000	79,079
9.75%, 5/15/2037	IDR	250,000,000	28,825
10.00%, 9/15/2024	IDR	700,000,000	88,195
10.00%, 2/15/2028	IDR	700,000,000	85,930
11.00%, 12/15/2012	IDR	400,000,000	49,289
11.00%, 11/15/2020	IDR	650,000,000	89,368

			420,686

ISRAEL — 4.1%
Israel Government Bond — Fixed:
4.50%, 1/30/2015	ILS	450,000	129,765
5.00%, 3/31/2013	ILS	400,000	117,486
6.00%, 2/28/2019	ILS	350,000	106,216
6.25%, 10/30/2026	ILS	100,000	30,615

			384,082

MALAYSIA — 6.2%
Malaysia Government Bond:
3.50%, 5/31/2027	MYR	150,000	43,993
3.70%, 2/25/2013	MYR	330,000	110,047
3.74%, 2/27/2015	MYR	600,000	199,716
4.38%, 11/29/2019	MYR	340,000	115,143
5.09%, 4/30/2014	MYR	300,000	103,879

			572,778

MEXICO — 8.5%
Mexican Bonos:
7.50%, 6/3/2027	MXN	1,320,000	104,571
7.75%, 12/14/2017	MXN	1,200,000	104,024
8.00%, 6/11/2020	MXN	900,000	78,071
9.00%, 6/20/2013	MXN	2,600,000	232,067
9.50%, 12/18/2014	MXN	2,100,000	193,118
10.00%, 11/20/2036	MXN	800,000	77,741

			789,592

PERU — 3.0%
Peru Government Bond 8.20%, 8/12/2026	PEN	700,000	275,172

PHILIPPINES — 3.5%
Philippine Government Bond:
6.63%, 3/13/2013	PHP	3,500,000	84,350
7.00%, 1/27/2016	PHP	3,800,000	92,995
7.88%, 2/19/2019	PHP	3,000,000	74,939
8.13%, 12/16/2035	PHP	3,000,000	70,583

			322,867

POLAND — 9.2%
Poland Government Bond:
Zero Coupon, 10/25/2012	PLN	650,000	212,328
5.25%, 4/25/2013	PLN	550,000	194,390
5.25%, 10/25/2017	PLN	300,000	101,618
5.25%, 10/25/2020	PLN	500,000	163,722
5.50%, 4/25/2015	PLN	420,000	146,980
5.75%, 4/25/2029	PLN	100,000	32,332

			851,370

RUSSIA — 3.9%
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	10,000,000	359,606

SOUTH AFRICA — 4.6%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	300,000	32,053
7.25%, 1/15/2020	ZAR	1,000,000	135,115
10.50%, 12/21/2026	ZAR	500,000	83,254
13.50%, 9/15/2015	ZAR	960,000	171,740

			422,162

SOUTH KOREA — 12.1%
Korea Monetary Stabilization Bond 3.81%, 8/2/2012	KRW	250,000,000	228,701
Korea Treasury Bond:
4.25%, 9/10/2014	KRW	230,000,000	211,031
5.25%, 3/10/2013	KRW	200,000,000	187,676
5.25%, 9/10/2015	KRW	220,000,000	210,428
5.50%, 12/10/2029	KRW	80,000,000	80,590
5.75%, 9/10/2018	KRW	210,000,000	207,521

			1,125,947

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount		Value

THAILAND — 4.4%
Thailand Government Bond:
3.63%, 5/22/2015	THB	2,500,000	$83,431
4.25%, 3/13/2013	THB	1,600,000	54,070
4.88%, 6/22/2029	THB	1,200,000	43,407
5.13%, 3/13/2018	THB	2,500,000	90,198
5.85%, 3/31/2021	THB	3,500,000	135,386

			406,492

TURKEY — 4.4%
Turkey Government Bond:
Zero Coupon, 11/7/2012	TRY	550,000	310,399
8.00%, 10/9/2013	TRY	100,000	62,830
10.50%, 1/15/2020	TRY	50,000	34,621

			407,850

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $8,740,345)			8,963,057

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.19% (a)(b)(c) (Cost $47,586)		47,586	47,586

TOTAL INVESTMENTS — 97.2% (d)
(Cost $8,787,931)			9,010,643
OTHER ASSETS & LIABILITIES — 2.8%			260,101

NET ASSETS — 100.0%			$9,270,744

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2011, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2011	for U.S. $	(Depreciation)	Counterparty

4/5/2011	72,125,000	CLP	$151,303	$(151,107)	$196	UBS AG London
5/4/2011	72,125,000	CLP	150,924	(149,046)	1,877	UBS AG London
4/5/2011	1,700,000	EGP	285,144	(284,634)	510	UBS AG London
5/4/2011	1,700,000	EGP	281,851	(281,970)	(119)	UBS AG London
4/5/2011	12,100,000	RUB	425,737	(413,414)	12,323	UBS AG London
5/4/2011	2,100,000	RUB	73,714	(73,329)	385	UBS AG London

					$15,172

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2011	for U.S. $	(Depreciation)	Counterparty

4/5/2011	72,125,000	CLP	$151,303	$149,451	$(1,852)	UBS AG London
4/5/2011	1,700,000	EGP	285,144	284,328	(815)	UBS AG London
4/5/2011	12,100,000	RUB	425,737	417,026	(8,711)	UBS AG London

					$(11,378)

					3,794

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 1.5%
BE Aerospace, Inc.:
6.88%, 10/1/2020	$3,500,000	$3,622,500
8.50%, 7/1/2018	17,574,000	19,463,205
Bombardier, Inc. 7.75%, 3/15/2020 (a)(b)	29,180,000	31,696,775
TransDigm, Inc. 7.75%, 12/15/2018 (a)	53,550,000	57,499,313

		112,281,793

AIRLINES — 1.5%
Air Canada 9.25%, 8/1/2015 (a)	21,185,000	22,085,363
American Airlines, Inc. 7.50%, 3/15/2016 (a)	34,000,000	33,617,500
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	27,890,000	28,134,037
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	23,338,000	24,796,625

		108,633,525

AUTO COMPONENTS — 0.9%
Exide Technologies 8.63%, 2/1/2018 (a)	22,872,000	24,415,860
The Goodyear Tire & Rubber Co. 10.50%, 5/15/2016	34,274,000	38,386,880

		62,802,740

AUTOMOBILES — 0.5%
Navistar International Corp. 8.25%, 11/1/2021 (b)	34,123,000	37,833,876

BASIC RESOURCES — 0.7%
Novelis, Inc. 8.75%, 12/15/2020 (a)	47,350,000	52,085,000

BIOTECHNOLOGY — 0.3%
Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/2016	21,525,000	23,623,688

BUILDING PRODUCTS — 1.1%
Associated Materials LLC 9.13%, 11/1/2017 (a)	25,570,000	27,359,900
Nortek, Inc. 11.00%, 12/1/2013	57	60
Ply Gem Industries, Inc. 8.25%, 2/15/2018 (a)	27,195,000	27,942,863
Texas Industries, Inc. 9.25%, 8/15/2020	21,950,000	23,706,000

		79,008,823

CAPITAL MARKETS — 0.5%
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	33,995,000	37,734,450

CHEMICALS — 4.3%
Ashland, Inc. 9.13%, 6/1/2017	22,130,000	25,394,175
Celanese US Holdings LLC 6.63%, 10/15/2018 (a)	20,470,000	21,084,100
CF Industries, Inc. 7.13%, 5/1/2020	27,200,000	30,872,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	33,990,000	35,944,425
Huntsman International LLC 5.50%, 6/30/2016	20,590,000	20,229,675
Lyondell Chemical Co. 11.00%, 5/1/2018	116,326,000	130,575,935
Momentive Performance Materials, Inc. 9.00%, 1/15/2021 (a)	21,950,000	22,690,812
Nalco Co. 6.63%, 1/15/2019 (a)	25,545,000	26,279,419

		313,070,541

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Ceridian Corp. 11.25%, 11/15/2015	28,375,000	29,510,000
Interactive Data Corp. 10.25%, 8/1/2018 (a)(b)	23,885,000	26,631,775
RSC Equipment Rental Inc/RSC Holdings III LLC 8.25%, 2/1/2021 (a)	21,850,000	22,724,000
The Hertz Corp.:
6.75%, 4/15/2019 (a)	10,535,000	10,442,819
7.50%, 10/15/2018 (a)	22,140,000	22,914,900
The ServiceMaster Co. PIK 10.75%, 7/15/2015 (a)	36,775,000	39,073,437

		151,296,931

COMPUTERS & PERIPHERALS — 1.1%
Fidelity National Information Services, Inc. 7.63%, 7/15/2017 (b)	20,825,000	22,569,094
Seagate HDD Cayman:
6.88%, 5/1/2020 (a)	19,375,000	19,326,563
7.75%, 12/15/2018 (a)	6,800,000	7,038,000
SunGard Data Systems, Inc. 7.38%, 11/15/2018 (a)	30,655,000	31,344,737

		80,278,394

CONTAINERS & PACKAGING — 1.0%
Berry Plastics Corp. 9.75%, 1/15/2021 (a)	27,000,000	26,730,000
Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, 2/1/2021 (a)	24,280,000	24,704,900
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	20,465,000	22,434,756

		73,869,656

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016 (a)	36,015,000	36,465,188

DIVERSIFIED CONSUMER SERVICES — 0.8%
Reynolds Group Issuer, Inc.:
7.75%, 10/15/2016 (a)	20,195,000	21,356,213
9.00%, 4/15/2019 (a)	32,230,000	33,358,050

		54,714,263

DIVERSIFIED FINANCIAL SERVICES — 9.3%
Ally Financial, Inc.:
8.00%, 11/1/2031	57,500,000	62,675,000

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

8.30%, 2/12/2015	$13,690,000	$15,007,663
CEVA Group PLC 11.50%, 4/1/2018 (a)	20,975,000	22,784,094
CIT Group, Inc. 7.00%, 5/1/2017	252,555,000	252,870,694
Ford Motor Credit Co. LLC 7.50%, 8/1/2012	61,100,000	65,148,853
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	49,330,000	50,686,575
International Lease Finance Corp. 8.25%, 3/15/2017 (a)	21,000,000	23,625,000
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(c)	29,925,000	37,830,586
Pinafore LLC/Pinafore, Inc. 9.00%, 10/1/2018 (a)	40,250,000	43,671,250
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)(c)	46,550,000	54,696,250
Trans Union LLC/TransUnion Financing Corp. 11.38%, 6/15/2018 (a)	20,923,000	23,904,527
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	20,000,000	19,600,000

		672,500,492

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.1%
Cricket Communications, Inc. 7.75%, 10/15/2020	40,900,000	41,206,750
Frontier Communications Corp.:
8.25%, 4/15/2017	21,500,000	23,220,000
8.50%, 4/15/2020	17,000,000	18,423,750
Global Crossing, Ltd. 12.00%, 9/15/2015	25,570,000	29,149,800
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	22,000,000	23,210,000
Intelsat Luxembourg SA 11.25%, 2/4/2017	95,925,000	104,798,062
Level 3 Financing, Inc. 10.00%, 2/1/2018	22,475,000	22,503,094
PAETEC Holding Corp. 8.88%, 6/30/2017	22,150,000	23,866,625
Virgin Media Finance PLC 9.50%, 8/15/2016 (b)	46,110,000	52,450,125
West Corp. 7.88%, 1/15/2019 (a)	22,720,000	23,146,000
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	67,900,000	78,085,000

		440,059,206

ELECTRIC UTILITIES — 3.9%
Calpine Corp.:
7.25%, 10/15/2017 (a)	28,030,000	29,151,200
7.50%, 2/15/2021 (a)	39,780,000	41,172,300
Dubai Electricity & Water Authority:
7.38%, 10/21/2020 (a)	12,500,000	12,125,000
8.50%, 4/22/2015 (a)	33,975,000	36,862,875
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, 12/1/2020	74,230,000	78,659,675
GenOn Energy, Inc. 9.50%, 10/15/2018 (a)	22,855,000	23,769,200
NRG Energy, Inc.:
7.63%, 1/15/2018 (a)	25,400,000	26,352,500
8.50%, 6/15/2019	15,300,000	16,103,250
The AES Corp. 8.00%, 10/15/2017	20,834,000	22,396,550

		286,592,550

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
NXP BV / NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	34,325,000	38,444,000

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	22,500,000	22,443,750

ENTERTAINMENT — 0.3%
AMC Entertainment, Inc. 9.75%, 12/1/2020 (a)	21,050,000	22,523,500

FOOD PRODUCTS — 1.6%
Blue Merger Sub, Inc. 7.63%, 2/15/2019 (a)	43,995,000	44,599,931
Bumble Bee Acquisition Corp. 9.00%, 12/15/2017 (a)	20,735,000	21,564,400
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	24,510,000	28,431,600
Smithfield Foods, Inc. 10.00%, 7/15/2014	17,608,000	20,733,420

		115,329,351

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Boston Scientific Corp. 6.00%, 1/15/2020	28,915,000	30,297,629

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	23,900,000	25,752,250
DaVita, Inc. 6.63%, 11/1/2020	26,600,000	26,932,500
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	21,450,000	20,779,687
HCA, Inc.:
7.75%, 5/15/2021 (a)	21,810,000	22,736,925
8.50%, 4/15/2019	21,725,000	24,114,750
9.25%, 11/15/2016	6,853,000	7,375,541
Multiplan, Inc. 9.88%, 9/1/2018 (a)	22,075,000	23,620,250
Tenet Healthcare Corp. 8.88%, 7/1/2019	31,536,000	35,951,040
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	32,705,000	33,481,744

		220,744,687

HOTELS, RESTAURANTS & LEISURE — 3.5%
Ameristar Casinos, Inc.:
7.50%, 4/15/2021 (a)	6,545,000	6,487,731
9.25%, 6/1/2014	23,120,000	25,403,100

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

CityCenter Holdings LLC / CityCenter Finance Corp. 7.63%, 1/15/2016 (a)	$31,500,000	$32,523,750
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	115,247,000	105,162,888
MGM Resorts International 11.13%, 11/15/2017	29,220,000	33,456,900
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	45,620,000	48,357,200

		251,391,569

HOUSEHOLD DURABLES — 0.8%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	26,875,000	28,554,688
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018 (a)	23,850,000	26,294,625

		54,849,313

INDUSTRIAL CONGLOMERATES — 0.6%
RBS Global, Inc. / Rexnord LLC 8.50%, 5/1/2018	39,285,000	42,427,800

INSURANCE — 1.3%
American International Group, Inc. 8.18%, 5/15/2068 (c)	32,718,000	35,212,747
Liberty Mutual Group, Inc. 10.75%, 6/15/2088 (a)(b)(c)	44,278,000	57,561,400

		92,774,147

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	25,505,000	27,609,163

IT SERVICES — 1.8%
First Data Corp. 12.63%, 1/15/2021 (a)	99,420,000	107,870,700
GXS Worldwide, Inc. 9.75%, 6/15/2015	23,465,000	23,875,637

		131,746,337

MACHINERY — 1.4%
Case New Holland, Inc.:
7.75%, 9/1/2013	17,275,000	18,808,156
7.88%, 12/1/2017 (a)	33,875,000	37,643,594
SPX Corp. 6.88%, 9/1/2017 (a)	20,940,000	22,510,500
The Manitowoc Co, Inc. 8.50%, 11/1/2020	19,055,000	20,436,487

		99,398,737

MEDIA — 8.0%
Cablevision Systems Corp. 8.63%, 9/15/2017 (b)	30,995,000	34,481,938
CCH II LLC / CCH II Capital Corp. 13.50%, 11/30/2016	60,825,000	72,837,937
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)(b)	62,605,000	65,265,712
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	67,850,000	74,380,562
DISH DBS Corp. 7.88%, 9/1/2019	48,290,000	52,273,925
Nielsen Finance LLC / Nielsen Finance Co. 7.75%, 10/15/2018 (a)	37,000,000	39,682,500
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	27,350,000	30,768,750
The Interpublic Group of Cos., Inc. 10.00%, 7/15/2017	19,545,000	23,258,550
The McClatchy Co. 11.50%, 2/15/2017	29,280,000	32,940,000
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	28,255,000	29,738,388
Univision Communications, Inc.:
7.88%, 11/1/2020 (a)	22,885,000	24,200,888
8.50%, 5/15/2021 (a)	4,425,000	4,579,875
Videotron Ltee 9.13%, 4/15/2018	24,420,000	27,411,450
Visant Corp. 10.00%, 10/1/2017	25,485,000	27,523,800
WMG Acquisition Corp. 9.50%, 6/15/2016	37,590,000	39,751,425

		579,095,700

METALS & MINING — 1.6%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	69,170,000	71,763,875
JMC Steel Group 8.25%, 3/15/2018 (a)	24,538,000	25,090,105
United States Steel Corp. 7.38%, 4/1/2020	20,820,000	21,808,950

		118,662,930

MULTILINE RETAIL — 1.3%
Macy’s Retail Holdings, Inc. 8.38%, 7/15/2015 (d)	20,295,000	23,592,938
Sears Holding Corp. 6.63%, 10/15/2018 (a)(b)	34,065,000	33,043,050
SUPERVALU, Inc. 8.00%, 5/1/2016	34,163,000	34,163,000

		90,798,988

OFFICE/BUSINESS EQUIPMENT — 0.6%
CDW LLC / CDW Finance Corp.:
8.50%, 4/1/2019 (a)	15,000,000	15,018,750
11.00%, 10/12/2015 (b)	25,050,000	27,179,250

		42,198,000

OIL, GAS & CONSUMABLE FUELS — 11.3%
Arch Coal, Inc. 8.75%, 8/1/2016	20,280,000	22,662,900
ATP Oil & Gas Corp. 11.88%, 5/1/2015	52,465,000	55,088,250
Chesapeake Energy Corp. 9.50%, 2/15/2015	49,513,000	61,396,120
Concho Resources, Inc. 7.00%, 1/15/2021	19,970,000	21,018,425
Consol Energy, Inc. 8.00%, 4/1/2017	51,385,000	56,266,575
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.88%, 2/15/2018	24,765,000	26,993,850
Denbury Resources, Inc. 8.25%, 2/15/2020	33,815,000	37,788,263

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

El Paso Corp.:
7.00%, 6/15/2017	$14,092,000	$15,771,780
7.25%, 6/1/2018	6,000,000	6,744,096
Enbridge Energy Partners LP 8.05%, 10/1/2077 (c)	100,000	106,142
Energy Transfer Equity LP 7.50%, 10/15/2020	61,222,000	66,578,925
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017 (a)	25,650,000	27,445,500
EXCO Resources, Inc. 7.50%, 9/15/2018	25,575,000	25,958,625
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	47,840,000	47,361,600
Forest Oil Corp.:
7.25%, 6/15/2019	15,463,000	16,158,835
8.50%, 2/15/2014	6,050,000	6,745,750
Linn Energy LLC/ Linn Energy Finance Corp. 8.63%, 4/15/2020 (a)	44,205,000	49,067,550
MEG Energy Corp. 6.50%, 3/15/2021 (a)	13,175,000	13,389,094
Murray Energy Corp. 10.25%, 10/15/2015 (a)	24,000,000	25,800,000
Newfield Exploration Co. 6.88%, 2/1/2020	24,375,000	25,715,625
Peabody Energy Corp. 6.50%, 9/15/2020	22,610,000	24,249,225
Petrohawk Energy Corp.:
7.25%, 8/15/2018	15,185,000	15,640,550
7.88%, 6/1/2015	12,325,000	13,064,500
Plains Exploration & Production Co. 6.63%, 5/1/2021	25,305,000	25,305,000
Precision Drilling Corp. 6.63%, 11/15/2020 (a)	22,025,000	22,685,750
Pride International, Inc. 6.88%, 8/15/2020	31,335,000	35,526,056
QEP Resources, Inc. 6.88%, 3/1/2021	21,210,000	22,270,500
Quicksilver Resources, Inc. 11.75%, 1/1/2016	20,388,000	23,752,020
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (a)	7,350,000	7,625,625
8.00%, 6/1/2018 (a)	21,920,000	22,961,200
Southern Union Co. 7.20%, 11/1/2066 (c)	25,000	23,875

		821,162,206

PAPER & FOREST PRODUCTS — 2.1%
ABI Escrow Corp. 10.25%, 10/15/2018 (a)	28,845,000	31,873,725
Georgia-Pacific LLC 5.40%, 11/1/2020 (a)	42,750,000	42,214,471
NewPage Corp. 11.38%, 12/31/2014	61,489,000	61,565,861
Sino-Forest Corp. 6.25%, 10/21/2017 (a)	20,750,000	20,179,375

		155,833,432

PHARMACEUTICALS — 3.0%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	25,500,000	26,775,000
Elan Finance PLC / Elan Finance Corp. 8.75%, 10/15/2016	20,710,000	21,900,825
Giant Funding Corp. 8.25%, 2/1/2018 (a)	31,710,000	32,542,387
Mylan, Inc. 7.88%, 7/15/2020 (a)	35,360,000	38,454,000
NBTY, Inc. 9.00%, 10/1/2018 (a)	21,390,000	23,208,150
Valeant Pharmaceuticals International:
6.88%, 12/1/2018 (a)	30,650,000	30,037,000
7.00%, 10/1/2020 (a)	3,590,000	3,482,300
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018 (a)	42,540,000	44,560,650

		220,960,312

PIPELINES — 0.7%
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)(b)	26,350,000	27,206,375
Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	20,600,000	21,939,000

		49,145,375

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	46,625,000	47,907,188
Felcor Lodging LP 10.00%, 10/1/2014	21,710,000	24,803,675
Residential Capital LLC 9.63%, 5/15/2015	72,515,000	73,149,506
The Rouse Co. 6.75%, 11/9/2015 (b)	20,750,000	21,580,000

		167,440,369

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	21,825,000	21,307,748
Atlantic Finance, Ltd. Series 1 10.75%, 5/27/2014 (a)	43,425,000	47,105,703
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	2,000,000	2,030,000
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	23,315,000	23,140,137
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	11,900,000	11,572,750

		105,156,338

REGIONAL BANKS — 0.4%
Regions Bank 7.50%, 5/15/2018	24,993,000	26,418,926

RETAIL — 0.4%
Burger King Corp. 9.88%, 10/15/2018	27,655,000	29,279,731

SEMICONDUCTORS — 1.0%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	48,535,000	53,145,825

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Principal
Security Description	Amount	Value

STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	$19,900,000	$21,691,000

		74,836,825

SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021 (a)	21,440,000	22,351,200

SPECIALTY RETAIL — 3.2%
DineEquity, Inc. 9.50%, 10/30/2018 (a)	28,305,000	30,710,925
Inergy LP/Inergy Finance Corp.:
6.88%, 8/1/2021 (a)	6,000,000	6,255,000
7.00%, 10/1/2018 (a)	18,500,000	19,240,000
Ltd Brands, Inc. 6.63%, 4/1/2021	26,545,000	27,142,262
Michaels Stores, Inc. 7.75%, 11/1/2018 (a)	27,540,000	28,090,800
Phillips-Van Heusen Corp. 7.38%, 5/15/2020 (b)	20,465,000	21,641,738
QVC, Inc. 7.50%, 10/1/2019 (a)	34,240,000	35,952,000
Rite Aid Corp. 8.00%, 8/15/2020	22,350,000	23,663,062
Toys R Us Property Co. I LLC 10.75%, 7/15/2017 (b)	32,637,000	37,042,995

		229,738,782

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	34,315,000	33,457,125

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	21,837,000	22,137,259

TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals North America, Inc. 8.38%, 9/15/2020	26,060,000	27,232,700

TRANSPORTATION INFRASTRUCTURE — 0.8%
AWAS Aviation Capital, Ltd. 7.00%, 10/15/2016 (a)	20,750,000	20,750,000
CHC Helicopter SA 9.25%, 10/15/2020 (a)	37,600,000	38,728,000

		59,478,000

WIRELESS TELECOMMUNICATION SERVICES — 5.8%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	14,965,000	14,590,875
9.75%, 11/1/2015	10,025,000	10,187,906
Avaya, Inc. PIK 10.13%, 11/1/2015	8,271,875	8,457,992
Cincinnati Bell, Inc.:
8.38%, 10/15/2020	8,000,000	7,860,000
8.75%, 3/15/2018	19,875,000	18,757,031
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	60,605,000	65,453,400
CommScope, Inc. 8.25%, 1/15/2019 (a)	51,080,000	53,378,600
Crown Castle International Corp. 9.00%, 1/15/2015 (b)	29,600,000	32,634,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	34,195,000	36,588,650
NII Capital Corp. 10.00%, 8/15/2016 (b)	27,175,000	30,979,500
Qwest Communications International, Inc. 7.13%, 4/1/2018	26,830,000	28,942,863
Sprint Nextel Corp. 8.38%, 8/15/2017	49,025,000	54,601,594
Telesat Canada / Telesat LLC 11.00%, 11/1/2015	24,300,000	27,064,125
Windstream Corp. 7.88%, 11/1/2017	31,525,000	33,810,562

		423,307,098

TOTAL CORPORATE BONDS & NOTES —
(Cost $6,751,823,263)		7,071,522,395

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.19% (e)(f)(g) (Cost $53,617,897)	53,617,897	53,617,897

TOTAL INVESTMENTS — 98.1% (h)
(Cost $6,805,441,160)		7,125,140,292
OTHER ASSETS & LIABILITIES — 1.9%		135,511,438

NET ASSETS — 100.0%		$7,260,651,730

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 43.9% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Variable-rate security. Rate shown is rate in effect at March 31, 2011. Maturity date disclosed is the ultimate maturity.
(d)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2011:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$202,477,653	$—	$—	$202,477,653
SPDR Dow Jones Large Cap ETF	48,751,841	—	—	48,751,841
SPDR S&P 500 Growth ETF	202,851,315	—	—	202,851,315
SPDR S&P 500 Value ETF	179,227,872	—	—	179,227,872
SPDR Dow Jones Mid Cap ETF	76,730,065	—	—	76,730,065
SPDR S&P 400 Mid Cap Growth ETF	85,560,018	—	—	85,560,018
SPDR S&P 400 Mid Cap Value ETF	33,824,912	—	—	33,824,912
SPDR S&P 600 Small Cap ETF	99,968,217	—*	—	99,968,217
SPDR S&P 600 Small Cap Growth ETF	220,817,420	—*	—	220,817,420
SPDR S&P 600 Small Cap Value ETF	165,455,262	—	—	165,455,262
SPDR DJ Global Titans ETF	157,176,807	—	—	157,176,807
SPDR Dow Jones REIT ETF	1,674,644,619	—	—	1,674,644,619
SPDR KBW Bank ETF	1,968,985,160	—	—	1,968,985,160
SPDR KBW Capital Markets ETF	87,066,928	—	—	87,066,928
SPDR KBW Insurance ETF	220,293,985	—	—	220,293,985
SPDR KBW Mortgage Finance ETF	5,312,294	—	—	5,312,294
SPDR KBW Regional Banking ETF	777,279,389	—	—	777,279,389
SPDR Morgan Stanley Technology ETF	238,753,963	—	—	238,753,963
SPDR S&P Dividend ETF	5,873,431,850	—	—	5,873,431,850
SPDR S&P Biotech ETF	548,205,238	—	—	548,205,238
SPDR S&P Health Care Equipment ETF	10,497,057	—	—	10,497,057
SPDR S&P Homebuilders ETF	863,382,410	—	—	863,382,410
SPDR S&P Metals & Mining ETF	1,632,486,187	—	—	1,632,486,187
SPDR S&P Oil & Gas Equipment & Services ETF	768,865,974	—	—	768,865,974
SPDR S&P Oil & Gas Exploration & Production ETF	1,676,037,665	—	—	1,676,037,665
SPDR S&P Pharmaceuticals ETF	226,664,045	—	—	226,664,045
SPDR S&P Retail ETF	996,770,551	—	—	996,770,551
SPDR S&P Semiconductor ETF	174,559,650	—	—	174,559,650
SPDR S&P Telecom ETF	13,257,271	—	—	13,257,271
SPDR S&P Transportation ETF	13,260,551	—	—	13,260,551
SPDR Wells Fargo Preferred Stock ETF	118,021,770	—	—	118,021,770
SPDR Barclays Capital 1-3 Month T-Bill ETF	239,614	921,486,279	—	921,725,893
SPDR Barclays Capital TIPS ETF	14,338,614	391,434,050	—	405,772,664
SPDR Barclays Capital Intermediate Term Treasury ETF	26,593,813	197,274,181	—	223,867,994
SPDR Barclays Capital Long Term Treasury ETF	1,731,395	27,175,831	—	28,907,226
SPDR Barclays Capital Short Term Corporate Bond ETF	6,487,209	327,241,581	—	333,728,790
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	11,043,460	150,447,067	—	161,490,527
SPDR Barclays Capital Long Term Corporate Bond ETF	2,697,673	27,484,660	—	30,182,333
SPDR Barclays Capital Convertible Securities ETF	282,963,362	574,746,902	—	857,710,264
SPDR Barclays Capital Mortgage Backed Bond ETF	29,457,256	29,448,608	—	58,905,864

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
SPDR Series Trust	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Aggregate Bond ETF	$88,263,049	$224,962,776	$—	$313,225,825
SPDR Nuveen Barclays Capital Municipal Bond ETF	7,876,797	809,695,299	—	817,572,096
SPDR Nuveen Barclays Capital California Municipal Bond ETF	774,815	66,842,824	—	67,617,639
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	21,781	25,603,726	—	25,625,507
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	12,254,143	1,260,365,594	—	1,272,619,737
SPDR Nuveen S&P VRDO Municipal Bond ETF	123,886	8,877,000	—	9,000,886
SPDR Nuveen Barclays Capital Build America Bond ETF	53,399	33,196,670	—	33,250,069
SPDR DB International Government Inflation-Protected Bond ETF	1,012,650	1,127,999,732	—	1,129,012,382
SPDR Barclays Capital Short Term International Treasury Bond ETF	1,277,354	193,055,297	—	194,332,651
SPDR Barclays Capital International Treasury Bond ETF	20,843,268	1,398,385,954	—	1,419,229,222
SPDR Barclays Capital International Corporate Bond ETF	26,366	22,854,991	—	22,881,357
SPDR Barclays Capital Emerging Markets Local Bond ETF	47,586	8,963,057	—	9,010,643
SPDR Barclays Capital High Yield Bond ETF	53,617,897	7,071,522,395	—	7,125,140,292

*	Fund held Level 2 securities that were valued at $0 at March 31, 2011.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	$—	$(501)	$—	$(501)
SPDR Barclays Capital International Treasury Bond ETF	—	(29,926)	—	(29,926)
SPDR Barclays Capital International Corporate Bond ETF	—	(20,115)	—	(20,115)
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	3,794	—	3,794

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital Short Term International Treasury Bond ETF	Forward Contract	$—	$(501)	$—	$—	$—	$—	$(501)
SPDR Barclays Capital International Treasury Bond ETF	Forward Contract	—	(29,926)	—	—	—	—	(29,926)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Capital International Corporate Bond ETF	Forward Contract	$—	$(20,115)	$—	$—	$—	$—	$(20,115)
SPDR Barclays Capital Emerging Markets Local Bond ETF	Forward Contract	—	3,794	—	—	—	—	3,794

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2011 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/10	6/30/10	Cost	Shares	Proceeds	Shares	at 3/31/11	3/31/11	Income	Gain (Loss)

SPDR Dow Jones Total Market ETF	6,860	$232,005	$33,574	882	$43,704	1,029	6,713	$301,682	$1,356	$5,352
SPDR Dow Jones Large Cap ETF	1,691	57,190	9,820	238	4,439	119	1,810	81,341	360	144
SPDR S&P 500 Growth ETF	17,609	595,536	11,661	300	798,949	17,909	—	—	163	(162,480)
SPDR S&P 500 Value ETF	—	—	686,570	15,100	13,798	290	14,810	665,561	2,817	612
SPDR KBW Bank ETF	443,580	15,001,875	122,358,146	2,767,521	92,913,804	2,137,057	1,074,044	48,267,537	205,023	(168,548)
SPDR KBW Capital Markets ETF	106,332	3,596,148	8,082,071	184,008	6,975,847	163,427	126,913	5,703,470	25,021	(485,272)

The Fund listed below has affiliated investments as a result of owning 5% or more of their outstanding voting securities. Amounts relating to these investments at March 31, 2011 and for the period then ended are:

	Number of						Number of
SPDR S&P	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
Dividend ETF	at 6/30/10	6/30/10	Cost	Shares	Proceeds	Shares	at 3/31/11	at 3/31/11	Income	Gain/(Loss)

National Retail Properties	—	$—	$161,795,638	6,084,240	$9,986,029	402,270	5,681,970	$148,469,876	$1,407,404	$(250,739)
Universal Corp	1,299,466	51,562,811	81,592,289	2,011,428	62,121,678	1,683,365	1,627,529	70,862,613	1,937,218	(12,792,084)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at March 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income

SPDR Dow Jones Total Market ETF	$541,450	$5,235,612	5,235,612	$5,133,786	5,133,786	$643,276	$1,070
SPDR Dow Jones Large Cap ETF	74,544	969,589	969,589	996,640	996,640	47,493	126
SPDR S&P 500 Growth ETF	100	4,381,021	4,381,021	3,954,970	3,954,970	426,151	961
SPDR S&P 500 Value ETF	43,072	5,508,303	5,508,303	5,423,478	5,423,478	127,897	666
SPDR Dow Jones Mid Cap ETF	12,439	2,701,502	2,701,502	2,569,199	2,569,199	144,742	258
SPDR S&P 400 Mid Cap Growth ETF	253,449	4,281,225	4,281,225	4,394,392	4,394,392	140,282	262
SPDR S&P 400 Mid Cap Value ETF	37,720	1,547,726	1,547,726	1,565,939	1,565,939	19,507	145
SPDR S&P 600 Small Cap ETF	26,567	3,197,673	3,197,673	2,972,699	2,972,699	251,541	245
SPDR S&P 600 Small Cap Growth ETF	177,386	8,849,907	8,849,907	8,375,839	8,375,839	651,454	711
SPDR S&P 600 Small Cap Value ETF	96,833	4,850,246	4,850,246	4,720,692	4,720,692	226,387	351
SPDR DJ Global Titans ETF	100	3,897,321	3,897,321	3,829,867	3,829,867	67,554	325
SPDR Dow Jones REIT ETF	1,815,488	64,784,966	64,784,966	64,476,040	64,476,040	2,124,414	2,772
SPDR KBW Bank ETF	684,735	17,214,595	17,214,595	16,006,794	16,006,794	1,892,536	2,332
SPDR KBW Capital Markets ETF	74,340	2,266,954	2,266,954	2,174,787	2,174,787	166,507	207
SPDR KBW Insurance ETF	136,368	5,613,825	5,613,825	5,516,003	5,516,003	234,190	387
SPDR KBW Mortgage Finance ETF	6,754	124,349	124,349	128,911	128,911	2,192	10
SPDR KBW Regional Banking ETF	964,165	13,966,675	13,966,675	14,399,388	14,399,388	531,452	1,356
SPDR Morgan Stanley Technology ETF	372,470	1,229,040	1,229,040	1,546,592	1,546,592	54,918	501
SPDR S&P Dividend ETF	5,087,806	198,821,631	198,821,631	197,261,790	197,261,790	6,647,647	18,912
SPDR S&P Biotech ETF	269,146	8,936,408	8,936,408	8,958,350	8,958,350	247,204	590
SPDR S&P Health Care Equipment ETF	—	6,882	6,882	2,566	2,566	4,316	—
SPDR S&P Homebuilders ETF	396,379	27,751,680	27,751,680	27,458,045	27,458,045	690,014	2,481
SPDR S&P Metals & Mining ETF	1,597,914	11,331,572	11,331,572	11,212,442	11,212,442	1,717,044	—
SPDR S&P Oil & Gas Equipment & Services ETF	240,252	8,990,055	8,990,055	8,394,830	8,394,830	835,477	89,036
SPDR S&P Oil & Gas Exploration & Production ETF	348,701	34,917,700	34,917,700	33,098,216	33,098,216	2,168,185	135,393
SPDR S&P Pharmaceuticals ETF	16,857	7,918,844	7,918,844	7,929,902	7,929,902	5,799	74,275
SPDR S&P Retail ETF	913,959	27,228,736	27,228,736	27,909,763	27,909,763	232,932	434,184
SPDR S&P Semiconductor ETF	119,723	1,945,117	1,945,117	1,729,975	1,729,975	334,865	245
SPDR S&P Telecom ETF	—	56,936	56,936	36,656	36,656	20,280	2
SPDR S&P Transportation ETF	—	19,185	19,185	14,295	14,295	4,890	1
SPDR Wells Fargo Preferred Stock ETF	210,792	9,509,601	9,509,601	9,322,056	9,322,056	398,337	599
SPDR Barclays Capital 1-3 Month T-Bill ETF	118,394	11,111,444	11,111,444	10,990,224	10,990,224	239,614	373
SPDR Barclays Capital TIPS ETF	81,251	12,626,842	12,626,842	12,589,759	12,589,759	118,334	1,110
SPDR Barclays Capital Intermediate Term Treasury ETF	525,070	60,377,323	60,377,323	60,480,601	60,480,601	421,792	1,882
SPDR Barclays Capital Long Term Treasury ETF	1,622	7,073,150	7,073,150	7,066,972	7,066,972	7,800	238
SPDR Barclays Capital Short Term Corporate Bond ETF	6,232,291	64,939,360	64,939,360	64,684,442	64,684,442	6,487,209	3,753
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,198,747	24,591,412	24,591,412	23,054,472	23,054,472	3,735,687	5,158
SPDR Barclays Capital Long Term Corporate Bond ETF	880,585	7,868,058	7,868,058	8,504,505	8,504,505	244,138	884
SPDR Barclays Capital Convertible Securities ETF	3,037,026	139,075,765	139,075,765	134,551,128	134,551,128	7,561,663	7,403
SPDR Barclays Capital Mortgage Backed Bond ETF	26,464,512	46,120,718	46,120,718	43,127,974	43,127,974	29,457,256	56,213
SPDR Barclays Capital Aggregate Bond ETF	70,848,215	100,880,889	100,880,889	102,871,676	102,871,676	68,857,428	115,600
SPDR Nuveen Barclays Capital Build America Bond ETF	337,703	16,951,665	16,951,665	17,235,969	17,235,969	53,399	529
SPDR DB International Government Inflation-Protected Bond ETF	16,569	97,522,075	97,522,075	96,525,994	96,525,994	1,012,650	1,578

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income

SPDR Barclays Capital Short Term International Treasury Bond ETF	$2,290,566	$42,532,580	42,532,580	$43,545,792	43,545,792	$1,277,354	$2,882
SPDR Barclays Capital International Treasury Bond ETF	3,279,496	154,260,911	154,260,911	139,073,739	139,073,739	18,466,668	14,900
SPDR Barclays Capital International Corporate Bond ETF	7,320	3,606,526	3,606,526	3,587,480	3,587,480	26,366	84
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	800,889	800,889	753,303	753,303	47,586	—
SPDR Barclays Capital High Yield Bond ETF	14,812,046	1,483,414,744	1,483,414,744	1,444,608,893	1,444,608,893	53,617,897	122,717

	Value at	Purchased		Sold		Value at
Tax Free Money Market Fund	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income

SPDR Nuveen Barclays Capital Municipal Bond ETF	$1,323,334	$123,678,007	123,678,007	$117,124,544	117,124,544	$7,876,797	$3,481
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,456	25,170,767	25,170,767	24,465,408	24,465,408	774,815	571
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	177,072	5,441,455	5,441,455	5,596,746	5,596,746	21,781	410
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	10,409,726	234,436,977	234,436,977	232,592,560	232,592,560	12,254,143	5,772
SPDR Nuveen S&P VRDO Municipal Bond ETF	116,417	4,316,291	4,316,291	4,308,822	4,308,822	123,886	170

	Value at	Purchased		Sold		Value at
Prime Portfolio	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Realized Gain

SPDR Dow Jones Total Market ETF	$9,918,748	$32,009,526	32,009,526	$33,676,205	33,676,205	$8,252,069	$27,925	$—
SPDR Dow Jones Large Cap ETF	5,945,846	26,116,749	26,116,749	29,977,307	29,977,307	2,085,288	8,565	—
SPDR S&P 500 Growth ETF	7,399,558	31,756,168	31,756,168	35,480,665	35,480,665	3,675,061	15,008	—
SPDR S&P 500 Value ETF	2,713,149	60,096,258	60,096,258	58,628,978	58,628,978	4,180,429	11,216	—
SPDR Dow Jones Mid Cap ETF	15,395,297	19,843,220	19,843,220	29,448,927	29,448,927	5,789,590	28,611	—
SPDR S&P 400 Mid Cap Growth ETF	17,208,494	31,326,421	31,326,421	40,783,660	40,783,660	7,751,255	19,731	—
SPDR S&P 400 Mid Cap Value ETF	5,322,474	27,313,636	27,313,636	25,212,136	25,212,136	7,423,974	15,342	—
SPDR S&P 600 Small Cap ETF	14,231,812	40,683,936	40,683,936	32,786,617	32,786,617	22,129,131	45,044	—
SPDR S&P 600 Small Cap Growth ETF	28,390,690	78,477,374	78,477,374	75,693,281	75,693,281	31,174,783	100,617	—
SPDR S&P 600 Small Cap Value ETF	29,593,856	58,077,153	58,077,153	64,956,882	64,956,882	22,714,127	65,876	—
SPDR DJ Global Titans ETF	2,962,407	74,532,660	74,532,660	75,079,263	75,079,263	2,415,804	17,250	—
SPDR Dow Jones REIT ETF	132,239,179	597,456,128	597,456,128	574,537,488	574,537,488	155,157,819	209,819	—
SPDR KBW Bank ETF	46,080,711	534,426,122	534,426,122	537,705,693	537,705,693	42,801,140	126,816	—
SPDR KBW Capital Markets ETF	7,980,811	36,600,311	36,600,311	36,279,980	36,279,980	8,301,142	7,012	—
SPDR KBW Insurance ETF	4,237,598	117,301,734	117,301,734	110,837,222	110,837,222	10,702,110	13,667	—
SPDR KBW Mortgage Finance ETF	1,031,758	3,007,279	3,007,279	2,845,791	2,845,791	1,193,246	1,418	—
SPDR KBW Regional Banking ETF	161,564,684	340,975,068	340,975,068	391,480,275	391,480,275	111,059,477	265,765	—
SPDR Morgan Stanley Technology ETF	10,341,311	154,738,778	154,738,778	149,664,620	149,664,620	15,415,469	26,675	—
SPDR S&P Dividend ETF	275,284,148	2,117,977,165	2,117,977,165	2,038,916,389	2,038,916,389	354,344,924	592,014	—
SPDR S&P Biotech ETF	94,435,725	455,282,928	455,282,928	472,299,569	472,299,569	77,419,084	168,926	—
SPDR S&P Homebuilders ETF	112,277,545	597,615,285	597,615,285	625,524,168	625,524,168	84,368,662	174,036	—
SPDR S&P Metals & Mining ETF	75,252,050	831,164,233	831,164,233	688,667,366	688,667,366	217,748,917	139,058	—
SPDR S&P Oil & Gas Equipment & Services ETF	27,354,745	359,455,621	359,455,621	320,778,610	320,778,610	66,031,756	89,116	—
SPDR S&P Oil & Gas Exploration & Production ETF	48,293,877	428,706,232	428,706,232	312,550,107	312,550,107	164,450,002	142,190	—
SPDR S&P Pharmaceuticals ETF	30,386,719	121,892,222	121,892,222	136,157,165	136,157,165	16,121,776	75,197	—
SPDR S&P Retail ETF	67,696,465	709,410,010	709,410,010	710,670,354	710,670,354	66,436,121	434,782	—
SPDR S&P Semiconductor ETF	14,605,362	79,794,060	79,794,060	69,374,624	69,374,624	25,024,798	33,442	—
SPDR Wells Fargo Preferred Stock ETF	9,537,013	90,898,636	90,898,636	89,651,520	89,651,520	10,784,129	48,725	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	—	2,939,487,000	2,939,487,000	2,939,487,000	2,939,487,000	—	180,153	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	6/30/10	Cost	Shares	Proceeds	Shares	3/31/11	Income	Realized Gain

SPDR Barclays Capital TIPS ETF	$37,370,682	$166,682,475	166,682,475	$189,832,877	189,832,877	$14,220,280	$15,264	$—
SPDR Barclays Capital Intermediate Term Treasury ETF	26,431,174	107,821,909	107,821,909	108,081,062	108,081,062	26,172,021	33,198	—
SPDR Barclays Capital Long Term Treasury ETF	2,203,900	21,010,252	21,010,252	21,490,557	21,490,557	1,723,595	4,340	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	16,362,468	26,047,362	26,047,362	35,102,057	35,102,057	7,307,773	9,641	—
SPDR Barclays Capital Long Term Corporate Bond ETF	3,383,865	15,343,033	15,343,033	16,273,363	16,273,363	2,453,535	3,410	—
SPDR Barclays Capital Convertible Securities ETF	33,590,990	263,981,420	263,981,420	217,997,145	217,997,145	79,575,265	110,346	—
SPDR Barclays Capital Aggregate Bond ETF	10,761,980	118,331,970	118,331,970	109,688,329	109,688,329	19,405,621	23,052	—
SPDR Barclays Capital International Treasury Bond ETF	9,505,986	10,414,014	10,414,014	17,543,400	17,543,400	2,376,600	1,272	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$178,168,507	$42,321,636	$18,012,490	$24,309,146
SPDR Dow Jones Large Cap ETF	37,659,766	11,677,961	585,886	11,092,075
SPDR S&P 500 Growth ETF	174,484,440	34,134,006	5,767,131	28,366,875
SPDR S&P 500 Value ETF	168,403,254	22,217,712	11,393,094	10,824,618
SPDR Dow Jones Mid Cap ETF	64,177,534	13,690,638	1,138,107	12,552,531
SPDR S&P 400 Mid Cap Growth ETF	79,311,532	7,770,062	1,521,576	6,248,486
SPDR S&P 400 Mid Cap Value ETF	31,020,251	3,180,198	375,537	2,804,661
SPDR S&P 600 Small Cap ETF	96,173,448	6,338,099	2,543,330	3,794,769
SPDR S&P 600 Small Cap Growth ETF	209,525,566	17,624,696	6,332,842	11,291,854
SPDR S&P 600 Small Cap Value ETF	158,892,892	12,657,929	6,095,559	6,562,370
SPDR DJ Global Titans ETF	159,914,935	14,306,467	17,044,595	(2,738,128)
SPDR Dow Jones REIT ETF	1,637,944,045	145,734,116	109,033,542	36,700,574
SPDR KBW Bank ETF	2,105,144,654	10,717,536	146,877,030	(136,159,494)
SPDR KBW Capital Markets ETF	104,098,671	826,186	17,857,929	(17,031,743)
SPDR KBW Insurance ETF	224,056,932	6,636,088	10,399,035	(3,762,947)
SPDR KBW Mortgage Finance ETF	5,544,034	138,518	370,258	(231,740)
SPDR KBW Regional Banking ETF	901,868,820	3,546,773	128,136,204	(124,589,431)
SPDR Morgan Stanley Technology ETF	231,732,002	31,839,719	24,817,758	7,021,961
SPDR S&P Dividend ETF	5,304,463,032	589,315,325	20,346,507	568,968,818
SPDR S&P Biotech ETF	519,310,972	53,451,491	24,557,225	28,894,266
SPDR S&P Health Care Equipment ETF	10,133,495	447,310	83,748	363,562
SPDR S&P Homebuilders ETF	876,831,767	33,584,817	47,034,174	(13,449,357)
SPDR S&P Metals & Mining ETF	1,563,947,401	78,132,165	9,593,379	68,538,786

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2011 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Oil & Gas Equipment & Services ETF	$630,301,499	$138,971,210	$406,735	$138,564,475
SPDR S&P Oil & Gas Exploration & Production ETF	1,587,744,455	92,822,707	4,529,497	88,293,210
SPDR S&P Pharmaceuticals ETF	206,278,674	28,374,527	7,989,156	20,385,371
SPDR S&P Retail ETF	985,284,273	16,208,295	4,722,017	11,486,278
SPDR S&P Semiconductor ETF	170,441,275	8,156,279	4,037,904	4,118,375
SPDR S&P Telecom ETF	12,868,061	547,395	158,185	389,210
SPDR S&P Transportation ETF	12,779,349	686,962	205,760	481,202
SPDR Wells Fargo Preferred Stock ETF	113,649,765	4,510,853	138,848	4,372,005
SPDR Barclays Capital 1-3 Month T-Bill ETF	921,700,725	31,719	6,551	25,168
SPDR Barclays Capital TIPS ETF	384,175,467	21,619,745	22,548	21,597,197
SPDR Barclays Capital Intermediate Term Treasury ETF	221,536,172	3,177,125	845,303	2,331,822
SPDR Barclays Capital Long Term Treasury ETF	30,203,989	45,121	1,341,884	(1,296,763)
SPDR Barclays Capital Short Term Corporate Bond ETF	332,725,341	1,442,480	439,031	1,003,449
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	159,051,972	3,219,818	781,263	2,438,555
SPDR Barclays Capital Long Term Corporate Bond ETF	29,587,767	1,059,420	464,854	594,566
SPDR Barclays Capital Convertible Securities ETF	799,580,219	61,639,774	3,509,729	58,130,045
SPDR Barclays Capital Mortgage Backed Bond ETF	58,677,932	238,919	10,987	227,932
SPDR Barclays Capital Aggregate Bond ETF	308,749,611	5,528,495	1,052,281	4,476,214
SPDR Nuveen Barclays Capital Municipal Bond ETF	820,189,910	12,861,076	15,478,890	(2,617,814)
SPDR Nuveen Barclays Capital California Municipal Bond ETF	69,984,713	398,030	2,765,104	(2,367,074)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	26,083,408	221,909	679,810	(457,901)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,265,327,790	11,593,538	4,301,591	7,291,947
SPDR Nuveen S&P VRDO Municipal Bond ETF	9,000,886	—	—	—
SPDR Nuveen Barclays Capital Build America Bond ETF	34,137,139	348,387	1,235,457	(887,070)
SPDR DB International Government Inflation-Protected Bond ETF	1,054,178,567	88,531,768	13,697,953	74,833,815
SPDR Barclays Capital Short Term International Treasury Bond ETF	186,069,265	8,600,285	336,899	8,263,386
SPDR Barclays Capital International Treasury Bond ETF	1,326,432,040	102,972,374	10,175,192	92,797,182
SPDR Barclays Capital International Corporate Bond ETF	21,870,962	1,049,080	38,685	1,010,395
SPDR Barclays Capital Emerging Markets Local Bond ETF	8,787,931	238,498	15,786	222,712
SPDR Barclays Capital High Yield Bond ETF	6,805,441,160	331,066,622	11,367,490	319,699,132

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures
SIGNATURES
Certifications

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer
Date: May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer
Date: May 23, 2011